UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02628

Fidelity Municipal Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.,

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2015

Item 1. Reports to Stockholders

Contents Shareholder Expense Example Investment Changes (Unaudited) Investments June 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements Contents Shareholder Expense Example Investment Changes (Unaudited) Investments June 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements Contents Shareholder Expense Example Investment Changes (Unaudited) Investments June 30, 2015 (Unaudited) Financial Statements Investment Changes/Performance (Unaudited) Investments June 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements Contents Shareholder Expense Example Investment Changes (Unaudited) Investments June 30, 2015 (Unaudited) Financial Statements Investment Changes/Performance (Unaudited) Investments June 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements Contents Shareholder Expense Example Investment Changes (Unaudited) Investments June 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements Contents Shareholder Expense Example Investment Changes (Unaudited) Investments June 30, 2015 (Unaudited) Financial Statements Investment Changes/Performance (Unaudited) Investments June 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements Contents Shareholder Expense Example Investment Changes (Unaudited) Investments June 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements Contents Shareholder Expense Example Investment Changes (Unaudited) Investments June 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements

Fidelity®

Limited Term
Municipal Income Fund

Semiannual Report

June 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1, 2015 to June 30, 2015
Class A	.82%
Actual		$ 1,000.00	$ 998.30	$ 4.06
HypotheticalA		$ 1,000.00	$ 1,020.73	$ 4.11
Class T	.78%
Actual		$ 1,000.00	$ 998.50	$ 3.87
HypotheticalA		$ 1,000.00	$ 1,020.93	$ 3.91
Class B	1.40%
Actual		$ 1,000.00	$ 994.50	$ 6.92
HypotheticalA		$ 1,000.00	$ 1,017.85	$ 7.00
Class C	1.56%
Actual		$ 1,000.00	$ 994.60	$ 7.72
HypotheticalA		$ 1,000.00	$ 1,017.06	$ 7.80
Limited Term Municipal Income	.49%
Actual		$ 1,000.00	$ 999.90	$ 2.43
HypotheticalA		$ 1,000.00	$ 1,022.36	$ 2.46
Institutional Class	.56%
Actual		$ 1,000.00	$ 999.60	$ 2.78
HypotheticalA		$ 1,000.00	$ 1,022.02	$ 2.81

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five States as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Florida	10.9	9.0
New York	9.8	10.6
Texas	8.7	7.3
Illinois	8.5	8.6
California	8.4	8.6
Top Five Sectors as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	40.4	38.1
Electric Utilities	10.7	12.5
Transportation	10.1	9.9
Health Care	8.8	8.7
Special Tax	7.8	9.4
Weighted Average Maturity as of June 30, 2015
		6 months ago
Years	3.3	3.3

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2015
6 months ago
Years	2.8	2.7

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of June 30, 2015	As of December 31, 2014
AAA 10.0%	AAA 9.2%
AA,A 70.7%	AA,A 76.0%
BBB 7.3%	BBB 6.4%
BB and Below 0.5%	BB and Below 0.0%
Not Rated 1.9%	Not Rated 1.6%
Short-Term Investments and Net Other Assets 9.6%	Short-Term Investments and Net Other Assets 6.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 90.4%
	Principal Amount (000s)	Value (000s)
Alaska - 0.6%
Anchorage Gen. Oblig.:
Series A:
5% 9/1/20	$ 1,090	$ 1,275
5% 9/1/22	1,200	1,433
Series B:
5% 9/1/18	3,685	4,136
5% 9/1/20	2,000	2,339
5% 9/1/22	1,425	1,701
Series C:
5% 9/1/18	1,000	1,123
5% 9/1/19	2,150	2,470
5% 9/1/20	1,260	1,474
5% 9/1/22	1,000	1,194
Series D:
5% 9/1/19	3,895	4,474
5% 9/1/20	2,000	2,339
		23,958
Arizona - 2.3%
Arizona Ctfs. of Prtn. Series 2010 A, 5% 10/1/16 (FSA Insured)	13,000	13,690
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A:
5% 12/1/18	500	557
5% 12/1/19	600	681
5% 12/1/20	820	942
5% 12/1/21	1,105	1,277
5% 12/1/22	800	927
5% 12/1/23	1,000	1,167
5% 12/1/24	1,500	1,758
Arizona School Facilities Board Ctfs. of Prtn.:
Series 2005 A2, 5% 9/1/16 (Pre-Refunded to 9/1/15 @ 100)	11,000	11,082
Series 2008, 5.5% 9/1/16	1,385	1,462
Arizona Wtr. Infrastructure Fin. Auth. Rev. Series 2009 A:
5% 10/1/18	1,000	1,125
5% 10/1/20 (Pre-Refunded to 10/1/19 @ 100)	5,180	5,981
Glendale Gen. Oblig. Series 2015:
4% 7/1/19 (FSA Insured)	600	652
5% 7/1/22 (FSA Insured)	1,000	1,159
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Glendale Trans. Excise Tax Rev.:
5% 7/1/21 (FSA Insured)	$ 750	$ 875
5% 7/1/22 (FSA Insured)	1,170	1,370
5% 7/1/23 (FSA Insured)	1,395	1,643
Maricopa County School District #28 Kyrene Elementary Series 2010 B:
1% 7/1/19 (a)	900	985
1% 7/1/20 (a)	1,360	1,502
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2009 A, 5% 7/1/15	5,835	5,835
Series 2009 B, 5% 7/1/16	5,090	5,322
Pima County Ctfs. of Prtn. Series 2014:
5% 12/1/21	2,210	2,548
5% 12/1/22	2,470	2,861
5% 12/1/23	3,425	4,000
Pima County Swr. Sys. Rev.:
Series 2011 B, 5% 7/1/19	3,225	3,684
Series 2012 A:
5% 7/1/18	825	917
5% 7/1/19	1,550	1,771
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2009 A, 5% 1/1/26	500	562
Tucson Gen. Oblig. Series 2005, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250	1,250
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011:
5% 7/1/16 (Escrowed to Maturity)	3,055	3,192
5% 7/1/17 (Escrowed to Maturity)	3,315	3,590
5% 7/1/18 (Escrowed to Maturity)	3,365	3,752
		88,119
California - 8.4%
Alameda Corridor Trans. Auth. Rev.:
Series 2004 A, 0% 10/1/19	3,600	3,204
Series 2013 A, 5% 10/1/22	2,190	2,605
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds 1.5%, tender 4/2/18 (d)	5,200	5,216
California Gen. Oblig.:
Bonds 3%, tender 12/1/19 (d)	15,600	16,532
5% 9/1/18	7,500	8,419
5% 9/1/19	20,000	23,034
5% 9/1/20	20,000	23,415
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 H, 5.125% 7/1/22 (Pre-Refunded to 7/1/15 @ 100)	$ 1,005	$ 1,005
Bonds (Children's Hosp. of Orange County Proj.) Series 2012 A, 1.87%, tender 7/1/17 (d)	4,000	4,046
California Infra Eco Dev. Bank Rev. Bonds Series 2013 A1:
0.35%, tender 4/1/16 (d)	17,000	16,999
0.35%, tender 4/1/16 (d)	30,000	30,000
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 0.5%, tender 8/3/15 (b)(d)(e)	18,100	18,100
California Pub. Works Board Lease Rev.:
(Dept. of Corrections & Rehab. Proj.) Series 2011 C, 5% 10/1/18	1,750	1,962
(Riverside Campus Proj.) Series 2012 H, 5% 4/1/22	1,000	1,182
(Univ. Proj.) Series 2011 B:
5% 10/1/18	2,740	3,079
5% 10/1/19	1,490	1,718
(Various Cap. Projs.):
Series 2011 A:
5% 10/1/18	6,475	7,258
5% 10/1/19	5,000	5,747
5% 10/1/20	2,525	2,950
Series 2012 A, 5% 4/1/21	1,000	1,174
Series 2012 G, 5% 11/1/22	1,250	1,488
(Various Judicial Council Projects) Series 2011 D, 5% 12/1/19	4,100	4,728
Series 2009 J, 5% 11/1/17	2,300	2,516
Series 2010 A:
5% 3/1/16	2,000	2,061
5% 3/1/17	5,405	5,790
California Statewide Cmntys. Dev. Auth. Rev. Bonds:
Series 2002 C, 5%, tender 5/1/17 (d)	4,000	4,304
Series 2009 E2, 5%, tender 5/1/17 (d)	2,000	2,152
Contra Costa Trans. Auth. Sales Tax Rev. Bonds Series 2012 A, 0.493%, tender 12/12/15 (d)	12,500	12,498
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2013 A, 4% 6/1/21	3,500	3,878
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/19	4,400	5,054
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Series 2010 A, 5% 8/1/17	5,000	5,434
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Gen. Oblig. Series 2011 B, 5% 9/1/18	$ 20,960	$ 23,521
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C:
4.625% 3/1/18	1,500	1,641
5% 3/1/19	2,935	3,330
Los Angeles Unified School District Ctfs. of Prtn. (Multiple Properties Proj.) Series 2010 A:
5% 12/1/16	2,025	2,144
5% 12/1/17	9,790	10,730
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. (Refing. Proj.) Series 2009, 5% 8/1/17 (FSA Insured)	2,130	2,308
Northern California Pwr. Agcy. Rev.:
(Geothermal #3 Proj.) Series 2009 A, 5% 7/1/15	2,170	2,170
(Hydroelectric #1 Proj.) Series 2010 A:
4% 7/1/15	2,000	2,000
5% 7/1/18	2,000	2,226
Oakland Unified School District Alameda County Series 2013, 5.5% 8/1/23	1,000	1,176
Port of Oakland Rev. Series 2012 P, 5% 5/1/21 (e)	2,500	2,904
Rancho Cucamonga Redev. Agcy. (Rancho Redev. Proj.):
5% 9/1/23 (FSA Insured)	1,350	1,611
5% 9/1/24 (FSA Insured)	2,300	2,766
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A:
4% 6/1/17	1,750	1,854
5% 6/1/17	3,700	3,991
5% 6/1/18	6,470	7,109
Sacramento Muni. Util. District Elec. Rev. Series 2011 X, 5% 8/15/21	4,000	4,752
Sacramento Pwr. Auth. Cogeneration Proj. Rev. Series 2005 A, 5% 7/1/18 (AMBAC Insured)	2,890	2,890
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A:
5% 8/1/16	5,450	5,698
5% 8/1/18	8,000	8,779
San Diego Cmnty. College District Series 2007, 0% 8/1/16 (FSA Insured)	1,160	1,150
San Pablo Calif Redev. Agcy. Series 2014 A, 5% 6/15/24 (FSA Insured)	1,380	1,641
Stockton Unified School District Gen. Oblig. 5% 7/1/18 (FSA Insured)	1,035	1,142
		325,081
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - 0.3%
Colorado Health Facilities Auth. Rev. Bonds (Catholic Health Initiatives Proj.) Series 2008 C4, 4%, tender 11/12/15 (d)	$ 4,200	$ 4,253
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2014 A, 5% 6/1/23	3,860	4,563
E-470 Pub. Hwy. Auth. Rev. Series 2015 A:
5% 9/1/19	1,000	1,118
5% 9/1/20	1,000	1,132
Univ. of Colorado Enterprise Sys. Rev. Series 2009 A, 5% 6/1/17	500	541
		11,607
Connecticut - 2.0%
Connecticut Gen. Oblig.:
(Econ. Recovery Proj.) Series 2009 A, 5% 1/1/16	2,700	2,763
Series 2012 C, 5% 6/1/21	23,420	27,242
Series 2012 D, 0.36% 9/15/15 (d)	6,000	6,003
Series 2013 A:
0.3% 3/1/16 (d)	1,100	1,101
0.41% 3/1/17 (d)	1,400	1,402
Series 2014 C, 5% 12/15/16	16,070	17,086
Series 2014 D, 2% 6/15/16	3,400	3,453
Connecticut Health & Edl. Facilities Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 1998 B, 1.55%, tender 2/1/17 (d)	2,860	2,903
Connecticut Hsg. Fin. Auth. Series 2013 B2, 4% 11/15/32	7,225	7,673
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2011 A, 5% 12/1/18	5,575	6,265
New Haven Gen. Oblig. Series 2013 A, 5% 8/1/15	1,000	1,004
		76,895
Delaware, New Jersey - 0.1%
Delaware River & Bay Auth. Rev. Series 2014 C:
5% 1/1/20	2,500	2,860
5% 1/1/21	2,000	2,317
		5,177
District Of Columbia - 0.4%
District of Columbia Gen. Oblig. Series 2007 B, 5% 6/1/16 (AMBAC Insured)	3,555	3,703
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/15 (FSA Insured)	$ 1,500	$ 1,508
District of Columbia Univ. Rev. Bonds (Georgetown Univ. Proj.) Series 2001 B, 4.7%, tender 4/1/18 (d)	8,500	9,229
		14,440
Florida - 10.9%
Alachua County Health Facilities Auth. Health Facilities Rev. (Shands Teaching Hospitals & Clinics, Inc. Proj.) Series 2010 B, 5% 12/1/15	4,395	4,476
Brevard County School Board Ctfs. of Prtn.:
Series 2014, 5% 7/1/21	1,000	1,165
Series 2015 C:
5% 7/1/21	650	757
5% 7/1/22	3,725	4,352
5% 7/1/23	3,000	3,526
Broward County Arpt. Sys. Rev. Series 2012 Q1, 5% 10/1/21	1,000	1,161
Broward County School Board Ctfs. of Prtn.:
Series 2008 A, 5% 7/1/15 (FSA Insured)	5,495	5,495
Series 2012 A:
5% 7/1/19	7,000	7,924
5% 7/1/20	15,070	17,313
Series 2015 A:
5% 7/1/19	2,000	2,264
5% 7/1/20	4,000	4,595
5% 7/1/21	4,500	5,214
5% 7/1/22	3,500	4,067
5% 7/1/23	2,750	3,212
5% 7/1/24	1,320	1,546
Series 2015 B:
5% 7/1/19	2,000	2,264
5% 7/1/20	3,000	3,447
5% 7/1/21	6,235	7,224
5% 7/1/22	1,275	1,482
5% 7/1/23	2,750	3,212
5% 7/1/24	1,145	1,341
Clay County Infrastructure Sales Surtax Rev. 5% 10/1/15 (Assured Guaranty Corp. Insured)	7,745	7,833
Clearwater Wtr. and Swr. Rev. Series 2011:
4% 12/1/16	1,265	1,325
5% 12/1/17	1,685	1,847
5% 12/1/18	685	772
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Clearwater Wtr. and Swr. Rev. Series 2011: - continued
5% 12/1/19	$ 1,820	$ 2,101
5% 12/1/20	1,000	1,167
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011:
5% 10/1/16	1,530	1,602
5% 10/1/17	1,455	1,563
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/20	8,600	10,005
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2009 C:
5% 6/1/16	3,000	3,126
5% 6/1/20	3,625	4,146
Series 2012 C, 5% 6/1/16	3,585	3,736
Florida Dept. of Envir. Protection Rev. Series 2012 A, 5% 7/1/19	15,800	17,873
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A:
5% 2/1/17	700	732
5% 2/1/18	1,790	1,908
5% 2/1/19	1,450	1,569
5% 2/1/20	2,025	2,210
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Series 2010 A, 5% 7/1/15 (Escrowed to Maturity)	20,010	20,010
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/21	1,030	1,164
5% 10/1/22	2,000	2,271
5% 10/1/23	1,270	1,444
5% 10/1/24	2,000	2,267
5% 10/1/25	1,750	1,981
5% 10/1/26	2,000	2,229
Florida Muni. Pwr. Agcy. Rev. (Stanton II Proj.) Series 2012 A, 5% 10/1/18	2,850	3,183
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2011 C:
5% 10/1/19	1,705	1,966
5% 10/1/20	1,000	1,172
Halifax Hosp. Med. Ctr. Rev. 5% 6/1/23	1,325	1,515
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2009 E, 5% 11/15/15	2,345	2,385
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Indian River County School Board Ctfs. of Prtn. Series 2014:
5% 7/1/20	$ 935	$ 1,073
5% 7/1/22	2,000	2,321
5% 7/1/23	2,000	2,332
Indian River County Wtr. & Swr. Rev.:
5% 9/1/15	1,000	1,008
5% 9/1/17	1,000	1,071
JEA Wtr. & Swr. Sys. Rev. Series 2010 D, 5% 10/1/21	1,945	2,243
Kissimmee Util. Auth. Elec. Sys. Rev. Series 2003, 5.25% 10/1/15	3,525	3,566
Manatee County Rev. Series 2013:
5% 10/1/19	1,250	1,433
5% 10/1/20	2,000	2,330
5% 10/1/21	2,000	2,350
5% 10/1/22	1,000	1,180
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series 2012:
5% 11/15/21	1,000	1,154
5% 11/15/22	485	562
Miami-Dade County Expressway Auth.:
(Waste Mgmt., Inc. of Florida Proj.):
Series 2013, 5% 7/1/19	2,000	2,275
5% 7/1/20	1,000	1,156
5% 7/1/21	2,000	2,334
5% 7/1/22	2,000	2,345
5% 7/1/23	2,000	2,334
Series 2014 A, 5% 7/1/24	625	737
Series 2014 B:
5% 7/1/22	1,500	1,758
5% 7/1/23	3,250	3,825
Miami-Dade County Gen. Oblig. (Parks Prog.) Series 2015 A, 5% 11/1/22	3,880	4,602
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B, 5% 6/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,875	3,887
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2014 D:
5% 11/1/20	4,875	5,639
5% 11/1/21	6,275	7,334
5% 11/1/22	2,915	3,410
5% 11/1/23	7,650	9,009
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County School Board Ctfs. of Prtn.: - continued
Series 2015 A:
5% 5/1/19	$ 1,000	$ 1,133
5% 5/1/20	2,095	2,409
5% 5/1/21	4,000	4,644
5% 5/1/22	3,720	4,333
5% 5/1/23	6,500	7,632
Series 2015 B, 5% 5/1/24 (c)	29,560	34,451
Series 2016 A, 5% 8/1/27 (c)	5,560	6,169
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/19	1,250	1,425
Orange County Health Facilities Auth.:
(Orlando Health, Inc.) Series 2009:
5% 10/1/15	2,210	2,234
5% 10/1/16	1,325	1,394
Series 2009, 5.25% 10/1/19	1,245	1,412
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Healthcare Sys. Proj.) Series 2008 A, 5% 11/1/15 (FSA Insured)	1,825	1,852
Orlando & Orange County Expressway Auth. Rev.:
Series 2010 B, 5% 7/1/15 (FSA Insured)	1,430	1,430
Series 2012, 5% 7/1/19	1,000	1,139
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 C, 5% 10/1/17	1,500	1,640
Series 2010 C, 5% 10/1/17	1,895	2,071
Series 2011 B:
5% 10/1/18	2,250	2,531
5% 10/1/19	2,325	2,680
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014:
4% 12/1/19	1,000	1,088
5% 12/1/20	880	1,001
5% 12/1/21	1,100	1,253
Palm Beach County School Board Ctfs. of Prtn.:
Series 2014 B:
4% 8/1/19	4,000	4,367
4% 8/1/21	4,040	4,451
5% 8/1/19	3,000	3,399
5% 8/1/21	4,000	4,638
Series 2015 B:
5% 8/1/19	2,735	3,099
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Palm Beach County School Board Ctfs. of Prtn.: - continued
Series 2015 B:
5% 8/1/20	$ 1,750	$ 2,015
Pasco County School District Sales Tax Rev. Series 2013:
5% 10/1/18	1,250	1,398
5% 10/1/19	1,100	1,257
5% 10/1/20	1,000	1,156
5% 10/1/21	1,000	1,162
5% 10/1/22	1,000	1,165
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev.:
Series 2011:
5% 10/1/17 (e)	4,465	4,838
5% 10/1/19 (e)	2,025	2,301
5% 10/1/18 (e)	2,745	3,051
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev.:
Series 2011 B:
5% 10/1/18 (Escrowed to Maturity)	2,440	2,739
5% 10/1/18 (Escrowed to Maturity)	2,260	2,537
Series 2011, 5% 10/1/19	5,590	6,447
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010:
5% 11/15/16	2,500	2,649
5% 11/15/17	1,515	1,656
Tampa Solid Waste Sys. Rev. Series 2010:
5% 10/1/15 (FSA Insured) (e)	2,920	2,952
5% 10/1/16 (FSA Insured) (e)	6,000	6,322
5% 10/1/17 (FSA Insured) (e)	5,000	5,412
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/20	1,800	2,075
Titusville Wtr. & Swr. Rev. Series 2010, 5% 10/1/17 (Assured Guaranty Corp. Insured)	1,135	1,229
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B:
5% 8/1/18	300	334
5% 8/1/19	310	353
		421,330
Georgia - 3.0%
Atlanta Arpt. Rev.:
5% 1/1/22	1,000	1,169
5% 1/1/23	1,000	1,179
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Atlanta Arpt. Rev.: - continued
5% 1/1/24	$ 1,150	$ 1,366
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (d)	12,500	12,640
2.2%, tender 4/2/19 (d)	9,700	9,896
Fulton County Wtr. & Swr. Rev. Series 2011:
5% 1/1/19	4,000	4,513
5% 1/1/20	4,000	4,609
Georgia Gen. Oblig. Series 2014 D, 5% 7/1/16	23,900	24,996
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Combined Cycle Proj.) Series A, 5% 11/1/18	2,000	2,244
(Proj. One):
Series 2008 A, 5.25% 1/1/17 (Berkshire Hathaway Assurance Corp. Insured)	7,925	8,451
Series 2008 D:
5.75% 1/1/19	14,890	16,886
5.75% 1/1/20	3,555	4,030
Series B, 5% 1/1/17	2,750	2,922
Series GG:
5% 1/1/16	680	695
5% 1/1/20	675	774
5% 1/1/21	1,670	1,942
Georgia Muni. Gas Auth. Rev.:
(Gas Portfolio III Proj.) Series 2014 U:
5% 10/1/19	1,500	1,712
5% 10/1/22	1,000	1,171
(Gas Portfolio III Proj.) Series 2014 U, 5% 10/1/23	2,420	2,854
(Gas Portfolio III Proj.) Series R, 5% 10/1/21	5,000	5,840
Private Colleges & Univs. Auth. Rev. (The Savannah College of Arts and Design Projs.) Series 2014, 5% 4/1/21	2,000	2,252
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009:
5% 1/1/16	2,415	2,470
5% 1/1/18	1,530	1,609
		116,220
Hawaii - 0.5%
Hawaii Arpts. Sys. Rev.:
Series 2010 B, 5% 7/1/15 (e)	3,900	3,900
Series 2011, 5% 7/1/19 (e)	4,000	4,498
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Hawaii - continued
Hawaii Gen. Oblig. Series DR, 5% 6/1/16 (Escrowed to Maturity)	$ 2,895	$ 3,015
State of Hawaii Dept. of Trans. Series 2013:
5% 8/1/19 (e)	1,400	1,572
5% 8/1/20 (e)	3,050	3,472
5% 8/1/21 (e)	550	632
5% 8/1/22 (e)	2,075	2,389
5% 8/1/23 (e)	1,435	1,658
		21,136
Illinois - 8.5%
Chicago Board of Ed.:
Series 1998 B1, 0% 12/1/21 (FGIC Insured)	10,000	7,507
Series 2009 D:
4% 12/1/16 (Assured Guaranty Corp. Insured)	950	970
5% 12/1/17 (Assured Guaranty Corp. Insured)	4,115	4,345
5% 12/1/18 (Assured Guaranty Corp. Insured)	2,335	2,501
Chicago Gen. Oblig.:
(City Colleges Proj.) Series 1999:
0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,200	6,868
0% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,753
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,805	8,638
0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,755	12,375
Series 2009 A, 5% 1/1/22	2,500	2,525
Series 2012 C, 5% 1/1/23	3,220	3,236
4.5% 1/1/20	1,150	1,163
5% 1/1/21	4,875	4,999
5% 1/1/21	1,500	1,538
5% 1/1/23	2,920	2,936
Chicago Midway Arpt. Rev.:
Series 2014 B:
5% 1/1/20	625	711
5% 1/1/21	400	459
5% 1/1/23	2,500	2,913
5% 1/1/22	5,000	5,790
5% 1/1/23	5,900	6,875
Chicago Motor Fuel Tax Rev. Series 2013:
5% 1/1/19	250	265
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Motor Fuel Tax Rev. Series 2013: - continued
5% 1/1/20	$ 300	$ 320
5% 1/1/21	400	426
5% 1/1/22	300	318
5% 1/1/23	535	565
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2010 D, 5.25% 1/1/17 (e)	1,000	1,060
Series 2010 E, 5% 1/1/16 (e)	1,500	1,533
Series 2011 B, 5% 1/1/18	6,500	7,068
Series 2012 A, 5% 1/1/21	1,400	1,598
Series 2012 B, 5% 1/1/21 (e)	4,605	5,167
Series 2013 B, 5% 1/1/22	4,000	4,593
Series 2013 D, 5% 1/1/22	3,220	3,697
Chicago Park District Gen. Oblig. Series 2014 D:
4% 1/1/17	1,050	1,076
4% 1/1/18	2,255	2,332
Chicago Sales Tax Rev. Series 1998, 5.5% 1/1/16 (FGIC Insured) (FSA Insured)	1,710	1,745
Chicago Transit Auth. Cap. Grant Receipts Rev.:
5% 6/1/19 (Assured Guaranty Corp. Insured)	2,085	2,152
5% 6/1/19 (Pre-Refunded to 12/1/16 @ 100)	415	441
Chicago Wastewtr. Transmission Rev. Series 2012:
5% 1/1/19	1,310	1,415
5% 1/1/23	1,200	1,304
Cook County Gen. Oblig.:
Series 2009 C, 5% 11/15/21	8,575	9,133
Series 2010 A, 5.25% 11/15/22	4,960	5,370
Series 2011 A, 5.25% 11/15/22	1,000	1,089
Series 2012 C:
5% 11/15/19	3,200	3,469
5% 11/15/20	7,210	7,855
5% 11/15/21	4,970	5,415
5% 11/15/22	1,250	1,357
Series 2014 A:
5% 11/15/20	1,000	1,089
5% 11/15/21	500	545
5% 11/15/22	1,000	1,086
Cook County Thorton Township High School District #205 5.5% 12/1/16 (Assured Guaranty Corp. Insured)	2,500	2,662
Illinois Edl. Facilities Auth. Rev. Bonds (Univ. of Chicago Proj.) Series B2, 1.55%, tender 2/13/30 (d)	10,000	9,873
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Gas Supply Rev. Bonds (The Peoples Gas Lt. and Coke Co. Proj.) Series 2010 B, 2.625%, tender 8/1/15 (d)	$ 9,500	$ 9,514
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.25% 10/1/15	2,220	2,245
Illinois Fin. Auth. Rev.:
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5% 7/1/15	1,000	1,000
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/16	2,060	2,137
5% 5/15/17	3,520	3,781
(Provena Health Proj.) Series 2010 A, 5.75% 5/1/19	2,650	3,031
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/15 (Escrowed to Maturity)	3,075	3,122
5% 11/1/16 (Escrowed to Maturity)	1,700	1,801
Bonds Series E, 2.25%, tender 4/29/22 (d)	22,930	22,530
Series 2012 A, 5% 5/15/23	1,300	1,478
Series 2012:
5% 9/1/18	1,160	1,272
5% 9/1/19	1,115	1,242
5% 9/1/20	1,470	1,651
5% 9/1/21	2,045	2,298
5% 9/1/22	3,530	3,976
5% 11/15/20	1,650	1,907
5% 11/15/22	500	578
5% 11/15/24	1,955	2,281
Illinois Gen. Oblig.:
Series 2002, 5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,495	1,501
Series 2004, 5% 11/1/16	11,000	11,516
Series 2005, 5% 4/1/17 (AMBAC Insured)	8,050	8,075
Series 2007 B, 5% 1/1/17	9,835	10,293
Series 2010:
5% 1/1/16 (FSA Insured)	3,200	3,264
5% 1/1/21 (FSA Insured)	1,600	1,715
Series 2012:
5% 3/1/19	5,500	5,897
5% 8/1/19	2,660	2,864
5% 8/1/20	6,900	7,487
5% 8/1/21	1,400	1,520
5% 8/1/22	5,800	6,254
Series 2013, 5% 7/1/22	1,265	1,365
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.: - continued
Series 2014, 5% 2/1/22	$ 3,000	$ 3,235
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.) Series 2003 A, 5% 5/15/16 (FSA Insured)	2,325	2,415
Series 2003 A, 5% 5/15/17 (FSA Insured)	2,150	2,315
Illinois Sales Tax Rev. Series 2009 B:
4.5% 6/15/16	5,000	5,185
4.5% 6/15/17	6,075	6,485
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2006 A2, 5% 1/1/31 (Pre-Refunded to 7/1/16 @ 100)	2,100	2,194
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity)	580	579
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,520	1,516
McHenry County Conservation District Gen. Oblig.:
Series 2014:
5% 2/1/19	2,285	2,580
5% 2/1/20	2,275	2,617
Series 2014. 5% 2/1/23	2,225	2,630
Will County Cmnty. Unit School District #365-U:
0% 11/1/16 (Escrowed to Maturity)	740	735
0% 11/1/16 (FSA Insured)	2,235	2,204
		327,405
Indiana - 2.0%
Indiana Fin. Auth. Econ. Dev. Rev. Bonds (Republic Svcs., Inc. Proj.):
Series 2012, 0.48%, tender 9/1/15 (d)(e)	6,300	6,300
Series A, 0.48%, tender 5/1/34 (d)(e)	2,100	2,100
Indiana Fin. Auth. Hosp. Rev. Series 2013:
5% 8/15/22	700	813
5% 8/15/23	1,000	1,166
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A, 5% 12/1/15	2,135	2,175
(Wabash Valley Correctional Facilities Proj.) Series 2009 A, 5% 7/1/15	8,025	8,025
Series 2010 A, 5% 2/1/17	2,800	2,991
Series 2012:
5% 3/1/20	650	727
5% 3/1/21	1,225	1,383
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.):
Series 2012 A:
5% 10/1/20	$ 825	$ 959
5% 10/1/22	1,600	1,886
Series 2014 A:
5% 10/1/20	375	436
5% 10/1/21	380	445
5% 10/1/22	675	794
Series 2015 A:
5% 10/1/24	1,495	1,788
5% 10/1/25	1,625	1,926
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (d)	4,000	4,176
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (d)	2,200	2,235
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A:
5% 1/1/19	1,470	1,656
5% 1/1/20	1,250	1,435
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series F, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	515	515
Indianapolis Thermal Energy Sys. Series 2010 B:
5% 10/1/16	5,000	5,262
5% 10/1/17	5,000	5,433
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/19	1,000	1,087
4% 1/15/20	1,345	1,481
4% 1/15/21	1,250	1,376
5% 7/15/19	1,680	1,912
5% 7/15/20	1,170	1,357
5% 7/15/21	1,000	1,169
Purdue Univ. Rev.:
(Student Facilities Sys. Proj.) Series 2009 B:
4% 7/1/17	500	532
5% 7/1/15	315	315
5% 7/1/16	500	523
Series Z-1:
5% 7/1/16	1,215	1,270
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Purdue Univ. Rev.: - continued
Series Z-1:
5% 7/1/17	$ 1,000	$ 1,083
5% 7/1/18	1,500	1,676
Rockport Poll. Cont. Rev. Bonds (Indiana Michigan Pwr. Co. Proj. Series 2009 B, 1.75%, tender 6/1/18 (d)	8,500	8,498
Univ. of Southern Indiana Rev. Series J:
5% 10/1/15 (Assured Guaranty Corp. Insured)	1,000	1,011
5% 10/1/16 (Assured Guaranty Corp. Insured)	1,165	1,227
		79,143
Iowa - 0.0%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/16 (Assured Guaranty Corp. Insured)	1,700	1,749
Kansas - 0.6%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D:
5% 11/15/15	625	636
5% 11/15/16	875	927
Overland Park Sales Tax Spl. Oblig. Rev. Series 2012, 4.375% 12/15/23	3,100	3,098
Wichita Hosp. Facilities Rev.:
(Via Christi Health Sys., Inc. Proj.) Series 2009 III A:
5% 11/15/15 (Escrowed to Maturity)	6,245	6,353
5% 11/15/16 (Escrowed to Maturity)	5,410	5,744
Series 2011 IV A:
5% 11/15/18 (Escrowed to Maturity)	2,250	2,540
5% 11/15/20 (Escrowed to Maturity)	2,745	3,233
		22,531
Kentucky - 0.8%
Kentucky Econ. Dev. Fin. Auth. Bonds Series 2009 B, 2.7%, tender 11/10/21 (d)	9,000	9,005
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/15	4,000	4,021
Kentucky State Property & Buildings Commission Rev. (#82 Proj.) 5.25% 10/1/17 (FSA Insured)	2,450	2,682
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.):
Series 2003 A, 1.65%, tender 4/3/17 (d)	6,000	6,062
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.): - continued
Series 2007 B:
1.15%, tender 6/1/17 (d)	$ 2,600	$ 2,600
1.6%, tender 6/1/17 (d)	8,000	8,052
		32,422
Louisiana - 1.1%
Louisiana Gas & Fuel Tax Rev. Bonds Series 2013 B, 0.599%, tender 5/1/17 (d)	25,000	25,080
Louisiana Pub. Facilities Auth. Rev.:
(Christus Health Proj.) Series 2009 A, 5% 7/1/16	2,000	2,084
(Entergy Gulf States Louisiana LLC Proj.) Series 2010 B, 2.875% 11/1/15	3,000	3,024
Louisiana Stadium and Exposition District Series 2013 A:
5% 7/1/21	1,500	1,748
5% 7/1/22	1,000	1,172
New Orleans Gen. Oblig. Series 2012, 5% 12/1/20	2,800	3,159
Reg'l. Transit Auth. Louisiana Sales Tax Rev. 4% 12/1/16 (FSA Insured)	1,000	1,041
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	4,500	5,129
		42,437
Maine - 0.2%
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/21	2,400	2,837
5% 7/1/22	1,850	2,206
5% 7/1/24	2,350	2,839
		7,882
Maryland - 1.7%
Maryland Gen. Oblig.:
Series 2008 2, 5% 7/15/22 (Pre-Refunded to 7/15/18 @ 100)	5,500	6,140
Series 2012 B, 5% 8/1/16	6,400	6,716
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Bonds:
Series 2012 D, 0.953%, tender 11/15/17 (d)	14,000	14,116
Series 2013 A:
0.703%, tender 5/15/18 (d)	4,700	4,703
0.723%, tender 5/15/18 (d)	7,100	7,101
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
Series 2015:
5% 7/1/19 (c)	$ 400	$ 444
5% 7/1/22 (c)	900	1,014
5% 7/1/23 (c)	1,000	1,128
5% 7/1/24 (c)	2,000	2,251
5% 7/1/25 (c)	1,770	1,990
Montgomery County Gen. Oblig. Series 2011 A, 5% 7/1/20	16,000	18,380
		63,983
Massachusetts - 1.4%
Braintree Gen. Oblig. Series 2009, 5% 5/15/16	4,400	4,577
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2006 B, 5.25% 7/1/18	2,300	2,591
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.):
Series Q1:
4% 7/1/15	1,500	1,500
4% 7/1/16	1,000	1,036
Series Q2:
4% 7/1/15	1,170	1,170
4% 7/1/16	1,000	1,036
5% 7/1/17	1,370	1,485
(Tufts Med. Ctr. Proj.) Series I, 5% 1/1/16	1,300	1,326
Bonds Series 2013 U-6E, 0.62%, tender 9/30/16 (d)	5,900	5,908
4.5% 11/15/18 (b)	5,000	5,005
Massachusetts Edl. Fing. Auth. Rev. Series 2013, 5% 7/1/19 (e)	4,725	5,237
Massachusetts Gen. Oblig.:
Series 2004 B, 5.25% 8/1/20	12,700	15,037
Series 2006 D, 5% 8/1/22 (Pre-Refunded to 8/1/16 @ 100)	4,500	4,722
Medford Gen. Oblig. Series 2011 B, 4% 3/1/19	3,570	3,866
		54,496
Michigan - 2.7%
Detroit Swr. Disp. Rev. Series 2006 D, 0.784% 7/1/32 (d)	4,070	3,558
Grand Blanc Cmnty. Schools Series 2013:
5% 5/1/19	1,225	1,382
5% 5/1/20	2,635	3,025
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Grand Blanc Cmnty. Schools Series 2013: - continued
5% 5/1/21	$ 2,150	$ 2,492
5% 5/1/22	1,850	2,158
Grand Valley Michigan State Univ. Rev. Series 2009, 5% 12/1/16	1,320	1,399
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/18	1,250	1,394
5% 11/15/19	1,000	1,134
Michigan Fin. Auth. Rev.:
Series 2012 A:
5% 6/1/16	2,290	2,367
5% 6/1/17	1,410	1,507
5% 6/1/18	2,430	2,660
Series 2015 A:
5% 8/1/22	2,400	2,785
5% 8/1/23	3,800	4,406
Michigan Hosp. Fin. Auth. Rev. Bonds:
Series 1999 B3, 0.3%, tender 2/3/16 (d)	25,000	25,009
Series 2005 A4, 1.625%, tender 11/1/19 (d)	9,215	9,107
Series 2010 F3, 1.4%, tender 6/29/18 (d)	1,900	1,917
Series 2010 F4, 1.95%, tender 4/1/20 (d)	6,545	6,628
Michigan Muni. Bond Auth. Rev.:
(Clean Wtr. Pooled Proj.) Series 2010:
5% 10/1/15	1,750	1,770
5% 10/1/15	3,250	3,287
(Local Govt. Ln. Prog.) Series 2009 C, 5% 5/1/16	1,865	1,927
Royal Oak Hosp. Fin. Auth. Hosp. Rev.:
(William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5% 8/1/15 (Escrowed to Maturity)	2,070	2,077
Series 2014 D:
5% 9/1/21	1,500	1,739
5% 9/1/23	500	580
Spring Lake Pub. Schools:
Series 2014, 5% 5/1/19	2,300	2,595
5% 11/1/19	2,775	3,163
5% 5/1/20	3,630	4,167
5% 11/1/20	1,745	2,020
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Spring Lake Pub. Schools: - continued
5% 5/1/21	$ 4,110	$ 4,764
Western Michigan Univ. Rev. 5.25% 11/15/15 (Assured Guaranty Corp. Insured)	3,275	3,333
		104,350
Minnesota - 0.4%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2014 A:
5% 1/1/22	1,000	1,163
5% 1/1/23	1,000	1,172
Series 2014 B:
5% 1/1/21 (e)	2,290	2,623
5% 1/1/22 (e)	2,000	2,311
5% 1/1/23 (e)	1,000	1,159
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1, 5% 2/15/16 (Assured Guaranty Corp. Insured)	565	581
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2009 A, 5% 1/1/16	1,000	1,023
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev. Series 2014 A:
5% 1/1/22	1,000	1,178
5% 1/1/23	1,500	1,783
5% 1/1/24	1,000	1,199
		14,192
Mississippi - 0.2%
Mississippi Gen. Oblig. (Cap. Impts. Proj.) Series 2012 D, 0.6% 9/1/17 (d)	3,295	3,298
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2, 0.5%, tender 7/9/15 (d)(f)	6,100	6,100
		9,398
Missouri - 0.0%
Saint Louis Arpt. Rev. Series 2013, 5% 7/1/18	765	845
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nebraska - 0.1%
Nebraska Pub. Pwr. District Rev.:
Series 2012 C, 5% 1/1/22 (Pre-Refunded to 1/1/18 @ 100)	$ 1,100	$ 1,210
Series C, 4% 1/1/16	2,195	2,234
		3,444
Nevada - 1.9%
Clark County Arpt. Rev.:
Series 2008 E, 5% 7/1/15	3,500	3,500
Series 2013 C1, 2.5% 7/1/15 (e)	12,400	12,400
Clark County School District:
Series 2012 A, 5% 6/15/19	24,610	27,965
Series 2014 A, 5.5% 6/15/16	2,700	2,830
Nevada Gen. Oblig.:
Series 2010 C, 5% 6/1/19	12,140	13,839
Series 2012 B, 5% 8/1/20	2,230	2,597
Series 2013 D1:
5% 3/1/23	4,500	5,362
5% 3/1/24	2,700	3,211
		71,704
New Hampshire - 0.3%
New Hampshire Health & Ed. Facilities Auth. Rev. Series 2012:
4% 7/1/20	2,705	2,837
4% 7/1/21	1,520	1,590
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 2/1/17	3,000	3,200
5% 2/1/18	2,500	2,742
		10,369
New Jersey - 5.4%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/20	3,000	3,397
5% 2/15/21	2,500	2,852
5% 2/15/22	2,500	2,867
5% 2/15/23	2,750	3,172
New Jersey Ctfs. of Prtn. Series 2009 A, 5% 6/15/16	6,500	6,761
New Jersey Econ. Dev. Auth. Rev.:
Series 2005 K, 5.5% 12/15/19	8,030	8,912
Series 2009 BB, 5% 9/1/15 (Escrowed to Maturity)	3,390	3,415
Series 2011 EE, 5% 9/1/20	5,000	5,434
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Econ. Dev. Auth. Rev.: - continued
Series 2012 II:
5% 3/1/21	$ 6,800	$ 7,391
5% 3/1/22	6,290	6,803
Series 2012, 5% 6/15/18	5,600	6,033
Series 2013 NN, 5% 3/1/19	8,165	8,808
Series 2014 PP, 5% 6/15/19	17,000	18,413
New Jersey Edl. Facility Series 2014:
5% 6/15/20	11,000	11,924
5% 6/15/21	11,000	11,946
New Jersey Gen. Oblig. Series O, 5.25% 8/1/22	3,930	4,508
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2010 1A, 5% 12/1/15	4,500	4,580
Series 2013:
5% 12/1/18 (e)	6,000	6,595
5% 12/1/19 (e)	3,850	4,291
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds Series 2013 D, 0.6%, tender 1/1/16 (d)	5,000	5,001
Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity)	200	206
Series 2013 A, 5% 1/1/24	4,345	5,065
Series 2013 C, 0.55% 1/1/17 (d)	16,000	16,010
New Jersey Trans. Trust Fund Auth.:
Series 2003 A, 5.5% 12/15/16 (FSA Insured)	5,000	5,281
Series 2003 B, 5.25% 12/15/19	3,870	4,250
Series 2003 B. 5.25% 12/15/19	5,500	6,040
Series 2012 AA, 5% 6/15/19	1,500	1,619
Series 2013 A:
5% 12/15/19	6,455	7,022
5% 6/15/20	18,000	19,556
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A:
5% 9/15/15	5,250	5,297
5% 9/15/21	4,900	5,562
		209,011
New Mexico - 1.0%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.):
Series 2005 B, 1.875%, tender 4/1/20 (d)	11,000	10,923
Series 2011, 1.875%, tender 4/1/20 (d)	6,290	6,260
New Mexico Edl. Assistance Foundation:
Series 2009 B, 4% 9/1/16	7,000	7,270
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Mexico - continued
New Mexico Edl. Assistance Foundation: - continued
Series 2010 A1:
4% 12/1/15	$ 3,700	$ 3,756
4% 12/1/16	6,750	7,068
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/17 (FSA Insured)	4,480	4,822
		40,099
New York - 9.1%
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/18 (Assured Guaranty Corp. Insured) (FSA Insured)	1,100	1,205
5% 7/1/19 (Assured Guaranty Corp. Insured) (FSA Insured)	640	711
Metropolitan Trans. Auth. Svc. Contract Rev. Series 2002 A, 5.5% 7/1/17	5,000	5,463
New York City Gen. Oblig.:
Series 2005 F1, 5% 9/1/15	3,560	3,589
Series 2014 J, 3% 8/1/16	5,600	5,755
Series 2014 K, 3% 8/1/16	3,900	4,008
Series 2015 C:
5% 8/1/23	10,000	11,881
5% 8/1/24	5,000	5,973
5% 8/1/25	1,700	2,026
Series J8, 0.45% 8/1/21 (d)	7,500	7,502
New York City Transitional Fin. Auth. Rev.:
Series 2003 B, 5% 2/1/20	3,000	3,462
Series 2010 B:
5% 11/1/17	11,740	12,851
5% 11/1/17 (Escrowed to Maturity)	18,260	20,019
5% 11/1/20	5,950	6,872
Series 2010 D:
5% 11/1/15 (Escrowed to Maturity)	890	904
5% 11/1/17	8,015	8,771
5% 11/1/17 (Escrowed to Maturity)	2,100	2,300
Series 2012 A:
5% 11/1/17	6,180	6,772
5% 11/1/17 (Escrowed to Maturity)	820	898
5% 11/1/20	4,500	5,267
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev.:
(State Univ. Proj.) Series 2012 A, 5% 5/15/20	$ 4,000	$ 4,651
Series 2012 A, 4% 5/15/20	8,000	8,922
New York Dorm. Auth. Personal Income Tax Rev. Series 2012 A, 5% 12/15/20	8,500	9,971
New York Dorm. Auth. Revs.:
Series 2008 B, 5% 7/1/15	30,000	30,000
Series 2008 D, 5.25% 8/15/17 (FSA Insured)	7,000	7,647
Series 2009 A:
5% 7/1/15	12,850	12,850
5% 7/1/16	8,390	8,757
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series B, 5% 11/15/15	2,325	2,365
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2012 G2, 0.653%, tender 11/1/15 (d)	13,300	13,303
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,200	6,027
Series 2008 B2:
5% 11/15/19	6,185	7,103
5% 11/15/20	5,500	6,413
5% 11/15/21	4,000	4,697
Series 2012 B, 5% 11/15/22	2,000	2,355
Series 2012 D, 5% 11/15/18	2,515	2,829
Series 2012 E:
4% 11/15/19	4,000	4,426
5% 11/15/21	2,435	2,860
Series 2012 F, 5% 11/15/19	5,000	5,742
New York Thruway Auth. Gen. Rev. Series 2013 A, 5% 5/1/19	20,400	23,049
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2010 A, 5% 4/1/17	1,000	1,074
Series 2011 A1:
5% 4/1/17	1,500	1,612
5% 4/1/18	3,500	3,877
New York Urban Dev. Corp. Rev.:
Series 2009 C, 5% 12/15/16	17,000	18,085
Series 2011 A, 5% 3/15/21	18,425	21,568
Tobacco Settlement Fing. Corp.:
Series 2011, 5% 6/1/16	20,000	20,824
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series 2013 B, 5% 6/1/21	$ 3,400	$ 3,546
Triborough Bridge & Tunnel Auth. Revs. Series Y, 5.5% 1/1/17 (Escrowed to Maturity)	2,930	3,031
		353,813
North Carolina - 1.3%
Dare County Ctfs. of Prtn. Series 2012 B:
4% 6/1/17	1,000	1,063
4% 6/1/18	1,280	1,383
4% 6/1/20	1,000	1,108
5% 6/1/19	1,305	1,483
Mecklenburg County Pub. Facilities Corp. Series 2009:
5% 3/1/16	5,870	6,052
5% 3/1/18	1,500	1,654
Nash Health Care Sys. Health Care Facilities Rev. Series 2003, 5% 11/1/15 (FSA Insured)	1,600	1,624
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2010 A, 5% 1/1/16	6,035	6,167
North Carolina Gen. Oblig. Series 2014 A, 5% 6/1/16	8,095	8,437
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/16	1,000	1,040
5% 6/1/17	3,220	3,470
5% 6/1/18	3,820	4,209
Univ. of North Carolina at Chapel Hill Rev. Bonds Series 2012 A, 0.573%, tender 12/1/15 (d)	11,500	11,495
		49,185
North Dakota - 0.1%
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.) Series 2005, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,825	1,852
Ohio - 3.5%
American Muni. Pwr., Inc. Rev. Bonds Series B, 5%, tender 8/15/20 (d)	35,000	39,752
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	3,035	3,147
5% 6/1/17	3,500	3,751
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Cincinnati City School District 5.25% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,555	$ 4,027
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 4% 12/1/16	1,000	1,048
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/22	2,145	2,401
5% 6/15/23	1,855	2,085
Hamilton County Convention Facilities Auth. Rev. Series 2014:
5% 12/1/19	1,910	2,159
5% 12/1/20	2,205	2,518
5% 12/1/21	2,045	2,347
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010:
5% 6/1/16 (FSA Insured)	1,105	1,149
5% 6/1/17 (FSA Insured)	1,160	1,249
Ohio Air Quality Dev. Auth. Rev.:
Bonds (First Energy Nuclear Generation Proj.) Series 2006 A, 3.75%, tender 12/3/18 (d)	13,300	13,982
Series 2009 C, 5.625% 6/1/18	1,395	1,529
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.):
Series 2009 B, 5% 10/1/15	6,505	6,579
Series 2010 C:
4% 10/1/15	3,200	3,229
5% 10/1/16	1,250	1,320
(Adult Correctional Bldg. Fund Proj.):
Series 2009 B, 5% 10/1/15	4,535	4,587
Series 2010 A, 5% 10/1/15	1,185	1,199
Ohio Gen. Oblig.:
(Common Schools Proj.) Series 2010 A, 5% 9/15/17	2,600	2,837
(Higher Ed. Proj.) Series 2010 A, 5% 8/1/17	3,290	3,575
Series 2011 A, 5% 8/1/17	3,070	3,336
Series 2012 C, 5% 9/15/21	4,350	5,156
Series 2013 B, 4% 6/15/16	2,200	2,276
Ohio Higher Edl. Facility Commission Rev. (Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5% 1/15/17	1,000	1,061
Ohio State Univ. Gen. Receipts Series 2010 A:
5% 12/1/16	4,720	5,010
5% 12/1/16 (Escrowed to Maturity)	280	297
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds:
(FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (d)	$ 10,225	$ 10,648
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 B, 3.375%, tender 7/1/15 (d)	5,000	5,000
		137,254
Oklahoma - 0.3%
Oklahoma Dev. Fin. Auth. Rev.:
(Saint John Health Sys. Proj.) Series 2012, 5% 2/15/23	2,600	2,994
Series 2004 A, 2.375% 12/1/21	1,350	1,363
Series 2012, 5% 2/15/21	1,600	1,847
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/18	5,215	5,886
		12,090
Oregon - 0.1%
Oregon Facilities Auth. Rev. (Legacy Health Sys. Proj.) Series 2009 A, 5% 3/15/16	1,750	1,806
Pennsylvania - 4.3%
Allegheny County Arpt. Auth. Rev. Series A, 5% 1/1/16 (FSA Insured) (e)	1,000	1,022
Allegheny County Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 4% 8/15/15	1,385	1,391
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.):
Series 2005 A, 3.375%, tender 7/1/15 (d)	2,000	2,000
Series 2006 A, 3.5%, tender 6/1/20 (d)	5,250	5,376
Series 2006 B, 3.5%, tender 6/1/20 (d)	6,000	6,144
Franklin County Indl. Dev. Auth. (The Chambersburg Hosp. Proj.) Series 2010:
5% 7/1/16	1,000	1,044
5% 7/1/17	1,255	1,352
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 2009 A, 5% 6/1/17	2,200	2,366
Montgomery County Higher Ed. & Health Auth. Rev. Series 2014 A:
4% 10/1/18	1,000	1,070
4% 10/1/19	660	711
5% 10/1/20	1,260	1,414
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/18	$ 2,455	$ 2,662
5% 3/1/19	2,310	2,555
5% 3/1/20	2,140	2,405
Pennsylvania Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B:
5% 1/1/22	5,000	5,414
5% 7/1/22	5,200	5,425
5% 1/1/23	3,000	3,068
5% 7/1/23	1,650	1,653
Pennsylvania Gen. Oblig.:
Series 2006 1, 5% 10/1/19 (Pre-Refunded to 10/1/16 @ 100)	7,000	7,398
Series 2010 A3, 5% 7/15/16	3,900	4,081
Series 2011, 5% 7/1/21	1,900	2,196
Series 2013 1, 5% 4/1/16	2,655	2,747
Pennsylvania Higher Edl. Facilities Auth. Rev. Series 2014:
5% 12/1/19	340	391
5% 12/1/21	275	325
5% 12/1/22	855	1,017
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2009 B, 5% 12/1/17	12,500	13,675
Series 2013 A, 0.67% 12/1/17 (d)	6,400	6,419
Philadelphia Gas Works Rev.:
(1998 Gen. Ordinance Proj.) Eighth Series A, 5% 8/1/15	2,100	2,108
Eighth Series A, 5% 8/1/16	1,000	1,041
Seventeenth Series:
5.375% 7/1/15 (FSA Insured)	2,000	2,000
5.375% 7/1/16 (FSA Insured)	2,300	2,399
Philadelphia Gen. Oblig.:
Series 2008 A:
5% 12/15/15 (FSA Insured)	5,000	5,103
5% 12/15/16 (FSA Insured)	7,275	7,722
Series 2011:
5.25% 8/1/17	6,165	6,694
5.25% 8/1/18	5,515	6,145
Philadelphia Muni. Auth. Rev. Series 2013 A:
5% 11/15/17	6,635	7,206
5% 11/15/18	3,430	3,811
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia School District Series 2010 C, 5% 9/1/16	$ 13,610	$ 14,247
Philadelphia Wtr. & Wastewtr. Rev. Series 2010 A, 5% 6/15/16	6,000	6,256
Pittsburgh & Allegheny County Sports & Exhibition Auth. Series 2010, 5% 2/1/16 (FSA Insured)	5,620	5,767
Pittsburgh School District Series 2010 A:
4% 9/1/15	1,405	1,413
4% 9/1/15 (Escrowed to Maturity)	45	45
5% 9/1/16 (FSA Insured)	1,685	1,769
Saint Mary Hosp. Auth. Health Sys. Rev. (Catholic Health East Proj.) Series 2010 B, 5% 11/15/15	2,420	2,460
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011:
5% 6/1/18	1,000	1,099
5% 6/1/19	200	224
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2012:
5% 4/1/19	1,305	1,453
5% 4/1/20	1,250	1,407
5% 4/1/21	1,000	1,128
Unionville-Chadds Ford School District Gen. Oblig. Series 2009, 5% 6/1/20	1,190	1,354
		168,172
Rhode Island - 0.6%
Rhode Island Econ. Dev. Corp. Rev. (Dept. of Trans. Proj.) Series 2009 A, 5% 6/15/16 (Assured Guaranty Corp. Insured)	6,625	6,902
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A:
5% 5/15/18	1,000	1,083
5% 5/15/19	1,500	1,650
Rhode Island Health & Edl. Bldg. Corp. Pub. Schools Rev. Series 2015, 5% 5/15/25 (FSA Insured)	6,040	7,019
Tobacco Setlement Fing. Corp. Series 2015 A:
5% 6/1/26	3,500	3,887
5% 6/1/27	1,000	1,095
		21,636
South Carolina - 1.7%
Lexington County Health Svcs. District, Inc. Hosp. Rev. Series 2011, 5% 11/1/19	1,190	1,358
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/23	$ 4,440	$ 5,131
5% 12/1/26	1,100	1,256
South Carolina Pub. Svc. Auth. Rev.:
Series 2012 B:
5% 12/1/17	2,000	2,185
5% 12/1/20	1,000	1,165
Series 2012 C, 5% 12/1/17	10,535	11,512
Series 2014 C:
5% 12/1/22	1,100	1,301
5% 12/1/23	5,000	5,905
Series 2015 C:
5% 12/1/18 (c)	15,000	16,547
5% 12/1/19 (c)	18,690	21,025
		67,385
South Dakota - 0.2%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Reg'l. Health Proj.) Series 2010:
5% 9/1/15	680	685
5% 9/1/16	500	524
5% 9/1/17	490	530
Series 2011:
5% 9/1/17	1,100	1,190
5% 9/1/18	1,200	1,330
5% 9/1/19	1,255	1,420
Series 2014 B:
4% 11/1/19	400	442
4% 11/1/20	625	694
4% 11/1/21	500	556
5% 11/1/22	375	440
		7,811
Tennessee - 0.4%
Knox County Health Edl. & Hsg. Facilities Series 2012 A:
5% 1/1/19	1,925	2,150
5% 1/1/20	2,500	2,841
5% 1/1/21	2,500	2,874
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5% 7/1/16 (e)	1,730	1,802
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A:
5% 7/1/16	$ 1,815	$ 1,894
5% 7/1/17	1,100	1,190
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/15	3,125	3,148
		15,899
Texas - 8.6%
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.25% 8/1/15 (Escrowed to Maturity)	2,585	2,594
Austin Elec. Util. Sys. Rev.:
Series A, 5% 11/15/15	1,000	1,017
0% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	4,352
Austin Independent School District Series 2004, 5% 8/1/17	1,450	1,576
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A, 5% 11/15/15	2,250	2,287
Brownsville Util. Sys. Rev. Series 2008 A, 5% 9/1/15 (FSA Insured)	2,665	2,685
Carroll Independent School District Series 2009 C, 5.25% 2/15/19	1,000	1,135
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A, 5% 11/1/15	5,000	5,075
Series 2013 F:
5% 11/1/19	2,000	2,296
5% 11/1/20	1,500	1,747
5% 11/1/21	3,000	3,506
5% 11/1/22	5,000	5,871
Dallas Independent School District Series 2014 A, 4% 8/15/16	9,280	9,645
Dallas Wtrwks. & Swr. Sys. Rev. Series 2011, 5% 10/1/18	1,600	1,801
Fort Worth Independent School District Series 2009, 5% 2/15/16	3,690	3,797
Grapevine Gen. Oblig. Series 2009, 5% 2/15/16	1,375	1,415
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Memorial Hermann Health Sys. Proj.) Series 2013 B, 0.47% 6/1/16 (d)	1,590	1,592
Harris County Cultural Ed. Facilities Fin. Corp. Thermal Util. Rev. (TECO Proj.) Series 2009 A, 5% 11/15/16	500	530
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Gen. Oblig.:
Bonds Series 2012 B, 0.66%, tender 8/15/15 (d)	$ 10,470	$ 10,472
Series 2012 A, 0.5% 8/15/15 (d)	1,300	1,300
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/17 (e)	7,380	7,967
Series 2012 A, 5% 7/1/23 (e)	2,000	2,279
Series A:
5% 7/1/15	2,070	2,070
5% 7/1/16	1,080	1,128
Houston Independent School District Series 2005 A, 0% 2/15/16	4,500	4,483
Houston Util. Sys. Rev.:
Bonds Series 2012 C, 0.67%, tender 8/1/16 (d)	9,200	9,197
5% 5/15/22	5,000	5,908
5% 5/15/23	7,000	8,357
Klein Independent School District Series 2009 A, 5% 8/1/16	2,195	2,301
Lewisville Independent School District Series 2009, 5% 8/15/17	1,170	1,274
Lower Colorado River Auth. Rev.:
(LCRA Transmission Svcs. Corp. Proj.) Series 2010, 5% 5/15/18	3,140	3,478
Series 2010, 5% 5/15/17	2,805	3,022
5% 5/15/16	2,355	2,446
5% 5/15/16 (Escrowed to Maturity)	5	5
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B:
5% 7/1/17	2,800	3,022
5% 7/1/18	3,030	3,359
Mansfield Independent School District Series 2009, 4% 2/15/17	1,840	1,939
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2008 A, 0.5%, tender 8/3/15 (d)(e)	12,700	12,700
North Harris County Reg'l. Wtr. Auth. Series 2013, 4% 12/15/22	1,580	1,754
North Texas Tollway Auth. Rev. Bonds Series 2012 C, 1.95%, tender 1/1/19 (d)	8,500	8,583
Northside Independent School District Bonds:
Series 2011 A, 2%, tender 6/1/19 (d)	6,365	6,453
1%, tender 6/1/16 (d)	20,000	20,074
1.2%, tender 8/1/17 (d)	29,415	29,493
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Sam Rayburn Muni. Pwr. Agcy. Series 2012, 5% 10/1/20	$ 1,000	$ 1,148
San Antonio Elec. & Gas Sys. Rev. Series 2006 A, 5% 2/1/25 (Pre-Refunded to 2/1/16 @ 100)	3,400	3,491
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/20	1,000	1,150
5% 9/15/21	1,000	1,164
5% 9/15/22	3,440	4,003
San Antonio Wtr. Sys. Rev. Series 2012:
4% 5/15/19	1,500	1,655
5% 5/15/20	6,000	6,977
5% 5/15/21	5,000	5,874
San Jacinto Cmnty. College District Series 2009, 5% 2/15/16	2,000	2,058
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009, 5% 10/1/16	5,795	6,112
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/21	750	873
5% 8/15/23	1,000	1,165
Series 2013:
4% 9/1/18	400	430
5% 9/1/19	655	740
5% 9/1/20	915	1,049
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
5.75% 7/1/18	2,600	2,820
5.75% 7/1/18 (Pre-Refunded to 7/1/16 @ 100)	810	845
Texas Gen. Oblig.:
Series 2006, 5% 4/1/27 (Pre-Refunded to 4/1/16 @ 100)	3,700	3,829
Series 2009 A, 5% 10/1/16	3,400	3,588
Series 2014, 5% 10/1/16	10,645	11,235
Texas Muni. Pwr. Agcy. Rev. Series 2010:
5% 9/1/15	835	841
5% 9/1/16	750	787
Texas Pub. Fin. Auth. Rev. Series 2014 B:
4% 7/1/17	2,100	2,206
4% 7/1/18	2,200	2,239
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2015 A, 5%, tender 4/1/20 (d)	10,700	12,242
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Trans. Commission State Hwy. Fund Rev.:
Series 2007, 5% 4/1/25	$ 2,200	$ 2,350
3% 10/1/17 (c)	34,000	35,600
Tomball Independent School District 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,105	1,182
Univ. of Texas Board of Regents Sys. Rev.:
Series 2006 B, 5% 8/15/24 (Pre-Refunded to 8/15/16 @ 100)	5,975	6,280
Series 2010 B, 5% 8/15/21	1,800	2,131
		332,049
Utah - 0.2%
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/17	1,090	1,179
Utah Gen. Oblig. Series 2009 C, 5% 7/1/16	5,555	5,810
		6,989
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B, 5% 12/1/15 (FSA Insured)	2,225	2,263
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/15	5,000	5,047
Virginia - 0.9%
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A:
4% 7/15/20	605	657
5% 7/15/21	400	457
Fairfax County Gen. Oblig.:
5% 10/1/19 (c)	8,000	9,251
5% 10/1/20 (c)	6,710	7,906
5% 10/1/21 (c)	3,000	3,581
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/24	2,340	2,656
Virginia Commonwealth Trans. Board Rev. (U.S. Route 58 Corridor Dev. Prog.) Series 2014 B, 5% 5/15/16	2,100	2,185
Virginia Pub. School Auth.:
Series ll, 5% 4/15/16	2,600	2,695
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Virginia Pub. School Auth.: - continued
Series Xll, 5% 4/15/16	$ 3,940	$ 4,084
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.875%, tender 5/16/19 (d)	2,500	2,538
		36,010
Washington - 1.1%
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/20	1,375	1,584
5% 1/1/21	1,865	2,185
King County Highline School District # 401 Series 2009:
5% 12/1/16	6,350	6,741
5% 12/1/17	2,950	3,230
Port of Seattle Passenger Facilities Charge Rev. Series 2010 B, 5% 12/1/16 (e)	2,500	2,643
Port of Seattle Rev. Series 2010 C:
5% 2/1/16 (e)	2,000	2,052
5% 2/1/17 (e)	2,500	2,661
Seattle Muni. Lt. & Pwr. Rev. Series 2010 B, 5% 2/1/17	2,000	2,136
Spokane County Wastewtr. Sys. Rev. Series 2009 A, 5% 12/1/15	1,710	1,743
Tacoma Elec. Sys. Rev. Series 2013 A:
4% 1/1/20	5,000	5,527
4% 1/1/21	2,000	2,231
5% 1/1/20	3,000	3,445
5% 1/1/21	1,770	2,067
Washington Gen. Oblig. Series 2012 AR, 5% 7/1/18	5,000	5,582
		43,827
West Virginia - 0.3%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds:
Series 2011 A, 2.25%, tender 9/1/16 (d)(e)	7,000	7,071
1.9%, tender 4/1/19 (d)	5,990	5,966
		13,037
Wisconsin - 0.7%
Madison Gen. Oblig. Series 2014 A, 5% 10/1/21	3,215	3,809
Milwaukee County Arpt. Rev.:
Series 2010 B, 5% 12/1/15 (e)	1,720	1,752
Series 2013 A:
5% 12/1/20 (e)	1,330	1,525
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Milwaukee County Arpt. Rev.: - continued
Series 2013 A:
5% 12/1/22 (e)	$ 1,470	$ 1,692
5.25% 12/1/23 (e)	1,540	1,812
Wisconsin Gen. Oblig.:
Series 2005 D, 5% 5/1/19 (Pre-Refunded to 5/1/16 @ 100)	2,260	2,346
Series 2014 B, 5% 5/1/16	2,600	2,700
Wisconsin Health & Edl. Facilities Series 2014:
4% 5/1/18	375	398
4% 5/1/19	285	304
5% 5/1/20	410	454
5% 5/1/21	640	709
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2010, 5% 7/1/16	1,175	1,221
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/17	1,500	1,607
(Thedacare, Inc. Proj.) Series 2010:
5% 12/15/15	1,105	1,128
5% 12/15/16	1,440	1,529
5% 12/15/17	1,540	1,684
Series 2012, 5% 10/1/21	1,400	1,627
		26,297
TOTAL MUNICIPAL BONDS (Cost $3,458,149)		3,501,845
Municipal Notes - 3.4%

Connecticut - 1.1%
Hartford Gen. Oblig. BAN 2% 10/27/15	16,000	16,083
New Britain Gen. Oblig. BAN 2.5% 3/25/16	24,000	24,350
New London BAN 2% 3/24/16	3,155	3,189
		43,622
Louisiana - 1.0%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.36% 7/7/15, VRDN (d)	4,300	4,300
Series 2010 B1, 0.27% 7/7/15, VRDN (d)	35,600	35,600
		39,900
Municipal Notes - continued
	Principal Amount (000s)	Value (000s)
New Jersey - 0.3%
Newark Gen. Oblig. TAN Series 2015 A, 1.75% 2/19/16	10,400	$ 10,422
New York - 0.7%
Monroe County Gen. Oblig. BAN Series 2014, 1% 7/1/15	17,700	17,700
Rockland County Gen. Oblig. TAN 2% 3/16/16	9,800	9,887
		27,587
North Carolina - 0.2%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 0.35% 7/7/15, VRDN (d)(e)	5,900	5,900
Ohio - 0.0%
Marietta BAN Series 2015, 1% 5/13/16	1,750	1,755
Texas - 0.1%
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) Series 2009 C, 0.21% 7/1/15, VRDN (d)	5,100	5,100
TOTAL MUNICIPAL NOTES (Cost $134,301)		134,286
TOTAL INVESTMENT PORTFOLIO - 93.8% (Cost $3,592,450)		3,636,131
NET OTHER ASSETS (LIABILITIES) - 6.2%		238,279
NET ASSETS - 100%		$ 3,874,410
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $23,105,000 or 0.6% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,100,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2, 0.5%, tender 7/9/15	1/7/15	$ 6,100
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	40.4%
Electric Utilities	10.7%
Transportation	10.1%
Health Care	8.8%
Special Tax	7.8%
Others (Individually Less Than 5%)	16.0%
Net Other Assets (Liabilities)	6.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,592,450)		$ 3,636,131
Cash		310,240
Receivable for investments sold		22,714
Receivable for fund shares sold		22,529
Interest receivable		37,352
Other receivables		16
Total assets		4,028,982

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 141,320
Payable for fund shares redeemed	10,372
Distributions payable	1,126
Accrued management fee	1,163
Distribution and service plan fees payable	139
Other affiliated payables	411
Other payables and accrued expenses	41
Total liabilities		154,572

Net Assets		$ 3,874,410
Net Assets consist of:
Paid in capital		$ 3,826,825
Distributions in excess of net investment income		(75)
Accumulated undistributed net realized gain (loss) on investments		3,979
Net unrealized appreciation (depreciation) on investments		43,681
Net Assets		$ 3,874,410

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2015 (Unaudited)
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($390,158.7 ÷ 36,740.682 shares)	$ 10.62

Maximum offering price per share (100/97.25 of $10.62)	$ 10.92
Class T: Net Asset Value and redemption price per share ($21,989.5 ÷ 2,074.478 shares)	$ 10.60

Maximum offering price per share (100/97.25 of $10.60)	$ 10.90
Class B: Net Asset Value and offering price per share ($314.5 ÷ 29.636 shares)A	$ 10.61

Class C: Net Asset Value and offering price per share ($61,949.8 ÷ 5,844.797 shares)A	$ 10.60

Limited Term Municipal Income: Net Asset Value, offering price and redemption price per share ($3,136,100.5 ÷ 295,839.032 shares)	$ 10.60

Institutional Class: Net Asset Value, offering price and redemption price per share ($263,896.5 ÷ 24,880.966 shares)	$ 10.61

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended June 30, 2015 (Unaudited)

Investment Income
Interest		$ 41,175

Expenses
Management fee	$ 7,165
Transfer agent fees	2,189
Distribution and service plan fees	868
Accounting fees and expenses	309
Custodian fees and expenses	25
Independent trustees' compensation	8
Registration fees	106
Audit	27
Legal	11
Miscellaneous	15
Total expenses before reductions	10,723
Expense reductions	(24)	10,699
Net investment income (loss)		30,476
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		4,372
Change in net unrealized appreciation (depreciation) on investment securities		(38,211)
Net gain (loss)		(33,839)
Net increase (decrease) in net assets resulting from operations		$ (3,363)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2015 (Unaudited)	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 30,476	$ 64,659
Net realized gain (loss)	4,372	4,731
Change in net unrealized appreciation (depreciation)	(38,211)	12,153
Net increase (decrease) in net assets resulting from operations	(3,363)	81,543
Distributions to shareholders from net investment income	(30,663)	(64,660)
Distributions to shareholders from net realized gain	(1,502)	(5,775)
Total distributions	(32,165)	(70,435)
Share transactions - net increase (decrease)	(66,281)	176,760
Redemption fees	27	43
Total increase (decrease) in net assets	(101,782)	187,911

Net Assets
Beginning of period	3,976,192	3,788,281
End of period (including distributions in excess of net investment income of $75 and undistributed net investment income of $112, respectively)	$ 3,874,410	$ 3,976,192

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.71	$ 10.68	$ 10.86	$ 10.83	$ 10.62	$ 10.64
Income from Investment Operations
Net investment income (loss) E	.068	.153	.158	.164	.198	.209
Net realized and unrealized gain (loss)	(.086)	.046	(.170)	.034	.225	(.016)
Total from investment operations	(.018)	.199	(.012)	.198	.423	.193
Distributions from net investment income	(.068)	(.153)	(.158)	(.156)	(.205)	(.209)
Distributions from net realized gain	(.004)	(.016)	(.010)	(.012)	(.008)	(.004)
Total distributions	(.072)	(.169)	(.168)	(.168)	(.213)	(.213)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 10.62	$ 10.71	$ 10.68	$ 10.86	$ 10.83	$ 10.62
Total ReturnB, C, D	(.17)%	1.87%	(.11)%	1.84%	4.03%	1.81%
Ratios to Average Net Assets F, H
Expenses before reductions	.82%A	.79%	.78%	.79%	.77%	.78%
Expenses net of fee waivers, if any	.82%A	.79%	.78%	.79%	.77%	.78%
Expenses net of all reductions	.81%A	.79%	.78%	.78%	.77%	.77%
Net investment income (loss)	1.27%A	1.42%	1.47%	1.51%	1.85%	1.95%
Supplemental Data
Net assets, end of period (in millions)	$ 390	$ 397	$ 318	$ 394	$ 336	$ 200
Portfolio turnover rateG	26% A	21%	20%	21%	22%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.69	$ 10.66	$ 10.85	$ 10.81	$ 10.60	$ 10.63
Income from Investment Operations
Net investment income (loss) E	.069	.157	.162	.166	.199	.211
Net realized and unrealized gain (loss)	(.085)	.046	(.180)	.044	.226	(.026)
Total from investment operations	(.016)	.203	(.018)	.210	.425	.185
Distributions from net investment income	(.070)	(.157)	(.162)	(.158)	(.207)	(.211)
Distributions from net realized gain	(.004)	(.016)	(.010)	(.012)	(.008)	(.004)
Total distributions	(.074)	(.173)	(.172)	(.170)	(.215)	(.215)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 10.60	$ 10.69	$ 10.66	$ 10.85	$ 10.81	$ 10.60
Total ReturnB, C, D	(.15)%	1.91%	(.17)%	1.95%	4.05%	1.74%
Ratios to Average Net Assets F, H
Expenses before reductions	.78%A	.76%	.75%	.77%	.76%	.76%
Expenses net of fee waivers, if any	.78%A	.76%	.75%	.77%	.76%	.76%
Expenses net of all reductions	.78%A	.75%	.75%	.76%	.76%	.75%
Net investment income (loss)	1.31%A	1.46%	1.50%	1.52%	1.86%	1.97%
Supplemental Data
Net assets, end of period (in millions)	$ 22	$ 25	$ 24	$ 25	$ 26	$ 24
Portfolio turnover rateG	26% A	21%	20%	21%	22%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.71	$ 10.67	$ 10.86	$ 10.82	$ 10.61	$ 10.64
Income from Investment Operations
Net investment income (loss) E	.036	.086	.089	.093	.128	.139
Net realized and unrealized gain (loss)	(.095)	.056	(.180)	.045	.226	(.026)
Total from investment operations	(.059)	.142	(.091)	.138	.354	.113
Distributions from net investment income	(.037)	(.086)	(.089)	(.086)	(.136)	(.139)
Distributions from net realized gain	(.004)	(.016)	(.010)	(.012)	(.008)	(.004)
Total distributions	(.041)	(.102)	(.099)	(.098)	(.144)	(.143)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 10.61	$ 10.71	$ 10.67	$ 10.86	$ 10.82	$ 10.61
Total ReturnB, C, D	(.55)%	1.33%	(.84)%	1.27%	3.36%	1.06%
Ratios to Average Net Assets F, H
Expenses before reductions	1.40%A	1.42%	1.43%	1.44%	1.43%	1.44%
Expenses net of fee waivers, if any	1.40%A	1.42%	1.43%	1.44%	1.42%	1.43%
Expenses net of all reductions	1.40%A	1.42%	1.43%	1.43%	1.42%	1.42%
Net investment income (loss)	.69%A	.80%	.82%	.85%	1.19%	1.30%
Supplemental Data
Net assets, end of period (in millions)	$ -	$ -	$ 1	$ 1	$ 2	$ 2
Portfolio turnover rateG	26% A	21%	20%	21%	22%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.69	$ 10.66	$ 10.84	$ 10.81	$ 10.60	$ 10.63
Income from Investment Operations
Net investment income (loss) E	.028	.072	.077	.082	.117	.129
Net realized and unrealized gain (loss)	(.086)	.046	(.169)	.035	.226	(.026)
Total from investment operations	(.058)	.118	(.092)	.117	.343	.103
Distributions from net investment income	(.028)	(.072)	(.078)	(.075)	(.125)	(.129)
Distributions from net realized gain	(.004)	(.016)	(.010)	(.012)	(.008)	(.004)
Total distributions	(.032)	(.088)	(.088)	(.087)	(.133)	(.133)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 10.60	$ 10.69	$ 10.66	$ 10.84	$ 10.81	$ 10.60
Total ReturnB, C, D	(.54)%	1.11%	(.86)%	1.08%	3.25%	.96%
Ratios to Average Net Assets F, H
Expenses before reductions	1.56%A	1.54%	1.54%	1.53%	1.53%	1.52%
Expenses net of fee waivers, if any	1.56%A	1.54%	1.54%	1.53%	1.53%	1.52%
Expenses net of all reductions	1.56%A	1.54%	1.53%	1.53%	1.52%	1.52%
Net investment income (loss)	.53%A	.67%	.72%	.76%	1.09%	1.20%
Supplemental Data
Net assets, end of period (in millions)	$ 62	$ 65	$ 71	$ 92	$ 79	$ 77
Portfolio turnover rateG	26% A	21%	20%	21%	22%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Limited Term Municipal Income

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.69	$ 10.66	$ 10.85	$ 10.81	$ 10.60	$ 10.63
Income from Investment Operations
Net investment income (loss) D	.085	.186	.191	.197	.228	.240
Net realized and unrealized gain (loss)	(.086)	.046	(.180)	.045	.227	(.026)
Total from investment operations	(.001)	.232	.011	.242	.455	.214
Distributions from net investment income	(.085)	(.186)	(.191)	(.190)	(.237)	(.240)
Distributions from net realized gain	(.004)	(.016)	(.010)	(.012)	(.008)	(.004)
Total distributions	(.089)	(.202)	(.201)	(.202)	(.245)	(.244)
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 10.60	$ 10.69	$ 10.66	$ 10.85	$ 10.81	$ 10.60
Total ReturnB, C	(.01)%	2.19%	.10%	2.25%	4.34%	2.02%
Ratios to Average Net Assets E, G
Expenses before reductions	.49%A	.48%	.48%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.49%A	.48%	.48%	.48%	.48%	.48%
Expenses net of all reductions	.48%A	.48%	.48%	.47%	.48%	.48%
Net investment income (loss)	1.60%A	1.73%	1.78%	1.81%	2.14%	2.24%
Supplemental Data
Net assets, end of period (in millions)	$ 3,136	$ 3,225	$ 3,168	$ 3,624	$ 3,523	$ 3,456
Portfolio turnover rateF	26% A	21%	20%	21%	22%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.70	$ 10.67	$ 10.85	$ 10.81	$ 10.61	$ 10.63
Income from Investment Operations
Net investment income (loss) D	.081	.179	.184	.191	.224	.235
Net realized and unrealized gain (loss)	(.085)	.046	(.169)	.045	.216	(.015)
Total from investment operations	(.004)	.225	.015	.236	.440	.220
Distributions from net investment income	(.082)	(.179)	(.185)	(.184)	(.232)	(.236)
Distributions from net realized gain	(.004)	(.016)	(.010)	(.012)	(.008)	(.004)
Total distributions	(.086)	(.195)	(.195)	(.196)	(.240)	(.240)
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 10.61	$ 10.70	$ 10.67	$ 10.85	$ 10.81	$ 10.61
Total ReturnB, C	(.04)%	2.12%	.14%	2.19%	4.19%	2.07%
Ratios to Average Net Assets E, G
Expenses before reductions	.56%A	.55%	.54%	.54%	.52%	.53%
Expenses net of fee waivers, if any	.56%A	.55%	.54%	.54%	.52%	.53%
Expenses net of all reductions	.56%A	.54%	.54%	.53%	.52%	.52%
Net investment income (loss)	1.53%A	1.67%	1.71%	1.76%	2.09%	2.20%
Supplemental Data
Net assets, end of period (in millions)	$ 264	$ 263	$ 207	$ 206	$ 152	$ 142
Portfolio turnover rateF	26% A	21%	20%	21%	22%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Limited Term Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Limited Term Municipal Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase.

During the period, the Board of Trustees approved a change in the name of Institutional Class to Class I effective July 1, 2015.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 57,123
Gross unrealized depreciation	(13,425)
Net unrealized appreciation (depreciation) on securities	$ 43,698

Tax cost	$ 3,592,433

Semiannual Report

2. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $487,295 and $612,869, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .36% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 512	$ -
Class T	-%	.25%	30	-*
Class B	.65%	.25%	2	1
Class C	.75%	.25%	324	54
			$ 868	$ 55

* Amount represents three hundred and six dollars.

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 3.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5
Class T	9
Class B*	-**
Class C*	4
$ 18

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

** Amount represents one hundred sixty-six dollars.

Transfer Agent Fees. Pursuant to the transfer agent contract approved by the Board of Trustees effective May 1, 2015, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 355.18
Class T	17.14
Class B	-**	.11
Class C	54.17
Limited Term Municipal Income	1,533.10
Institutional Class	230.17
	$ 2,189

* Annualized

** Amount represents two hundred two dollars.

Prior to May 1, 2015, Citibank, N.A. was the transfer, dividend disbursing and servicing agent for the Fund. Prior to May 8, 2015, Citibank, N.A. was the custodian for the Fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $24.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2015	Year ended December 31, 2014
From net investment income
Class A	$ 2,603	$ 4,673
Class T	157	347
Class B	1	3
Class C	172	452
Limited Term Municipal Income	25,643	55,470
Institutional Class	2,087	3,715
Total	$ 30,663	$ 64,660
From net realized gain
Class A	$ 154	$ 518
Class T	9	36
Class B	-*	1
Class C	25	101
Limited Term Municipal Income	1,211	4,778
Institutional Class	103	341
Total	$ 1,502	$ 5,775

* Amount represents one hundred fifty-four dollars.

Semiannual Report

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended June 30, 2015	Year ended December 31, 2014	Six months ended June 30, 2015	Year ended December 31, 2014
Class A
Shares sold	10,125	21,930	$ 108,416	$ 235,729
Reinvestment of distributions	236	419	2,529	4,497
Shares redeemed	(10,702)	(15,005)	(114,234)	(161,198)
Net increase (decrease)	(341)	7,344	$ (3,289)	$ 79,028
Class T
Shares sold	356	936	$ 3,819	$ 10,041
Reinvestment of distributions	15	34	158	360
Shares redeemed	(615)	(932)	(6,563)	(9,993)
Net increase (decrease)	(244)	38	$ (2,586)	$ 408
Class B
Shares sold	1	5	$ 5	$ 58
Reinvestment of distributions	-**	-*	1	4
Shares redeemed	(9)	(17)	(101)	(183)
Net increase (decrease)	(8)	(12)	$ (95)	$ (121)
Class C
Shares sold	459	1,064	$ 4,905	$ 11,413
Reinvestment of distributions	16	42	167	454
Shares redeemed	(751)	(1,668)	(8,004)	(17,881)
Net increase (decrease)	(276)	(562)	$ (2,932)	$ (6,014)
Limited Term Municipal Income
Shares sold	37,841	76,270	$ 404,284	$ 818,051
Reinvestment of distributions	1,879	4,133	20,067	44,337
Shares redeemed	(45,420)	(75,997)	(484,722)	(815,047)
Net increase (decrease)	(5,700)	4,406	$ (60,371)	$ 47,341
Institutional Class
Shares sold	7,251	13,740	$ 77,528	$ 147,453
Reinvestment of distributions	161	270	1,717	2,893
Shares redeemed	(7,145)	(8,783)	(76,253)	(94,228)
Net increase (decrease)	267	5,227	$ 2,992	$ 56,118

* Amount represents three hundred sixty-two shares.

** Amount represents one hundred thirty-one shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

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Fidelity®

Municipal Income

Fund

Semiannual Report

June 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1, 2015 to June 30, 2015
Actual	.48%	$ 1,000.00	$ 999.20	$ 2.38
HypotheticalA		$ 1,000.00	$ 1,022.41	$ 2.41

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five States as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Illinois	17.3	17.1
California	16.4	17.8
Florida	13.0	9.8
Texas	9.1	9.9
New York	7.5	7.5
Top Five Sectors as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	34.2	33.5
Health Care	18.8	21.0
Transportation	12.7	12.1
Escrowed/Pre-Refunded	9.7	5.4
Electric Utilities	8.3	7.1
Weighted Average Maturity as of June 30, 2015
		6 months ago
Years	6.0	5.8

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2015
6 months ago
Years	6.9	6.7

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of June 30, 2015	As of December 31, 2014
AAA 3.9%	AAA 4.9%
AA,A 82.2%	AA,A 80.4%
BBB 8.2%	BBB 9.5%
BB and Below 2.1%	BB and Below 0.5%
Not Rated 4.5%	Not Rated 2.4%
Short-Term Investments and Net Other Assets* (0.9%)	Short-Term Investments and Net Other Assets 2.3%

* Short-Term Investments and Net Other Assets are not included in the pie chart

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 100.7%
	Principal Amount (000s)	Value (000s)
Alabama - 0.2%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/32 (a)	$ 3,500	$ 3,525
Jefferson County Ltd. Oblig. School Warrants Series 2004 A, 5.5% 1/1/22	5,600	5,673
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22	3,000	3,394
		12,592
Arizona - 2.0%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/18 (FSA Insured)	2,670	2,984
5.25% 10/1/20 (FSA Insured)	8,000	9,202
5.25% 10/1/26 (FSA Insured)	2,570	2,940
5.25% 10/1/28 (FSA Insured)	8,345	9,496
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2007 A, 5% 1/1/21	2,000	2,119
Series 2007 B, 0.994% 1/1/37 (d)	3,000	2,688
Series 2008 D:
5.5% 1/1/38	12,000	12,947
6% 1/1/27	2,600	2,868
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/21 (FSA Insured)	5,800	6,661
Glendale Gen. Oblig. Series 2015, 4% 7/1/20 (FSA Insured)	2,600	2,843
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/18 (AMBAC Insured)	1,660	1,762
Marana Muni. Property Corp. Facilities Rev. Series 2008 A, 5% 7/1/21	1,580	1,757
Maricopa County Indl. Dev. Auth. Hosp. Facilities Rev. (Samaritan Health Svcs. Proj.) Series 1990 A, 7% 12/1/16 (Escrowed to Maturity)	1,165	1,208
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	3,600	3,983
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	4,800	5,253
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,000	14,772
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 2011 C:
5% 7/1/22	1,000	1,172
5% 7/1/23	2,000	2,337
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Pima County Swr. Sys. Rev.:
Series 2011 B, 5% 7/1/22	$ 1,500	$ 1,746
Series 2012 A:
5% 7/1/24	1,140	1,339
5% 7/1/26	1,000	1,160
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2009 A, 5% 1/1/26	700	786
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5.25% 12/1/21	3,500	3,982
5.5% 12/1/29	7,900	9,350
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	845	928
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 6% 7/1/39 (Pre-Refunded to 7/1/21 @ 100)	3,000	3,716
		109,999
California - 16.4%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	2,800	3,254
ABC Unified School District Series 1997 C, 0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,925	2,418
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44 (Pre-Refunded to 4/1/19 @ 100)	6,350	7,384
Cabrillo Unified School District Series A, 0% 8/1/20 (AMBAC Insured)	4,275	3,634
California Econ. Recovery Series 2009 A, 5% 7/1/22	7,500	7,836
California Edl. Facilities Auth. Rev. (Loyola Marymount Univ. Proj.) Series 2001 A:
0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,140	2,121
0% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	2,002
0% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675	1,601
0% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,130
California Gen. Oblig.:
Bonds 3%, tender 12/1/19 (d)	22,700	24,057
Series 2007, 5.625% 5/1/20	120	120
5% 3/1/19	1,800	1,988
5% 8/1/19	8,310	8,874
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 8/1/20	$ 5,355	$ 5,715
5% 10/1/22	2,300	2,638
5% 11/1/22	3,100	3,399
5% 12/1/22	6,800	7,478
5% 11/1/24	1,600	1,751
5% 3/1/26	5,100	5,248
5% 9/1/27	10,500	11,034
5% 9/1/31	22,500	23,611
5% 9/1/32	24,995	26,215
5% 9/1/33	19,115	20,037
5% 9/1/35	4,050	4,243
5.25% 9/1/23	24,300	29,146
5.25% 12/1/33	160	161
5.25% 4/1/35	12,000	13,667
5.25% 3/1/38	9,000	9,801
5.25% 11/1/40	3,200	3,675
5.5% 8/1/27	14,700	16,632
5.5% 4/1/28	10	10
5.5% 8/1/29	9,850	11,142
5.5% 4/1/30	5	5
5.5% 3/1/40	5,900	6,816
5.6% 3/1/36	2,550	2,963
5.75% 4/1/31	5,020	5,784
6% 3/1/33	23,800	28,560
6% 4/1/38	19,600	22,847
6% 11/1/39	10,020	11,913
6.5% 4/1/33	7,900	9,377
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 H, 5.125% 7/1/22 (Pre-Refunded to 7/1/15 @ 100)	1,115	1,115
Series 2008 L, 5.125% 7/1/22 (Pre-Refunded to 7/1/15 @ 100)	2,555	2,555
Series 2009 E, 5.625% 7/1/25	10,000	11,407
(St. Joseph Health Sys. Proj.) Series 2009 A, 5.75% 7/1/39	6,800	7,697
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	12,500	14,676
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2013 E:
5% 6/1/27	6,730	7,737
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Coalinga State Hosp. Proj.) Series 2013 E:
5% 6/1/28	$ 6,175	$ 7,057
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	4,575	4,639
(Monterey Bay Campus Library Proj.) Series 2009 D, 6.25% 4/1/34	7,280	8,535
(Office of Emergency Svcs. Proj.) Series 2007 A:
5% 3/1/21	3,515	3,765
5% 3/1/22	1,695	1,814
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	2,825	3,306
(Univ. Proj.) Series 2011 B, 5.25% 10/1/26	2,515	2,953
(Various Cap. Projs.):
Series 2011 A:
5% 10/1/27	10,000	11,460
5.25% 10/1/26	5,000	5,874
Series 2012 A:
5% 4/1/25	4,700	5,481
5% 4/1/26	13,495	15,520
Series 2012 G, 5% 11/1/25	4,000	4,677
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/22	4,100	4,806
5% 12/1/23	7,355	8,602
Series 2005 B:
5.25% 11/1/24 (XL Cap. Assurance, Inc. Insured)	1,575	1,598
5.25% 11/1/26 (XL Cap. Assurance, Inc. Insured)	2,860	2,902
Series 2009 G1, 5.75% 10/1/30	2,500	2,917
Series 2009 I:
6.125% 11/1/29	1,600	1,902
6.375% 11/1/34	4,600	5,502
Series 2010 A, 5.75% 3/1/30	4,900	5,712
California State Univ. Rev. Series 2009 A, 6% 11/1/40	5,000	5,834
California Statewide Cmntys. Dev. Auth. Rev.:
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	5,000	5,509
(Sutter Health Proj.) Series 2011 A, 6% 8/15/42	11,700	13,609
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,380	9,402
Encinitas Union School District Series 1996:
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,147
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,810	2,425
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Fontana Unified School District Gen. Oblig. 5% 5/1/19 (Assured Guaranty Corp. Insured)	$ 1,300	$ 1,487
Long Beach Unified School District Series A:
5.5% 8/1/28	3,810	4,383
5.5% 8/1/29	2,000	2,297
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005:
5% 9/1/18 (AMBAC Insured)	1,000	1,006
5% 9/1/19 (AMBAC Insured)	2,545	2,561
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C:
5% 3/1/23	5,335	6,204
5% 3/1/27	2,000	2,252
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34 (Pre-Refunded to 6/1/34 @ 100)	9,715	11,234
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	3,000	3,323
Monrovia Unified School District Series B, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,525	2,528
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	2,320	2,499
North City West School Facilities Fing. Auth. Spl. Tax Series C, 5% 9/1/19 (AMBAC Insured)	3,015	3,344
Oakland Gen. Oblig.:
Series 2009 B, 6% 1/15/34 (Pre-Refunded to 1/15/19 @ 100)	2,500	2,921
Series 2012:
5% 1/15/26	4,535	5,164
5% 1/15/28	4,345	4,921
5% 1/15/29	5,370	6,053
Oakland Unified School District Alameda County Series 2009 A, 6.5% 8/1/22	2,320	2,682
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A:
5% 2/1/19	4,190	4,701
5% 2/1/24	8,200	9,371
Port of Oakland Rev.:
Series 2007 B, 5% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,000	7,652
Series 2012 P:
5% 5/1/23 (g)	6,455	7,474
5% 5/1/24 (g)	9,900	11,376
Series C, 5% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,650	7,265
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	$ 4,900	$ 2,358
Series B:
0% 8/1/37	7,800	2,828
0% 8/1/38	10,200	3,501
0% 8/1/39	20,100	6,524
0% 8/1/40	3,000	920
0% 8/1/41	13,610	3,942
Poway Unified School District Pub. Fing.:
5% 9/1/26	1,275	1,428
5% 9/1/29	2,650	2,920
5% 9/1/31	1,200	1,304
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (FGIC Insured)	4,200	2,659
Sacramento Muni. Util. District Elec. Rev. Series 2012 Y, 5% 8/15/26	10,000	11,891
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	2,800	3,134
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/25	10,425	11,970
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	3,600	1,599
0% 7/1/39	9,650	3,280
0% 7/1/41	21,370	6,505
Series 2008 E:
0% 7/1/47 (a)	7,400	3,567
0% 7/1/49	25,500	5,139
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2014 A, 5% 5/1/44 (g)	12,800	13,723
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.) Series 2007, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,495	3,818
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/27	4,610	5,346
5% 6/1/30	16,190	18,477
5% 6/1/31	11,785	13,397
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (Pre-Refunded to 8/1/18 @ 100)	6,375	7,388
San Marcos Unified School District:
Series 2010 A, 5% 8/1/38	5,150	5,700
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Marcos Unified School District: - continued
Series 2010 B, 0% 8/1/47	$ 18,400	$ 4,154
San Mateo County Cmnty. College District Series A, 0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,430	3,853
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (Pre-Refunded to 8/1/17 @ 100)	10,000	11,038
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,815	2,559
Sonoma County Jr. College District Rev. Series 2002, 5% 8/1/28 (FSA Insured)	490	492
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	45,225	49,165
Union Elementary School District:
Series A, 0% 9/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,750	1,616
Series B, 0% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,219
Univ. of California Regents Med. Ctr. Pool Rev. Series 2013 J, 5% 5/15/48	4,000	4,335
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.) Series B, 5.5% 5/15/17 (AMBAC Insured)	2,545	2,547
Series O:
5.25% 5/15/39	2,010	2,263
5.25% 5/15/39 (Pre-Refunded to 5/15/19 @ 100)	390	449
Ventura County Cmnty. College District Series C, 5.5% 8/1/33 (Pre-Refunded to 8/1/18 @ 100)	5,100	5,795
Washington Township Health Care District Gen. Oblig. Series 2013 A, 5.5% 8/1/38	4,500	5,175
Washington Township Health Care District Rev.:
Series 2007 A:
5% 7/1/18	1,185	1,265
5% 7/1/27	1,840	1,947
Series 2009 A, 5.75% 7/1/24	1,750	1,977
Series 2010 A, 5.5% 7/1/38	3,815	4,055
West Contra Costa Unified School District:
(Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	3,850	4,347
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
West Contra Costa Unified School District: - continued
Series 2012:
5% 8/1/24	$ 3,625	$ 4,268
5% 8/1/25	10,000	11,674
		927,631
Colorado - 0.8%
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.):
Series B, 0% 7/15/20 (Escrowed to Maturity)	5,800	5,306
0% 7/15/22 (Escrowed to Maturity)	15,700	13,241
Colorado Health Facilities Auth. Rev. (Parkview Episcopal Med. Ctr. Proj.) Series B:
5% 9/1/19	1,115	1,207
5% 9/1/22	1,500	1,616
Denver City & County Arpt. Rev.:
Series 2007 E, 5% 11/15/32 (AMBAC Insured)	2,500	2,686
Series 2011 A, 5% 11/15/15 (g)	3,000	3,050
E-470 Pub. Hwy. Auth. Rev.:
Series 1997 B, 0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,497
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,075	10,549
Series 2010 A, 0% 9/1/41	9,600	3,099
Series 2010 C, 5.375% 9/1/26	1,000	1,135
		45,386
District Of Columbia - 0.9%
District of Columbia Hosp. Rev. (Sibley Memorial Hosp. Proj.) Series 2009, 6.375% 10/1/39 (Pre-Refunded to 10/1/19 @ 100)	8,140	9,860
District of Columbia Rev.:
(Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/17 (FSA Insured)	1,700	1,852
Series B, 4.75% 6/1/32	2,200	2,366
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 2009 B:
0% 10/1/33 (Assured Guaranty Corp. Insured)	15,000	6,510
0% 10/1/34 (Assured Guaranty Corp. Insured)	15,000	6,172
0% 10/1/35 (Assured Guaranty Corp. Insured)	33,975	13,244
0% 10/1/39 (Assured Guaranty Corp. Insured)	5,030	1,567
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
Washington D.C. Metropolitan Transit Auth. Rev. Series 2009 A:
5.125% 7/1/32	$ 1,000	$ 1,109
5.25% 7/1/27	4,390	4,959
5.25% 7/1/28	3,000	3,382
		51,021
Florida - 13.0%
Alachua County Health Facilities Auth. Health Facilities Rev. (Avmed/Santa Fe Health Care Sys. Proj.) Series 1993, 6.05% 11/15/16 (Escrowed to Maturity)	2,045	2,086
Boynton Beach Util. Sys. Rev. Series 2002, 5.5% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,300	3,711
Brevard County School Board Ctfs. of Prtn.:
Series 2007 B:
5% 7/1/24 (Pre-Refunded to 7/1/17 @ 100)	1,365	1,480
5% 7/1/25 (Pre-Refunded to 7/1/17 @ 100)	3,540	3,838
Series 2015 C:
5% 7/1/25	2,000	2,373
5% 7/1/26	1,000	1,177
5% 7/1/28	1,745	2,015
Broward County Arpt. Sys. Rev. Series 2012 Q1, 5% 10/1/25	5,215	5,958
Broward County School Board Ctfs. of Prtn.:
Series 2007 A:
5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,660	3,953
5% 7/1/19 (Pre-Refunded to 7/3/17 @ 100)	3,700	3,996
Series 2012 A:
5% 7/1/23	21,020	24,428
5% 7/1/27	5,695	6,397
Series 2015 A:
5% 7/1/24	1,915	2,243
5% 7/1/26	7,200	8,347
Series 2015 B:
5% 7/1/24	1,940	2,272
5% 7/1/25	2,355	2,759
Broward County Wtr. & Swr. Util. Rev. Series 2009 A, 5.25% 10/1/34 (Pre-Refunded to 10/1/18 @ 100)	8,500	9,639
Citizens Property Ins. Corp.:
Series 2010 A1, 5% 6/1/16 (FSA Insured)	7,500	7,797
Series 2011 A1:
5% 6/1/19	1,715	1,929
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Citizens Property Ins. Corp.: - continued
Series 2011 A1:
5% 6/1/20	$ 3,000	$ 3,429
Series 2012 A1, 5% 6/1/21	8,400	9,660
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	24,450	28,495
Emerald Coast Utils. Auth. Rev.:
5.25% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,022
5.25% 1/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,310	1,334
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/20	12,400	14,426
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2006 C, 5% 6/1/29	4,500	4,870
Series 2011 E, 5% 6/1/24	6,600	7,661
Series 2011 F, 5% 6/1/23	6,070	7,097
Series A, 5.5% 6/1/38	2,000	2,226
Florida Dept. of Children and Family Svcs. Ctfs. of Prtn. (South Florida Evaluation Treatment Ctr. Proj.):
5% 10/1/16	2,025	2,046
5% 10/1/17	2,130	2,154
Florida Dept. of Trans. Rev. Series 2005 A:
5% 7/1/17	3,360	3,371
5% 7/1/18	3,320	3,331
Florida Dev. Fin. Corp. Healthcare Facility Rev. 6% 2/1/33	5,700	6,350
Florida Gen. Oblig.:
Series 2008 A, 5.25% 7/1/37	3,000	3,263
Series 2011 B, 5% 7/1/23	10,175	12,009
Florida Mid-Bay Bridge Auth. Rev.:
Series 2015 A, 5% 10/1/35	5,400	5,751
Series 2015 C:
5% 10/1/30	3,270	3,474
5% 10/1/40	1,000	1,040
Florida Muni. Pwr. Agcy. Rev.:
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	3,100	3,546
Series 2009 A, 6.25% 10/1/31	3,000	3,573
Series 2015 B:
5% 10/1/28	1,000	1,147
5% 10/1/30	1,800	2,042
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Wtr. Poll. Cont. Fing. Corp. Rev. Series 2003, 5.25% 1/15/20	$ 1,950	$ 1,957
Gulf Breeze Util. Sys. Rev. Series 2004, 5% 10/1/16 (AMBAC Insured)	1,010	1,013
Halifax Hosp. Med. Ctr. Rev.:
4% 6/1/27	1,200	1,232
5% 6/1/25	1,285	1,469
5% 6/1/26	1,375	1,537
5% 6/1/46	2,510	2,628
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 B:
5% 11/15/15 (Escrowed to Maturity)	125	127
5% 11/15/15 (Escrowed to Maturity)	875	890
5% 11/15/16 (Pre-Refunded to 11/15/15 @ 100)	150	153
5% 11/15/30 (Pre-Refunded to 11/15/15 @ 100)	485	493
Series 2006 G:
5% 11/15/15	965	982
5% 11/15/15 (Escrowed to Maturity)	35	36
5.125% 11/15/17	2,750	2,917
5.125% 11/15/17 (Pre-Refunded to 11/15/16 @ 100)	95	101
5.125% 11/15/18	965	1,023
5.125% 11/15/19	1,930	2,045
5.125% 11/15/19 (Pre-Refunded to 11/15/16 @ 100)	70	74
Series 2008 B, 6% 11/15/37	11,000	12,698
Hillsborough County Indl. Dev.:
(H Lee Moffitt Cancer Ctr. Proj.) Series A:
5% 7/1/17	1,930	2,069
5% 7/1/18	2,125	2,284
(Tampa Gen. Hosp. Proj.) Series 2006, 5.25% 10/1/41	8,525	8,858
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	4,900	6,235
Jacksonville Sales Tax Rev. Series 2012, 5% 10/1/24	5,500	6,421
Lake County School Board Ctfs. of Prtn. Series 2014 A:
5% 6/1/27 (FSA Insured)	1,000	1,139
5% 6/1/28 (FSA Insured)	1,000	1,131
5% 6/1/30 (FSA Insured)	1,650	1,843
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Lee County Arpt. Rev. Series 2011 A, 5.375% 10/1/32 (g)	$ 5,260	$ 5,946
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series 2012, 5% 11/15/23	2,000	2,282
Miami Beach Wtr. & Swr. Rev. 5.5% 9/1/27 (AMBAC Insured)	6,000	6,020
Miami-Dade County Aviation Rev.:
Series 2010 A:
5.375% 10/1/41	5,800	6,339
5.5% 10/1/30	3,000	3,493
Series 2012 A:
5% 10/1/23 (g)	7,500	8,558
5% 10/1/24 (g)	9,050	10,307
5% 10/1/30 (g)	6,095	6,695
5% 10/1/31 (g)	2,500	2,731
Series 2014 A:
5% 10/1/28 (g)	4,000	4,483
5% 10/1/36 (g)	12,000	12,957
5% 10/1/37	11,100	12,220
Series 2015 A:
5% 10/1/29 (c)(g)	1,585	1,772
5% 10/1/31 (c)(g)	1,330	1,471
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/26	3,750	4,279
Miami-Dade County Expressway Auth.:
Series 2014 A, 5% 7/1/44	1,900	2,044
Series 2014 B:
5% 7/1/26	2,500	2,891
5% 7/1/27	1,750	2,005
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2008 A:
5% 8/1/17 (AMBAC Insured)	3,500	3,788
5% 8/1/18 (AMBAC Insured)	4,000	4,440
5% 8/1/20 (AMBAC Insured)	2,500	2,762
5% 8/1/21 (AMBAC Insured)	5,095	5,628
5% 8/1/22 (AMBAC Insured)	3,325	3,670
Series 2011 B, 5.625% 5/1/31	6,600	7,691
Series 2015 A:
5% 5/1/26	5,500	6,394
5% 5/1/28	17,710	20,233
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County School Board Ctfs. of Prtn.: - continued
Series 2015 B:
5% 5/1/26 (c)	$ 8,500	$ 9,873
5% 5/1/27 (c)	17,480	20,097
5% 5/1/28 (c)	14,465	16,514
Series 2016 A:
5% 5/1/30 (c)	3,900	4,225
5% 5/1/32 (c)	16,860	18,147
Series 2016 B, 5% 8/1/26 (c)	9,230	10,334
Miami-Dade County Transit Sales Surtax Rev. Series 2012:
5% 7/1/24	2,255	2,624
5% 7/1/42	1,900	2,063
Ocala Util. Sys. Rev. Series B, 5.25% 10/1/22 (Pre-Refunded to 10/1/15 @ 100)	1,000	1,012
Orange County Edl. Facilities Auth. Ed. Rev. (Rollins College Proj.):
5.25% 12/1/32 (AMBAC Insured)	1,350	1,461
5.25% 12/1/37 (AMBAC Insured)	1,365	1,471
Orange County Health Facilities Auth.:
(Orlando Health, Inc.) Series 2009, 5.125% 10/1/26	5,030	5,641
Series 2012 A, 5% 10/1/42	14,700	15,217
Series 2012 B, 5% 10/1/42	5,900	6,108
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 1996 A, 6.25% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	5,013
Orange County School Board Ctfs. of Prtn.:
Series 2015 C, 5% 8/1/30	8,500	9,698
Series A, 5% 8/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,940	2,950
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/22	2,500	2,935
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 B, 5% 10/1/33	3,700	4,123
Series 2012 A:
5% 10/1/23	2,300	2,758
5% 10/1/25	1,100	1,337
Series 2013 A, 5% 10/1/25	4,800	5,834
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014:
5% 12/1/22	670	764
5% 12/1/23	1,000	1,141
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014: - continued
5% 12/1/24	$ 750	$ 859
5% 12/1/25	500	567
Palm Beach County School Board Ctfs. of Prtn.:
Series 2014 B:
4% 8/1/20	5,000	5,515
5% 8/1/20	6,010	6,919
5% 8/1/24	3,500	4,119
Series 2015 D:
5% 8/1/28	4,035	4,630
5% 8/1/29	13,665	15,578
5% 8/1/30	14,105	15,990
5% 8/1/31	14,165	15,980
Palm Beach County Solid Waste Auth. Rev. Series 2011, 5% 10/1/24	11,100	13,186
Peace River/Manasota Reg'l. Wtr. Supply Auth. Rev.:
5% 10/1/30 (Pre-Refunded to 10/1/15 @ 100)	900	910
5% 10/1/30 (Pre-Refunded to 10/1/15 @ 100)	2,205	2,230
Plant City Util. Sys. Rev. 6% 10/1/15 (Escrowed to Maturity)	495	502
Port Orange Gen. Oblig. 5% 4/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,015	2,077
Seminole County School Board Ctfs. of Prtn. Series 2005 A:
5% 7/1/16	1,645	1,645
5% 7/1/20	1,745	1,745
South Lake County Hosp. District (South Lake Hosp., Inc.):
Series 2009 A, 6.25% 4/1/39	3,300	3,748
Series 2010:
5% 10/1/25	4,140	4,625
5.25% 10/1/34	3,500	3,850
St. Johns County School Board 5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	1,465
St. Petersburg Pub. Util. Rev. Series 2009 A, 5.5% 10/1/37	7,000	8,142
Sumter County School District Rev. (Multi-District Ln. Prog.) 7.15% 11/1/15 (Escrowed to Maturity)	985	1,007
Tallahassee Health Facilities Rev. Series 2015 A:
4% 12/1/35	3,300	3,136
5% 12/1/40	1,900	1,986
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010, 5% 11/15/23	$ 8,080	$ 9,177
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/22	2,300	2,674
USF Fing. Corp. Ctfs. of Prtn. (Master Lease Prog.) Series A:
5.25% 7/1/15 (Escrowed to Maturity)	2,690	2,690
5.25% 7/1/16 (AMBAC Insured)	2,830	2,830
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B, 5% 8/1/25	1,775	2,078
Walton County School Board Ctfs. of Prtn. 5.25% 7/1/18 (FSA Insured)	1,865	2,025
		735,394
Georgia - 3.4%
Atlanta Wtr. & Wastewtr. Rev.:
Series 2009 A:
6% 11/1/25 (Pre-Refunded to 11/1/19 @ 100)	9,785	11,715
6.25% 11/1/39 (Pre-Refunded to 11/1/19 @ 100)	10,800	13,043
5% 11/1/27	1,000	1,170
5% 11/1/30	2,500	2,883
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (d)	8,100	8,191
2.2%, tender 4/2/19 (d)	3,000	3,061
2.2%, tender 4/2/19 (d)	300	306
2.2%, tender 4/2/19 (d)	6,500	6,634
2.2%, tender 4/2/19 (d)	4,100	4,183
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	10,200	9,025
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30	7,745	8,566
6.125% 9/1/40	9,310	10,132
DeKalb County Wtr. & Swr. Rev. Series 2011 A:
5.25% 10/1/36	3,000	3,416
5.25% 10/1/41	5,600	6,271
Fulton County Wtr. & Swr. Rev. Series 2011:
5% 1/1/23	1,500	1,737
5% 1/1/24	6,500	7,490
Georgia Gen. Oblig. Series 2007 E, 5% 8/1/22	575	624
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series C, 5% 1/1/22	7,700	8,976
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Georgia Muni. Elec. Auth. Pwr. Rev.: - continued
Series GG, 5% 1/1/22	$ 4,000	$ 4,689
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.) Series S:
5% 10/1/22	3,425	3,944
5% 10/1/23	4,000	4,667
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A, 5.25% 9/15/19	1,915	2,133
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	8,500	9,616
Private Colleges & Univs. Auth. Rev. (The Savannah College of Arts and Design Projs.) Series 2014:
5% 4/1/25	3,500	3,892
5% 4/1/30	1,200	1,301
Richmond County Dev. Auth. Rev. (Southern Care Corp. Facility Proj.):
Series A, 0% 12/1/21 (Escrowed to Maturity)	5,615	4,968
Series C, 0% 12/1/21 (Escrowed to Maturity)	19,400	17,166
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	13,550	14,971
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity)	18,045	15,967
Valdosta & Lowndes County Hosp. (South Georgia Med. Ctr. Proj.) 5% 10/1/20	1,570	1,704
		192,441
Hawaii - 0.1%
Honolulu City & County Board of Wtr. Supply Wtr. Sys. Rev. Series B, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,430	1,430
State of Hawaii Dept. of Trans. Series 2013:
5.25% 8/1/24 (g)	2,000	2,322
5.25% 8/1/25 (g)	2,500	2,877
		6,629
Idaho - 0.3%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	4,355	4,992
6.75% 11/1/37	4,300	4,920
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Idaho - continued
Idaho Health Facilities Auth. Rev.: - continued
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	$ 2,190	$ 2,562
Series 2015 ID, 5% 12/1/25	2,750	3,257
		15,731
Illinois - 17.3%
Boone & Winnebago County Cmnty. Unit School District 200:
0% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,810	1,550
0% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950	1,592
Chicago Board of Ed.:
Series 1999 A, 0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,200	3,056
Series 2009 D, 4% 12/1/16 (Assured Guaranty Corp. Insured)	1,390	1,419
Series 2011 A, 5.5% 12/1/39	7,900	7,513
Chicago Gen. Oblig.:
(Cap. Impt. Proj.) Series 1999:
0% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,700	2,583
0% 1/1/39 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,200	3,757
(Neighborhoods Alive 21 Prog.) Series 2003, 5% 1/1/33 (AMBAC Insured)	2,100	2,043
Series 2003 C, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,445	1,445
Series 2004 A, 5.25% 1/1/29 (FSA Insured)	435	436
Series 2007 C, 5% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,950	13,061
Series 2008 C, 5% 1/1/34	1,500	1,425
Series 2009 A, 5% 1/1/22	3,400	3,434
Series 2011 A, 5% 1/1/40	11,260	10,351
Series 2012 A:
5% 1/1/33	15,200	14,534
5% 1/1/34	2,440	2,319
Series 2012 C, 5% 1/1/23	4,570	4,593
Series A, 5% 1/1/42 (AMBAC Insured)	40	37
5% 1/1/26	1,405	1,384
5% 1/1/27	3,305	3,232
5% 1/1/34	3,000	2,851
5% 1/1/35	15,000	14,161
5% 1/1/36	11,555	10,837
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Midway Arpt. Rev. Series 2014 A:
5% 1/1/27 (g)	$ 10,330	$ 11,292
5% 1/1/28 (g)	14,950	16,207
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2008 A, 5% 1/1/16 (FSA Insured)	6,800	6,950
Series 2011 C, 6.5% 1/1/41	19,600	23,166
Series 2013 B, 5% 1/1/27	11,275	12,720
Series 2013 D, 5% 1/1/27	1,000	1,128
Chicago Park District Gen. Oblig.:
Series 2010 C, 5.25% 1/1/40	7,700	7,839
Series 2013 A:
5.5% 1/1/33	2,500	2,623
5.75% 1/1/38	5,600	5,971
Series 2014 B:
5% 1/1/26	1,500	1,592
5% 1/1/27	3,210	3,380
5% 1/1/28	2,500	2,614
Series 2014 C, 5% 1/1/26	1,865	1,979
Chicago Transit Auth. Series 2014, 5.25% 12/1/49	13,000	13,659
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.):
Series 2006 A, 5% 6/1/21	2,600	2,666
Series 2008 A:
5.25% 6/1/23 (Assured Guaranty Corp. Insured)	2,425	2,538
5.25% 6/1/25 (Assured Guaranty Corp. Insured)	3,495	3,634
5% 6/1/20 (AMBAC Insured)	5,610	5,771
5% 6/1/20 (Pre-Refunded to 12/1/16 @ 100)	1,390	1,476
Chicago Wtr. Rev. Series 2000, 0% 11/1/16 (AMBAC Insured)	7,555	7,357
Cook County Forest Preservation District:
(Ltd. Tax Proj.) Series 2012 B, 5% 12/15/37	2,500	2,596
Series 2012 A, 5% 11/15/22	2,000	2,233
Series 2012 C, 5% 12/15/37	1,000	1,039
Cook County Gen. Oblig.:
Series 2010 A, 5.25% 11/15/33	19,775	20,445
Series 2010 G, 5% 11/15/25	3,400	3,576
Series 2012 C:
5% 11/15/24	9,400	10,049
5% 11/15/25 (FSA Insured)	15,070	16,191
DuPage County Forest Preserve District Rev. Series 2000, 0% 11/1/17	6,665	6,496
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig.:
Series 2006 A, 5.25% 5/1/25 (Pre-Refunded to 5/1/16 @ 100)	$ 1,050	$ 1,093
Series 2006:
5.25% 5/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,950	4,079
5.5% 5/1/23	2,565	2,658
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	4,500	4,022
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	29,680	24,450
Illinois Fin. Auth. Gas Supply Rev. Bonds (Peoples Gas Lt. and Coke Co. Proj.) Series 2005 A, 4.3%, tender 6/1/16 (AMBAC Insured) (d)	3,860	3,986
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.):
Series 2008 D, 6.5% 11/1/38 (Pre-Refunded to 11/1/18 @ 100)	4,300	5,035
Series 2010 A, 5.5% 4/1/44	3,000	3,330
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	6,500	7,252
(Children's Memorial Hosp. Proj.) Series 2008 A:
5.25% 8/15/33 (Assured Guaranty Corp. Insured)	7,800	8,484
5.25% 8/15/47 (Assured Guaranty Corp. Insured)	2,000	2,102
(Edward Hosp. Obligated Group Proj.) Series 2008 A:
5.5% 2/1/40 (AMBAC Insured)	3,165	3,411
6% 2/1/28 (AMBAC Insured)	2,855	3,149
(Newman Foundation Proj.):
5% 2/1/32 (Radian Asset Assurance, Inc. Insured)	1,300	1,317
5% 2/1/37 (Radian Asset Assurance, Inc. Insured)	10,000	10,097
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	12,615	13,777
(Northwestern Memorial Hosp. Proj.) Series 2009 A, 6% 8/15/39	4,020	4,622
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5.375% 5/15/25	25,230	29,014
5.375% 5/15/30	6,160	6,971
(Provena Health Proj.) Series 2010 A, 6% 5/1/28	13,500	15,214
(Rush Univ. Med. Ctr. Proj.):
Series 2009 C, 6.625% 11/1/39 (Pre-Refunded to 5/1/19 @ 100)	8,200	9,818
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Rush Univ. Med. Ctr. Proj.):
Series 2009 D, 6.625% 11/1/39 (Pre-Refunded to 5/1/19 @ 100)	$ 8,000	$ 9,579
(Sherman Health Systems Proj.) Series 2007 A, 5.5% 8/1/37 (Pre-Refunded to 8/1/17 @ 100)	19,325	21,110
(Silver Cross Hosp. and Med. Ctr. Proj.) Series 2008 A, 5.5% 8/15/30	1,645	1,782
(Southern Illinois Healthcare Enterprises, Inc. Proj.) Series 2005, 5.25% 3/1/30	5,900	6,575
(The Carle Foundation Proj.) Series 2009 A, 5.5% 2/15/16 (Assured Guaranty Corp. Insured)	5,385	5,544
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23	5,550	6,291
Series 2008 A:
5.625% 1/1/37	27,960	30,032
6% 2/1/24	300	332
6.25% 2/1/33 (AMBAC Insured)	300	331
Series 2009 A, 7.25% 11/1/38 (Pre-Refunded to 11/1/18 @ 100)	7,605	9,089
Series 2009:
6.875% 8/15/38 (Pre-Refunded to 8/15/19 @ 100)	430	524
7% 8/15/44 (Pre-Refunded to 8/15/19 @ 100)	15,955	19,517
Series 2010 A:
5.5% 8/15/24	2,900	3,248
5.75% 8/15/29	2,320	2,581
Series 2010:
5.25% 5/1/25	7,000	8,026
5.25% 8/15/36	695	732
Series 2012 A, 5% 5/15/22	2,120	2,423
Series 2012:
4% 9/1/32	7,460	6,941
5% 9/1/38	23,950	25,243
5% 11/15/43	4,395	4,610
Series 2013:
5% 11/15/28	2,875	3,234
5% 11/15/29	1,400	1,559
5% 5/15/43	10,000	10,478
5% 11/15/23	500	581
5% 11/15/27	3,160	3,583
5% 8/15/35	4,625	4,900
5% 8/15/44	26,250	27,349
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.:
Series 2006:
5% 1/1/19	$ 4,200	$ 4,495
5.5% 1/1/31	3,000	3,318
Series 2010:
5% 1/1/21 (FSA Insured)	2,600	2,787
5% 1/1/23 (FSA Insured)	6,600	6,971
Series 2012 A, 5% 1/1/33	4,700	4,768
Series 2012:
5% 8/1/19	2,500	2,692
5% 8/1/21	2,000	2,172
5% 3/1/23	4,000	4,260
5% 8/1/23	3,900	4,206
5% 3/1/35	2,000	2,018
5% 3/1/37	1,000	1,005
Series 2014:
5% 2/1/23	4,400	4,744
5.25% 2/1/30	9,000	9,410
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.) Series 2002 D, 5.25% 5/15/32 (FSA Insured)	3,000	3,256
(Lutheran Gen. Health Care Sys. Proj.) Series C, 6% 4/1/18	2,520	2,660
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A:
5% 2/1/25	8,110	9,472
5% 2/1/26	4,370	5,083
Illinois Reg'l. Trans. Auth. Series A, 8% 6/1/17 (AMBAC Insured)	4,500	4,893
Illinois Sales Tax Rev. Series 2010, 5% 6/15/17	13,500	14,541
Kane & DeKalb Counties Cmnty. Unit School District #302 5.5% 2/1/25 (FSA Insured)	3,000	3,079
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
0% 12/1/17 (AMBAC Insured)	3,350	3,228
0% 12/1/17 (Escrowed to Maturity)	350	340
0% 12/1/21 (AMBAC Insured)	3,095	2,576
0% 12/1/21 (Escrowed to Maturity)	1,905	1,670
6.5% 1/1/20 (AMBAC Insured)	2,755	3,329
6.5% 1/1/20 (Escrowed to Maturity)	4,645	5,649
6.5% 1/1/20 (Escrowed to Maturity)	465	566
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/16 (Escrowed to Maturity)	$ 585	$ 579
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,905	1,875
Lake County Cmnty. High School District #117, Antioch Series B, 0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,240	6,750
McHenry & Kane Counties Cmnty. Consolidated School District #158:
Series 2004, 0% 1/1/24 (FSA Insured)	4,300	3,166
0% 1/1/19	2,955	2,730
0% 1/1/19 (Escrowed to Maturity)	45	43
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,610	3,201
Series 1994 A, 0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,935	2,724
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	4,122
Series 2002 A:
0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	32,600	16,497
0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,445	1,587
Series 2002 B, 5.5% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,175
Series 2010 B1:
0% 6/15/43 (FSA Insured)	45,400	10,876
0% 6/15/44 (FSA Insured)	53,800	12,212
0% 6/15/45 (FSA Insured)	27,900	5,999
0% 6/15/47 (FSA Insured)	16,540	3,199
Series 2012 B:
0% 12/15/51	16,200	2,457
5% 6/15/52	17,900	18,151
Series A, 0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,345	3,095
Series 1996 A, 0% 6/15/24	3,060	2,244
Series A, 0% 12/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,155	1,957
Quincy Hosp. Rev. Series 2007:
5% 11/15/16	1,200	1,262
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Quincy Hosp. Rev. Series 2007: - continued
5% 11/15/18	$ 1,000	$ 1,089
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/17	555	601
5% 10/1/17 (Escrowed to Maturity)	745	815
5% 10/1/18	615	671
5% 10/1/18 (Pre-Refunded to 10/1/17 @ 100)	820	897
5% 10/1/20	550	600
5% 10/1/20 (Pre-Refunded to 10/1/17 @ 100)	740	809
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.):
Series 1991:
0% 4/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	16,270	15,851
0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,000	7,119
Series 1999 A, 0% 4/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,965	4,235
Series 2009 A, 5.75% 4/1/38 (Pre-Refunded to 4/1/19 @ 100)	7,805	9,080
Series 2010 A:
5% 4/1/25	5,125	5,774
5.25% 4/1/30	3,200	3,637
Series 2013:
6% 10/1/42	4,600	5,243
6.25% 10/1/38	4,530	5,113
Will County Cmnty. Unit School District #365-U:
0% 11/1/16 (Escrowed to Maturity)	1,615	1,605
0% 11/1/16 (FSA Insured)	4,885	4,817
0% 11/1/17 (FSA Insured)	3,200	3,095
0% 11/1/19 (Escrowed to Maturity)	675	636
0% 11/1/19 (FSA Insured)	4,325	3,943
		980,594
Indiana - 3.5%
Crown Point Multi-School Bldg. Corp. 0% 1/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,480	6,581
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,900	31,481
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 4.7%, tender 10/1/15 (d)(g)	3,500	3,536
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 C, 5.375% 11/1/32	$ 7,815	$ 8,615
Series 2009 A, 5.25% 11/1/39	5,300	5,875
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A, 5.25% 12/1/38	8,000	8,866
Series 2012:
5% 3/1/30	3,900	4,271
5% 3/1/41	7,070	7,496
Series 2015 A, 5.25% 2/1/32	6,020	6,913
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.):
Series 2012 A, 5% 10/1/26	2,545	2,947
Series 2015 A:
5% 10/1/30	4,820	5,496
5% 10/1/45	25,600	27,994
Series 2011 A, 5.25% 10/1/25	1,750	2,050
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (d)	11,200	11,692
Indiana Health Facilities Fing. Auth. Hosp. Rev. (Columbus Reg'l. Hosp. Proj.) Series 1993, 7% 8/15/15 (FSA Insured)	435	439
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (d)	7,700	7,821
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A:
5% 1/1/22	2,000	2,323
5% 1/1/23	1,800	2,080
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/16 (AMBAC Insured)	6,470	6,423
0% 6/1/18 (AMBAC Insured)	1,700	1,627
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F, 5% 1/1/17 (AMBAC Insured) (g)	1,700	1,771
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 C, 5.6% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,240
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 7/15/18	400	433
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Lake Central Multi-District School Bldg. Corp. Series 2012 B: - continued
5% 1/15/30	$ 24,540	$ 27,369
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B:
5% 7/1/24	1,150	1,320
5% 7/1/25	1,000	1,146
5% 7/1/26	1,325	1,515
5% 7/1/29	670	761
Zionsville Cmnty. Schools Bldg. Series 2005, 5% 7/15/20 (FSA Insured)	1,945	2,219
		195,300
Iowa - 0.1%
Iowa Fin. Auth. Health Facilities Rev. Series 2008 A, 5.625% 8/15/37 (Assured Guaranty Corp. Insured)	4,800	5,414
Kansas - 0.5%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 C, 5.75% 11/15/38	10,600	12,113
Leavenworth County Unified School District #453 Gen. Oblig. Series 2009 A, 5.25% 9/1/24 (Pre-Refunded to 9/1/19 @ 100)	1,575	1,830
Overland Park Sales Tax Spl. Oblig. Rev. Series 2012, 4.375% 12/15/23	4,700	4,697
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 X:
4% 11/15/18 (Escrowed to Maturity)	1,300	1,425
5% 11/15/17 (Escrowed to Maturity)	2,500	2,746
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2012 A:
5% 9/1/23	1,860	2,140
5% 9/1/25	4,000	4,558
		29,509
Kentucky - 0.7%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 B, 5% 2/1/22	1,355	1,483
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series A:
5% 8/15/16	9,410	9,824
5% 8/15/17	3,650	3,928
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.: - continued
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	$ 4,000	$ 4,462
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp. d/b/a King's Daughters Med. Ctr. Proj.) Series 2010 A, 5% 2/1/30	5,000	5,391
Louisville & Jefferson County Series 2013 A:
5.5% 10/1/33	2,900	3,303
5.75% 10/1/38	7,410	8,576
Pikeville Hosp. Rev. (Pikeville Med. Ctr., Inc. Proj.) Series 2011, 6.5% 3/1/41	3,000	3,535
		40,502
Louisiana - 1.1%
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2009, 6.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	2,100	2,535
Louisiana Pub. Facilities Auth. Rev. (Nineteenth Judicial District Court Proj.) Series 2007:
5.375% 6/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,081
5.375% 6/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	2,035
5.5% 6/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,500	16,634
New Orleans Aviation Board Rev.:
(North Term. Proj.) Series 2015 B:
5% 1/1/29 (g)	2,400	2,664
5% 1/1/30 (g)	2,000	2,206
5% 1/1/31 (g)	2,500	2,743
Series 2007 A, 5% 1/1/17 (FSA Insured) (g)	1,420	1,502
Series 2007 B2, 5% 1/1/16 (FSA Insured) (g)	1,000	1,021
New Orleans Gen. Oblig.:
Series 2005:
5% 12/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,690	4,767
5.25% 12/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,450	3,514
Series 2012:
5% 12/1/22	8,645	9,543
5% 12/1/30	2,000	2,185
5% 12/1/31	1,000	1,066
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
New Orleans Gen. Oblig.: - continued
Series 2012:
5% 12/1/32	$ 1,500	$ 1,598
Tobacco Settlement Fing. Corp. Series 2013 A:
5% 5/15/22	5,000	5,675
5% 5/15/23	1,300	1,482
		62,251
Maine - 0.1%
Maine Tpk. Auth. Tpk. Rev.:
Series 2009, 6% 7/1/38 (Pre-Refunded to 7/1/19 @ 100)	2,700	3,198
Series 2015:
5% 7/1/32	1,050	1,209
5% 7/1/36	2,600	2,952
		7,359
Maryland - 0.7%
Baltimore Convention Ctr. Hotel Rev. Series A, 5.25% 9/1/39 (XL Cap. Assurance, Inc. Insured)	4,710	4,791
Baltimore Proj. Rev. (Wtr. Proj.) Series 2009 A, 5.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	1,250	1,469
Maryland Econ. Dev. Corp. Student Hsg. Rev. (Univ. of Maryland, Baltimore County Student Hsg. Proj.) Series 2006:
5% 6/1/16 (CIFG North America Insured)	1,000	1,037
5% 6/1/19 (CIFG North America Insured)	1,500	1,557
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Health Sys. Proj.) Series 2010, 5% 7/1/40	2,000	2,145
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	5,090	5,406
(Univ. of Maryland Med. Sys. Proj.) Series 2010, 5.125% 7/1/39	4,400	4,773
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 6% 1/1/38 (Pre-Refunded to 1/1/18 @ 100)	3,000	3,375
(Washington County Health Sys. Proj.) Series 2008:
6% 1/1/28	5,000	5,473
6% 1/1/43	1,500	1,634
Series 2010, 5.625% 7/1/30	2,865	3,074
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
Series 2015:
5% 7/1/40 (c)	$ 1,000	$ 1,058
5% 7/1/45 (c)	5,000	5,257
		41,049
Massachusetts - 0.9%
Massachusetts Bay Trans. Auth. Series 1992 B, 6.2% 3/1/16	440	457
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston Univ. Proj.) Series U4, 5.7% 10/1/40	7,500	8,572
Series 2011 I, 6.75% 1/1/36	3,000	3,525
Series 2013 B1, 4.75% 11/15/20 (b)	6,660	6,667
Series 2015 D, 5% 7/1/44	5,205	5,477
5.5% 7/1/44	6,300	6,790
Massachusetts Gen. Oblig. Series 2007 C, 5.25% 8/1/24 (Pre-Refunded to 8/1/17 @ 100)	9,000	9,815
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22 (h)	2,165	2,174
(South Shore Hosp. Proj.) Series F, 5.75% 7/1/29	4,455	4,461
		47,938
Michigan - 2.1%
Detroit School District Series 2012 A, 5% 5/1/23	4,000	4,548
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	4,000	4,325
Series 2006 B, 5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,700	20,852
Detroit Wtr. Supply Sys. Rev.:
Series 2004 A:
5.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,380	2,380
5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,685	1,753
Series 2006 B, 7% 7/1/36 (FSA Insured)	4,900	5,425
DeWitt Pub. Schools Gen. Oblig. 5% 5/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,650	1,819
Lansing Board of Wtr. & Lt. Util. Rev. 5.5% 7/1/41	2,500	2,897
Lapeer Cmnty. Schools Series 2007, 5% 5/1/33 (FSA Insured)	2,600	2,816
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Fin. Auth. Rev.:
Series 2012 A:
4.125% 6/1/32	$ 6,325	$ 6,200
5% 6/1/20	2,050	2,302
5% 6/1/27	3,000	3,272
5% 6/1/39	6,350	6,710
Series 2012, 5% 11/15/42	11,825	12,587
Series 2015 MI, 5% 12/1/24	4,445	5,269
Series MI:
5.5% 12/1/26	4,500	5,466
5.5% 12/1/27	4,750	5,711
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/38 (Pre-Refunded to 5/15/18 @ 100)	3,000	3,391
Series 2008 A1:
6.5% 12/1/33	825	949
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	3,175	3,741
Series 2012 A:
5% 6/1/23	2,395	2,787
5% 6/1/26	2,000	2,282
Portage Pub. Schools 5% 5/1/21 (FSA Insured)	6,300	6,951
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V, 8.25% 9/1/39 (Pre-Refunded to 9/1/18 @ 100)	3,400	4,154
Three Rivers Cmnty. Schools 5% 5/1/21 (FSA Insured)	1,710	1,886
		120,473
Minnesota - 0.9%
Maple Grove Health Care Sys. Rev.:
(Maple Grove Hosp. Corp. Proj.) Series 2007, 5.25% 5/1/28	3,500	3,699
5% 5/1/20	1,000	1,061
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/20 (Assured Guaranty Corp. Insured)	3,835	4,397
Minnesota Agric. & Econ. Dev. Board Rev. (Health Care Sys. Proj.) Series 2000 A, 6.375% 11/15/29	210	211
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Care Sys. Proj.) Series 2015 A, 5% 11/15/44	1,515	1,566
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.):
Series 2008 C, 5.5% 7/1/18 (Escrowed to Maturity)	5,600	6,325
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.): - continued
Series 2009, 5.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	$ 20,700	$ 24,276
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.) Series 2006:
5.25% 5/15/18 (Pre-Refunded to 11/15/16 @ 100)	1,650	1,753
5.25% 5/15/23 (Pre-Refunded to 11/15/16 @ 100)	2,000	2,125
5.25% 5/15/36 (Pre-Refunded to 11/15/16 @ 100)	4,250	4,515
		49,928
Missouri - 0.2%
Kansas City Spl. Oblig.:
5% 9/1/26	1,185	1,340
5% 9/1/27	490	553
5% 9/1/28	1,000	1,126
5% 9/1/29	1,000	1,124
5% 9/1/30	1,390	1,559
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	1,000	1,085
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	1,750	1,907
		8,694
Nebraska - 0.4%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 B, 0.689% 12/1/17 (d)	7,900	7,752
Douglas County Hosp. Auth. #2 Health Facilities Rev.:
6% 8/15/23	1,210	1,328
6% 8/15/23 (Pre-Refunded to 8/15/17 @ 100)	920	1,020
6% 8/15/28	1,980	2,165
6% 8/15/28 (Pre-Refunded to 8/15/17 @ 100)	1,520	1,686
6.125% 8/15/31	1,275	1,392
6.125% 8/15/31 (Pre-Refunded to 8/15/17 @ 100)	975	1,084
Nebraska Pub. Pwr. District Rev. Series 2012 C:
5% 1/1/23 (Pre-Refunded to 1/1/18 @ 100)	2,250	2,476
5% 1/1/24 (Pre-Refunded to 1/1/18 @ 100)	1,000	1,100
		20,003
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - 0.2%
Clark County Wtr. Reclamation District Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	$ 4,300	$ 4,907
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2011 C, 5% 6/1/24	5,415	6,292
		11,199
New Hampshire - 0.6%
New Hampshire Bus. Fin. Auth. Rev. Series 2009 A, 6.125% 10/1/39	9,300	10,361
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Dartmouth College Proj.) Series 2009, 5.25% 6/1/39	4,000	4,476
Series 2007 A, 5% 10/1/37	6,100	6,444
Series 2012:
4% 7/1/32	2,370	2,321
5% 7/1/24	1,000	1,105
5% 7/1/25	1,185	1,303
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 10/1/18	4,315	4,825
5% 2/1/19	2,000	2,251
5% 2/1/24	1,775	2,050
		35,136
New Jersey - 2.9%
New Jersey Econ. Dev. Auth. Rev.:
Series 2009 AA, 5.5% 12/15/29	4,000	4,303
Series 2013 NN, 5% 3/1/27	69,700	72,761
Series 2013:
5% 3/1/23	12,200	13,155
5% 3/1/24	17,000	18,168
5% 3/1/25	1,900	2,015
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2008, 6.625% 7/1/38	9,930	11,005
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 6% 6/15/35	3,900	4,500
Series 2005 B, 5.5% 12/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,655
Series 2014 AA:
5% 6/15/23	20,645	22,270
5% 6/15/24	10,000	10,808
		164,640
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Mexico - 0.1%
New Mexico Edl. Assistance Foundation Series 2010 A1:
4% 12/1/17	$ 5,000	$ 5,363
5% 12/1/18	2,000	2,239
		7,602
New York - 7.5%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.25% 11/15/17 (St. Peters Hosp. NY Insured) (Escrowed to Maturity)	1,500	1,650
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A, 5.75% 2/15/47	14,600	16,545
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2012 A, 5% 9/1/42	13,000	13,876
New York City Gen. Oblig.:
Series 2003 A, 5.5% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5	5
Series 2008 A1, 5.25% 8/15/27	9,940	11,100
Series 2008 D1, 5.125% 12/1/22	5,000	5,514
Series 2009 I1, 5.625% 4/1/29	3,600	4,132
Series 2012 A1, 5% 8/1/24	7,400	8,621
Series 2012 G1, 5% 4/1/25	13,700	15,912
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	3,100	3,407
New York City Indl. Dev. Agcy. Rev.:
(Queens Baseball Stadium Proj.) 5% 1/1/19 (AMBAC Insured)	3,735	3,933
(Yankee Stadium Proj.) Series 2006, 5% 3/1/31	4,725	4,855
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2009 A, 5.75% 6/15/40	1,500	1,680
Series 2009 EE, 5.25% 6/15/40	11,600	13,092
Series 2009 FF 2, 5.5% 6/15/40	17,800	20,405
Series 2011 EE, 5.375% 6/15/43	42,080	48,896
Series 2012 EE, 5.25% 6/15/30	17,200	19,900
Series 2013 BB, 5% 6/15/47	8,985	9,830
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S1:
5.5% 7/15/31	4,000	4,515
5.5% 7/15/38	1,600	1,797
5.625% 7/15/38	2,825	3,184
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Bldg. Aid Rev.: - continued
Series 2009 S3:
5.25% 1/15/34	$ 21,000	$ 23,617
5.25% 1/15/39	3,400	3,805
5.375% 1/15/34	2,750	3,104
Series 2009 S4:
5.5% 1/15/39	8,800	10,007
5.75% 1/15/39	4,100	4,713
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev.:
(State Univ. Proj.) Series 2012 A:
5% 5/15/21	10,710	12,614
5% 5/15/22	4,300	5,090
Series 2012 A:
4% 5/15/21	3,500	3,922
5% 5/15/23	5,600	6,605
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2008 B, 5.75% 3/15/36	3,400	3,906
Series 2014 A:
5% 2/15/39	3,995	4,459
5% 2/15/39 (Pre-Refunded to 2/15/19 @ 100)	5	6
New York Dorm. Auth. Revs.:
(New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24 (Pre-Refunded to 7/1/17 @ 100)	1,800	1,925
(State Univ. Edl. Facilities Proj.) Series A, 5.875% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,865	7,312
Series 2010 A, 5% 7/1/26	4,000	4,486
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2009 B, 5% 11/15/34	11,800	13,392
New York Metropolitan Trans. Auth. Rev.:
Series 2008 A, 5.25% 11/15/36	26,700	28,959
Series 2010 D, 5.25% 11/15/40	6,600	7,378
Series 2012 D, 5% 11/15/25	25,900	30,189
Series 2012 F, 5% 11/15/24	12,400	14,535
Niagara Falls City Niagara County Pub. Impt. 7.5% 3/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	460	514
Rockland County Gen. Oblig. Series 2014 A, 4% 3/1/24 (FSA Insured)	1,375	1,482
Tobacco Settlement Fing. Corp. Series 2013 B:
5% 6/1/20	11,000	11,473
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp. Series 2013 B: - continued
5% 6/1/21	$ 4,600	$ 4,797
Triborough Bridge & Tunnel Auth. Revs. Series 2015 A, 5.25% 11/15/45	4,000	4,572
		425,711
North Carolina - 0.7%
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2010 B, 5.5% 7/1/23 (g)	1,200	1,365
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series A, 5% 1/15/20 (FSA Insured)	960	1,019
Nash Health Care Sys. Health Care Facilities Rev. Series 2012, 5% 11/1/41	4,625	4,921
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B, 5% 1/1/26	11,600	12,861
North Carolina Med. Care Cmnty. Health:
(Memorial Mission Hosp. Proj.) 5% 10/1/21 (Pre-Refunded to 10/1/17 @ 100)	5,690	6,201
Series 2012 A, 5% 11/15/26	1,295	1,474
North Carolina Med. Care Commission Health Care Facilities Rev. (Rex Healthcare Proj.) Series 2010 A, 5% 7/1/30	7,830	8,754
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2009 A, 5% 1/1/30	2,300	2,546
		39,141
North Dakota - 0.2%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	4,600	4,867
Fargo Health Sys. Rev. (Sanford Proj.) Series 2011, 6% 11/1/28	1,500	1,805
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.):
5.125% 7/1/19	2,765	2,831
5.25% 7/1/15	1,300	1,300
		10,803
Ohio - 1.7%
American Muni. Pwr., Inc. Rev.:
(Freemont Energy Ctr. Proj.) Series 2012 B, 5% 2/15/42	2,500	2,697
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
American Muni. Pwr., Inc. Rev.: - continued
(Prairie State Energy Campus Proj.) Series 2015, 5% 2/15/28	$ 12,100	$ 13,727
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	4,400	4,562
5% 6/1/17	5,045	5,407
Cleveland Parking Facilities Rev.:
5.25% 9/15/18 (Escrowed to Maturity)	640	723
5.25% 9/15/18 (FSA Insured)	1,360	1,497
Franklin County Hosp. Rev. (Nationwide Children's Hosp. Proj.) Series 2009, 5.25% 11/1/40	1,500	1,663
Hamilton County Convention Facilities Auth. Rev. Series 2014, 5% 12/1/25	3,595	4,085
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C, 6% 8/15/43	5,000	5,544
Lucas County Hosp. Rev. (ProMedica Healthcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	6,000	7,328
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/48	11,600	11,827
Ohio Air Quality Dev. Auth. Rev.:
Bonds (First Energy Nuclear Generation Proj.) Series 2006 A, 3.75%, tender 12/3/18 (d)	18,800	19,764
Series 2009 C, 5.625% 6/1/18	2,000	2,193
Ohio Higher Edl. Facility Commission Rev. (Cleveland Clinic Foundation Proj.) Series 2008 A, 5.5% 1/1/43	1,500	1,614
Ohio Tpk. Commission Tpk. Rev. (Infastructure Proj.) Series 2005 A, 0% 2/15/43	15,000	4,017
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (d)	8,500	8,852
		95,500
Oklahoma - 0.6%
Oklahoma City Pub. Property Auth. Hotel Tax Rev.:
5.5% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,845	2,879
5.5% 10/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,005	3,041
5.5% 10/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,175	3,213
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C, 5.5% 8/15/20 (Pre-Refunded to 8/15/18 @ 100)	5,000	5,665
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - continued
Oklahoma Dev. Fin. Auth. Rev.:
(Saint John Health Sys. Proj.) Series 2012, 5% 2/15/42	$ 9,640	$ 10,363
Series 2012:
5% 2/15/21	2,200	2,540
5% 2/15/24	4,190	4,789
Tulsa County Indl. Auth. Health Care Rev. 5% 12/15/19	1,680	1,789
		34,279
Oregon - 0.4%
Clackamas County School District #7J:
5.25% 6/1/23	2,000	2,431
5.25% 6/1/24 (FSA Insured)	2,605	3,206
Multnomah County Hosp. Facilities Auth. Rev. (Adventist Health Sys./West Proj.) Series 2009 A, 5.125% 9/1/40	2,500	2,643
Oregon Facilities Auth. Rev. (Legacy Health Sys. Proj.) Series 2009 A, 5% 3/15/30	1,000	1,106
Oregon State Dept. of Administrative Svcs. Lottery Rev. Series 2011 A, 5.25% 4/1/31	5,600	6,545
Port Morrow Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	5,000	5,404
Washington County School District #15:
5.5% 6/15/20 (FSA Insured)	1,770	2,096
5.5% 6/15/21 (FSA Insured)	1,060	1,279
		24,710
Pennsylvania - 2.2%
Allegheny County Arpt. Auth. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series B, 5% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	3,000	3,064
Allegheny County Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Med. Ctr. Proj.):
Series 2008 B, 5% 6/15/16	1,365	1,424
Series 2009 A, 5.625% 8/15/39	6,225	6,995
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (d)	7,800	7,800
Centre County Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2011, 7% 11/15/46	2,600	3,010
Mifflin County School District Series 2007, 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	3,400	3,857
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/25	4,680	5,516
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	$ 2,000	$ 2,365
Series 2012 A, 5% 6/1/27	4,105	4,600
Montgomery County Higher Ed. & Health Auth. Rev. Series 2014 A:
5% 10/1/21	1,320	1,476
5% 10/1/22	1,380	1,540
5% 10/1/24	1,165	1,309
Pennsylvania Convention Ctr. Auth. Rev. Series A, 6.7% 9/1/16 (Escrowed to Maturity)	600	623
Pennsylvania Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B:
5% 7/1/21	5,300	5,789
5% 1/1/23	2,000	2,045
Pennsylvania Gen. Oblig.:
Series 2015 1, 5% 3/15/29	16,370	18,632
Series 2015, 5% 3/15/33	4,975	5,553
Pennsylvania Higher Edl. Facilities Auth. Rev. (Univ. of Pennsylvania Health Sys. Proj.):
Series 2009 A, 5.25% 8/15/21	2,900	3,309
Series A, 5% 8/15/16	3,600	3,619
Pennsylvania Tpk. Commission Tpk. Rev. Series 2009 D, 5.5% 12/1/41	12,600	14,172
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	4,000	4,012
(1998 Gen. Ordinance Proj.):
Fifth Series A1, 5% 9/1/33 (FSA Insured)	1,095	1,097
Ninth Series, 5.25% 8/1/40	3,750	4,120
Seventh Series, 5% 10/1/37 (AMBAC Insured)	8,900	9,451
Philadelphia Gen. Oblig.:
Series 2008 A, 5.25% 12/15/32 (FSA Insured)	2,500	2,745
Series 2008 B, 7.125% 7/15/38 (Pre-Refunded to 7/15/16 @ 100)	3,200	3,421
Philadelphia School District:
Series 2015 A, 5% 8/1/22 (Pre-Refunded to 8/1/15 @ 100)	10	10
5% 8/1/22 (Pre-Refunded to 8/1/15 @ 100)	75	75
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011:
5% 6/1/22	$ 1,000	$ 1,143
5% 6/1/23	2,500	2,835
		125,607
South Carolina - 3.2%
Greenwood Fifty School Facilities Installment:
5% 12/1/18 (Assured Guaranty Corp. Insured)	3,930	4,310
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,375	2,605
Lexington County Health Svcs. District, Inc. Hosp. Rev.:
5% 11/1/18	1,090	1,191
5% 11/1/19	1,000	1,091
Richland County Hosp. Facilities Rev. (Cmnty. Provider Pooled Ln. Prog.) Series A, 7.125% 7/1/17 (Escrowed to Maturity)	385	398
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/25	2,745	3,172
5% 12/1/28	5,665	6,381
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. Series 2013, 5% 11/1/27	7,700	8,624
South Carolina Jobs-Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.) 5% 4/1/24	4,000	4,103
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2009 B:
5.25% 1/1/34	6,000	6,696
5.25% 1/1/39	2,800	3,100
Series 2005 B, 5% 1/1/19 (Pre-Refunded to 1/1/16 @ 100)	2,500	2,557
Series 2012 B, 5% 12/1/20	1,500	1,748
Series 2013 E, 5.5% 12/1/53	34,335	37,978
Series 2014 A:
5% 12/1/49	6,500	6,927
5.5% 12/1/54	13,185	14,508
Series 2014 C, 5% 12/1/46	3,900	4,206
Series 2015 A, 5% 12/1/50	13,210	14,158
Series 2015 C:
5% 12/1/20 (c)	18,545	21,109
5% 12/1/21 (c)	15,000	17,181
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Pub. Svc. Auth. Rev.: - continued
Series 2015 C:
5% 12/1/22 (c)	$ 8,440	$ 9,689
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	6,900	7,687
		179,419
South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev. (Reg'l. Health Proj.) Series 2010:
4.625% 9/1/27	1,000	1,091
5% 9/1/28	3,000	3,368
		4,459
Tennessee - 0.3%
Jackson Hosp. Rev.:
5.75% 4/1/41	1,785	1,948
5.75% 4/1/41 (Pre-Refunded to 4/1/18 @ 100)	4,815	5,401
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B:
5.75% 7/1/23 (g)	5,820	6,652
5.75% 7/1/24 (g)	2,400	2,744
Sullivan County Health, Ed. and Hsg. Board (Wellmont Health Sys. Proj.) Series 2006 C, 5.25% 9/1/36	2,180	2,259
		19,004
Texas - 9.1%
Aledo Independent School District (School Bldg. Proj.) Series 2006 A, 5% 2/15/43	6,800	7,244
Argyle Independent School District 5.25% 8/15/40 (FSA Insured)	125	125
Austin Arpt. Sys. Rev. Series 2014:
5% 11/15/26 (g)	1,000	1,147
5% 11/15/27 (g)	1,250	1,420
5% 11/15/28 (g)	1,000	1,126
5% 11/15/39 (g)	9,700	10,474
5% 11/15/44 (g)	21,965	23,558
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.25% 8/1/33 (Pre-Refunded to 8/1/18 @ 100)	5,000	5,636
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	2,900	2,441
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Austin Elec. Util. Sys. Rev.:
0% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 9,200	$ 9,063
0% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,836
Austin Wtr. & Wastewtr. Sys. Rev. Series 2005 A, 5% 5/15/31	220	221
Bastrop Independent School District Series 2007, 5.25% 2/15/37 (Pre-Refunded to 2/15/17 @ 100)	2,700	2,898
Canyon Reg'l. Wtr. Auth. Contract Rev. (Wells Ranch Proj.):
5% 8/1/19 (AMBAC Insured)	1,695	1,832
5% 8/1/20 (AMBAC Insured)	1,780	1,923
Coppell Independent School District 0% 8/15/20	2,000	1,839
Corpus Christi Util. Sys. Rev.:
5% 7/15/21	4,500	5,246
5% 7/15/22	2,500	2,932
5% 7/15/24	2,255	2,608
5.25% 7/15/18 (FSA Insured)	3,305	3,595
5.25% 7/15/19 (FSA Insured)	4,000	4,350
Cypress-Fairbanks Independent School District Series A, 0% 2/15/16	9,700	9,681
Dallas Area Rapid Transit Sales Tax Rev. Series 2008, 5.25% 12/1/38	21,000	23,227
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A, 5% 11/1/23	1,250	1,319
Series 2010 A, 5% 11/1/42	14,800	16,146
Series 2012 D, 5% 11/1/42 (g)	2,370	2,486
Series 2012 H, 5% 11/1/42 (g)	2,740	2,874
Dallas Independent School District Series 2008, 6.375% 2/15/34 (Pre-Refunded to 2/15/18 @ 100)	1,800	2,055
DeSoto Independent School District 0% 8/15/20	3,335	3,066
Freer Independent School District:
5.25% 8/15/37	2,230	2,413
5.25% 8/15/37 (Pre-Refunded to 8/15/17 @ 100)	1,985	2,170
Gainesville Independent School District 5.25% 2/15/36 (Pre-Refunded to 2/15/16 @ 100)	345	355
Grand Parkway Trans. Corp. Series 2013 B:
5% 4/1/53	1,290	1,388
5.25% 10/1/51	52,500	57,954
5.5% 4/1/53	5,440	5,948
Grand Prairie Independent School District 0% 2/15/16	3,775	3,768
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2012 A, 5% 11/15/37	$ 14,050	$ 15,160
Harris County Gen. Oblig.:
(Road Proj.) Series 2008 B, 5.25% 8/15/47	25,440	27,535
Series 2002:
0% 8/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,218
0% 8/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,235
Houston Arpt. Sys. Rev. Series 2011 A:
5% 7/1/23 (g)	3,000	3,406
5% 7/1/25 (g)	1,500	1,685
Houston Independent School District Series 2005 A, 0% 2/15/16	5,500	5,479
Humble Independent School District Series 2000, 0% 2/15/16	3,000	2,994
Keller Independent School District Series 1996 A, 0% 8/15/17	2,000	1,965
Kermit Independent School District 5.25% 2/15/37 (Pre-Refunded to 2/15/17 @ 100)	4,130	4,436
Lower Colorado River Auth. Rev. 5.25% 5/15/18 (AMBAC Insured)	40	40
Mansfield Independent School District 5.5% 2/15/18	40	40
Midway Independent School District Series 2000, 0% 8/15/19	3,600	3,402
New Caney Independent School District Series 2007 A, 5.25% 2/15/37 (Pre-Refunded to 8/15/17 @ 100)	2,680	2,936
North Forest Independent School District Series B, 5% 8/15/18 (Pre-Refunded to 8/15/16 @ 100)	1,470	1,546
North Texas Tollway Auth. Rev.:
Series 2008 I, 6.2% 1/1/42 (Assured Guaranty Corp. Insured)	7,200	8,547
Series 2009 A, 6.25% 1/1/39	10,200	11,761
Series 2011 A:
5.5% 9/1/41	14,250	16,559
6% 9/1/41	6,200	7,411
Series 2011 D, 5% 9/1/28	13,000	15,011
Series 2014 A, 5% 1/1/25	5,000	5,830
6% 1/1/23	590	655
6% 1/1/23 (Pre-Refunded to 1/1/18 @ 100)	4,210	4,719
6% 1/1/24	230	255
6% 1/1/24 (Pre-Refunded to 1/1/18 @ 100)	1,770	1,984
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Arpt. Sys. Rev.:
5% 7/1/15 (FSA Insured) (g)	$ 2,510	$ 2,510
5% 7/1/17 (FSA Insured) (g)	2,765	2,984
5% 7/1/17 (FSA Insured) (g)	2,385	2,571
5.25% 7/1/19 (FSA Insured) (g)	2,635	2,828
5.25% 7/1/20 (FSA Insured) (g)	3,215	3,455
5.25% 7/1/20 (FSA Insured) (g)	2,775	2,977
San Antonio Elec. & Gas Sys. Rev.:
Series 2008, 5% 2/1/24	2,590	2,842
Series 2012, 5.25% 2/1/25	4,200	5,149
San Antonio Wtr. Sys. Rev. Series 2012, 5% 5/15/25	10,000	11,697
San Jacinto Cmnty. College District Series 2009, 5% 2/15/39	1,920	2,112
Spring Branch Independent School District Series 2008, 5.25% 2/1/38	2,000	2,120
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Hendrick Med. Ctr. Proj.) Series 2009 B:
5.25% 9/1/26 (Assured Guaranty Corp. Insured)	1,785	2,010
5.25% 9/1/27 (Assured Guaranty Corp. Insured)	2,375	2,666
(Scott & White Healthcare Proj.) Series 2013 A:
4% 8/15/43	2,900	2,857
5% 8/15/43	4,000	4,306
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	3,925	4,507
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	2,975	3,416
Texas Gen. Oblig.:
5% 4/1/25	3,915	4,321
5% 4/1/25 (Pre-Refunded to 4/1/18 @ 100)	385	426
5.75% 8/1/26	660	662
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	18,715	18,546
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC IH-635 Managed Lanes Proj.) Series 2010, 7% 6/30/40	5,200	6,196
Series 2013, 6.75% 6/30/43 (g)	12,600	15,086
Texas Trans. Commission State Hwy. Fund Rev. Series 2007:
5% 4/1/23	2,320	2,481
5% 4/1/25	3,400	3,632
5% 4/1/26	4,350	4,642
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Trinity River Auth. Rev. (Tarrant County Wtr. Proj.) 5% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 4,930	$ 4,947
Univ. of Texas Board of Regents Sys. Rev.:
Series 2007 F, 4.75% 8/15/27 (Pre-Refunded to 2/15/17 @ 100)	2,295	2,445
4.75% 8/15/27	3,305	3,498
Waller Independent School District 5.5% 2/15/37	4,920	5,366
Weatherford Independent School District 0% 2/15/33	6,985	3,625
Wylie Independent School District 0% 8/15/20	20	15
		515,068
Utah - 0.4%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series A, 6% 7/1/16 (Escrowed to Maturity)	4,655	4,672
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/22	3,180	3,707
Utah State Board of Regents Rev. Series 2011 B:
5% 8/1/24 (Pre-Refunded to 8/1/20 @ 100)	2,670	3,127
5% 8/1/25 (Pre-Refunded to 8/1/20 @ 100)	2,175	2,548
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38 (Pre-Refunded to 6/15/18 @ 100)	9,070	10,176
		24,230
Virginia - 0.6%
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/25	4,665	5,236
Univ. of Virginia Gen. Rev. Series 2015 A, 5% 4/1/45	6,000	6,832
Virginia College Bldg. Auth. Edl. Facilities Rev. Series 2015 A:
5% 1/1/35	1,000	1,145
5% 1/1/40	1,750	1,974
Virginia Small Bus. Fing. Auth. (95 Express Lane LLC Proj.) Series 2012:
5% 7/1/34 (g)	6,000	6,287
5% 1/1/40 (g)	4,200	4,370
Winchester Econ. Dev. Auth. Series 2015:
5% 1/1/31 (c)	2,500	2,814
5% 1/1/34 (c)	1,500	1,672
5% 1/1/35 (c)	1,500	1,668
		31,998
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - 3.1%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A, 0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 7,200	$ 7,091
Chelan County Pub. Util. District #1 Rev. Bonds Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (d)(g)	2,430	2,430
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,030	1,873
Kent Spl. Events Ctr. Pub. Facilities District Rev.:
5.25% 12/1/25 (FSA Insured)	2,575	2,857
5.25% 12/1/36 (FSA Insured)	9,180	10,023
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43 (Pre-Refunded to 1/1/18 @ 100)	22,700	25,395
Series 2009, 5.25% 1/1/42	2,600	2,887
Pierce County School District #10 Tacoma Series A, 5% 12/1/18 (FSA Insured)	4,000	4,077
Port of Seattle Spl. Facility Rev. Series 2013:
5% 6/1/21 (g)	1,340	1,544
5% 6/1/22 (g)	1,000	1,159
5% 6/1/24 (g)	1,000	1,157
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2013 B:
5% 12/1/25	5,600	6,455
5% 12/1/27	2,625	2,972
Tobacco Settlement Auth. Rev. Series 2013, 5% 6/1/21	6,250	7,195
Washington Gen. Oblig.:
Series 2008 D, 5% 1/1/24 (Pre-Refunded to 1/1/18 @ 100)	2,975	3,273
Series B, 5% 7/1/28 (Pre-Refunded to 7/1/15 @ 100)	395	395
Series R 97A:
0% 7/1/17 (Escrowed to Maturity)	7,045	6,923
0% 7/1/19 (Escrowed to Maturity)	9,100	8,611
Washington Health Care Facilities Auth. Rev.:
(Catholic Health Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	5,000	5,675
(Childrens Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 C, 5.5% 10/1/35 (Pre-Refunded to 10/1/18 @ 100)	10,000	11,385
(MultiCare Health Sys. Proj.) Series 2010 A:
5.25% 8/15/19	3,850	4,415
5.25% 8/15/20	2,000	2,280
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Health Care Facilities Auth. Rev.: - continued
(Overlake Hosp. Med. Ctr.) Series 2010, 5.7% 7/1/38	$ 11,300	$ 12,928
(Providence Health Systems Proj.):
Series 2006 D, 5.25% 10/1/33	1,500	1,648
Series 2012 A:
5% 10/1/25	5,130	5,919
5% 10/1/26	13,395	15,369
(Seattle Children's Hosp. Proj.) Series 2009, 5.625% 10/1/38 (Pre-Refunded to 10/1/19 @ 100)	7,550	8,844
Series 2009, 7% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	3,000	3,644
Series 2015:
5% 1/1/25 (c)	2,000	2,291
5% 1/1/27 (c)	1,610	1,811
		172,526
West Virginia - 0.3%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds 1.9%, tender 4/1/19 (d)	8,700	8,666
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35	700	779
(West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	2,600	2,886
West Virginia Univ. Revs. (West Virginia Univ. Projs.) Series 2014 A, 5% 10/1/44	6,500	7,113
		19,444
Wisconsin - 0.7%
Wisconsin Gen. Oblig. Series 2008 D, 5.5% 5/1/26 (Pre-Refunded to 5/1/18 @ 100)	1,245	1,398
Wisconsin Health & Edl. Facilities Series 2014, 4% 5/1/33	3,015	2,910
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010:
5.5% 7/1/40	2,375	2,663
5.75% 7/1/30	2,655	3,049
Series 2013 B:
5% 7/1/27	1,205	1,344
5% 7/1/36	5,000	5,346
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Children's Hosp. of Wisconsin Proj.):
Series 2008 A, 5.25% 8/15/22	$ 2,000	$ 2,222
Series 2008 B, 5.375% 8/15/37	8,045	8,927
(Marshfield Clinic Proj.) Series A, 5.375% 2/15/34	3,250	3,322
Series 2012:
4% 10/1/23	2,500	2,714
5% 6/1/27	1,925	2,163
5% 6/1/39	2,775	2,949
		39,007
Wyoming - 0.2%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	8,600	9,939
TOTAL MUNICIPAL BONDS (Cost $5,365,445)		5,695,260
Municipal Notes - 0.2%

Kentucky - 0.2%
Kentucky Pub. Trans. BAN Series 2013 A, 5% 7/1/17 (Cost $9,081)	8,600	9,190
Money Market Funds - 0.0%
	Shares
Fidelity Municipal Cash Central Fund, 0.06% (e)(f) (Cost $100)	100,000	100
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $5,374,626)		5,704,550
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(51,286)
NET ASSETS - 100%		$ 5,653,264
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,667,000 or 0.1% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,174,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	9/3/92	$ 2,041
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 0*

* Amount represents twenty-six dollars.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Investments (Unaudited) - continued

Other Information

The following is a summary of the inputs used, as of June 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 5,704,450	$ -	$ 5,704,450	$ -
Money Market Funds	100	100	-	-
Total Investments in Securities:	$ 5,704,550	$ 100	$ 5,704,450	$ -
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	34.2%
Health Care	18.8%
Transportation	12.7%
Escrowed/Pre-Refunded	9.7%
Electric Utilities	8.3%
Special Tax	7.6%
Water & Sewer	5.4%
Others* (Individually Less Than 5%)	3.3%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	June 30, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $5,374,526)	$ 5,704,450
Fidelity Central Funds (cost $100)	100
Total Investments (cost $5,374,626)		$ 5,704,550
Cash		30,165
Receivable for investments sold		7,670
Receivable for fund shares sold		2,249
Interest receivable		68,438
Other receivables		19
Total assets		5,813,091

Liabilities
Payable for investments purchased
Regular delivery	$ 545
Delayed delivery	146,976
Payable for fund shares redeemed	4,641
Distributions payable	5,388
Accrued management fee	1,701
Other affiliated payables	520
Other payables and accrued expenses	56
Total liabilities		159,827

Net Assets		$ 5,653,264
Net Assets consist of:
Paid in capital		$ 5,311,521
Undistributed net investment income		1,063
Accumulated undistributed net realized gain (loss) on investments		10,756
Net unrealized appreciation (depreciation) on investments		329,924
Net Assets, for 425,308 shares outstanding		$ 5,653,264
Net Asset Value, offering price and redemption price per share ($5,653,264 ÷ 425,308 shares)		$ 13.29

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended June 30, 2015 (Unaudited)

Investment Income
Interest		$ 112,624

Expenses
Management fee	$ 10,428
Transfer agent fees	2,708
Accounting fees and expenses	346
Custodian fees and expenses	35
Independent trustees' compensation	12
Registration fees	77
Audit	35
Legal	61
Miscellaneous	22
Total expenses before reductions	13,724
Expense reductions	(26)	13,698
Net investment income (loss)		98,926
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		14,296
Change in net unrealized appreciation (depreciation) on investment securities		(118,079)
Net gain (loss)		(103,783)
Net increase (decrease) in net assets resulting from operations		$ (4,857)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2015 (Unaudited)	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 98,926	$ 198,921
Net realized gain (loss)	14,296	(2,660)
Change in net unrealized appreciation (depreciation)	(118,079)	361,039
Net increase (decrease) in net assets resulting from operations	(4,857)	557,300
Distributions to shareholders from net investment income	(98,826)	(199,449)
Share transactions
Proceeds from sales of shares	482,938	735,870
Reinvestment of distributions	65,730	132,068
Cost of shares redeemed	(536,761)	(818,143)
Net increase (decrease) in net assets resulting from share transactions	11,907	49,795
Redemption fees	26	88
Total increase (decrease) in net assets	(91,750)	407,734

Net Assets
Beginning of period	5,745,014	5,337,280
End of period (including undistributed net investment income of $1,063 and undistributed net investment income of $963, respectively)	$ 5,653,264	$ 5,745,014
Other Information Shares
Sold	35,677	55,474
Issued in reinvestment of distributions	4,868	9,943
Redeemed	(39,824)	(61,843)
Net increase (decrease)	721	3,574

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.53	$ 12.68	$ 13.57	$ 13.03	$ 12.27	$ 12.46
Income from Investment Operations
Net investment income (loss) D	.231	.475	.479	.483	.513	.516
Net realized and unrealized gain (loss)	(.240)	.851	(.873)	.537	.764	(.189)
Total from investment operations	(.009)	1.326	(.394)	1.020	1.277	.327
Distributions from net investment income	(.231)	(.476)	(.478)	(.479)	(.515)	(.516)
Distributions from net realized gain	-	-	(.018)	(.001)	(.002)	(.001)
Total distributions	(.231)	(.476)	(.496)	(.480)	(.517)	(.517)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 13.29	$ 13.53	$ 12.68	$ 13.57	$ 13.03	$ 12.27
Total ReturnB, C	(.08)%	10.59%	(2.94)%	7.92%	10.64%	2.58%
Ratios to Average Net AssetsE, G
Expenses before reductions	.48%A	.47%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.48%A	.47%	.46%	.46%	.46%	.46%
Expenses net of all reductions	.48%A	.47%	.46%	.46%	.46%	.46%
Net investment income (loss)	3.45%A	3.58%	3.65%	3.60%	4.08%	4.08%
Supplemental Data
Net assets, end of period (in millions)	$ 5,653	$ 5,745	$ 5,337	$ 6,792	$ 5,917	$ 5,655
Portfolio turnover rateF	12%A	9%	10%	10%	11%	10%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2015, is included at the end of the Fund's Schedule of Investments.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to futures contracts and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 366,304
Gross unrealized depreciation	(36,057)
Net unrealized appreciation (depreciation) on securities	$ 330,247

Tax cost	$ 5,374,303

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$ (466)
Long-term	(2,988)
Total capital loss carryforward	$ (3,454)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the

Semiannual Report

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $546,123 and $340,626, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .36% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Pursuant to the transfer agent contract approved by the Board of Trustees effective May 1, 2015, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annualized rate of .09% of average net assets.

Prior to May 1, 2015, Citibank, N.A. was the transfer, dividend disbursing and shareholder servicing agent for the Fund. Prior to May 8, 2015, Citibank, N.A. was the custodian for the Fund.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $26.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone(FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

HIY-USAN-0815
1.787789.112

Fidelity®

Ohio Municipal Income Fund

and

Fidelity
Ohio Municipal Money Market
Fund

Semiannual Report

June 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity® Ohio Municipal Income Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Ohio Municipal Money Market Fund
Investment Changes/Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio B	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1, 2015 to June 30, 2015
Fidelity Ohio Municipal Income Fund	.49%
Actual		$ 1,000.00	$ 1,004.00	$ 2.43
Hypothetical A		$ 1,000.00	$ 1,022.36	$ 2.46
Fidelity Ohio Municipal Money Market Fund	.07%
Actual		$ 1,000.00	$ 1,000.05	$ .35
Hypothetical A		$ 1,000.00	$ 1,024.45	$ .35

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Ohio Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	36.4	36.7
Education	20.4	18.7
Health Care	19.3	19.9
Special Tax	6.7	6.8
Electric Utilities	6.1	5.7
Weighted Average Maturity as of June 30, 2015
		6 months ago
Years	6.6	6.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2015
6 months ago
Years	7.4	7.2

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of June 30, 2015	As of December 31, 2014
AAA 6.5%	AAA 8.0%
AA,A 87.8%	AA,A 87.2%
BBB 3.4%	BBB 3.7%
BB and Below 0.4%	BB and Below 0.3%
Not Rated 1.8%	Not Rated 0.0%
Short-Term Investments and Net Other Assets 0.1%	Short-Term Investments and Net Other Assets 0.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P ® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Ohio Municipal Income Fund

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.9%
	Principal Amount	Value
Guam - 0.8%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/23	$ 1,600,000	$ 1,643,888
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/18 (c)	950,000	1,038,426
6.25% 10/1/34 (c)	900,000	1,060,902
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/23 (FSA Insured)	1,000,000	1,174,310
		4,917,526
Ohio - 98.5%
Akron Bath Copley Hosp. District Rev. (Children's Hosp. Med. Ctr. Proj.):
Series 2012 5% 11/15/22	1,000,000	1,139,730
Series 2012, 5% 11/15/23	3,245,000	3,733,437
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2010 B, 5.25% 9/1/27	5,000,000	5,728,400
American Muni. Pwr., Inc. Rev.:
(AMP Freemont Energy Ctr. Proj.):
Series 2012 B, 5.25% 2/15/26	6,875,000	7,960,906
Series 2012:
5% 2/15/25	4,000,000	4,568,880
5.25% 2/15/28	8,040,000	9,194,544
(Prairie State Energy Campus Proj.) Series 2015:
5% 2/15/28	3,995,000	4,532,208
5% 2/15/42	3,000,000	3,262,110
5% 2/15/38	240,000	255,053
Avon Gen. Oblig. Series 2009 B:
5% 12/1/36	1,040,000	1,138,883
5% 12/1/37	1,095,000	1,197,229
Beavercreek City School District Series 2015:
5% 12/1/28	1,500,000	1,754,880
5% 12/1/29	1,500,000	1,742,835
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	2,800,000	2,903,236
5% 6/1/17	3,240,000	3,472,178
Buckeye Valley Local School District Delaware County Series A, 6.85% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	325,000	333,749
Butler County Hosp. Facilities Rev.:
(Kettering Health Network Obligated Group Proj.) Series 2011, 6.375% 4/1/36	5,030,000	5,944,353
(UC Health Proj.) Series 2010, 5.5% 11/1/40	3,025,000	3,430,713
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Butler County Sales Tax (Govt. Svcs. Ctr. Proj.) Series A, 5% 12/15/16 (AMBAC Insured)	$ 2,455,000	$ 2,462,611
Butler County Trans. Impt. District Series 2007, 5% 12/1/18 (XL Cap. Assurance, Inc. Insured)	1,015,000	1,114,967
Cincinnati City School District Ctfs. of Prtn. (Cincinnati City School District School Impt. Proj.) 5% 12/15/26	4,000,000	4,625,000
Cincinnati Gen. Oblig.:
Series 2009 A:
4.5% 12/1/29	500,000	541,215
5% 12/1/20	1,240,000	1,408,454
Series 2012 F:
5% 12/1/20	3,045,000	3,546,177
5% 12/1/21	2,765,000	3,246,608
Cincinnati Wtr. Sys. Rev. Series A, 5% 12/1/36	1,700,000	1,909,321
Cleveland Arpt. Sys. Rev. Series 2000 C, 5% 1/1/20 (FSA Insured)	3,500,000	3,697,435
Cleveland Gen. Oblig.:
Series 2005, 5.5% 10/1/20 (AMBAC Insured)	7,350,000	8,562,897
Series 2012, 5% 12/1/25	2,350,000	2,712,112
Series C:
5.25% 11/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	1,271,688
5.25% 11/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,145,000	1,333,398
5.25% 11/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,210,000	1,413,740
5.25% 11/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,885,000	2,220,832
Cleveland Heights & Univ. Heights County School District Series 2014, 4.5% 12/1/47	3,000,000	3,090,420
Cleveland Muni. School District:
Series 2013:
5% 12/1/24	1,255,000	1,448,383
5% 12/1/26	4,060,000	4,606,882
Series 2015 A:
5% 12/1/24	3,725,000	4,319,473
5% 12/1/27	1,750,000	1,977,500
Cleveland Parking Facilities Rev. 5.25% 9/15/17 (FSA Insured)	3,040,000	3,275,904
Cleveland State Univ. Gen. Receipts Series 2012:
5% 6/1/24	1,920,000	2,217,062
5% 6/1/25	2,500,000	2,883,600
5% 6/1/26	3,075,000	3,535,020
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Cleveland Wtr. Rev.:
Series 2012 X, 5% 1/1/42	$ 5,465,000	$ 6,010,188
Series 2015 Y:
4% 1/1/28	650,000	684,912
4% 1/1/29	1,040,000	1,084,096
4% 1/1/30	1,000,000	1,032,720
Cleveland Wtrwks. Rev. Series 2007 O, 5% 1/1/37 (Pre-Refunded to 1/1/17 @ 100)	3,200,000	3,407,520
Cleveland-Cuyahoga County Port Auth. Dev. Lease Rev. (Administrative Headquarters Proj.) Series 2013, 5% 7/1/37	3,000,000	3,501,240
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 5% 12/1/29 (Pre-Refunded to 12/1/19 @ 100)	1,000,000	1,132,130
Columbus Gen. Oblig.:
Series 2012 A, 4% 2/15/27	10,000,000	10,815,300
Series 2014 A, 4% 2/15/28	5,000,000	5,392,500
Columbus Metropolitan Library Facility 5% 12/1/23	1,000,000	1,165,710
Cuyahoga Cmnty. College District Gen. Oblig. Series 2009 C:
5% 8/1/25	1,140,000	1,299,862
5% 8/1/27	1,200,000	1,360,368
Cuyahoga County Gen. Oblig. Series 2012 A:
4% 12/1/27	1,575,000	1,678,887
5% 12/1/25	765,000	890,911
Dayton Gen. Oblig.:
4% 12/1/22	750,000	820,005
4% 12/1/25	1,540,000	1,654,422
Dayton School District Series 2013, 5% 11/1/22	5,775,000	6,815,424
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5.25% 6/15/43	5,000,000	5,295,850
Fairview Park Gen. Oblig. Series 2012:
4% 12/1/22	1,225,000	1,338,925
4% 12/1/23	1,395,000	1,514,942
4% 12/1/24	1,490,000	1,599,485
Forest Hills Local School District Series 2015, 5% 12/1/46	5,000,000	5,507,900
Franklin County Convention Facilities Auth. Tax & Lease Rev. Series 2014:
5% 12/1/25	1,250,000	1,479,325
5% 12/1/26	3,045,000	3,565,147
5% 12/1/32	5,920,000	6,707,242
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Franklin County Hosp. Rev. (Nationwide Children's Hosp. Proj.):
Series 2009, 5.25% 11/1/40	$ 5,000,000	$ 5,544,350
Series A:
5% 11/1/15	260,000	263,999
5% 11/1/16	265,000	280,479
Granville Exempted Village School District:
5% 12/1/26 (a)	1,720,000	1,985,276
5% 12/1/27 (a)	1,165,000	1,335,917
5% 12/1/30 (a)	1,130,000	1,274,810
5% 12/1/31 (a)	600,000	674,142
Greater Cleveland Reg'l. Transit Auth. Series 2012:
5% 12/1/23	1,000,000	1,173,530
5% 12/1/24	1,800,000	2,112,354
5% 12/1/25	1,170,000	1,371,497
Hamilton City School District Series 2015:
3.5% 12/1/31	1,500,000	1,459,710
5% 12/1/26	1,500,000	1,768,395
5% 12/1/28	1,550,000	1,800,930
Hamilton County Convention Facilities Auth. Rev. Series 2014:
5% 12/1/26	1,000,000	1,124,620
5% 12/1/27	3,825,000	4,268,930
Hamilton County Econ. Dev. Rev. (King Highland Cmnty. Urban Redev. Corp. Proj.) Series A, 5% 6/1/17 (Pre-Refunded to 6/1/16 @ 100)	1,070,000	1,114,501
Hamilton County Health Care Facilities Rev.:
(Christ Hosp. Proj.) Series 2012, 5.25% 6/1/24	3,000,000	3,462,420
(The Christ Hosp. Proj.) Series 2012, 5.25% 6/1/27	3,000,000	3,386,040
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.) Series 2014 S, 5% 5/15/26	5,000,000	5,848,950
Hamilton County Sales Tax Rev. Series 2011 A, 5% 12/1/24	4,870,000	5,533,635
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010, 5% 6/1/30 (FSA Insured)	2,500,000	2,743,050
Hamilton Wtrwks. Rev. 5% 10/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,003,160
Hancock County Hosp. Facilities Rev. (Blanchard Valley Reg'l. Health Ctr. Proj.) Series 2011 A:
5% 12/1/21	1,500,000	1,664,565
6.25% 12/1/34	4,100,000	4,871,907
Hilliard Gen. Oblig. 5% 12/1/18	235,000	239,383
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Huber Heights City School District Unltd. Tax School Impt. Gen. Oblig. Series 2009, 5% 12/1/36	$ 1,500,000	$ 1,649,475
Kent State Univ. Revs.:
Series 2009 B:
5% 5/1/26 (Assured Guaranty Corp. Insured)	4,100,000	4,580,479
5% 5/1/28 (Assured Guaranty Corp. Insured)	5,000,000	5,556,600
5% 5/1/29 (Assured Guaranty Corp. Insured)	1,000,000	1,108,590
5% 5/1/30 (Assured Guaranty Corp. Insured)	1,115,000	1,233,056
Series 2012 A:
5% 5/1/24	1,385,000	1,590,506
5% 5/1/25	1,500,000	1,714,515
5% 5/1/26	1,600,000	1,819,200
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C:
5% 8/15/16	1,260,000	1,319,850
5% 8/15/17	1,000,000	1,072,350
Lakewood City School District Series 2014 C:
5% 12/1/25	1,300,000	1,550,367
5% 12/1/27	3,215,000	3,758,431
Lancaster Ohio City School District Series 2012:
5% 10/1/37	2,000,000	2,184,860
5% 10/1/49	3,000,000	3,202,230
Lucas County Hosp. Rev.:
(ProMedica Healthcare Oblig. Group Proj.):
Series 2008 D, 5% 11/15/38	1,090,000	1,175,761
Series 2011 A, 6.5% 11/15/37	2,800,000	3,419,528
Series 2011 D:
5% 11/15/22	1,000,000	1,159,480
5% 11/15/25	5,000,000	5,778,200
Lucas-Plaza Hsg. Dev. Corp. Mtg. Rev. (The Plaza Section 8 Assisted Proj.) Series 1991 A, 0% 6/1/24 (Escrowed to Maturity)	9,000,000	7,176,150
Marysville Village School District 5% 12/1/29 (Pre-Refunded to 12/1/15 @ 100)	4,000,000	4,077,600
Miami Univ. Series 2012, 4% 9/1/28	2,195,000	2,315,023
Miamisburg City School District:
Series 2008, 5% 12/1/33	2,390,000	2,635,477
Series 2009, 5% 12/1/23 (Assured Guaranty Corp. Insured)	1,405,000	1,576,972
Middleburg Heights Hosp. Rev.:
Series 2011, 5.25% 8/1/41	3,000,000	3,220,290
Series 2012 A, 5% 8/1/47	10,725,000	10,999,882
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Milford Exempt Village School District Series 2015:
3.5% 12/1/31	$ 500,000	$ 484,180
5% 12/1/28	1,400,000	1,621,410
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series 2008 D, 6.25% 10/1/33	2,500,000	2,828,725
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/48	2,000,000	2,039,200
North Olmsted City School District Series 2015 A:
5% 12/1/26	665,000	781,468
5% 12/1/27	220,000	256,368
5% 12/1/28	365,000	422,378
5% 12/1/29	500,000	574,975
5% 12/1/30	750,000	857,663
North Olmsted Gen. Oblig. Series D, 5.25% 12/1/20 (AMBAC Insured)	2,075,000	2,212,303
Northmont City School District Series 2012 A, 5% 11/1/49	5,000,000	5,308,050
Ohio Air Quality Dev. Auth. Rev.:
Bonds (FirstEnergy Nuclear Generation Proj.) Series 2008 C, 3.95%, tender 5/1/20 (b)(c)	2,000,000	2,060,120
Series 2009 C, 5.625% 6/1/18	2,600,000	2,850,562
Ohio Bldg. Auth. (Adult Correctional Bldg. Fund Proj.):
Series 2009 B, 5% 10/1/24	1,790,000	2,037,468
Series 2010 A, 5% 10/1/24	6,030,000	6,950,781
Ohio Gen. Oblig.:
(Adult Correctional Bldg. Fund Proj.) Series 2013 A:
5% 10/1/21	845,000	992,360
5% 10/1/22	1,090,000	1,288,304
(Mental Health Facilities Impt. Fund Proj.) Series 2013 A, 5% 2/1/21	2,085,000	2,422,645
Series 2011, 5.25% 9/1/23	2,000,000	2,350,980
Series 2012 A:
5% 2/1/26	1,000,000	1,167,540
5% 2/1/27	5,000,000	5,809,800
Series 2012 B:
5% 9/1/21	1,390,000	1,646,163
5% 3/15/25	7,500,000	8,799,225
Series 2012 C, 5% 9/1/23	1,000,000	1,203,770
Series 2013 A, 5% 9/15/22	10,000,000	11,940,793
Series Q, 5% 4/1/25	1,845,000	2,166,750
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.) Series 1990 B, 6.5% 10/1/20	$ 2,335,000	$ 2,618,352
(Cleveland Clinic Foundation Proj.) Series 2008 A:
5.25% 1/1/33	1,635,000	1,760,355
5.5% 1/1/43	3,500,000	3,765,580
(Denison Univ. 2015 Proj.):
5% 11/1/28 (a)	1,465,000	1,694,097
5% 11/1/29 (a)	1,250,000	1,436,400
5% 11/1/30 (a)	2,285,000	2,611,298
(John Carroll Univ. Proj.) 5% 4/1/17	1,000,000	1,031,660
(Kenyon College 2015 Proj.) 5% 7/1/41	5,000,000	5,477,300
(Kenyon College Proj.) Series 2010, 5.25% 7/1/44	2,750,000	2,997,308
(Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5.25% 1/15/23	2,500,000	2,820,950
(Univ. of Dayton Proj.):
Series 2009, 5.5% 12/1/36	5,000,000	5,574,550
Series 2013:
5% 12/1/23	540,000	627,934
5% 12/1/24	585,000	676,845
5% 12/1/25	1,000,000	1,150,470
5% 12/1/26	1,195,000	1,366,208
5% 12/1/27	2,300,000	2,611,443
(Xavier Univ. Proj.) Series 2015 C:
5% 5/1/26	1,000,000	1,149,700
5% 5/1/28	1,000,000	1,129,900
5% 5/1/29	855,000	959,250
5% 5/1/31	1,005,000	1,116,073
Ohio Hosp. Facilities Rev.:
(Cleveland Clinic Proj.) Series 2009 A, 5.5% 1/1/39	7,000,000	7,863,800
Series 2011 A, 5% 1/1/32	3,500,000	3,881,535
Ohio Hosp. Rev. Series 2013 A, 5% 1/15/27	5,000,000	5,611,850
Ohio Infrastructure Impt.:
Series 2014 C, 4% 3/1/25	7,650,000	8,416,530
5.375% 9/1/23	370,000	410,415
5.375% 9/1/23 (Pre-Refunded to 3/1/18 @ 100)	800,000	892,280
5.375% 9/1/28	4,560,000	5,029,042
5.375% 9/1/28 (Pre-Refunded to 3/1/18 @ 100)	2,650,000	2,955,678
Ohio State Univ. Gen. Receipts:
Series 2009 A, 5% 12/1/26	2,000,000	2,237,700
Series 2012 A:
4% 6/1/27	1,270,000	1,388,313
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio State Univ. Gen. Receipts: - continued
Series 2012 A:
5% 6/1/24	$ 1,690,000	$ 2,041,807
Series 2013 A:
5% 6/1/28	2,000,000	2,297,720
5% 6/1/38	3,500,000	3,869,810
Ohio Tpk. Commission Tpk. Rev.:
(Infastructure Proj.) Series 2005 A, 0% 2/15/43	10,000,000	2,677,700
Series 1998 A, 5.5% 2/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,511,890
Series 2010 A, 5% 2/15/31	5,475,000	6,054,584
Ohio Univ. Gen. Receipts Athens:
Series 2013:
5% 12/1/23	1,000,000	1,172,400
5% 12/1/24	5,075,000	5,938,714
Series A, 5% 12/1/33 (FSA Insured)	1,190,000	1,282,832
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (b)	1,020,000	1,062,208
Ohio Wtr. Dev. Auth. Rev.:
(Fresh Wtr. Impt. Proj.) Series 2009 B, 5% 12/1/24	1,025,000	1,245,191
(Fresh Wtr. Proj.) Series 2009 B, 5% 12/1/25	1,950,000	2,381,594
(Pure Wtr. Proj.) Series I, 6% 12/1/16 (Escrowed to Maturity)	265,000	271,453
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. (Wtr. Quality Proj.) Series 2010 A:
5% 12/1/29	2,000,000	2,264,260
5% 6/1/30	1,000,000	1,128,070
Princeton City School District Series 2014:
0% 12/1/40	4,000,000	1,381,200
0% 12/1/41	4,000,000	1,310,960
5% 12/1/39	2,750,000	3,054,700
Reynoldsburg City School District:
(School Facilities Construction & Impt. Proj.):
0% 12/1/17	1,250,000	1,207,925
5% 12/1/32 (Pre-Refunded to 6/1/18 @ 100)	1,500,000	1,669,860
4% 12/1/30	4,625,000	4,816,984
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	2,600,000	2,904,590
South-Western City School District Franklin & Pickway County Series 2012 B, 5% 12/1/36	2,000,000	2,204,400
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Springboro Cmnty. City School District 5.25% 12/1/20 (FSA Insured)	$ 2,780,000	$ 3,251,321
St. Marys City School District 5% 12/1/35	495,000	531,155
Strongsville Gen. Oblig. (Street Impt. Proj.) Series 2009, 5% 12/1/27	1,680,000	1,916,494
Toledo City School District (School Facilities Impt. Proj.) Series 2009, 5.375% 12/1/35	1,000,000	1,114,310
Toledo Gen. Oblig. Series 2012 A, 5% 12/1/20	1,635,000	1,859,829
Univ. of Akron Gen. Receipts Series 2015 A, 5% 1/1/31	4,000,000	4,477,320
Univ. of Cincinnati Gen. Receipts:
Series 2008 C:
5% 6/1/22 (FSA Insured)	1,000,000	1,104,450
5% 6/1/23 (FSA Insured)	2,000,000	2,208,300
5% 6/1/24 (FSA Insured)	2,000,000	2,208,300
Series 2010 F, 5% 6/1/32	2,000,000	2,222,320
Series 2012 A:
5% 6/1/22	2,000,000	2,358,180
5% 6/1/23	2,000,000	2,351,180
Series 2012 C:
4% 6/1/28	2,000,000	2,106,020
5% 6/1/24	1,230,000	1,443,872
Series 2013 A:
5% 6/1/33	4,085,000	4,573,525
5% 6/1/34	5,130,000	5,724,618
Wood County Hosp. Facilities Rev. (Hosp. Proj.) Series 2012, 5% 12/1/27	3,500,000	3,780,385
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/23	2,665,000	3,042,257
		592,011,941
Virgin Islands - 0.6%
Virgin Islands Pub. Fin. Auth.:
(Cruzan Proj.) Series 2009 A, 6% 10/1/39	1,000,000	1,107,540
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - continued
Virgin Islands Pub. Fin. Auth.: - continued
Series 2009 A, 6.75% 10/1/37	$ 1,000,000	$ 1,141,930
Series 2009 B, 5% 10/1/25	1,000,000	1,098,840
		3,348,310
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $576,560,270)	600,277,777
NET OTHER ASSETS (LIABILITIES) - 0.1%	698,112
NET ASSETS - 100%	$ 600,975,889
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	36.4%
Education	20.4%
Health Care	19.3%
Special Tax	6.7%
Electric Utilities	6.1%
Others* (Individually Less Than 5%)	11.1%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ohio Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $576,560,270)		$ 600,277,777
Cash		7,279,968
Receivable for fund shares sold		441,231
Interest receivable		5,369,429
Other receivables		1,604
Total assets		613,370,009

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 11,077,215
Payable for fund shares redeemed	433,636
Distributions payable	619,182
Accrued management fee	180,042
Other affiliated payables	54,346
Other payables and accrued expenses	29,699
Total liabilities		12,394,120

Net Assets		$ 600,975,889
Net Assets consist of:
Paid in capital		$ 572,316,738
Undistributed net investment income		111,429
Accumulated undistributed net realized gain (loss) on investments		4,830,215
Net unrealized appreciation (depreciation) on investments		23,717,507
Net Assets, for 49,605,572 shares outstanding		$ 600,975,889
Net Asset Value, offering price and redemption price per share ($600,975,889 ÷ 49,605,572 shares)		$ 12.12

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ohio Municipal Income Fund
Financial Statements - continued

Statement of Operations

Six months ended June 30, 2015 (Unaudited)

Investment Income
Interest		$ 10,478,211

Expenses
Management fee	$ 1,092,881
Transfer agent fees	252,524
Accounting fees and expenses	73,070
Custodian fees and expenses	9,664
Independent trustees' compensation	1,220
Registration fees	14,837
Audit	24,446
Legal	1,099
Miscellaneous	2,266
Total expenses before reductions	1,472,007
Expense reductions	(2,029)	1,469,978
Net investment income (loss)		9,008,233
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		5,014,644
Change in net unrealized appreciation (depreciation) on investment securities		(12,093,207)
Net gain (loss)		(7,078,563)
Net increase (decrease) in net assets resulting from operations		$ 1,929,670

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2015 (Unaudited)	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,008,233	$ 18,153,626
Net realized gain (loss)	5,014,644	348,994
Change in net unrealized appreciation (depreciation)	(12,093,207)	36,395,153
Net increase (decrease) in net assets resulting from operations	1,929,670	54,897,773
Distributions to shareholders from net investment income	(9,005,642)	(18,150,443)
Distributions to shareholders from net realized gain	(394,147)	-
Total distributions	(9,399,789)	(18,150,443)
Share transactions
Proceeds from sales of shares	38,997,593	78,804,565
Reinvestment of distributions	5,355,889	10,430,750
Cost of shares redeemed	(34,602,247)	(62,637,078)
Net increase (decrease) in net assets resulting from share transactions	9,751,235	26,598,237
Redemption fees	926	886
Total increase (decrease) in net assets	2,282,042	63,346,453

Net Assets
Beginning of period	598,693,847	535,347,394
End of period (including undistributed net investment income of $111,429 and undistributed net investment income of $108,839, respectively)	$ 600,975,889	$ 598,693,847
Other Information Shares
Sold	3,170,660	6,573,215
Issued in reinvestment of distributions	435,822	867,797
Redeemed	(2,824,708)	(5,248,709)
Net increase (decrease)	781,774	2,192,303

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.26	$ 11.48	$ 12.39	$ 12.01	$ 11.38	$ 11.60
Income from Investment Operations
Net investment income (loss) D	.182	.384	.392	.421	.443	.447
Net realized and unrealized gain (loss)	(.132)	.780	(.779)	.426	.630	(.216)
Total from investment operations	.050	1.164	(.387)	.847	1.073	.231
Distributions from net investment income	(.182)	(.384)	(.392)	(.420)	(.443)	(.447)
Distributions from net realized gain	(.008)	-	(.131)	(.047)	-	(.004)
Total distributions	(.190)	(.384)	(.523)	(.467)	(.443)	(.451)
Redemption fees added to paid in capital D, F	-	-	-	-	-	-
Net asset value, end of period	$ 12.12	$ 12.26	$ 11.48	$ 12.39	$ 12.01	$ 11.38
Total Return B, C	.40%	10.26%	(3.16)%	7.14%	9.62%	1.95%
Ratios to Average Net Assets E
Expenses before reductions	.49%A	.48%	.48%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.49%A	.48%	.48%	.49%	.49%	.49%
Expenses net of all reductions	.49%A	.48%	.48%	.49%	.49%	.48%
Net investment income (loss)	3.00%A	3.20%	3.28%	3.42%	3.81%	3.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 600,976	$ 598,694	$ 535,347	$ 647,324	$ 554,942	$ 533,024
Portfolio turnover rate	20%A	7%	17%	14%	8%	7%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ohio Municipal Money Market Fund

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 6/30/15	% of fund's investments 12/31/14	% of fund's investments 6/30/14
1 - 7	75.0	74.9	76.5
8 - 30	0.6	1.0	0.1
31 - 60	4.6	2.7	2.7
61 - 90	1.7	2.9	4.7
91 - 180	7.7	13.0	7.4
> 180	10.4	5.5	8.6
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	6/30/15	12/31/14	6/30/14
Fidelity Ohio Municipal Money Market Fund	48 Days	37 Days	42 Days
Ohio Tax-Free Money Market Funds Average*	42 Days	36 Days	42 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	6/30/15	12/31/14	6/30/14
Fidelity Ohio Municipal Money Market Fund	57 Days	38 Days	42 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.
Asset Allocation (% of fund's net assets)
As of June 30, 2015	As of December 31, 2014
Variable Rate Demand Notes (VRDNs) 65.9%	Variable Rate Demand Notes (VRDNs) 61.7%
Other Municipal Debt 30.9%	Other Municipal Debt 24.2%
Investment Companies 4.7%	Investment Companies 8.7%
Net Other Assets (Liabilities)** (1.5)%	Net Other Assets (Liabilities) 5.4%

** Net Other Assets (Liabilities) are not included in the pie chart.

Current and Historical Seven-Day Yields

	6/30/15	3/31/15	12/31/14	9/30/14	6/30/14
Fidelity Ohio Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending June 30, 2015, the most recent period shown in the table, would have been -0.41%.

Semiannual Report

Fidelity Ohio Municipal Money Market Fund

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 65.9%
	Principal Amount	Value
Alabama - 0.0%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.36% 7/7/15, VRDN (b)(e)	$ 700,000	$ 700,000
Arkansas - 0.1%
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 0.33% 7/7/15, LOC Royal Bank of Scotland PLC, VRDN (b)(e)	1,000,000	1,000,000
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1994, 0.15% 7/1/15, VRDN (b)(e)	700,000	700,000
Louisiana - 0.3%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.36% 7/7/15, VRDN (b)	600,000	600,000
Series 2010 B1, 0.27% 7/7/15, VRDN (b)	2,900,000	2,900,000
		3,500,000
Montana - 0.1%
Forsyth Poll. Cont. Rev. Series 2008 A, 0.2% 7/7/15, VRDN (b)(e)	750,000	750,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.36% 7/7/15, VRDN (b)(e)	700,000	700,000
Nevada - 0.1%
Clark County Arpt. Rev. Series 2008 C3, 0.07% 7/7/15, LOC Sumitomo Mitsui Banking Corp., VRDN (b)(e)	1,500,000	1,500,000
New Jersey - 0.1%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.25% 7/7/15, VRDN (b)	400,000	400,000
Series 2012 A, 0.21% 7/7/15, VRDN (b)(e)	700,000	700,000
		1,100,000
New York - 0.4%
New York Hsg. Fin. Agcy. Rev. (East 39th Street Hsg. Proj.) Series 2000 A, 0.06% 7/7/15, LOC Fannie Mae, VRDN (b)(e)	5,300,000	5,300,000
Ohio - 63.8%
Allen County Hosp. Facilities Rev.:
(Catholic Healthcare Partners Proj.):
Series 2008 A, 0.04% 7/1/15, LOC Bank of America NA, VRDN (b)	25,665,000	25,665,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Ohio - continued
Allen County Hosp. Facilities Rev.: - continued
(Catholic Healthcare Partners Proj.):
Series 2010 C, 0.03% 7/1/15, LOC MUFG Union Bank NA, VRDN (b)	$ 14,150,000	$ 14,150,000
Series 2012 B, 0.09% 7/7/15, VRDN (b)	99,800,000	99,800,001
Alliance Hosp. Rev. (Alliance Obligated Group Proj.) Series 2003, 0.02% 7/1/15, LOC JPMorgan Chase Bank, VRDN (b)	13,700,000	13,700,000
Athens County Port Auth. Hsg. 0.09% 7/7/15, LOC Barclays Bank PLC, VRDN (b)	13,085,000	13,085,000
Cincinnati Wtr. Sys. Rev. Participating VRDN Series MS 3280, 0.08% 7/7/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	3,330,000	3,330,000
Cleveland Arpt. Sys. Rev.:
Series 2008 D, 0.09% 7/7/15, LOC Bank of America NA, VRDN (b)	2,985,000	2,985,000
Series 2009 D, 0.09% 7/7/15, LOC Bank of America NA, VRDN (b)	13,100,000	13,100,000
Columbus Gen. Oblig. Participating VRDN Series Clipper 08 2, 0.07% 7/7/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	4,000,000	4,000,000
Columbus Swr. Sys. Rev. Participating VRDN:
Series BBT 08 13, 0.08% 7/7/15 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	6,400,000	6,400,000
Series Putters 2456, 0.08% 7/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	8,405,000	8,405,000
Cuyahoga County Hosp. Facilities Rev. (Sisters of Charity of Saint Augustine Health Sys. Proj.) Series 2000, 0.07% 7/7/15, LOC PNC Bank NA, VRDN (b)	3,200,000	3,200,000
Franklin County Health Care Facilities Rev. (Friendship Village of Dublin, Ohio, Inc. Proj.) Series 2004 A, 0.07% 7/7/15, LOC PNC Bank NA, VRDN (b)	7,470,000	7,470,000
Franklin County Hosp. Facilities Rev. Participating VRDN Series 15 XF0244, 0.08% 7/7/15 (Liquidity Facility Toronto-Dominion Bank) (b)(f)	2,000,000	2,000,000
Franklin County Hosp. Rev.:
(OhioHealth Corp. Proj.) Series D, 0.1% 7/7/15, LOC Northern Trust Co., VRDN (b)	10,195,000	10,195,000
(U.S. Health Corp. of Columbus Proj.):
Series 1996 A, 0.09% 7/7/15, LOC Northern Trust Co., VRDN (b)	12,135,000	12,135,000
Series 1996 B, 0.09% 7/7/15, LOC Northern Trust Co., VRDN (b)	11,060,000	11,060,000
Participating VRDN Series BC 11 21B, 0.12% 7/7/15 (Liquidity Facility Barclays Bank PLC) (b)(f)	3,315,000	3,315,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Ohio - continued
Franklin County Hosp. Rev.: - continued
Series 1998, 0.09% 7/7/15, LOC Northern Trust Co., VRDN (b)	$ 7,125,000	$ 7,125,000
Series 2009 A, 0.09% 7/7/15 (Liquidity Facility Barclays Bank PLC), VRDN (b)	22,300,000	22,300,000
Series 2009 B, 0.09% 7/7/15 (Liquidity Facility Barclays Bank PLC), VRDN (b)	10,170,000	10,170,000
Hamilton County Health Care Facilities Rev. (The Children's Home of Cincinnati Proj.) Series 2009, 0.06% 7/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)	3,080,000	3,080,000
Hamilton County Hosp. Facilities Rev.:
(Children's Hosp. Med. Ctr. Proj.):
Series 1997 A, 0.06% 7/7/15, LOC PNC Bank NA, VRDN (b)	8,000,000	8,000,000
Series 2000, 0.06% 7/7/15, LOC JPMorgan Chase Bank, VRDN (b)	12,235,000	12,235,000
Series 2002 I, 0.06% 7/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)	17,745,000	17,745,000
Series 2007 M, 0.07% 7/7/15, LOC JPMorgan Chase Bank, VRDN (b)	10,015,000	10,015,000
(Elizabeth Gamble Deaconess Home Assoc. Proj.) Series 2002 B, 0.07% 7/7/15, LOC PNC Bank NA, VRDN (b)	14,400,000	14,400,000
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 0.18% 7/7/15, LOC Bank of New York, New York, LOC Citizens Bank of Pennsylvania, VRDN (b)	12,015,000	12,015,000
Lake County Indl. Dev. Rev. (Norshar Co. Proj.) 0.27% 7/7/15, LOC JPMorgan Chase Bank, VRDN (b)(e)	1,645,000	1,645,000
Lorain County Port Auth. Edl. Facilities Rev. (St. Ignatius High School Proj.) 0.09% 7/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)	1,230,000	1,230,000
Middletown Dev. Rev. (Bishop Fenwick High School Proj.) 0.14% 7/7/15, LOC JPMorgan Chase Bank, VRDN (b)	8,925,000	8,925,000
Middletown Hosp. Facilities Rev.:
Series 2008 A, 0.07% 7/7/15, LOC PNC Bank NA, VRDN (b)	30,525,000	30,524,977
Series 2008 B, 0.07% 7/7/15, LOC PNC Bank NA, VRDN (b)	7,625,000	7,625,000
Ohio Air Quality Dev. Auth. Rev.:
(Dayton Pwr. & Lt. Co. Proj.):
Series 2008 A, 0.09% 7/7/15, LOC JPMorgan Chase Bank, VRDN (b)(e)	31,600,000	31,600,000
Series 2008 B, 0.07% 7/7/15, LOC JPMorgan Chase Bank, VRDN (b)(e)	22,400,000	22,400,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Ohio - continued
Ohio Air Quality Dev. Auth. Rev.: - continued
(Ohio Valley Elec. Corp. Proj.):
Series 2009 B, 0.08% 7/7/15, LOC Bank of Nova Scotia, VRDN (b)	$ 11,000,000	$ 11,000,000
Series 2009 C, 0.06% 7/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	12,150,000	12,150,000
Series 2009 D, 0.08% 7/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	24,400,000	24,400,000
(TimkenSteel Proj.):
Series 2001, 0.07% 7/7/15, LOC PNC Bank NA, VRDN (b)	9,500,000	9,500,000
Series 2003, 0.08% 7/7/15, LOC JPMorgan Chase Bank, VRDN (b)	8,500,000	8,500,000
Ohio Gen. Oblig.:
(Common Schools Proj.):
Series 2005 A, 0.05% 7/7/15, VRDN (b)	2,200,000	2,200,000
Series 2005 B, 0.05% 7/7/15, VRDN (b)	5,265,000	5,265,000
(Infrastructure Impt. Proj.):
Series 2003 B, 0.08% 7/7/15, VRDN (b)	3,355,000	3,355,000
Series 2003 D, 0.08% 7/7/15, VRDN (b)	11,565,000	11,564,977
0.08% 7/7/15, VRDN (b)	6,390,000	6,390,000
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.) Series 2008 A, 0.07% 7/7/15, LOC PNC Bank NA, VRDN (b)	46,900,000	46,900,000
(Cleveland Clinic Foundation Proj.) Series 2008 B4, 0.03% 7/1/15 (Liquidity Facility Barclays Bank PLC), VRDN (b)	2,000,000	2,000,000
Ohio Hosp. Facilities Rev. Participating VRDN Series Putters 3558, 0.08% 7/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,700,000	2,700,000
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
(Mtg.-Backed Securities Prog.) Series F, 0.07% 7/7/15 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	11,305,000	11,305,000
Participating VRDN Series Merlots 06 A2, 0.14% 7/7/15 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	240,000	240,000
Series 2004 D, 0.1% 7/7/15 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	6,400,000	6,400,000
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Pedcor Invts. Willow Lake Apts. Proj.) Series B, 0.21% 7/7/15, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (b)(e)	325,000	325,000
(Wingate at Belle Meadows Proj.) 0.08% 7/7/15, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (b)(e)	8,555,000	8,555,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Ohio - continued
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg.-Backed Securities Prog.) Series 2008 D, 0.05% 7/7/15 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	$ 22,600,000	$ 22,600,000
Series 2008 B, 0.08% 7/7/15 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	10,875,000	10,875,000
Series 2008 H, 0.08% 7/7/15 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	7,100,000	7,100,000
Ohio State Univ. Gen. Receipts:
Series 1997, 0.07% 7/7/15, VRDN (b)	2,060,000	2,060,000
Series 2001, 0.05% 7/7/15, VRDN (b)	3,155,000	3,155,000
Series 2005 B, 0.05% 7/7/15, VRDN (b)	10,000,000	10,000,000
Series 2008 B, 0.05% 7/7/15, VRDN (b)	3,975,000	3,975,000
Series 2010 E, 0.05% 7/7/15, VRDN (b)	26,600,000	26,600,000
Series 2014 B2, 0.05% 7/7/15, VRDN (b)	6,800,000	6,800,000
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 0.13% 7/7/15, LOC Bank of America NA, VRDN (b)(e)	12,100,000	12,100,000
Ohio Wtr. Dev. Auth. Rev. (TimkenSteel Proj.) Series 2001, 0.07% 7/7/15, LOC Northern Trust Co., VRDN (b)	3,200,000	3,200,000
Village of Indian Hill Econ. Dev. Rev. (Cincinnati Country Day School Proj.) Series 1999, 0.09% 7/7/15, LOC PNC Bank NA, VRDN (b)	4,345,000	4,345,000
Wood County Indl. Dev. Rev. (CMC Group Proj.) Series 2001, 0.22% 7/7/15, LOC PNC Bank NA, VRDN (b)(e)	345,000	345,000
Zanesville-Muskingum Port Auth. Indl. Dev. Rev. (Almana II LLC Proj.) Series 2000, 0.3% 7/1/15, LOC JPMorgan Chase Bank, VRDN (b)(e)	350,000	350,000
		761,284,955
Texas - 0.6%
Calhoun County Solid Waste Disp. Rev. (Formosa Plastics Corp. Proj.) Series 2001, 0.09% 7/7/15, LOC JPMorgan Chase Bank, VRDN (b)(e)	3,750,000	3,750,000
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Proj.) Series 2012, 0.09% 7/7/15, LOC JPMorgan Chase Bank, VRDN (b)(e)	1,000,000	1,000,000
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.12% 7/7/15, LOC JPMorgan Chase Bank, VRDN (b)(e)	600,000	600,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.2% 7/1/15, VRDN (b)	300,000	300,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Texas - continued
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.): - continued
Series 2004, 0.29% 7/7/15, VRDN (b)(e)	$ 900,000	$ 900,000
Series 2010 B, 0.2% 7/1/15, VRDN (b)	500,000	500,000
		7,050,000
Wyoming - 0.2%
Converse County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.18% 7/7/15, VRDN (b)	1,095,000	1,095,000
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.18% 7/7/15, VRDN (b)	1,500,000	1,500,000
		2,595,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $786,179,955)		786,179,955
Other Municipal Debt - 30.9%

Connecticut - 0.1%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1999, 0.5% tender 7/10/15, CP mode	1,000,000	1,000,000
Georgia - 0.4%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds Series 2010 A1, 0.13%, tender 10/1/15 (Liquidity Facility Royal Bank of Canada) (b)	4,300,000	4,300,000
Kentucky - 0.0%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.24% tender 8/6/15, CP mode	400,000	400,000
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992, 0.45% tender 7/16/15, CP mode	2,800,000	2,800,000
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 A, 0.48% tender 7/16/15, CP mode (e)	2,000,000	2,000,000
Ohio - 29.9%
American Muni. Pwr. Bonds (Omega Joint Venture 6 Proj.) 0.24%, tender 8/15/15 (b)(g)	477,000	477,000
Avon Gen. Oblig. BAN Series 2014, 1% 9/9/15	3,000,000	3,004,304
Avon Lake BAN Series 2015, 2% 7/13/16 (a)	11,711,000	11,888,070
Bay Village Gen. Oblig. BAN Series 2015, 1% 6/10/16	3,311,000	3,329,945
Other Municipal Debt - continued
	Principal Amount	Value
Ohio - continued
Beachwood Gen. Oblig. BAN Series 2014, 1% 8/5/15	$ 5,200,000	$ 5,204,228
Belmont County BAN Series 2015, 1.5% 4/22/16	4,402,000	4,439,198
Berea BAN Series 2015, 1% 3/17/16	1,180,000	1,186,018
Cleveland Muni. School District Bonds Series 2015 A, 2% 12/1/15	5,500,000	5,539,561
Cleveland Wtr. Rev. Bonds Series 2011 W, 5% 1/1/16	3,035,000	3,108,255
Columbus Gen. Oblig.:
BAN Series 2014, 1% 8/28/15	9,000,000	9,012,271
Bonds:
Series 2011 A, 5% 7/1/15	1,500,000	1,500,000
Series 2012 4, 5% 8/15/15	1,000,000	1,006,006
Series 2012 A, 5% 2/15/16	12,915,000	13,298,130
Series 2013 B, 4% 8/15/15	5,975,000	6,003,521
Delaware Gen. Oblig. BAN Series 2015, 1% 4/18/16	6,070,000	6,106,181
Dublin City School District BAN Series 2015, 1% 5/5/16	2,250,000	2,263,638
Franklin County Hosp. Rev. Bonds Series 2011 C, 0.11%, tender 6/1/16 (b)	11,500,000	11,500,000
Franklin County Rev. Bonds Series 2013 OH, 0.14%, tender 12/12/15 (b)	34,585,000	34,585,000
Highland Heights Gen. Oblig. BAN 1% 6/16/16	4,700,000	4,726,909
Hilliard Gen. Oblig. BAN Series 2015 B, 1% 4/22/16	3,000,000	3,018,149
Independence Gen. Oblig. BAN Series 2015, 1% 4/14/16	2,150,000	2,162,655
Lakewood Gen. Oblig. BAN Series 2015, 1% 4/7/16	10,000,000	10,057,358
Lebanon Gen. Oblig. BAN 1% 4/14/16	3,000,000	3,017,640
Lima Gen. Oblig. BAN Series 2015, 1.25% 3/16/16	2,100,000	2,114,216
Lucas County Gen. Oblig. BAN 1.5% 7/13/16 (a)	11,552,000	11,678,494
Mason City School District BAN 1.25% 1/26/16	4,400,000	4,425,870
Mason Gen. Oblig. BAN Series 2014, 1.25% 12/15/15	3,000,000	3,014,094
North Olmsted Gen. Oblig. BAN Series 2015, 0.3% 2/3/16	1,335,000	1,335,000
North Ridgeville Gen. Oblig. BAN Series 2015, 1% 6/2/16	10,090,000	10,151,951
Ohio Bldg. Auth. Bonds Series 2011 B, 5% 10/1/15	3,000,000	3,036,598
Ohio Dept. of Administrative Svcs. Ctfs. of Prtn. Bonds:
(Enterprise Data Ctr. Solutions Proj.) Series 2014, 5% 9/1/15	1,360,000	1,370,939
(Multi-Agcy. Radio Communications Sys. Proj.) Series 2014, 5% 9/1/15	455,000	458,660
Ohio Gen. Oblig. Bonds:
(Administrative Bldg. Fund Projs.) Series 2013 A, 3% 10/1/15	1,295,000	1,304,371
(Higher Ed. Proj.) Series 2010 A, 5% 8/1/15	2,000,000	2,008,303
Series 2009 A, 5% 11/1/15	2,200,000	2,235,465
Series 2009 B, 5% 8/1/15	5,990,000	6,014,669
Other Municipal Debt - continued
	Principal Amount	Value
Ohio - continued
Ohio Gen. Oblig. Bonds: - continued
Series 2009 C, 5% 8/1/15	$ 1,250,000	$ 1,255,130
Series 2012 A, 5% 9/1/15	3,490,000	3,518,458
Series 2013 A, 2% 5/1/16	2,250,000	2,282,158
Ohio Higher Edl. Facility Commission Rev. Bonds:
(The Cleveland Clinic Foundation Proj.):
Series 2008 B5:
0.08% tender 7/7/15, CP mode	12,000,000	12,000,000
0.08% tender 8/3/15, CP mode	12,000,000	12,000,000
0.12% tender 10/5/15, CP mode	11,700,000	11,700,000
0.14% tender 12/3/15, CP mode	12,000,000	12,000,000
Series 2008 B6:
0.08% tender 8/3/15, CP mode	12,200,000	12,200,000
0.09% tender 9/1/15, CP mode	12,400,000	12,400,000
0.12% tender 10/5/15, CP mode	11,700,000	11,700,000
0.13% tender 11/5/15, CP mode	23,400,000	23,400,000
Series 2008 A, 5% 1/1/16	1,750,000	1,792,243
Series 2012 A, 4% 1/1/16	1,355,000	1,380,555
Series 2013 A2, 0.37% 1/1/16 (b)	2,015,000	2,017,109
Ohio Infrastructure Impt. Bonds Series 2015 T, 5% 4/1/16	1,610,000	1,666,834
Ohio Juvenile Correctional Bonds (Juvenile Correctional Bldg. Fund Proj.) Series 2015 B, 3% 4/1/16	965,000	984,501
Ohio Mental Health Cap. Facilities Bonds (Mental Health Facilities Impt. Funds Proj.) Series 2015 A, 1% 2/1/16	4,320,000	4,339,915
Ohio St Parks & Recreation Cap. Facilities Bonds (Park and Recreation Impt. Funds Proj.) Series 2015 A, 1% 2/1/16	2,095,000	2,104,658
Ohio State Cultural & Sport Cap. Facilities Bonds Series 2011 A, 5% 10/1/15	1,500,000	1,518,200
Ohio State Univ. Gen. Receipts Bonds Series 2010 A, 5% 12/1/15	5,565,000	5,677,070
Ohio Wtr. Dev. Auth. Rev. Bonds Series 2005, 5% 12/1/15	1,100,000	1,122,196
Stow Gen. Oblig. BAN Series 2015, 1% 4/29/16	3,300,000	3,319,888
Strongsville Gen. Oblig. BAN:
1% 10/15/15	2,300,000	2,305,331
1.5% 10/15/15	650,000	652,447
Union County Gen. Oblig. BAN 1% 3/30/16	2,950,000	2,965,379
Univ. of Akron Gen. Receipts Bonds Series 2015 A, 1% 1/1/16	1,600,000	1,605,753
Westerville Gen. Oblig. BAN 1.25% 12/1/15	8,000,000	8,036,150
Willoughby BAN Series 2015, 1.25% 5/27/16	5,700,000	5,747,786
		357,274,428
Other Municipal Debt - continued
	Principal Amount	Value
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1996, 0.5% tender 7/23/15, CP mode (e)	$ 400,000	$ 400,000
Grant County Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 0.45% tender 7/10/15, CP mode (e)	900,000	900,000
		1,300,000
TOTAL OTHER MUNICIPAL DEBT (Cost $369,074,428)		369,074,428
Investment Company - 4.7%
	Shares
Fidelity Municipal Cash Central Fund, 0.06% (c)(d) (Cost $56,151,000)	56,151,000	56,151,000
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $1,211,405,383)		1,211,405,383
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(17,725,425)
NET ASSETS - 100%		$ 1,193,679,958
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $477,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
American Muni. Pwr. (Omega Joint Venture 6 Proj.) 0.24%, tender 8/15/15	7/30/04	$ 477,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 23,069
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ohio Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,155,254,383) Fidelity Central Funds (cost $56,151,000)	$ 1,155,254,383 56,151,000
Total Investments (cost $1,211,405,383)		$ 1,211,405,383
Cash		6,305,887
Receivable for investments sold		222
Receivable for fund shares sold		11,391,487
Interest receivable		1,459,956
Distributions receivable from Fidelity Central Funds		4,159
Other receivables		1,828
Total assets		1,230,568,922

Liabilities
Payable for investments purchased Regular delivery Delayed delivery	$ 5,539,820 23,566,565
Payable for fund shares redeemed	7,665,841
Distributions payable	680
Accrued management fee	80,653
Other affiliated payables	11,220
Other payables and accrued expenses	24,185
Total liabilities		36,888,964

Net Assets		$ 1,193,679,958
Net Assets consist of:
Paid in capital		$ 1,193,623,408
Undistributed net investment income		111
Accumulated undistributed net realized gain (loss) on investments		56,439
Net Assets, for 1,193,125,119 shares outstanding		$ 1,193,679,958
Net Asset Value, offering price and redemption price per share ($1,193,679,958 ÷ 1,193,125,119 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ohio Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

Six months ended June 30, 2015 (Unaudited)

Investment Income
Interest		$ 459,697
Income from Fidelity Central Funds		23,069
Total income		482,766

Expenses
Management fee	$ 2,180,969
Transfer agent fees	816,738
Accounting fees and expenses	66,736
Custodian fees and expenses	7,536
Independent trustees' compensation	2,462
Registration fees	15,260
Audit	19,268
Legal	2,284
Miscellaneous	4,305
Total expenses before reductions	3,115,558
Expense reductions	(2,701,100)	414,458
Net investment income (loss)		68,308
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		56,439
Net increase in net assets resulting from operations		$ 124,747

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2015 (Unaudited)	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 68,308	$ 119,194
Net realized gain (loss)	56,439	86,075
Net increase in net assets resulting from operations	124,747	205,269
Distributions to shareholders from net investment income	(60,025)	(127,774)
Distributions to shareholders from net realized gain	-	(76,622)
Total distributions	(60,025)	(204,396)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	1,442,796,429	3,063,824,579
Reinvestment of distributions	55,779	191,337
Cost of shares redeemed	(1,586,172,610)	(3,059,401,718)
Net increase (decrease) in net assets and shares resulting from share transactions	(143,320,402)	4,614,198
Total increase (decrease) in net assets	(143,255,680)	4,615,071

Net Assets
Beginning of period	1,336,935,638	1,332,320,567
End of period (including undistributed net investment income of $111 and distributions in excess of net investment income of $8,172, respectively)	$ 1,193,679,958	$ 1,336,935,638

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss) F	-	-	-	-	-	-
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations F.	-	-	-	-	-	-
Distributions from net investment income F	-	-	-	-	-	-
Distributions from net realized gain	-	- F	-	-	-	-
Total distributions F	-	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB, C	-%	.02%	.01%	.01%	.01%	.01%
Ratios to Average Net Assets D, E
Expenses before reductions	.52%A	.51%	.52%	.52%	.52%	.52%
Expenses net of fee waivers, if any	.07%A	.08%	.12%	.19%	.24%	.37%
Expenses net of all reductions	.07%A	.08%	.12%	.19%	.24%	.37%
Net investment income (loss)	.01%A	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,193,680	$ 1,336,936	$ 1,332,321	$ 1,342,387	$ 1,106,601	$ 1,010,974

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended June 30, 2015 (Unaudited)

1. Organization.

Fidelity® Ohio Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Ohio Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between funds. Each Fund may be affected by economic and political developments in the state of Ohio.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

day responsibility for the valuation of the Income Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and losses deferred due to futures transactions.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Ohio Municipal Income Fund	$ 576,540,506	$ 26,356,531	$ (2,619,260)	$ 23,737,271
Fidelity Ohio Municipal Money Market Fund	1,211,405,383	-	-	-

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days may be subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities. During the period, the Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

New Rule Issuance. In July 2014, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-9616, Money Market Fund Reform; Amendments to Form PF, which amends the rules governing money market funds. The final amendments impose different implementation dates for the changes that certain money market funds will need to make. Management is currently evaluating the implication of these amendments and their impact of the Final Rule to the Money Market Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $74,207,652 and $58,523,973, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows.

	Individual Rate	Group Rate	Total
Fidelity Ohio Municipal Income Fund	.25%	.11%	.36%
Fidelity Ohio Municipal Money Market Fund	.25%	.11%	.36%

Transfer Agent Fees. Pursuant to the transfer agent contract approved by the Board of Trustees effective May 1, 2015, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Ohio Municipal Income Fund	.08%
Fidelity Ohio Municipal Money Market Fund	.14%

Prior to May 1, 2015, Citibank, N.A. was the transfer, dividend disbursing and shareholder servicing agent for the Funds. Prior to May 8, 2015, Citibank, N.A. was the custodian for the Funds.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The fee is based on the level of average net assets for each month.

Semiannual Report

6. Committed Line of Credit.

The Income Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Ohio Municipal Income Fund	$ 475

During the period, the Income Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $2,697,219.

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Fidelity Ohio Municipal Income Fund	$ 2,029
Fidelity Ohio Municipal Money Market Fund	3,881

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

FMR Investment Management
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated lines for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

OFF-USAN-0815
1.787787.112

Fidelity®

Pennsylvania Municipal
Income Fund

and

Fidelity
Pennsylvania Municipal
Money Market Fund

Semiannual Report

June 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity® Pennsylvania Municipal Income Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Pennsylvania Municipal Money Market Fund
Investment Changes/Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense RatioB	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1, 2015 to June 30, 2015
Fidelity Pennsylvania Municipal Income Fund	.50%
Actual		$ 1,000.00	$ 1,004.00	$ 2.48
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Fidelity Pennsylvania Municipal Money Market Fund	.07%
Actual		$ 1,000.00	$ 1,000.05	$ .35
HypotheticalA		$ 1,000.00	$ 1,024.45	$ .35

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Pennsylvania Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	25.8	25.0
Health Care	20.2	21.3
Education	14.9	14.7
Electric Utilities	9.1	9.5
Escrowed/Pre-Refunded	7.4	3.8
Weighted Average Maturity as of June 30, 2015
		6 months ago
Years	5.7	5.5

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2015
6 months ago
Years	6.3	6.1

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of June 30, 2015	As of December 31, 2014
AAA 0.6%	AAA 0.6%
AA,A 81.2%	AA,A 83.7%
BBB 11.3%	BBB 9.2%
BB and Below 0.6%	BB and Below 0.7%
Not Rated 1.6%	Not Rated 1.7%
Short-Term Investments and Net Other Assets 4.7%	Short-Term Investments and Net Other Assets 4.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Pennsylvania Municipal Income Fund

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.3%
	Principal Amount	Value
Guam - 0.6%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/17 (c)	$ 600,000	$ 644,070
6.25% 10/1/34 (c)	700,000	825,146
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/24 (FSA Insured)	900,000	1,051,002
		2,520,218
Pennsylvania - 93.2%
Adams County Indl. Dev. Auth. Rev. (Gettysburg College Proj.) Series 2010, 5% 8/15/24	1,000,000	1,138,200
Allegheny County Series C:
5% 12/1/28	1,000,000	1,141,650
5% 12/1/30	1,365,000	1,538,300
Allegheny County Arpt. Auth. Rev.:
(Pittsburgh Int'l. Arpt. Proj.) Series B, 5% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,545,000	2,599,514
Series 2006 B:
5% 1/1/21 (FGIC Insured) (c)	3,190,000	3,626,233
5% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,650,000	1,886,016
Allegheny County Port Auth. Spl. Rev. 5% 3/1/17	2,000,000	2,137,280
Allegheny County Sanitation Auth. Swr. Rev.:
Series 2010, 5% 6/1/40 (FSA Insured)	6,690,000	7,307,219
Series A, 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,725,000	1,750,944
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 A, 2.7%, tender 4/2/18 (b)	4,000,000	4,054,920
Berks County Muni. Auth. Rev. Series 2012 A, 5% 11/1/40	3,590,000	3,855,409
Bethlehem Wtr. Auth. Rev. Series 2014:
5% 11/15/19 (Build America Mutual Assurance Insured)	1,000,000	1,121,480
5% 11/15/20 (Build America Mutual Assurance Insured)	1,000,000	1,133,200
Bucks County Cmnty. College Auth. College Bldg. Rev. 5% 6/15/28	250,000	274,403
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.):
Series 2009 B, 7.125% 7/1/29 (Pre-Refunded to 7/1/19 @ 100)	1,035,000	1,268,910
Series 2015 A:
5% 7/1/26	500,000	565,900
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.): - continued
5% 7/1/27	$ 490,000	$ 549,300
5% 7/1/28	540,000	601,506
5% 7/1/29	710,000	785,849
5% 7/1/30	685,000	753,973
5% 7/1/35	1,885,000	2,035,706
5% 7/1/39	1,625,000	1,732,868
Central Bradford Prog. Auth. Rev. Series 2011, 5.375% 12/1/41	2,000,000	2,196,520
Centre County Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2011, 7% 11/15/46	2,000,000	2,315,560
Chambersburg Area School District 5.25% 3/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485,000	1,496,657
Commonwealth Fing. Auth. Rev. Series 2013 A2:
5% 6/1/24	800,000	914,608
5% 6/1/25	1,175,000	1,336,986
5% 6/1/26	1,250,000	1,414,788
5% 6/1/42	12,000,000	12,829,071
Cumberland County Muni. Auth. Rev. (Dickinson College Proj.) Series 2012:
5% 11/1/37	1,520,000	1,651,708
5% 11/1/42	3,000,000	3,228,000
Dauphin County Gen. Auth.:
(Pinnacle Health Sys. Proj.) Series 2009 A, 5.25% 6/1/17	2,055,000	2,142,666
5% 6/1/42	2,170,000	2,307,752
Delaware County Auth. College Rev. (Haverford College Proj.) Series 2010 A, 5% 11/15/31	4,090,000	4,599,696
Delaware County Auth. Univ. Rev.:
Series 2010, 5.25% 12/1/31	2,450,000	2,762,988
Series 2012:
5% 8/1/21	350,000	410,165
5% 8/1/22	300,000	353,208
Series 2014:
5% 8/1/23	1,050,000	1,245,794
5% 8/1/24	1,100,000	1,315,006
Doylestown Hosp. Auth. Hosp. Rev. Series 2013 A, 5% 7/1/27	2,500,000	2,676,500
East Stroudsburg Area School District:
Series 2007 A, 7.5% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,138,300
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
East Stroudsburg Area School District: - continued
Series 2014 A:
7.75% 9/1/27	$ 225,000	$ 255,758
7.75% 9/1/27 (Pre-Refunded to 9/1/17 @ 100)	4,040,000	4,644,626
Series A, 7.75% 9/1/27 (Pre-Refunded to 9/1/17 @ 100)	3,935,000	4,523,912
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 A, 7% 7/1/27	2,750,000	2,956,195
Fox Chapel Area School District Series 2013:
4% 8/1/22	500,000	554,815
5% 8/1/31	3,080,000	3,469,866
5% 8/1/34	1,000,000	1,116,570
Franklin County Indl. Dev. Auth. (The Chambersburg Hosp. Proj.) Series 2010:
5.3% 7/1/30	1,770,000	1,990,365
5.375% 7/1/42	2,130,000	2,299,122
Geisinger Auth. Health Sys. Rev. Series 2014 A, 4% 6/1/41	2,000,000	1,968,200
Indiana County Hosp. Auth. Series 2014 A, 6% 6/1/39	1,625,000	1,821,073
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.) Series 2006, 5% 11/1/20 (Pre-Refunded to 11/1/16 @ 100)	1,065,000	1,126,046
Lower Paxton Township Series 2014:
5% 4/1/40	3,420,000	3,781,391
5% 4/1/44	1,295,000	1,424,694
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) Series 2009, 5.5% 12/1/39	2,500,000	2,824,150
Lycoming County Auth. Health Sys. Rev. (Susquehanna Health Sys.) Series 2009 A, 5.5% 7/1/21	3,500,000	3,921,400
Mifflin County School District Series 2007:
7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,125,000	1,274,119
7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	1,175,000	1,332,920
Monroe County Hosp. Auth. Rev. (Pocono Med. Ctr. Proj.) Series 2012 A:
5% 1/1/32	1,400,000	1,505,770
5% 1/1/41	1,750,000	1,842,978
Monroeville Fin. Auth. UPMC Rev. Series 2012:
5% 2/15/26	1,500,000	1,766,325
5% 2/15/27	3,625,000	4,245,745
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 2009 A, 5% 6/1/17	2,000,000	2,151,180
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.): - continued
Series 2012 A:
5% 6/1/23	$ 3,850,000	$ 4,406,787
5% 6/1/24	1,500,000	1,709,820
Series A, 6% 6/1/16 (AMBAC Insured)	1,000,000	1,049,290
Montgomery County Higher Ed. & Health Auth. Rev.:
(Dickinson College Proj.) Series 2006 FF1, 5% 5/1/28 (CDC IXIS Finl. Guaranty Insured)	900,000	929,070
Series 2014 A:
5% 10/1/26	1,000,000	1,100,040
5% 10/1/27	1,000,000	1,091,050
Montour School District Series 2015 A:
5% 4/1/41	1,000,000	1,107,180
5% 4/1/42	1,000,000	1,105,390
Northampton County Gen. Oblig. Series 2012 B:
5% 10/1/23	1,000,000	1,186,330
5% 10/1/25	2,500,000	2,934,775
Northampton County Gen. Purp. Auth. Hosp. Rev.:
(St. Luke's Hosp. Proj.) Series 2010 A, 5.25% 8/15/16	1,245,000	1,306,428
(St. Luke's Hosp. Proj.) Series 2010 A, 5.25% 8/15/18	1,450,000	1,603,323
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/24	1,745,000	1,969,704
5% 3/1/25	3,255,000	3,657,383
Pennsylvania Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B, 5% 7/1/23	2,600,000	2,605,200
Pennsylvania Econ. Dev. Fing. Auth. Health Sys. Rev. (Albert Einstein Med. Ctr. Proj.) Series 2009 A, 5.25% 10/15/15 (Escrowed to Maturity)	2,000,000	2,027,980
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2009, 1.75%, tender 12/1/15 (b)	4,000,000	4,016,880
Pennsylvania Gen. Oblig.:
First Series 2008, 5% 5/15/27	805,000	883,769
Second Series 2007 A, 5% 8/1/25 (Pre-Refunded to 8/1/17 @ 100)	2,500,000	2,718,850
Second Series 2009, 5% 4/15/25	500,000	556,580
Series 2012, 5% 6/1/25	10,000,000	11,473,300
Series 2013, 5% 10/15/27	2,255,000	2,577,893
Series 2015 1, 5% 3/15/31	7,000,000	7,874,720
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Slippery Rock Univ. Proj.) Series 2007 A, 5% 7/1/39 (XL Cap. Assurance, Inc. Insured)	$ 2,500,000	$ 2,592,750
(Thomas Jefferson Univ. Proj.) Series 2012:
5% 3/1/18	250,000	273,078
5% 3/1/20	300,000	340,788
5% 3/1/22	275,000	317,617
5% 3/1/23	585,000	674,435
5% 3/1/42	3,950,000	4,244,236
(Univ. of Pennsylvania Health Sys. Proj.):
Series 2009 A, 5.25% 8/15/22	2,655,000	3,022,903
Series 2011 A, 5.75% 8/15/41	4,980,000	5,802,447
First Series 2012:
5% 4/1/20	750,000	859,568
5% 4/1/21	500,000	579,130
5% 4/1/22	600,000	697,284
5% 4/1/23	800,000	926,472
5% 4/1/24	1,100,000	1,271,688
Series 2010 E, 5% 5/15/31	2,500,000	2,767,275
Series 2010:
5% 9/1/30	1,150,000	1,303,617
5% 9/1/31	1,025,000	1,158,722
Series 2011 A, 5% 9/1/41	2,000,000	2,199,920
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of Harrisburg Proj.) Series 2014 B2:
5% 12/1/24 (Build America Mutual Assurance Insured)	1,250,000	1,456,813
5% 12/1/25 (Build America Mutual Assurance Insured)	1,250,000	1,449,025
5% 12/1/26 (Build America Mutual Assurance Insured)	1,250,000	1,439,088
5% 12/1/27 (Build America Mutual Assurance Insured)	1,010,000	1,153,067
Pennsylvania State Univ.:
Series 2005, 5% 9/1/29	1,550,000	1,561,579
Series 2008 A, 5% 8/15/29	3,945,000	4,285,217
Series 2010, 5% 3/1/40	4,385,000	4,841,215
Series 2015 A:
5% 9/1/30	1,100,000	1,275,615
5% 9/1/31	1,415,000	1,632,924
5% 9/1/31	4,000,000	4,616,040
5% 9/1/32	1,500,000	1,723,995
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Tpk. Commission Oil Franchise Tax Rev. Series 2003 C, 5% 12/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,000,000	$ 3,328,020
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2006 A:
5% 12/1/25 (Pre-Refunded to 6/1/16 @ 100)	4,345,000	4,525,709
5% 12/1/26 (Pre-Refunded to 6/1/16 @ 100)	3,500,000	3,645,565
Series 2008 B1, 5.5% 6/1/33	4,000,000	4,402,360
Series 2008 C4, 6.25% 6/1/38 (Assured Guaranty Corp. Insured)	2,000,000	2,236,700
Series 2013 A2, 0% 12/1/38 (a)	2,500,000	2,342,250
Series 2014 A, 5% 12/1/31	865,000	965,963
Series 2014 A2, 0% 12/1/40 (a)	5,500,000	3,753,970
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.):
Eighteenth Series:
5.25% 8/1/17 (Assured Guaranty Corp. Insured)	1,500,000	1,504,500
5.25% 8/1/19 (Assured Guaranty Corp. Insured)	1,000,000	1,003,010
5.25% 8/1/20 (Assured Guaranty Corp. Insured)	1,000,000	1,002,960
Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	2,700,000	2,708,235
(1998 Gen. Ordinance Proj.):
Fifth Series A1:
5% 9/1/33 (FSA Insured)	2,800,000	2,806,188
5.25% 9/1/17 (Assured Guaranty Corp. Insured)	3,665,000	3,675,995
5.25% 9/1/18 (Assured Guaranty Corp. Insured)	3,340,000	3,350,053
Ninth Series, 5.25% 8/1/40	8,665,000	9,519,716
Seventh Series, 5% 10/1/37 (AMBAC Insured)	5,245,000	5,569,456
Series 1998 A, 5.25% 8/1/17	3,555,000	3,824,078
Philadelphia Gen. Oblig. Series 2008 A, 5.25% 12/15/32 (FSA Insured)	6,000,000	6,588,660
Philadelphia Hospitals & Higher Ed. Facilities Auth. Health Systems Rev. (Jefferson Health Sys. Proj.) Series 2010 B, 5.25% 5/15/30 (Pre-Refunded to 5/15/20 @ 100)	4,000,000	4,679,760
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. (Children's Hosp. of Philadelphia Proj.) Series 2011 D, 5% 7/1/32	2,500,000	2,762,000
Philadelphia Redev. Auth. Rev.:
Series 2012:
5% 4/15/21	1,000,000	1,137,660
5% 4/15/25	2,230,000	2,510,244
Series 2015 A, 5% 4/15/29	3,000,000	3,314,700
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia School District:
Series 2005 D, 5.5% 6/1/16 (FSA Insured)	$ 2,030,000	$ 2,115,260
Series 2010 C, 5% 9/1/21	4,000,000	4,453,920
Series 2015 A, 5% 8/1/22 (Pre-Refunded to 8/1/15 @ 100)	10,000	10,034
5% 8/1/22 (Pre-Refunded to 8/1/15 @ 100)	125,000	125,424
Philadelphia Wtr. & Wastewtr. Rev.:
Series 2010 C, 5% 8/1/40 (FSA Insured)	4,000,000	4,357,840
Series 2011 A, 5% 1/1/41	2,715,000	2,926,499
Series 2015 B, 5% 7/1/30	3,500,000	3,948,665
Pittsburgh & Allegheny County Sports & Exhibition Auth. Series 2012, 5% 2/1/25 (FSA Insured)	2,250,000	2,543,873
Pittsburgh Gen. Oblig.:
Series 2012 A, 5% 9/1/22	2,000,000	2,319,880
Series 2014:
5% 9/1/23 (Build America Mutual Assurance Insured)	575,000	676,240
5% 9/1/24 (Build America Mutual Assurance Insured)	1,000,000	1,183,600
5% 9/1/28 (Build America Mutual Assurance Insured)	1,300,000	1,496,586
5% 9/1/29 (Build America Mutual Assurance Insured)	1,015,000	1,160,663
5% 9/1/31 (Build America Mutual Assurance Insured)	1,165,000	1,318,337
5% 9/1/32 (Build America Mutual Assurance Insured)	1,000,000	1,127,420
Pittsburgh School District:
Series 2012 A, 5% 9/1/21 (FSA Insured)	4,000,000	4,633,600
Series 2014 A, 5% 9/1/23	1,000,000	1,167,060
Series 2015:
4% 9/1/19 (FSA Insured)	895,000	985,887
5% 9/1/20 (FSA Insured)	1,050,000	1,216,856
5% 9/1/21 (FSA Insured)	730,000	853,866
5% 9/1/22 (FSA Insured)	885,000	1,040,468
5% 9/1/23 (FSA Insured)	1,085,000	1,286,550
5% 9/1/24 (FSA Insured)	1,060,000	1,242,384
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Sys. Proj.) Series 2010, 5.25% 7/1/23 (Pre-Refunded to 7/1/20 @ 100)	1,000,000	1,177,930
Southcentral Pennsylvania Gen. Auth. Rev.:
6% 6/1/25	1,080,000	1,212,278
6% 6/1/25 (Pre-Refunded to 6/1/18 @ 100)	1,420,000	1,619,112
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Southeastern Pennsylvania Trans. Auth. Rev. Series 2010, 5% 3/1/16	$ 1,500,000	$ 1,545,135
State Pub. School Bldg. Auth. College Rev.:
(Delaware County Cmnty. College Proj.) Series 2008, 5% 10/1/20 (Pre-Refunded to 4/1/18 @ 100)	1,000,000	1,110,260
(Montgomery County Cmnty. College Proj.) Series 2008:
5% 5/1/27 (FSA Insured)	1,775,000	1,938,620
5% 5/1/28 (FSA Insured)	1,000,000	1,089,290
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. (Univ. Cap. Proj.):
Series 2000 B, 5.25% 9/15/34	2,000,000	2,258,320
Series 2000 C, 5% 9/15/35	2,000,000	2,221,300
Series 2007 B, 5.25% 9/15/28	2,500,000	2,848,825
Series 2009 B, 5% 9/15/28	2,000,000	2,232,860
West Shore Area Auth. Hosp. Rev.:
(Holy Spirit Hosp. Charity Proj.) Series 2011 B, 6% 1/1/28	7,375,000	8,838,421
Series 2011 B, 5.75% 1/1/41	1,500,000	1,721,490
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A:
5% 7/1/19	1,000,000	1,087,940
5% 7/1/25	4,465,000	5,018,660
5.25% 7/1/20	1,000,000	1,103,960
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series 2001 A:
0% 8/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	4,577,600
0% 8/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,194,250
0% 8/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,550,000	5,248,777
Wilson School District Series 2007, 5.25% 6/1/25 (XL Cap. Assurance, Inc. Insured)	5,740,000	5,847,166
		433,591,081
Pennsylvania, New Jersey - 1.5%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev.:
Series 2012 A:
5% 7/1/22	500,000	587,015
5% 7/1/23	1,000,000	1,162,120
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania, New Jersey - continued
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev.: - continued
Series A, 5% 7/1/27 (Pre-Refunded to 7/1/17 @ 100)	$ 1,425,000	$ 1,544,757
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2010 D, 5% 1/1/30	3,500,000	3,858,190
		7,152,082
TOTAL INVESTMENT PORTFOLIO - 95.3% (Cost $424,044,170)	443,263,381
NET OTHER ASSETS (LIABILITIES) - 4.7%	22,063,799
NET ASSETS - 100%	$ 465,327,180
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	25.8%
Health Care	20.2%
Education	14.9%
Electric Utilities	9.1%
Escrowed/Pre-Refunded	7.4%
Water & Sewer	6.9%
Transportation	6.3%
Others* (Individually Less Than 5%)	9.4%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pennsylvania Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $424,044,170)		$ 443,263,381
Cash		16,803,979
Receivable for fund shares sold		645,303
Interest receivable		5,395,359
Other receivables		2,306
Total assets		466,110,328

Liabilities
Payable for fund shares redeemed	$ 153,493
Distributions payable	420,080
Accrued management fee	138,857
Other affiliated payables	41,739
Other payables and accrued expenses	28,979
Total liabilities		783,148

Net Assets		$ 465,327,180
Net Assets consist of:
Paid in capital		$ 445,200,408
Undistributed net investment income		116,908
Accumulated undistributed net realized gain (loss) on investments		790,653
Net unrealized appreciation (depreciation) on investments		19,219,211
Net Assets, for 41,602,098 shares outstanding		$ 465,327,180
Net Asset Value, offering price and redemption price per share ($465,327,180 ÷ 41,602,098 shares)		$ 11.19

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pennsylvania Municipal Income Fund
Financial Statements - continued

Statement of Operations

Six months ended June 30, 2015 (Unaudited)

Investment Income
Interest		$ 8,490,024

Expenses
Management fee	$ 831,154
Transfer agent fees	187,187
Accounting fees and expenses	59,750
Custodian fees and expenses	8,668
Independent trustees' compensation	922
Registration fees	17,120
Audit	24,342
Legal	4,556
Miscellaneous	1,449
Total expenses before reductions	1,135,148
Expense reductions	(3,170)	1,131,978
Net investment income (loss)		7,358,046
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		962,949
Change in net unrealized appreciation (depreciation) on investment securities		(6,856,409)
Net gain (loss)		(5,893,460)
Net increase (decrease) in net assets resulting from operations		$ 1,464,586

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2015 (Unaudited)	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,358,046	$ 14,376,696
Net realized gain (loss)	962,949	1,057,971
Change in net unrealized appreciation (depreciation)	(6,856,409)	22,459,211
Net increase (decrease) in net assets resulting from operations	1,464,586	37,893,878
Distributions to shareholders from net investment income	(7,320,172)	(14,353,300)
Distributions to shareholders from net realized gain	(686,100)	(1,709,135)
Total distributions	(8,006,272)	(16,062,435)
Share transactions
Proceeds from sales of shares	46,054,089	66,661,279
Reinvestment of distributions	5,241,114	10,533,633
Cost of shares redeemed	(32,272,113)	(50,675,621)
Net increase (decrease) in net assets resulting from share transactions	19,023,090	26,519,291
Redemption fees	400	1,247
Total increase (decrease) in net assets	12,481,804	48,351,981

Net Assets
Beginning of period	452,845,376	404,493,395
End of period (including undistributed net investment income of $116,908 and undistributed net investment income of $79,034, respectively)	$ 465,327,180	$ 452,845,376
Other Information Shares
Sold	4,063,851	5,969,587
Issued in reinvestment of distributions	462,391	943,284
Redeemed	(2,850,421)	(4,552,031)
Net increase (decrease)	1,675,821	2,360,840

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.34	$ 10.77	$ 11.47	$ 11.10	$ 10.51	$ 10.78
Income from Investment Operations
Net investment income (loss) D	.181	.373	.370	.387	.415	.418
Net realized and unrealized gain (loss)	(.134)	.615	(.654)	.395	.590	(.197)
Total from investment operations	.047	.988	(.284)	.782	1.005	.221
Distributions from net investment income	(.180)	(.373)	(.370)	(.386)	(.415)	(.418)
Distributions from net realized gain	(.017)	(.045)	(.046)	(.026)	-	(.073)
Total distributions	(.197)	(.418)	(.416)	(.412)	(.415)	(.491)
Redemption fees added to paid in capital D, F	-	-	-	-	-	-
Net asset value, end of period	$ 11.19	$ 11.34	$ 10.77	$ 11.47	$ 11.10	$ 10.51
Total ReturnB, C	.40%	9.30%	(2.50)%	7.13%	9.76%	2.02%
Ratios to Average Net Assets E
Expenses before reductions	.50%A	.49%	.49%	.49%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.49%	.49%	.49%	.50%	.50%
Expenses net of all reductions	.49%A	.49%	.49%	.48%	.50%	.50%
Net investment income (loss)	3.22% A	3.35%	3.33%	3.40%	3.87%	3.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 465,327	$ 452,845	$ 404,493	$ 487,622	$ 424,693	$ 430,961
Portfolio turnover rate	11% A	12%	9%	16%	12%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 6/30/15	% of fund's investments 12/31/14	% of fund's investments 6/30/14
1 - 7	83.7	78.7	86.1
8 - 30	3.2	0.6	2.8
31 - 60	2.7	2.7	1.8
61 - 90	1.3	0.0	3.5
91 - 180	1.2	5.7	1.4
> 180	7.9	12.3	4.4
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	6/30/15	12/31/14	6/30/14
Fidelity Pennsylvania Municipal Money Market Fund	32 Days	38 Days	26 Days
Pennsylvania Tax-Free Money Market Funds Average*	28 Days	32 Days	33 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	6/30/15	12/31/14	6/30/14
Fidelity Pennsylvania Municipal Money Market Fund	32 Days	38 Days	26 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.
Asset Allocation (% of fund's net assets)
As of June 30, 2015	As of December 31, 2014
Variable Rate Demand Notes (VRDNs) 72.2%	Variable Rate Demand Notes (VRDNs) 67.5%
Other Municipal Debt 25.2%	Other Municipal Debt 21.7%
Investment Companies 3.3%	Investment Companies 8.3%
Net Other Assets (Liabilities) (0.7)%*	Net Other Assets (Liabilities) 2.5%

* Net Other Assets (Liabilities) are not included in the pie chart

Current and Historical Seven-Day Yields

	6/30/15	3/31/15	12/31/14	9/30/14	6/30/14
Fidelity Pennsylvania Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending June 30, 2015, the most recent period shown in the table, would have been -0.40%.

Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 72.2%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.36% 7/7/15, VRDN (b)(e)	$ 400,000	$ 400,000
Arkansas - 0.1%
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 0.33% 7/7/15, LOC Royal Bank of Scotland PLC, VRDN (b)(e)	600,000	600,000
Colorado - 0.4%
Colorado Hsg. & Fin. Auth. Solid Waste Rev. (Waste Mgmt., Inc. Proj.) 0.12% 7/7/15, LOC Wells Fargo Bank NA, VRDN (b)(e)	3,000,000	3,000,000
District Of Columbia - 0.1%
District of Columbia Rev. (American Psychological Assoc. Proj.) Series 2003, 0.14% 7/7/15, LOC Bank of America NA, VRDN (b)	800,000	800,000
Florida - 0.5%
Collier County Hsg. Fin. Auth. Multi-family Rev. (George Washington Carver Apts. Proj.) Series 2005, 0.18% 7/7/15, LOC PNC Bank NA, VRDN (b)(e)	3,220,000	3,220,000
Iowa - 0.5%
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.11% 7/7/15, VRDN (b)	3,200,000	3,200,000
Louisiana - 0.2%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.36% 7/7/15, VRDN (b)	300,000	300,000
Series 2010 B1, 0.27% 7/7/15, VRDN (b)	780,000	780,000
		1,080,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.36% 7/7/15, VRDN (b)(e)	400,000	400,000
New Jersey - 0.0%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2012 A, 0.21% 7/7/15, VRDN (b)(e)	300,000	300,000
Pennsylvania, New Jersey - 1.0%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2010 B, 0.1% 7/7/15, LOC Barclays Bank PLC, VRDN (b)	7,200,000	7,200,000
North Carolina - 0.3%
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.07% 7/7/15, LOC Cr. Industriel et Commercial, VRDN (b)	2,200,000	2,200,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Pennsylvania - 68.6%
Allegheny County Hosp. Dev. Auth. Rev.:
(Children's Institute Pittsburgh Proj.) Series 2005 A, 0.08% 7/7/15, LOC PNC Bank NA, VRDN (b)	$ 3,080,000	$ 3,080,000
(Jefferson Reg'l. Med. Ctr.) Series 2010 A, 0.08% 7/7/15, LOC PNC Bank NA, VRDN (b)	8,055,000	8,055,000
(South Hills Health Sys. Proj.) Series 2000 A, 0.08% 7/7/15, LOC PNC Bank NA, VRDN (b)	4,000,000	4,000,000
Allegheny County Indl. Dev. Auth. Health Care Rev. (Vincentian Collaborative Sys. Proj.) Series 2008 A, 0.08% 7/7/15, LOC PNC Bank NA, VRDN (b)	6,600,000	6,600,000
Allegheny County Indl. Dev. Auth. Rev.:
(The Watson Institute Friendship Academy Proj.) Series 2010, 0.08% 7/7/15, LOC PNC Bank NA, VRDN (b)	3,525,000	3,525,000
(Union Elec. Steel Co. Proj.) Series 1996 A, 0.13% 7/7/15, LOC PNC Bank NA, VRDN (b)(e)	3,120,000	3,120,000
(United Jewish Federation Proj.) Series 1996 A, 0.08% 7/7/15, LOC PNC Bank NA, VRDN (b)	4,090,000	4,090,000
BB&T Muni. Trust Participating VRDN Series BBT 08 1, 0.08% 7/7/15 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	2,000,000	2,000,000
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.):
Series 2008 B, 0.03% 7/1/15, LOC Bank of Nova Scotia, VRDN (b)	2,200,000	2,200,000
Series 2008 C, 0.04% 7/1/15, LOC Bank of Nova Scotia, VRDN (b)(e)	11,650,000	11,650,000
Bucks County Indl. Dev. Auth. Rev.:
(Lutheran Cmnty. at Telford Healthcare Ctr., Inc. Proj.) Series 2007 B, 0.27% 7/7/15, LOC Citizens Bank of Pennsylvania, VRDN (b)	3,500,000	3,500,000
(Snowball Real Estate LP Proj.) 0.26% 7/7/15, LOC Wells Fargo Bank NA, VRDN (b)(e)	1,110,000	1,110,000
Cambria County Indl. Dev. Auth. Rev. (American Nat'l. Red Cross Proj.) Series 2008, 0.09% 7/7/15, LOC JPMorgan Chase Bank, VRDN (b)	400,000	400,000
Cap. Region Wtr. Swr. Rev. Series 2014 B, 0.07% 7/7/15, LOC Manufacturers & Traders Trust Co., VRDN (b)	14,600,000	14,600,000
Chester County Health & Ed. Auth. Rev. 0.08% 7/7/15, LOC Manufacturers & Traders Trust Co., VRDN (b)	7,290,000	7,290,000
Chester County Intermediate Unit Rev. Series 2003, 0.06% 7/7/15, LOC PNC Bank NA, VRDN (b)	1,915,000	1,915,000
Crawford County Indl. Dev. Auth. College Rev. (Allegheny College Proj.) Series 2009 B, 0.09% 7/7/15, LOC PNC Bank NA, VRDN (b)	2,000,000	2,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Pennsylvania - continued
Cumberland County Muni. Auth. Rev.:
(Diakon Lutheran Social Ministries Proj.) Series 2014 B, 0.07% 7/7/15, LOC Manufacturers & Traders Trust Co., VRDN (b)	$ 7,355,000	$ 7,355,000
(Presbyterian Homes Proj.) Series 2008 B, 0.07% 7/7/15, LOC Bank of America NA, VRDN (b)	9,300,000	9,300,000
Delaware County Indl. Dev. Auth. Rev.:
(Covanta Energy Proj.) Series 2014 A, 0.11% 7/1/15, LOC Bank of America NA, VRDN (a)(b)	5,920,000	5,920,000
Series 2013 A, 0.11% 7/7/15, LOC Bank of America NA, VRDN (b)	14,465,000	14,465,000
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 B, 0.09% 7/7/15, LOC Manufacturers & Traders Trust Co., VRDN (b)	12,900,000	12,900,000
Geisinger Auth. Health Sys. Rev. Participating VRDN:
Series 15 ZF0174, 0.08% 7/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,785,000	2,785,000
Series Putters 0047, 0.08% 7/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,605,000	6,605,000
Series Putters 3915 Z, 0.08% 7/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,285,000	6,285,000
Haverford Township School District Series 2009, 0.06% 7/7/15, LOC TD Banknorth, NA, VRDN (b)	9,435,000	9,435,000
Lawrence County Gen. Oblig. Indl. Dev. Auth. 0.08% 7/7/15, LOC PNC Bank NA, VRDN (b)	2,000,000	2,000,000
Lower Merion School District Series 2009 B, 0.07% 7/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)	9,285,000	9,285,000
Luzerne County Convention Ctr. Series 2012, 0.08% 7/7/15, LOC PNC Bank NA, VRDN (b)	2,205,000	2,205,000
Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Kingswood Apts. Proj.) Series 2001 A, 0.07% 7/7/15, LOC Fannie Mae, VRDN (b)	12,675,000	12,675,000
Northeastern Pennsylvania Hosp. and Ed. Auth. Rev. (The Commonwealth Med. College Proj.) Series 2009, 0.07% 7/7/15, LOC PNC Bank NA, VRDN (b)	2,915,000	2,915,000
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Shippingport Proj.) Series 2002 A, 0.04% 7/1/15, LOC Bank of Nova Scotia, VRDN (b)(e)	750,000	750,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(Leidy's, Inc. Proj.) Series 1995 D7, 0.16% 7/7/15, LOC PNC Bank NA, VRDN (b)(e)	600,000	600,000
Series 2002 B5, 0.13% 7/7/15, LOC PNC Bank NA, VRDN (b)(e)	4,300,000	4,300,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.: - continued
Series 2004 B, 0.09% 7/7/15, LOC PNC Bank NA, VRDN (b)	$ 1,100,000	$ 1,100,000
Pennsylvania Econ. Dev. Fing. Auth. Manufacturing Facility Rev. (Dodge Realty Partners Proj.) Series 2007, 0.13% 7/7/15, LOC Citibank NA, VRDN (b)(e)	5,400,000	5,400,000
Pennsylvania Gen. Oblig. Participating VRDN:
Series MS 3382, 0.08% 7/7/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	5,000,000	5,000,000
Series Putters 3352Z, 0.08% 7/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,215,000	4,215,000
Series Putters 4014, 0.08% 7/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,000,000	3,000,000
Series ROC II R 11505, 0.07% 7/7/15 (Liquidity Facility Citibank NA) (b)(f)	11,000,000	11,000,000
Series ROC II R 14070, 0.08% 7/7/15 (Liquidity Facility Citibank NA) (b)(f)	8,000,000	8,000,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.):
Second Series, 0.06% 7/7/15, LOC JPMorgan Chase Bank, VRDN (b)	2,015,000	2,015,000
Series B, 0.07% 7/7/15, LOC JPMorgan Chase Bank, VRDN (b)	2,755,000	2,755,000
(Point Park College Proj.) 0.1% 7/7/15, LOC PNC Bank NA, VRDN (b)	800,000	800,000
(Univ. of Pennsylvania Health Sys. Proj.) Series 2008 A, 0.07% 7/7/15, LOC Bank of America NA, VRDN (b)	18,350,000	18,350,000
Participating VRDN:
ROC II R 11721, 0.08% 7/7/15 (Liquidity Facility Citibank NA) (b)(f)	7,500,000	7,500,000
Series MS 3252, 0.08% 7/7/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	5,840,000	5,840,000
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. Participating VRDN Series Putters 15 XM0010, 0.08% 7/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,035,000	5,035,000
Philadelphia Arpt. Rev.:
Series 2005 C1, 0.08% 7/7/15, LOC TD Banknorth, NA, VRDN (b)(e)	26,205,000	26,205,000
Series 2005 C2, 0.09% 7/7/15, LOC Royal Bank of Canada, VRDN (b)(e)	13,620,000	13,620,000
Philadelphia Auth. For Indl. Dev. Participating VRDN:
Series 15 ZF0167, 0.08% 7/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,500,000	2,500,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia Auth. For Indl. Dev. Participating VRDN: - continued
Series Putters 14 XM0005, 0.08% 7/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)	$ 5,000,000	$ 5,000,000
Philadelphia Auth. for Indl. Dev. Rev.:
(Spl. People in Northeast, Inc. Proj.) Series 2006, 0.35% 7/7/15, LOC Citizens Bank of Pennsylvania, VRDN (b)	1,475,000	1,475,000
(The Franklin Institute Proj.) Series 2006, 0.1% 7/7/15, LOC Bank of America NA, VRDN (b)	8,180,000	8,180,000
Philadelphia Auth. Indl. Dev. Lease Rev. Series 2007 B3, 0.07% 7/7/15, LOC PNC Bank NA, VRDN (b)	13,975,000	13,975,000
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.):
Eighth Series B, 0.08% 7/7/15, LOC Wells Fargo Bank NA, VRDN (b)	21,350,000	21,350,000
Eighth Series C, 0.1% 7/7/15, LOC Barclays Bank PLC, VRDN (b)	35,100,000	35,100,000
Eighth Series D, 0.06% 7/7/15, LOC Royal Bank of Canada, VRDN (b)	18,900,000	18,900,000
Fifth Series A2, 0.07% 7/7/15, LOC JPMorgan Chase Bank, VRDN (b)	9,450,000	9,450,000
Philadelphia Gen. Oblig. Series 2009 B, 0.07% 7/7/15, LOC Bank of New York, New York, VRDN (b)	4,450,000	4,450,000
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. Participating VRDN Series 15 F0114, 0.08% 7/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,330,000	5,330,000
Philadelphia Wtr. & Wastewtr. Rev. Series 1997 B, 0.06% 7/7/15, LOC TD Banknorth, NA, VRDN (b)	7,900,000	7,900,000
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev.:
Series 2008 B1, 0.07% 7/7/15, LOC Bank of America NA, VRDN (b)	19,400,000	19,400,000
Series 2008 B2, 0.06% 7/7/15, LOC Royal Bank of Canada, VRDN (b)	1,500,000	1,500,000
Ridley School District Series 2009, 0.06% 7/7/15, LOC TD Banknorth, NA, VRDN (b)	4,240,000	4,240,000
Washington County Hosp. Auth. Rev. (Monongahela Valley Hosp. Proj.) Series 2011 A, 0.08% 7/7/15, LOC PNC Bank NA, VRDN (b)	1,380,000	1,380,000
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 B, 0.08% 7/7/15, LOC PNC Bank NA, VRDN (b)	7,040,000	7,040,000
		475,920,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Texas - 0.3%
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Proj.) Series 2012, 0.09% 7/7/15, LOC JPMorgan Chase Bank, VRDN (b)(e)	$ 600,000	$ 600,000
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.12% 7/7/15, LOC JPMorgan Chase Bank, VRDN (b)(e)	300,000	300,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.2% 7/1/15, VRDN (b)	950,000	950,000
Series 2004, 0.29% 7/7/15, VRDN (b)(e)	200,000	200,000
Series 2010 B, 0.2% 7/1/15, VRDN (b)	300,000	300,000
		2,350,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $500,670,000)		500,670,000
Other Municipal Debt - 25.2%

Arizona - 0.2%
Arizona School Facilities Board Ctfs. of Prtn. Bonds Series 2005 A1, 5% 9/1/15	1,385,000	1,396,379
Georgia - 0.4%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds Series 2010 A1, 0.13%, tender 10/1/15 (Liquidity Facility Royal Bank of Canada) (b)	2,600,000	2,600,000
Massachusetts - 0.3%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992, 0.45% tender 7/16/15, CP mode	2,200,000	2,200,000
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 A, 0.48% tender 7/16/15, CP mode (e)	1,200,000	1,200,000
Pennsylvania - 24.0%
Allegheny County Hosp. Dev. Auth. Rev. Bonds Series 2008 A, 5% 9/1/15	875,000	881,928
Pennsylvania Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Bonds Series 2012 A:
4% 7/1/15	4,205,000	4,205,000
5% 7/1/15	3,845,000	3,845,000
5% 1/1/16	2,000,000	2,048,179
5% 7/1/16	14,975,000	15,672,854
Other Municipal Debt - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Gen. Oblig. Bonds:
Second Series 2005, 5% 1/1/16 (Pre-Refunded to 1/1/16 @ 100)	$ 690,000	$ 706,478
Series 2005 1, 5% 7/1/15	3,025,000	3,025,000
Series 2005 2, 5% 1/1/16 (Pre-Refunded to 1/1/16 @ 100)	4,000,000	4,094,954
Series 2005:
5% 1/1/16	3,600,000	3,686,389
5% 1/1/16 (Pre-Refunded to 1/1/16 @ 100)	960,000	983,173
5% 1/1/16 (Pre-Refunded to 1/1/16 @ 100)	1,000,000	1,024,244
Series 2006, 5% 3/1/16	7,300,000	7,531,869
Series 2009 2:
5% 7/1/15	18,325,000	18,325,000
5% 4/15/16	5,000,000	5,187,337
Series 2010 3A, 5% 7/15/15	5,800,000	5,810,893
Series 2010 A:
5% 5/1/16	1,100,000	1,143,056
5% 6/1/16	2,675,000	2,789,889
Series 2011 1, 5% 11/15/15	6,000,000	6,108,866
Series 2012, 5% 7/1/15	8,300,000	8,300,000
Series 2013 2, 5% 10/15/15	1,100,000	1,115,242
Series 2014, 5% 7/1/15	5,500,000	5,500,000
5% 10/1/15	1,355,000	1,371,608
5% 1/1/16 (Pre-Refunded to 1/1/16 @ 100)	1,000,000	1,023,010
5% 2/15/16	3,500,000	3,604,096
5.375% 7/1/16	4,235,000	4,444,294
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds:
Series 2005 B, 5% 8/15/15 (Escrowed to Maturity)	800,000	804,517
Series WF 11 26C, 0.14%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	5,000,000	5,000,000
Pennsylvania Infrastructure Invt. Auth. Rev. Series 2010 A:
0.12% 7/1/15, LOC Bank of America NA, CP	8,000,000	8,000,000
0.12% 7/1/15, LOC Bank of America NA, CP	5,000,000	5,000,000
Pennsylvania State Univ. Bonds Series 2009 A, 5% 3/1/16	1,000,000	1,031,443
Philadelphia Arpt. Rev. Series B3, 0.12% 9/9/15, LOC Wells Fargo Bank NA, CP (e)	7,000,000	7,000,000
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed.:
BAN Series 2014, 2% 7/22/15	7,000,000	7,007,564
Bonds:
(Univ. Cap. Proj.) Series 2005 C:
0.06% tender 7/1/15, CP mode	2,000,000	2,000,000
0.09% tender 8/3/15, CP mode	7,300,000	7,300,000
Other Municipal Debt - continued
	Principal Amount	Value
Pennsylvania - continued
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed.: - continued
Bonds:
Series 2014 B2:
0.1% tender 8/17/15, CP mode	$ 3,650,000	$ 3,650,000
0.11% tender 8/19/15, CP mode	7,000,000	7,000,000
		166,221,883
Virginia - 0.1%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 0.45% tender 7/10/15, CP mode (e)	500,000	500,000
West Virginia - 0.0%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1996, 0.5% tender 7/23/15, CP mode (e)	200,000	200,000
TOTAL OTHER MUNICIPAL DEBT (Cost $174,318,262)		174,318,262
Investment Company - 3.3%
	Shares
Fidelity Municipal Cash Central Fund, 0.06% (c)(d) (Cost $23,004,800)	23,004,800	23,004,800
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $697,993,062)		697,993,062
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(4,520,235)
NET ASSETS - 100%		$ 693,472,827
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
BAN	-	BOND ANTICIPATION NOTE
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,920,000 or 1.6% of net assets.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,000,000 or 0.7% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series WF 11 26C, 0.14%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA)	5/30/13	$ 5,000,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 11,985
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $674,988,262)	$ 674,988,262
Fidelity Central Funds (cost $23,004,800)	23,004,800
Total Investments (cost $697,993,062)		$ 697,993,062
Cash		11,495
Receivable for investments sold		419
Receivable for fund shares sold		8,467,793
Interest receivable		2,330,708
Distributions receivable from Fidelity Central Funds		2,470
Receivable from investment adviser for expense reductions		5,013
Other receivables		786
Total assets		708,811,746

Liabilities
Payable for investments purchased	$ 8,686,252
Payable for fund shares redeemed	6,594,714
Distributions payable	336
Accrued management fee	57,385
Other affiliated payables	225
Other payables and accrued expenses	7
Total liabilities		15,338,919

Net Assets		$ 693,472,827
Net Assets consist of:
Paid in capital		$ 693,465,096
Distributions in excess of net investment income		(36)
Accumulated undistributed net realized gain (loss) on investments		7,767
Net Assets, for 693,254,319 shares outstanding		$ 693,472,827
Net Asset Value, offering price and redemption price per share ($693,472,827 ÷ 693,254,319 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2015 (Unaudited)

Investment Income
Interest		$ 284,965
Income from Fidelity Central Funds		11,985
Total income		296,950

Expenses
Management fee	$ 1,818,146
Independent trustees' compensation	1,460
Tax expense	1,919
Total expenses before reductions	1,821,525
Expense reductions	(1,560,608)	260,917
Net investment income (loss)		36,033
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(988)
Net increase in net assets resulting from operations		$ 35,045

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2015 (Unaudited)	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 36,033	$ 74,265
Net realized gain (loss)	(988)	40,805
Net increase in net assets resulting from operations	35,045	115,070
Distributions to shareholders from net investment income	(36,069)	(74,125)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	819,896,740	1,863,275,499
Reinvestment of distributions	34,022	70,651
Cost of shares redeemed	(886,924,367)	(1,892,615,443)
Net increase (decrease) in net assets and shares resulting from share transactions	(66,993,605)	(29,269,293)
Total increase (decrease) in net assets	(66,994,629)	(29,228,348)

Net Assets
Beginning of period	760,467,456	789,695,804
End of period (including distributions in excess of net investment income of $36 and $0, respectively)	$ 693,472,827	$ 760,467,456

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss) F	-	-	-	-	-	-
Distributions from net investment income F	-	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB, C	-%	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsD, E
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.07%A	.07%	.11%	.18%	.22%	.30%
Expenses net of all reductions	.07%A	.07%	.11%	.18%	.22%	.30%
Net investment income (loss)	.01% A	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 693,473	$ 760,467	$ 789,696	$ 788,486	$ 686,162	$ 670,790

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2015 (Unaudited)

1. Organization.

Fidelity® Pennsylvania Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Pennsylvania Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between funds. Each Fund may be affected by economic and political developments in the state of Pennsylvania.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Income Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. During the period, the Money Market Fund incurred a corporate tax liability on undistributed long-term capital gain which is included in Tax expense on the Statement of Operations. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and losses deferred due to excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Pennsylvania Municipal Income Fund	$ 423,999,158	$ 20,718,471	$ (1,454,248)	$ 19,264,223
Fidelity Pennsylvania Municipal Money Market Fund	697,993,062	-	-	-

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days may be subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered.

Semiannual Report

3. Significant Accounting Policies - continued

Restricted Securities - continued

Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

New Rule Issuance. In July 2014, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-9616, Money Market Fund Reform; Amendments to Form PF, which amends the rules governing money market funds. The final amendments impose different implementation dates for the changes that certain money market funds will need to make. Management is currently evaluating the implication of these amendments and their impact of the Final Rule to the Money Market Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $41,062,536 and $24,885,309, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Income Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .36% of the Fund's average net assets.

Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Money Market Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of. 50% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Pursuant to the transfer agent contract approved by the Board of Trustees effective May 1, 2015, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. Under the terms of the management fee contract, the investment adviser pays transfer agent fees on behalf of the Money Market Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the Income Fund's transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Pennsylvania Municipal Income Fund	.08%

Prior to May 1, 2015, Citibank, N.A. was the transfer, dividend disbursing and shareholder servicing agent for the Funds. Prior to May 8, 2015, Citibank, N.A. was the custodian for the Funds.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Pennsylvania Municipal Income Fund	$ 360

During the period, the Income Fund did not borrow on this line of credit.

Semiannual Report

7. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $1,559,064.

Through arrangements with the Income Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

Custody expense reduction

Fidelity Pennsylvania Municipal Income Fund	$ 3,170

In addition, through an arrangement with the Money Market Fund's custodian, $1,544 of credits realized as a result of certain uninvested cash balances were used to reduce the Fund's management fee.

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Investment Management
(U.K.) Limited

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(Japan) Limited

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

PFR-USAN-0815
1.787788.112

Fidelity®

Minnesota Municipal Income

Fund

Semiannual Report

June 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1, 2015 to June 30, 2015
Actual	.50%	$ 1,000.00	$ 1,002.70	$ 2.48
Hypothetical A		$ 1,000.00	$ 1,022.32	$ 2.51

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Sectors as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	37.8	40.6
Health Care	21.8	22.4
Electric Utilities	14.9	13.4
Education	8.8	8.9
Transportation	7.9	8.1
Weighted Average Maturity as of June 30, 2015
		6 months ago
Years	5.3	5.3

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2015
6 months ago
Years	5.6	5.5

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of June 30, 2015	As of December 31, 2014
AAA 2.7%	AAA 3.3%
AA,A 84.4%	AA,A 85.7%
BBB 6.8%	BBB 7.2%
BB and Below 0.4%	BB and Below 0.4%
Not Rated 4.3%	Not Rated 1.4%
Short-Term Investments and Net Other Assets 1.4%	Short-Term Investments and Net Other Assets 2.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P ® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.6%
	Principal Amount	Value
Guam - 0.9%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/23	$ 1,500,000	$ 1,541,145
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/17 (c)	800,000	858,760
6.25% 10/1/34 (c)	850,000	1,001,963
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/21 (FSA Insured)	1,100,000	1,283,876
		4,685,744
Minnesota - 97.5%
Alexandria Independent School District #206 Gen. Oblig. (Minnesota School District Cr. Enhancement Prog.) Series 2008 A, 5% 2/1/17 (FSA Insured)	1,000,000	1,067,810
Anoka-Hennepin Independent School District 11 Series 2014 A:
5% 2/1/23	805,000	937,559
5% 2/1/24	1,110,000	1,296,724
5% 2/1/25	1,015,000	1,174,020
5% 2/1/26	1,220,000	1,397,193
5% 2/1/27	1,285,000	1,459,195
5% 2/1/28	1,345,000	1,514,430
5% 2/1/29	1,415,000	1,584,276
5% 2/1/34	1,800,000	1,981,566
Breckenridge Gen. Oblig. (Catholic Health Initiatives Proj.) Series 2004 A, 5% 5/1/30	4,575,000	4,584,928
Burnsville-Eagan-Savage Independent School District #191 Gen. Oblig. (Minnesota School District Cr. Enhancement Prog.) Series 2007 A, 5% 2/1/17 (FSA Insured)	525,000	560,600
Chaska Independent School District #112 Gen. Oblig.:
(Cr. Enhancement Prog.):
Series 2012 A:
5% 2/1/19	4,090,000	4,614,583
5% 2/1/22	4,975,000	5,825,974
Series 2013 A, 4% 2/1/19	4,550,000	4,975,425
(School Bldg. Proj.) Series 2007 A, 5% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750,000	800,858
Series 2009 A, 5% 2/1/17	1,000,000	1,067,810
Cloquet Independent School District #94 Series 2015 B:
5% 2/1/28	3,030,000	3,541,767
5% 2/1/31	1,245,000	1,429,546
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Ctr. City Health Care Facilities (Hazelden Betty Ford Foundation Proj.) Series 2014:
5% 11/1/23	$ 775,000	$ 910,780
5% 11/1/25	250,000	291,263
5% 11/1/26	500,000	577,675
5% 11/1/27	400,000	458,300
Duluth Independent School District #709 Ctfs. of Prtn. Series 2009 B:
4% 3/1/16	1,445,000	1,460,317
4% 3/1/17	1,495,000	1,539,880
4% 3/1/18	1,235,000	1,285,141
5% 3/1/30	2,535,000	2,589,959
Hennepin County Sales Tax Rev. (Ballpark Proj.) Series 2007 A, 5% 12/15/24	1,000,000	1,099,050
Jordan Ind. School District Series 2014 A:
5% 2/1/28	1,000,000	1,159,460
5% 2/1/29	1,000,000	1,152,050
5% 2/1/30	1,245,000	1,427,891
Lakeville Independent School District #194 Series 2012 D:
5% 2/1/18	5,185,000	5,709,774
5% 2/1/20	1,570,000	1,808,781
Maple Grove Health Care Sys. Rev. (Maple Grove Hosp. Corp. Proj.) Series 2007:
5% 5/1/16	1,000,000	1,030,960
5.25% 5/1/24	1,500,000	1,593,570
5.25% 5/1/25	2,000,000	2,121,800
5.25% 5/1/28	3,720,000	3,931,408
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev.:
(Children's Health Care Proj.):
Series 1995 B, 5% 8/15/25 (FSA Insured)	3,000,000	3,392,850
Series 2010 A, 5.25% 8/15/25	1,000,000	1,150,760
(Children's Hospitals and Clinics Proj.) Series 2004 A1, 5% 8/15/34 (FSA Insured)	500,000	546,870
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2007 A, 5% 1/1/21	5,000,000	5,303,500
Series 2007 B, 5% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,122,620
Series 2010 D, 5% 1/1/17 (c)	4,155,000	4,405,297
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.: - continued
Series 2012 B:
5% 1/1/26	$ 1,250,000	$ 1,446,575
5% 1/1/27	1,500,000	1,722,270
Series 2014 A:
5% 1/1/26	3,015,000	3,522,847
5% 1/1/28	4,000,000	4,553,640
5% 1/1/29	2,150,000	2,433,886
5% 1/1/30	2,000,000	2,251,440
5% 1/1/31	6,020,000	6,743,664
Series B, 5% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,830,000	3,001,781
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.):
Series 2005 D, 5% 11/15/34 (AMBAC Insured)	5,120,000	5,180,723
Series 2008 B, 6.5% 11/15/38 (Assured Guaranty Corp. Insured)	3,500,000	3,982,580
Minnesota 911 Rev.:
(Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/21 (Assured Guaranty Corp. Insured)	2,220,000	2,541,589
5% 6/1/21	2,000,000	2,289,720
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/16 (Assured Guaranty Corp. Insured)	415,000	426,458
5% 2/15/17 (Assured Guaranty Corp. Insured)	1,975,000	2,104,975
5% 2/15/30 (Assured Guaranty Corp. Insured)	3,750,000	4,048,650
5.25% 2/15/23 (Assured Guaranty Corp. Insured)	1,660,000	1,876,796
5.5% 2/15/25 (Assured Guaranty Corp. Insured)	2,500,000	2,854,900
Minnesota Gen. Oblig.:
Series 2008 A, 5% 6/1/21	3,300,000	3,662,637
Series 2010 A, 5% 8/1/27	5,000,000	5,779,700
Series 2010 D:
5% 8/1/21	1,000,000	1,169,160
5% 8/1/22	5,000,000	5,832,500
5% 8/1/23	10,000,000	11,638,500
Series 2011 B:
5% 10/1/24	2,500,000	2,931,175
5% 10/1/30	3,000,000	3,454,800
Series 2013 A, 5% 8/1/25	3,780,000	4,564,804
Series 2013 D, 5% 10/1/23	3,000,000	3,644,640
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Minnesota Gen. Oblig.: - continued
5% 6/1/21 (Pre-Refunded to 6/1/16 @ 100)	$ 1,415,000	$ 1,473,850
5% 8/1/22	2,545,000	2,760,638
5% 8/1/22 (Pre-Refunded to 8/1/17 @ 100)	55,000	59,755
5% 8/1/24	4,780,000	5,651,776
5% 8/1/24 (Pre-Refunded to 8/1/22 @ 100)	220,000	263,465
5% 11/1/26 (Pre-Refunded to 11/1/16 @ 100)	790,000	837,985
Minnesota Higher Ed. Facilities Auth. Rev.:
(College of St. Scholastica, Inc. Proj.) Series Seven-H, 5.25% 12/1/35	1,000,000	1,075,870
(Gustovus Adolphus College Proj.) Series Seven-B:
5% 10/1/22	2,250,000	2,548,238
5% 10/1/23	1,000,000	1,132,110
(Hamline Univ. Proj.) Series Seven-E:
5% 10/1/17	1,565,000	1,666,772
5% 10/1/19	1,000,000	1,102,820
(Macalester College Proj.) Series Six-P:
5% 3/1/21	2,315,000	2,462,836
5% 3/1/22	2,535,000	2,696,454
(St. Olaf College Proj.) Series Six-O, 5% 10/1/15 (Pre-Refunded to 10/1/15 @ 100)	1,000,000	1,011,100
(Univ. of St. Thomas Proj.):
Series Seven-A, 5% 10/1/39	1,650,000	1,811,288
Series Six-I, 5% 4/1/23	1,000,000	1,031,280
Series Six-X, 5.25% 4/1/39	1,500,000	1,585,365
Series G8, 5% 12/1/31 (a)	1,000,000	1,144,840
Series Seven-Q:
5% 10/1/17	495,000	532,605
5% 10/1/18	400,000	439,392
5% 10/1/19	780,000	875,238
5% 10/1/20	1,140,000	1,287,983
Minnesota Hsg. Fin. Agcy. Series 2015 A:
5% 8/1/29	1,000,000	1,147,490
5% 8/1/30	1,000,000	1,141,550
5% 8/1/31	1,000,000	1,138,170
5% 8/1/32	1,000,000	1,144,090
5% 8/1/33	1,000,000	1,128,940
Minnesota Muni. Pwr. Agcy. Elec. Rev.:
Series 2007, 5.25% 10/1/22	1,000,000	1,087,450
Series 2014 A:
5% 10/1/25	200,000	234,872
5% 10/1/26	830,000	970,303
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Minnesota Muni. Pwr. Agcy. Elec. Rev.: - continued
Series 2014:
5% 10/1/26	$ 630,000	$ 736,495
5% 10/1/27	750,000	870,188
5% 10/1/30	1,000,000	1,139,470
Minnesota State Colleges & Univs. Board of Trustees Rev.:
Series 2005 A, 5% 10/1/18 (Pre-Refunded to 10/1/15 @ 100)	1,465,000	1,481,906
Series 2009 A:
4% 10/1/17	1,445,000	1,542,263
4% 10/1/18	1,490,000	1,621,016
4% 10/1/19	1,550,000	1,713,138
4% 10/1/20	1,580,000	1,758,698
Series 2011 A, 5% 10/1/30	1,495,000	1,682,847
Series 2013 A:
4% 10/1/18	2,210,000	2,404,325
4% 10/1/19	2,300,000	2,542,075
4% 10/1/20	2,385,000	2,658,655
Minnesota State Gen. Fdg. Rev.:
Series 2012 B:
5% 3/1/27	12,840,000	14,812,730
5% 3/1/28	4,275,000	4,906,375
5% 3/1/29	2,250,000	2,567,543
5% 6/1/27	5,000,000	5,824,950
5% 6/1/38	5,000,000	5,510,100
North Saint Paul-Maplewood-Oakdale Independent School District 622 Series 2006 B:
5% 2/1/17 (FSA Insured)	1,525,000	1,628,410
5% 8/1/17 (FSA Insured)	1,575,000	1,682,053
Northern Muni. Pwr. Agcy. Elec. Sys. Rev.:
Series 2010 A1:
5% 1/1/19	3,010,000	3,378,514
5% 1/1/20	2,100,000	2,398,095
Series 2013 A:
5% 1/1/23	850,000	994,262
5% 1/1/24	650,000	751,673
5% 1/1/25	975,000	1,118,247
5% 1/1/31	1,740,000	1,912,973
Series A, 5% 1/1/18 (Assured Guaranty Corp. Insured)	3,180,000	3,480,033
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Northfield Hosp. Rev. Series 2006:
5.375% 11/1/26	$ 1,000,000	$ 1,048,130
5.5% 11/1/16	1,025,000	1,068,030
Ramsey County Gen. Oblig. Series 2012 B:
5% 2/1/19	1,585,000	1,798,389
5% 2/1/20	1,635,000	1,896,208
5% 2/1/21	1,350,000	1,587,330
Rochester Elec. Util. Rev.:
Series 2007 C, 5% 12/1/30	2,000,000	2,109,980
Series 2013 B:
5% 12/1/26	570,000	667,487
5% 12/1/27	275,000	319,789
5% 12/1/28	275,000	318,230
5% 12/1/43	1,000,000	1,112,200
Rochester Gen. Oblig. Series 2012 A, 5% 2/1/23	4,400,000	5,205,816
Rochester Health Care Facilities Rev.:
(Mayo Clinic Proj.) Series 2008 E, 5% 11/15/38	4,000,000	4,468,280
(Mayo Foundation Proj.) Series 2006, 5% 11/15/36	2,000,000	2,066,260
(Olmsted Med. Ctr. Proj.) Series 2013:
5% 7/1/17	650,000	699,134
5% 7/1/18	685,000	754,966
5% 7/1/21	790,000	904,842
5% 7/1/22	350,000	399,742
5% 7/1/24	300,000	344,622
5% 7/1/27	245,000	273,849
5% 7/1/28	225,000	249,494
5% 7/1/33	1,225,000	1,332,469
Bonds:
(Mayo Clinic Proj.):
Series 2011, 4%, tender 11/15/18 (b)	2,475,000	2,693,864
Series B, 4%, tender 11/15/18 (b)	3,000,000	3,265,290
(Mayo Foundation Proj.) Series C, 4.5%, tender 11/15/21 (b)	1,100,000	1,264,109
Saint Cloud Health Care Rev.:
(CentraCare Health Sys. Proj.) Series 2010 A, 5.125% 5/1/30	5,005,000	5,576,171
Series 2014 B, 5% 5/1/22	1,950,000	2,271,126
Saint Paul Hsg. & Redev. Auth. Hosp. Rev.:
(Healtheast Care Sys. Proj.) Series 2015 A, 5% 11/15/27	2,515,000	2,706,542
(HealthEast Care Sys. Proj.) Series 2015 A, 5% 11/15/29	1,750,000	1,863,488
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Saint Paul Hsg. & Redev. Auth. Hosp. Rev.: - continued
(HealthEast Care Sys. Proj.) Series 2015 A, 5% 11/15/30	$ 1,585,000	$ 1,678,230
Saint Paul Port Auth. Series 2007-2, 5% 3/1/37	1,500,000	1,583,580
Saint Paul Port Auth. Lease Rev.:
(HealthEast Midway Campus Proj.) Series 2003 A, 5.75% 5/1/25	2,000,000	2,000,000
(Regions Hosp. Package Proj.) Series 2007-1:
5% 8/1/15	480,000	480,782
5% 8/1/16	500,000	508,695
Series 2013, 5% 12/1/21	4,900,000	5,766,320
Saint Paul Sales Tax Rev. Series 2014 G:
5% 11/1/26	1,000,000	1,171,270
5% 11/1/28	1,000,000	1,149,230
Shakopee Health Care Facilities Rev. Series 2014:
5% 9/1/23	1,895,000	2,234,755
5% 9/1/24	1,000,000	1,191,640
5% 9/1/25	1,345,000	1,580,039
5% 9/1/26	575,000	669,927
5% 9/1/28	1,000,000	1,146,070
5% 9/1/34	1,040,000	1,139,882
Shakopee Independent School District #720:
Series 2012, 5% 2/1/21	1,000,000	1,169,420
Series 2013 A:
5% 2/1/19	2,940,000	3,324,787
5% 2/1/22	1,700,000	2,005,592
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
(Cap. Appreciation) Series 1994 A:
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,210,000	5,923,409
0% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,670,000	13,124,222
0% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,165,000	2,282,915
Series 2009 A:
5.25% 1/1/30	2,000,000	2,222,820
5.5% 1/1/24	500,000	566,225
0% 1/1/18 (AMBAC Insured)	125,000	121,728
Spring Lake Park Independent School District #16 Series 2006 A, 5% 2/1/29 (Pre-Refunded to 2/1/16 @ 100)	4,000,000	4,100,600
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.):
Series 2008 C:
5.5% 7/1/17 (Escrowed to Maturity)	$ 535,000	$ 584,669
5.75% 7/1/30 (Pre-Refunded to 7/1/18 @ 100)	3,715,000	4,223,435
Series 2009, 5.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	9,015,000	10,572,251
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev.:
(Allina Health Sys. Proj.):
Series 2007 A:
5% 11/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	240,000	244,037
5% 11/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,100,000	2,285,493
Series 2009 A1, 5.25% 11/15/29	3,000,000	3,388,860
(HealthPartners Oblig. Group Proj.) Series 2006:
5% 5/15/16 (Escrowed to Maturity)	345,000	358,217
5.25% 5/15/17 (Pre-Refunded to 11/15/16 @ 100)	590,000	626,804
5.25% 5/15/26 (Pre-Refunded to 11/15/16 @ 100)	1,000,000	1,062,380
5.25% 5/15/36 (Pre-Refunded to 11/15/16 @ 100)	1,000,000	1,062,380
Series 2007 A, 5% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,725,000	1,887,098
Series 2009 A2, 5.5% 11/15/24	2,000,000	2,318,360
Series 2015 A:
5% 7/1/29	5,000,000	5,681,650
5% 7/1/30	5,000,000	5,649,950
Univ. of Minnesota Gen. Oblig.:
Series 2009 A:
5% 4/1/23	200,000	227,054
5.125% 4/1/34	1,000,000	1,116,520
5.25% 4/1/29	1,000,000	1,136,900
Series 2009 C, 5% 12/1/21	1,000,000	1,141,980
Series 2011 D:
5% 12/1/23	1,180,000	1,391,727
5% 12/1/26	1,020,000	1,195,664
5% 12/1/36	1,000,000	1,110,160
Univ. of Minnesota Spl. Purp. Rev.:
(Biomedical Science Research Facilities Fdg. Prog.) Series 2013 C, 5% 8/1/38	5,275,000	5,870,073
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Univ. of Minnesota Spl. Purp. Rev.: - continued
(State Supported Biomedical Science Research Facilities Fdg. Prog.) Series 2011 B, 5% 8/1/25	$ 2,095,000	$ 2,439,481
(State Supported Stadium Proj.) Series 2006, 5% 8/1/29	4,000,000	4,174,560
Series 2010 A, 5% 8/1/25	1,800,000	2,114,100
Virginia Hsg. & Redev. Auth. Health Care Facility Lease Rev. Series 2005, 5.25% 10/1/25	440,000	444,242
West Saint Paul Independent School District #197 Series 2012 A, 4% 2/1/24	3,530,000	3,869,092
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev.:
Series 1977 A, 6.375% 1/1/16 (Escrowed to Maturity)	170,000	175,081
Series 2012 A:
5% 1/1/26	5,000,000	5,796,800
5% 1/1/27	2,150,000	2,472,135
5% 1/1/30	1,000,000	1,133,210
Series 2014 A:
5% 1/1/31	1,750,000	1,999,235
5% 1/1/35	1,595,000	1,798,028
5% 1/1/40	1,500,000	1,662,795
5% 1/1/46	10,000,000	11,000,500
		490,729,085
Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/25	1,000,000	1,098,840
TOTAL INVESTMENT PORTFOLIO - 98.6% (Cost $478,384,159)	496,513,669
NET OTHER ASSETS (LIABILITIES) - 1.4%	6,875,343
NET ASSETS - 100%	$ 503,389,012
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	37.8%
Health Care	21.8%
Electric Utilities	14.9%
Education	8.8%
Transportation	7.9%
Escrowed/Pre-Refunded	5.3%
Others* (Individually Less Than 5%)	3.5%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2015 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $478,384,159)		$ 496,513,669
Cash		1,620,237
Receivable for fund shares sold		83,429
Interest receivable		6,967,101
Other receivables		1,656
Total assets		505,186,092

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 1,145,950
Payable for fund shares redeemed	98,542
Distributions payable	324,379
Accrued management fee	150,947
Other affiliated payables	47,957
Other payables and accrued expenses	29,305
Total liabilities		1,797,080

Net Assets		$ 503,389,012
Net Assets consist of:
Paid in capital		$ 484,105,378
Undistributed net investment income		123,305
Accumulated undistributed net realized gain (loss) on investments		1,030,819
Net unrealized appreciation (depreciation) on investments		18,129,510
Net Assets, for 43,247,648 shares outstanding		$ 503,389,012
Net Asset Value, offering price and redemption price per share ($503,389,012 ÷ 43,247,648 shares)		$ 11.64

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2015 (Unaudited)

Investment Income
Interest		$ 8,084,618

Expenses
Management fee	$ 915,743
Transfer agent fees	221,106
Accounting fees and expenses	65,399
Custodian fees and expenses	9,096
Independent trustees' compensation	1,021
Registration fees	24,247
Audit	24,378
Legal	5,499
Miscellaneous	1,623
Total expenses before reductions	1,268,112
Expense reductions	(1,954)	1,266,158
Net investment income (loss)		6,818,460
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,115,735
Change in net unrealized appreciation (depreciation) on investment securities		(6,660,332)
Net gain (loss)		(5,544,597)
Net increase (decrease) in net assets resulting from operations		$ 1,273,863

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2015 (Unaudited)	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,818,460	$ 13,935,648
Net realized gain (loss)	1,115,735	2,299,174
Change in net unrealized appreciation (depreciation)	(6,660,332)	16,265,355
Net increase (decrease) in net assets resulting from operations	1,273,863	32,500,177
Distributions to shareholders from net investment income	(6,817,353)	(13,933,894)
Distributions to shareholders from net realized gain	(215,881)	(2,683,454)
Total distributions	(7,033,234)	(16,617,348)
Share transactions
Proceeds from sales of shares	26,966,490	55,468,388
Reinvestment of distributions	4,981,006	11,837,627
Cost of shares redeemed	(29,114,791)	(57,891,076)
Net increase (decrease) in net assets resulting from share transactions	2,832,705	9,414,939
Redemption fees	1,642	2,975
Total increase (decrease) in net assets	(2,925,024)	25,300,743

Net Assets
Beginning of period	506,314,036	481,013,293
End of period (including undistributed net investment income of $123,305 and undistributed net investment income of $122,198, respectively)	$ 503,389,012	$ 506,314,036
Other Information Shares
Sold	2,290,084	4,752,611
Issued in reinvestment of distributions	423,760	1,013,005
Redeemed	(2,479,844)	(4,965,687)
Net increase (decrease)	234,000	799,929

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.77	$ 11.39	$ 11.99	$ 11.80	$ 11.25	$ 11.38
Income from Investment Operations
Net investment income (loss) D	.158	.329	.333	.371	.403	.393
Net realized and unrealized gain (loss)	(.125)	.443	(.559)	.204	.601	(.115)
Total from investment operations	.033	.772	(.226)	.575	1.004	.278
Distributions from net investment income	(.158)	(.329)	(.333)	(.370)	(.403)	(.394)
Distributions from net realized gain	(.005)	(.063)	(.041)	(.015)	(.051)	(.014)
Total distributions	(.163)	(.392)	(.374)	(.385)	(.454)	(.408)
Redemption fees added to paid in capital D, F	-	-	-	-	-	-
Net asset value, end of period	$ 11.64	$ 11.77	$ 11.39	$ 11.99	$ 11.80	$ 11.25
Total Return B, C	.27%	6.85%	(1.91)%	4.91%	9.09%	2.42%
Ratios to Average Net Assets E
Expenses before reductions	.50% A	.49%	.50%	.49%	.49%	.50%
Expenses net of fee waivers, if any	.50% A	.49%	.50%	.49%	.49%	.50%
Expenses net of all reductions	.50% A	.49%	.49%	.49%	.49%	.49%
Net investment income (loss)	2.71% A	2.82%	2.85%	3.09%	3.50%	3.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 503,389	$ 506,314	$ 481,013	$ 558,353	$ 519,092	$ 497,673
Portfolio turnover rate	12% A	15%	14%	15%	9%	13%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2015 (Unaudited)

1. Organization.

Fidelity® Minnesota Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of Minnesota.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and losses deferred due to futures contracts.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 19,645,847
Gross unrealized depreciation	(1,499,199)
Net unrealized appreciation (depreciation) on securities	$ 18,146,648

Tax cost	$ 478,367,021

At the prior fiscal period end, the Fund was required to defer approximately $15,834 of losses on futures contracts.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of

Semiannual Report

2. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $37,116,904 and $29,083,492, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .36% of the Fund's average net assets.

Transfer Agent Fees. Pursuant to the transfer agent contract approved by the Board of Trustees effective May 1, 2015, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annualized rate of .09% of average net assets.

Prior to May 1, 2015, Citibank, N.A. was the transfer, dividend disbursing and shareholder servicing agent for the Fund. Prior to May 8, 2015, Citibank, N.A. was the custodian for the Fund.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $402 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,954.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research (Japan) Limited

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

MNF-USAN-0815
1.787786.112

Fidelity®

Michigan Municipal
Income Fund

and

Fidelity

Michigan Municipal Money Market Fund

Semiannual Report

June 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity® Michigan Municipal Income Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Michigan Municipal Money Market Fund
Investment Changes/ Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the Financial Statements

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1, 2015 to June 30, 2015
Fidelity Michigan Municipal Income Fund	.51%
Actual		$ 1,000.00	$ 1,004.60	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.27	$ 2.56
Fidelity Michigan Municipal Money Market Fund	.07%
Actual		$ 1,000.00	$ 1,000.05	$ .35
HypotheticalA		$ 1,000.00	$ 1,024.45	$ .35

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Michigan Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	34.1	35.7
Health Care	21.2	23.6
Escrowed/Pre-Refunded	10.7	6.2
Water & Sewer	8.6	10.4
Education	6.3	7.4
Weighted Average Maturity as of June 30, 2015
		6 months ago
Years	5.3	4.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2015
6 months ago
Years	5.6	5.5

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of June 30, 2015	As of December 31, 2014
AAA 4.3%	AAA 2.8%
AA,A 83.2%	AA,A 90.5%
BBB 4.3%	BBB 4.3%
BB and Below 0.2%	BB and Below 0.2%
Not Rated 2.1%	Not Rated 0.5%
Short-Term Investments and Net Other Assets 5.9%	Short-Term Investments and Net Other Assets 1.7%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Michigan Municipal Income Fund

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 94.1%
	Principal Amount	Value
Guam - 0.9%
Guam Ed. Fing. Foundation Ctfs. of Prtn.:
(Guam Pub. School Facilities Proj.) Series 2006 A, 5% 10/1/16	$ 1,045,000	$ 1,086,978
Series 2006 A, 5% 10/1/23	1,000,000	1,027,430
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/16 (b)	950,000	992,199
6.25% 10/1/34 (b)	1,000,000	1,178,780
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/23 (FSA Insured)	1,175,000	1,379,814
		5,665,201
Michigan - 92.7%
Algonac Cmnty. Schools Series 2008, 5.25% 5/1/28 (FSA Insured)	1,575,000	1,737,887
Allegan Pub. School District Series 2008, 5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,545,000	1,600,079
Ann Arbor Econ. Dev. Corp. Ltd. Oblig. Rev. (Glacier Hills, Inc. Proj.) 8.375% 1/15/19 (Escrowed to Maturity)	1,337,000	1,501,531
Bay City School District Rev.:
5% 11/1/25	1,000,000	1,151,420
5% 11/1/26	1,000,000	1,140,620
5% 11/1/27	700,000	792,099
5% 11/1/28	250,000	281,263
Charter Township of Commerce Gen. Oblig. Series 2009 B, 5.125% 12/1/38	970,000	1,081,763
Chelsea School District Series 2008, 5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675,000	1,847,475
Clarkston Cmnty. Schools Series 2008, 5% 5/1/16 (FSA Insured)	1,855,000	1,921,131
Detroit City School District Series 2005 A, 5.25% 5/1/30 (FSA Insured)	5,000,000	5,766,250
Detroit School District Series 2012 A, 5% 5/1/24	5,000,000	5,641,950
Detroit Swr. Disp. Rev.:
Series 1998, 5.5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,050,000	3,292,841
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,400,000	1,513,764
Series 2006 B, 5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,800,000	7,857,330
Series 2006, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,085,000	1,085,000
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Detroit Wtr. Supply Sys. Rev.:
Series 1993, 6.5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,310,000	$ 3,310,000
Series 2004 A, 5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,040,490
Series 2004, 5.25% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,075,140
Series 2006 B, 7% 7/1/36 (FSA Insured)	2,700,000	2,989,413
Series 2006, 5% 7/1/33 (FSA Insured)	5,000,000	5,051,200
Detroit/Wayne Co. Stadium Auth. Series 2012:
5% 10/1/21 (FSA Insured)	1,000,000	1,103,960
5% 10/1/22 (FSA Insured)	1,000,000	1,097,110
DeWitt Pub. Schools Gen. Oblig. Series 2008, 5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550,000	1,658,578
Dexter Cmnty. Schools (School Bldg. and Site Proj.) Series 1998, 5.1% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,088,450
Durand Area Schools Gen. Oblig. Series 2006:
5% 5/1/27 (Pre-Refunded to 5/1/16 @ 100)	1,225,000	1,272,395
5% 5/1/28 (Pre-Refunded to 5/1/16 @ 100)	1,250,000	1,298,363
5% 5/1/29 (Pre-Refunded to 5/1/16 @ 100)	1,275,000	1,324,330
Farmington Pub. School District Gen. Oblig.:
Series 2005, 5% 5/1/18 (FSA Insured)	4,500,000	4,512,825
5% 5/1/25 (FSA Insured)	2,140,000	2,505,576
5% 5/1/26 (FSA Insured)	1,385,000	1,604,980
5% 5/1/27 (FSA Insured)	1,425,000	1,635,729
Forest Hills Pub. Schools:
5% 5/1/18	1,650,000	1,819,901
5% 5/1/19	1,375,000	1,550,780
5% 5/1/20	1,575,000	1,804,273
5% 5/1/21	1,575,000	1,825,803
Garden City School District:
Series 2005, 5% 5/1/17 (FSA Insured)	1,390,000	1,393,795
Series 2006, 5% 5/1/19 (FSA Insured)	1,205,000	1,247,657
Genesee County Gen. Oblig. Series 2005:
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,355,000	1,374,742
5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,505,000	1,527,018
Grand Blanc Cmnty. Schools Series 2013, 4% 5/1/24	4,925,000	5,283,097
Grand Ledge Pub. Schools District (School Bldg. & Site Proj.) Series 2007:
5% 5/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,175,000	1,259,741
5% 5/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,393,262
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Grand Ledge Pub. Schools District (School Bldg. & Site Proj.) Series 2007: - continued
5% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,500,000	$ 2,669,025
Grand Rapids Cmnty. College Series 2008:
5% 5/1/17 (FSA Insured)	1,315,000	1,418,030
5% 5/1/19 (FSA Insured)	1,315,000	1,457,743
Grand Rapids San. Swr. Sys. Rev.:
Series 2005:
5% 1/1/34	3,000,000	3,000,000
5.125% 1/1/25	2,000,000	2,000,000
Series 2008, 5% 1/1/38	3,320,000	3,582,214
Series 2012, 5% 1/1/37	1,250,000	1,389,925
Series 2014:
5% 1/1/27	1,300,000	1,518,972
5% 1/1/29	800,000	921,672
5% 1/1/30	2,000,000	2,292,880
Grand Rapids Wtr. Supply Sys. Series 2005, 5% 1/1/35 (Pre-Refunded to 1/1/16 @ 100)	5,000,000	5,114,800
Grand Traverse County Hosp.:
Series 2011 A, 5.375% 7/1/35	2,000,000	2,213,440
Series 2014 A, 5% 7/1/47	1,400,000	1,478,806
Grand Valley Michigan State Univ. Rev.:
Series 2007, 5% 12/1/19 (AMBAC Insured)	500,000	548,365
Series 2008, 5% 12/1/33 (FSA Insured)	5,000,000	5,446,000
Series 2009, 5.625% 12/1/29 (Pre-Refunded to 12/1/16 @ 100)	2,400,000	2,568,912
Series 2014 B:
5% 12/1/25	500,000	584,065
5% 12/1/26	1,900,000	2,197,483
5% 12/1/28	1,800,000	2,045,592
Grosse Ile Township School District Unltd. Tax Gen. Oblig. Series 2006:
5% 5/1/29 (Pre-Refunded to 5/1/16 @ 100)	1,950,000	2,025,446
5% 5/1/32 (Pre-Refunded to 5/1/16 @ 100)	1,950,000	2,025,446
Harper Creek Cmnty. School District (School Bldg. & Site Proj.) Series 2008:
4.75% 5/1/27 (FSA Insured)	500,000	544,250
5.25% 5/1/21 (FSA Insured)	2,000,000	2,219,140
5.25% 5/1/24 (FSA Insured)	2,100,000	2,329,488
Hudsonville Pub. Schools:
4% 5/1/24	1,220,000	1,325,713
4% 5/1/25	500,000	535,325
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Hudsonville Pub. Schools: - continued
5% 5/1/20	$ 1,000,000	$ 1,148,060
5% 5/1/22	600,000	700,038
5.25% 5/1/41	1,750,000	1,980,703
Ingham, Eaton and Clinton Counties Lansing School District 5% 5/1/22	1,730,000	2,018,443
Jackson County Hosp. Fin. Auth. Hosp. Rev. (Allegiance Health Proj.) Series 2010 A, 5% 6/1/37 (FSA Insured)	2,250,000	2,379,983
Kalamazoo Pub. Schools Series 2006:
5% 5/1/17 (FSA Insured) (Pre-Refunded to 5/1/17 @ 100)	3,165,000	3,271,850
5.25% 5/1/16 (FSA Insured)	1,500,000	1,557,795
Kent County Gen. Oblig. Series 2015:
5% 1/1/28	4,655,000	5,452,169
5% 1/1/29	4,390,000	5,114,131
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Metropolitan Hosp. Proj.) Series 2005 A:
6% 7/1/35	1,175,000	1,178,431
6.25% 7/1/40	165,000	165,454
(Spectrum Health Sys. Proj.) Series 2011 A, 5.5% 11/15/25	5,000,000	5,928,250
Kentwood Pub. Schools Series 2012:
4% 5/1/21	1,000,000	1,104,700
4% 5/1/22	1,000,000	1,103,380
L'Anse Creuse Pub. Schools Series 2012:
5% 5/1/22	1,500,000	1,744,215
5% 5/1/23	1,500,000	1,740,645
Lansing Board of Wtr. & Lt. Util. Rev. 5.5% 7/1/41	5,000,000	5,793,000
Lansing Cmnty. College:
5% 5/1/23	1,135,000	1,341,502
5% 5/1/25	1,540,000	1,799,937
Lapeer Cmnty. Schools Series 2007:
5% 5/1/19 (FSA Insured)	1,350,000	1,486,634
5% 5/1/20 (FSA Insured)	1,425,000	1,567,144
5% 5/1/22 (FSA Insured)	1,395,000	1,532,924
Lenawee Co. Hosp. Fin. Auth. Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 B, 6% 11/15/35	3,030,000	3,624,183
Michigan Bldg. Auth. Rev.:
(Facilities Prog.) Series 2008 I, 6% 10/15/38	5,000,000	5,683,600
Series 2009 I, 5.25% 10/15/25 (Assured Guaranty Corp. Insured)	2,000,000	2,285,300
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Bldg. Auth. Rev.: - continued
Series IA:
5.375% 10/15/41	$ 3,000,000	$ 3,402,810
5.5% 10/15/45	10,000,000	11,389,100
Michigan Fin. Auth. Rev.:
(Holland Cmnty. Hosp. Proj.) Series 2013 A:
5% 1/1/33	1,250,000	1,350,313
5% 1/1/40	3,000,000	3,109,860
(Trinity Health Sys. Proj.) Series 2010 A, 5% 12/1/27	1,100,000	1,245,277
Series 2012 A:
4.125% 6/1/32	3,000,000	2,940,810
5% 6/1/27	125,000	136,325
5% 6/1/39	12,790,000	13,514,799
Series 2012 B, 5% 7/1/22	2,600,000	2,717,312
Series 2012:
5% 11/15/24	660,000	762,571
5% 11/15/25	1,000,000	1,147,490
5% 11/1/26	6,425,000	7,295,202
5% 11/15/26	800,000	913,416
5% 11/15/36	6,200,000	6,681,678
5% 11/1/42	2,000,000	2,142,760
5% 11/15/42	4,500,000	4,790,070
Series 2013:
5% 10/1/25	1,255,000	1,486,083
5% 8/15/30	4,105,000	4,505,894
5% 8/15/31	2,310,000	2,525,384
Series 2014 H1:
5% 10/1/22	1,000,000	1,170,560
5% 10/1/25	2,250,000	2,624,400
5% 10/1/39	8,600,000	9,383,030
Series 2014:
5% 6/1/25	1,000,000	1,158,600
5% 6/1/26	700,000	804,524
5% 6/1/27	700,000	791,133
Series 2015:
5% 11/15/26	2,250,000	2,573,640
5% 11/15/27	3,500,000	3,968,720
5% 11/15/28	1,835,000	2,067,641
Series MI, 5.5% 12/1/28	5,000,000	5,973,950
Michigan Gen. Oblig. Series 2007, 5.25% 9/15/21 (FSA Insured)	5,000,000	5,454,900
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.:
(Henry Ford Health Sys. Proj.):
Series 2006 A, 5% 11/15/17	$ 1,000,000	$ 1,055,920
Series 2009, 5.25% 11/15/24	3,000,000	3,403,590
(McLaren Health Care Corp. Proj.):
Series 2008 A, 5.75% 5/15/38 (Pre-Refunded to 5/15/18 @ 100)	6,890,000	7,786,871
Series 2012 A, 5% 6/1/24	2,765,000	3,193,105
(MidMichigan Obligated Group Proj.) Series 2009 A, 6.125% 6/1/39 (Pre-Refunded to 6/1/19 @ 100)	3,740,000	4,418,212
(Oakwood Hosp. Proj.) Series 2007, 5% 7/15/17	1,000,000	1,078,520
(Sparrow Hosp. Obligated Group Proj.) Series 2007, 5% 11/15/17	535,000	583,305
(Trinity Health Sys. Proj.) 5% 12/1/26 (Pre-Refunded to 12/1/16 @ 100)	3,725,000	3,954,684
Bonds:
Series 2010 F3, 1.4%, tender 6/29/18 (a)	6,200,000	6,256,234
Series 2010 F4, 1.95%, tender 4/1/20 (a)	5,500,000	5,569,795
Series 2008 A1:
6.5% 12/1/33	1,035,000	1,190,395
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	3,965,000	4,672,277
5% 11/15/18	500,000	545,755
5% 11/15/18 (Pre-Refunded to 11/15/17 @ 100)	1,225,000	1,347,071
5% 11/15/19	290,000	316,042
5% 11/15/19 (Pre-Refunded to 11/15/17 @ 100)	710,000	780,752
5% 11/15/20	575,000	625,790
5% 11/15/20 (Pre-Refunded to 11/15/17 @ 100)	1,425,000	1,567,001
5% 11/15/31	1,450,000	1,554,545
5% 11/15/31 (Pre-Refunded to 11/15/17 @ 100)	3,550,000	3,903,758
Michigan Muni. Bond Auth. Rev.:
(State Clean Wtr. Revolving Fund Proj.) Series 2006, 5% 10/1/27	3,225,000	3,401,666
Series 2005, 5% 10/1/23	385,000	445,072
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Cadillac Place Office Bldg. Proj.) Series 2011, 5.25% 10/15/26	3,585,000	4,179,035
(Detroit Edison Co. Proj.) Series BB, 7% 5/1/21 (AMBAC Insured)	8,520,000	10,646,933
Michigan Technological Univ. Series 2008, 5.25% 10/1/17 (Escrowed to Maturity)	1,875,000	2,062,613
Michigan Trunk Line Fund Rev.:
Series 1998 A, 5.5% 11/1/16	3,000,000	3,195,750
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Trunk Line Fund Rev.: - continued
Series 2011, 5% 11/15/36	$ 2,000,000	$ 2,253,340
Monroe County Hosp. Fin. Auth. Series 2006, 5.375% 6/1/26	3,200,000	3,316,896
North Kent Swr. Auth. Wtr. & Swr. Rev. Series 2006:
5% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	420,000	444,763
5% 11/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	490,000	518,827
5% 11/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,645,000	1,741,775
5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,290,000	1,365,710
Northview Pub. Schools District Series 2008, 5% 5/1/21 (FSA Insured)	1,070,000	1,179,857
Northville Pub. Schools Series 2005, 5% 5/1/16 (FSA Insured)	1,475,000	1,479,779
Oakland Univ. Rev.:
Series 2012:
5% 3/1/24	1,170,000	1,345,886
5% 3/1/25	1,225,000	1,401,094
5% 3/1/26	1,290,000	1,459,454
5% 3/1/37	4,000,000	4,326,040
Series 2013 A:
5% 3/1/25	995,000	1,138,917
5% 3/1/26	1,620,000	1,835,282
5% 3/1/27	815,000	917,380
5% 3/1/38	2,900,000	3,153,170
Series 2014:
5% 3/1/28	335,000	379,977
5% 3/1/29	525,000	591,680
5% 3/1/39	3,000,000	3,277,080
Olivet Cmnty. School District (School Bldg. & Site Proj.) Series 2008:
5.25% 5/1/23 (FSA Insured)	1,010,000	1,126,635
5.25% 5/1/27 (FSA Insured)	1,135,000	1,253,040
Plainwell Cmnty. School District:
(School Bldg. & Site Proj.) Series 2008:
5% 5/1/23 (Assured Guaranty Corp. Insured)	1,885,000	2,078,533
5% 5/1/28 (Assured Guaranty Corp. Insured)	1,000,000	1,095,670
Series 2005, 5% 5/1/16 (FSA Insured)	1,025,000	1,028,208
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Plymouth-Canton Cmnty. School District Series 2008, 5% 5/1/20 (FSA Insured)	$ 5,000,000	$ 5,504,600
Portage Pub. Schools Series 2008, 5% 5/1/22 (FSA Insured)	4,300,000	4,740,234
Ravenna Pub. Schools Gen. Oblig. (2008 School Bldg. and Site Proj.) Series 2008:
5% 5/1/31 (FSA Insured)	2,080,000	2,263,331
5% 5/1/38 (FSA Insured)	1,000,000	1,079,530
Rochester Cmnty. School District:
4% 5/1/19	1,375,000	1,501,583
5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,475,000	1,642,044
Rockford Pub. Schools Gen. Oblig. (2008 School Bldg. and Site Proj.) 5% 5/1/30 (FSA Insured)	3,975,000	4,363,358
Roseville Cmnty. Schools:
Series 2014:
5% 5/1/24	575,000	680,133
5% 5/1/25	1,000,000	1,189,590
5% 5/1/26	1,385,000	1,630,644
5% 5/1/24	570,000	674,219
5% 5/1/25	1,640,000	1,927,804
5% 5/1/26	1,715,000	2,019,172
5% 5/1/27	1,795,000	2,085,054
5% 5/1/28	1,885,000	2,182,660
Royal Oak Hosp. Fin. Auth. Hosp. Rev.:
(William Beaumont Hosp. Proj.) Series 2009 V:
8% 9/1/29 (Pre-Refunded to 9/1/18 @ 100)	1,945,000	2,361,055
8.25% 9/1/39 (Pre-Refunded to 9/1/18 @ 100)	3,425,000	4,184,117
Series 2014 D:
5% 9/1/26	1,000,000	1,124,610
5% 9/1/27	1,000,000	1,114,260
5% 9/1/28	1,500,000	1,660,755
Saginaw Hosp. Fin. Auth. Hosp. Rev. (Covenant Med. Ctr., Inc.) Series 2010 H, 5% 7/1/30	5,000,000	5,433,350
Saint Clair County Gen. Oblig. 5% 4/1/26	1,495,000	1,720,326
Shepherd Pub. Schools Series 2008, 5% 5/1/17 (FSA Insured)	1,025,000	1,095,838
South Haven Gen. Oblig. Series 2009, 5.125% 12/1/33 (Assured Guaranty Corp. Insured)	1,000,000	1,146,510
Three Rivers Cmnty. Schools Series 2008, 5% 5/1/16 (FSA Insured)	1,750,000	1,813,858
Troy School District Series 2006, 5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,036,830
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Wayne Charter County Gen. Oblig. Series 2001 A, 5.5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,002,740
Wayne County Arpt. Auth. Rev.:
(Detroit Metropolitan Wayne County Arpt. Proj.) Series 2012 A:
5% 12/1/24	2,875,000	3,309,700
5% 12/1/25	5,120,000	5,864,602
Series 2011 A, 5% 12/1/21 (b)	5,000,000	5,681,350
Series 2012 A:
5% 12/1/22	2,220,000	2,575,000
5% 12/1/23	2,300,000	2,662,779
Series 2014 C:
5% 12/1/29 (b)	720,000	789,538
5% 12/1/31 (b)	860,000	933,134
5% 12/1/34 (b)	1,655,000	1,767,523
West Ottawa Pub. School District:
Series 2012 A:
5% 5/1/25	4,310,000	5,009,168
5% 5/1/26	2,000,000	2,314,920
Series 2014 1:
5% 5/1/30	725,000	809,789
5% 5/1/32	500,000	554,465
5% 5/1/34	900,000	991,584
5% 5/1/35	250,000	275,045
Western Michigan Univ. Rev.:
Series 2008, 5% 11/15/20 (Pre-Refunded to 5/15/18 @ 100)	5,280,000	5,879,966
Series 2014:
5% 11/15/25	320,000	373,862
5% 11/15/26	400,000	462,720
5% 11/15/28	650,000	738,322
5% 11/15/29	750,000	848,033
5% 11/15/30	855,000	961,644
5% 11/15/31	700,000	780,780
Series 2015 A, 5% 11/15/28	2,500,000	2,855,075
Western Townships Utils. Auth. Swr. Disp. Sys. Rev. Series 2012, 5% 1/1/23	1,000,000	1,162,300
Williamston Cmnty. Schools Gen. Oblig. Series 2005, 5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,003,100
Willow Run Cmnty. Schools County of Washtenaw Series 2005, 5% 5/1/17 (FSA Insured)	1,875,000	1,881,131
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Zeeland Pub. Schools:
5% 5/1/27 (FSA Insured)	$ 1,000,000	$ 1,142,450
5% 5/1/28 (FSA Insured)	500,000	564,950
5% 5/1/29 (FSA Insured)	1,000,000	1,122,810
5% 5/1/30 (FSA Insured)	1,000,000	1,116,640
		543,498,735
Virgin Islands - 0.5%
Virgin Islands Pub. Fin. Auth.:
(Cruzan Proj.) Series 2009 A, 6% 10/1/39	1,500,000	1,661,310
Series 2009 B, 5% 10/1/25	1,200,000	1,318,608
		2,979,918
TOTAL INVESTMENT PORTFOLIO - 94.1% (Cost $527,140,036)	552,143,854
NET OTHER ASSETS (LIABILITIES) - 5.9%	34,346,240
NET ASSETS - 100%	$ 586,490,094
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	34.1%
Health Care	21.2%
Escrowed/Pre-Refunded	10.7%
Water & Sewer	8.6%
Education	6.3%
Transportation	5.3%
Others (Individually Less Than 5%)	7.9%
Net Other Assets (Liabilities)	5.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Michigan Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $527,140,036)		$ 552,143,854
Cash		29,391,847
Receivable for fund shares sold		133,085
Interest receivable		5,756,024
Other receivables		2,640
Total assets		587,427,450

Liabilities
Payable for fund shares redeemed	$ 158,519
Distributions payable	522,016
Accrued management fee	175,194
Other affiliated payables	52,083
Other payables and accrued expenses	29,544
Total liabilities		937,356

Net Assets		$ 586,490,094
Net Assets consist of:
Paid in capital		$ 561,961,144
Undistributed net investment income		154,496
Accumulated undistributed net realized gain (loss) on investments		(629,364)
Net unrealized appreciation (depreciation) on investments		25,003,818
Net Assets, for 48,122,893 shares outstanding		$ 586,490,094
Net Asset Value, offering price and redemption price per share ($586,490,094 ÷ 48,122,893 shares)		$ 12.19

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Michigan Municipal Income Fund

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2015 (Unaudited)

Investment Income
Interest		$ 10,804,538

Expenses
Management fee	$ 1,050,875
Transfer agent fees	236,110
Accounting fees and expenses	71,252
Custodian fees and expenses	9,425
Independent trustees' compensation	1,175
Registration fees	17,206
Audit	24,428
Legal	53,948
Miscellaneous	2,136
Total expenses before reductions	1,466,555
Expense reductions	(3,483)	1,463,072
Net investment income (loss)		9,341,466
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		175,207
Change in net unrealized appreciation (depreciation) on investment securities		(7,092,672)
Net gain (loss)		(6,917,465)
Net increase (decrease) in net assets resulting from operations		$ 2,424,001

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2015 (Unaudited)	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,341,466	$ 19,069,352
Net realized gain (loss)	175,207	(784,852)
Change in net unrealized appreciation (depreciation)	(7,092,672)	29,876,877
Net increase (decrease) in net assets resulting from operations	2,424,001	48,161,377
Distributions to shareholders from net investment income	(9,326,423)	(19,039,526)
Distributions to shareholders from net realized gain	-	(579,735)
Total distributions	(9,326,423)	(19,619,261)
Share transactions
Proceeds from sales of shares	47,123,631	62,013,114
Reinvestment of distributions	6,043,735	12,624,695
Cost of shares redeemed	(29,571,303)	(61,673,896)
Net increase (decrease) in net assets resulting from share transactions	23,596,063	12,963,913
Redemption fees	592	681
Total increase (decrease) in net assets	16,694,233	41,506,710

Net Assets
Beginning of period	569,795,861	528,289,151
End of period (including undistributed net investment income of $154,496 and undistributed net investment income of $139,453, respectively)	$ 586,490,094	$ 569,795,861
Other Information Shares
Sold	3,822,871	5,115,885
Issued in reinvestment of distributions	490,498	1,042,579
Redeemed	(2,405,828)	(5,113,438)
Net increase (decrease)	1,907,541	1,045,026

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.33	$ 11.70	$ 12.54	$ 12.24	$ 11.66	$ 11.85
Income from Investment Operations
Net investment income (loss) D	.197	.422	.437	.445	.463	.462
Net realized and unrealized gain (loss)	(.140)	.642	(.777)	.303	.586	(.184)
Total from investment operations	.057	1.064	(.340)	.748	1.049	.278
Distributions from net investment income	(.197)	(.421)	(.436)	(.444)	(.462)	(.461)
Distributions from net realized gain	-	(.013)	(.064)	(.004)	(.007)	(.007)
Total distributions	(.197)	(.434)	(.500)	(.448)	(.469)	(.468)
Redemption fees added to paid in capital D, F	-	-	-	-	-	-
Net asset value, end of period	$ 12.19	$ 12.33	$ 11.70	$ 12.54	$ 12.24	$ 11.66
Total ReturnB, C	.46%	9.23%	(2.75)%	6.19%	9.20%	2.32%
Ratios to Average Net Assets E
Expenses before reductions	.51%A	.48%	.48%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.51%A	.48%	.48%	.49%	.49%	.49%
Expenses net of all reductions	.51%A	.48%	.48%	.48%	.49%	.49%
Net investment income (loss)	3.23% A	3.49%	3.59%	3.57%	3.90%	3.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 586,490	$ 569,796	$ 528,289	$ 693,682	$ 621,994	$ 626,752
Portfolio turnover rate	17% A	12%	8%	10%	9%	7%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Michigan Municipal Money Market Fund

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 6/30/15	% of fund's investments 12/31/14	% of fund's investments 6/30/14
1 - 7	62.5	63.1	72.6
8 - 30	7.1	5.7	4.5
31 - 60	11.2	14.2	12.8
61 - 90	4.4	3.3	2.8
91 - 180	4.9	1.7	2.1
> 180	9.9	12.0	5.2
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	6/30/15	12/31/14	6/30/14
Fidelity Michigan Municipal Money Market Fund	41 Days	37 Days	26 Days
All Tax-Free Money Market Funds Average*	32 Days	37 Days	35 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

* Source: iMoneyNet, Inc.
Weighted Average Life
	6/30/15	12/31/14	6/30/14
Fidelity Michigan Municipal Money Market Fund	41 Days	37 Days	26 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of June 30, 2015	As of December 31, 2014
Variable Rate Demand Notes (VRDNs) 47.5%	Variable Rate Demand Notes (VRDNs) 45.5%
Other Municipal Debt 40.5%	Other Municipal Debt 34.0%
Investment Companies 9.4%	Investment Companies 9.3%
Net Other Assets (Liabilities) 2.6%	Net Other Assets (Liabilities) 11.2%

Current and Historical Seven-Day Yields

	6/30/15	3/31/15	12/31/14	9/30/14	6/30/14
Fidelity Michigan Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending June 30, 2015, the most recent period shown in the table, would have been -0.43%.

Semiannual Report

Fidelity Michigan Municipal Money Market Fund

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 47.5%
	Principal Amount	Value
Alabama - 0.0%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.36% 7/7/15, VRDN (a)(d)	$ 600,000	$ 600,000
Delaware - 0.5%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 0.15% 7/1/15, VRDN (a)(d)	2,000,000	2,000,000
Series 1988, 0.15% 7/1/15, VRDN (a)(d)	500,000	500,000
Series 1994, 0.15% 7/1/15, VRDN (a)(d)	1,900,000	1,900,000
Series 1999 A, 0.15% 7/7/15, VRDN (a)	400,000	400,000
		4,800,000
Louisiana - 0.0%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 0.36% 7/7/15, VRDN (a)	300,000	300,000
Michigan - 45.3%
Central Michigan Univ. Rev. Series 2008 A, 0.07% 7/7/15, LOC JPMorgan Chase Bank, VRDN (a)	12,670,000	12,670,000
Grand Traverse County Hosp. Series 2011 B, 0.12% 7/7/15, LOC JPMorgan Chase Bank, VRDN (a)	19,825,000	19,825,000
Grand Valley Michigan State Univ. Rev. Series 2008 B, 0.07% 7/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	27,940,000	27,940,000
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Metropolitan Hosp. Proj.) Series 2012, 0.09% 7/7/15, LOC Bank of America NA, VRDN (a)	18,150,000	18,150,000
Lakewood Pub. Schools Participating VRDN Series Putters 2624Z, 0.03% 7/1/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,100,000	3,100,000
Livonia Econ. Dev. Corp. (Madonna Univ. Proj.) Series 2009, 0.07% 7/7/15, LOC Fed. Home Ln. Bank Chicago, VRDN (a)	21,775,000	21,775,000
Michigan Bldg. Auth. Rev.:
Series 2007 1, 0.05% 7/7/15, LOC Citibank NA, VRDN (a)	13,420,000	13,420,000
Series 2011 B, 0.05% 7/7/15, LOC Citibank NA, VRDN (a)	24,895,000	24,895,000
Michigan Fin. Auth. Rev.:
Participating VRDN Series 15 XF0126, 0.08% 7/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,000,000	2,000,000
Series 22 A, 0.09% 7/7/15, LOC State Street Bank & Trust Co., Boston, VRDN (a)(d)	58,100,000	58,100,000
Michigan Higher Ed. Rev. (Univ. of Detroit Mercy Proj.) Series 2007, 0.06% 7/1/15, LOC Comerica Bank, VRDN (a)	5,360,000	5,360,000
Michigan Hosp. Fin. Auth. Rev. Series B, 0.07% 7/7/15, LOC JPMorgan Chase Bank, VRDN (a)	10,300,000	10,300,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Michigan - continued
Michigan Hsg. Dev. Auth. Ltd.:
(Sand Creek Apts., Phase I Proj.) Series 2007 A, 0.08% 7/7/15, LOC Citibank NA, VRDN (a)(d)	$ 3,635,000	$ 3,635,000
(Sand Creek II Apts. Proj.) Series 2007 A, 0.08% 7/7/15, LOC Citibank NA, VRDN (a)(d)	5,400,000	5,400,000
(Teal Run I Apts. Proj.) Series 2007 A, 0.08% 7/7/15, LOC Citibank NA, VRDN (a)(d)	6,245,000	6,245,000
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev.:
(Canton Club East Apts. Proj.) Series 1998 A, 0.12% 7/7/15, LOC Fannie Mae, VRDN (a)(d)	6,300,000	6,300,000
(Hunt Club Apts. Proj.) 0.09% 7/7/15, LOC Fannie Mae, VRDN (a)(d)	5,975,000	5,975,000
Michigan Hsg. Dev. Ltd. Oblig. Rev. (JAS Non-Profit Hsg. Corp. VI Proj.) Series 2000, 0.07% 7/7/15, LOC JPMorgan Chase Bank, VRDN (a)	5,300,000	5,300,000
Michigan State Univ. Revs. Series 2000 A, 0.07% 7/7/15 (Liquidity Facility Northern Trust Co.), VRDN (a)	28,035,000	28,035,000
Michigan Strategic Fund Indl. Dev. Rev. (Lapeer Industries, Inc. Proj.) Series 2007, 0.17% 7/7/15, LOC Bank of America NA, VRDN (a)(d)	780,000	780,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Air Products and Chemicals, Inc. Proj.) Series 2007 V1, 0.04% 7/1/15, VRDN (a)	39,830,000	39,830,000
(BC & C Proj.) 0.17% 7/1/15, LOC Comerica Bank, VRDN (a)(d)	165,000	165,000
(Consumers Energy Co. Proj.):
0.07% 7/7/15, LOC JPMorgan Chase Bank, VRDN (a)	24,500,000	24,500,000
0.07% 7/7/15, LOC JPMorgan Chase Bank, VRDN (a)(d)	1,900,000	1,900,000
(Greenpath, Inc. Proj.) Series 2011, 0.08% 7/7/15, LOC PNC Bank NA, VRDN (a)	5,145,000	5,145,000
(Henry Ford Museum & Greenfield Village Proj.) Series 2002, 0.03% 7/1/15, LOC Comerica Bank, VRDN (a)	21,800,000	21,800,000
(The Kroger Co. Recovery Zone Facilities Bond Proj.) Series 2010, 0.07% 7/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	19,000,000	19,000,000
(The YMCA of Greater Grand Rapids Proj.) Series 2010, 0.08% 7/7/15, LOC Comerica Bank, VRDN (a)	9,485,000	9,485,000
Oakland County Econ. Dev. Corp. Ltd. Oblig. Rev. (Osmic, Inc. Proj.) Series 2001 A, 0.12% 7/7/15, LOC JPMorgan Chase Bank, VRDN (a)(d)	3,300,000	3,300,000
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Participating VRDN Series Putters 15 5000, 0.08% 7/1/15 (Liquidity Facility JPMorgan Securities LLC) (a)(e)	7,235,000	7,235,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Michigan - continued
Univ. of Michigan Rev.:
Series 2012 A, 0.05% 7/7/15, VRDN (a)	$ 3,130,000	$ 3,130,000
Series 2012 D2, 0.07% 7/7/15, VRDN (a)	43,015,000	43,015,000
		457,710,000
Nebraska - 0.0%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.36% 7/7/15, VRDN (a)(d)	600,000	600,000
New Jersey - 0.2%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.25% 7/7/15, VRDN (a)	1,400,000	1,400,000
Series 2012 A, 0.21% 7/7/15, VRDN (a)(d)	500,000	500,000
		1,900,000
New York - 1.0%
New York Hsg. Fin. Agcy. Rev. (125 West 31st Street Proj.) Series 2005 A, 0.06% 7/7/15, LOC Fannie Mae, VRDN (a)(d)	10,000,000	10,000,000
Texas - 0.2%
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Proj.) Series 2012, 0.09% 7/7/15, LOC JPMorgan Chase Bank, VRDN (a)(d)	800,000	800,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.2% 7/1/15, VRDN (a)	600,000	600,000
Series 2004, 0.29% 7/7/15, VRDN (a)(d)	400,000	400,000
Series 2010 C, 0.21% 7/1/15, VRDN (a)	300,000	300,000
		2,100,000
Virginia - 0.2%
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 0.16% 7/7/15, LOC Bank of America NA, VRDN (a)	1,650,000	1,650,000
Wyoming - 0.1%
Lincoln County Envir. (PacifiCorp Proj.) Series 1995, 0.2% 7/7/15, VRDN (a)(d)	600,000	600,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $480,260,000)		480,260,000
Other Municipal Debt - 40.5%
	Principal Amount	Value
Georgia - 0.4%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds Series 2010 A2, 0.13%, tender 12/1/15 (Liquidity Facility Royal Bank of Canada) (a)	$ 3,600,000	$ 3,600,000
Kentucky - 0.0%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.24% tender 8/6/15, CP mode	300,000	300,000
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.45% tender 7/23/15, CP mode	1,400,000	1,400,000
Series 1993 B, 0.45% tender 7/6/15, CP mode	500,000	500,000
		1,900,000
Michigan - 39.1%
Farmington Pub. School District Gen. Oblig. Bonds 3% 5/1/16	5,150,000	5,252,579
Kalamazoo Gen. Oblig. TAN Series 2015, 1% 12/1/15	3,000,000	3,010,177
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds:
(Spectrum Health Sys. Proj.) Series 2015 A, 0.27%, tender 1/26/16 (a)	27,915,000	27,915,000
Series 2011 A, 5% 11/15/15	750,000	763,234
Michigan Bldg. Auth. Rev.:
Bonds (Facilities Prog.) Series 1 A, 5% 10/15/15	9,970,000	10,108,515
0.11% 8/27/15, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	10,100,000	10,100,000
Michigan Fin. Auth. Rev. Bonds:
Series 2012 A:
5% 7/1/15	26,410,000	26,410,000
5% 1/1/16	11,000,000	11,264,646
5% 7/1/16	8,225,000	8,608,399
Series 2013 M1, 0.1%, tender 9/1/15 (a)	10,700,000	10,700,000
Series 2015 MI, 2% 12/1/15	8,960,000	9,029,580
Michigan Gen. Oblig. Bonds:
(Envir. Prog.) Series 2005 B, 5% 11/1/15	1,400,000	1,422,502
Series 2001, 5.5% 12/1/15	2,200,000	2,248,720
Series 2002, 5.5% 12/1/15	1,250,000	1,277,863
4% 11/1/15	765,000	774,836
Michigan Hosp. Fin. Auth. Rev. Bonds:
(Ascension Health Sr. Cr. Group Proj.) Series 2010 F:
0.25%, tender 1/26/16 (a)	12,910,000	12,910,000
0.25%, tender 1/26/16 (a)	11,810,000	11,810,000
0.25%, tender 1/26/16 (a)	15,200,000	15,200,000
Other Municipal Debt - continued
	Principal Amount	Value
Michigan - continued
Michigan Hosp. Fin. Auth. Rev. Bonds: - continued
(Trinity Health Sys. Proj.) Series 2008 C:
0.06% tender 7/15/15, CP mode	$ 9,900,000	$ 9,900,000
0.07% tender 8/11/15, CP mode	8,000,000	8,000,000
0.08% tender 7/15/15, CP mode	9,800,000	9,800,000
0.08% tender 7/15/15, CP mode	4,500,000	4,500,000
0.08% tender 8/5/15, CP mode	20,000,000	20,000,000
0.08% tender 8/5/15, CP mode	10,700,000	10,700,000
0.08% tender 8/6/15, CP mode	9,900,000	9,900,000
0.09% tender 9/2/15, CP mode	9,000,000	9,000,000
Series 1999 B3, 0.3%, tender 2/3/16 (a)	3,200,000	3,201,794
Series 2012 A, 5% 6/1/16	1,400,000	1,458,130
Michigan State Univ. Revs. Bonds Series WF 11 33 C, 0.15%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)	7,610,000	7,610,000
Michigan Trunk Line Fund Rev. Bonds:
Series 1998 A, 5.25% 11/1/15	1,000,000	1,016,813
Series 2005B, 5% 9/1/15	9,755,000	9,834,864
Series 2006, 5.25% 11/1/15	1,300,000	1,322,232
Series 2012, 5% 11/15/15	2,200,000	2,239,749
Series 2014, 2% 11/15/15	14,800,000	14,902,437
Univ. of Michigan Rev.:
Bonds:
Series 2009 B:
0.07% tender 7/16/15, CP mode	7,000,000	7,000,000
0.08% tender 7/7/15, CP mode	9,500,000	9,500,000
0.08% tender 7/8/15, CP mode	8,900,000	8,900,000
0.08% tender 8/5/15, CP mode	14,000,000	14,000,000
Series 2009, 0.08% tender 8/3/15, CP mode	8,900,000	8,900,000
Series J1:
0.07% 7/16/15, CP	7,445,000	7,445,000
0.08% 8/12/15, CP	19,250,000	19,250,000
0.08% 8/26/15, CP	9,000,000	9,000,000
0.08% 9/18/15, CP	10,300,000	10,300,000
0.09% 7/28/15, CP	8,850,000	8,850,000
		395,337,070
Other Municipal Debt - continued
	Principal Amount	Value
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A, 0.5% tender 7/23/15, CP mode (d)	$ 1,600,000	$ 1,600,000
Series 1990 A1, 0.5% tender 7/10/15, CP mode (d)	1,500,000	1,500,000
		3,100,000
Virginia - 0.1%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 0.45% tender 7/10/15, CP mode (d)	700,000	700,000
Washington - 0.4%
Port of Seattle Rev. Series B1, 0.12% 9/4/15, LOC Bank of America NA, CP (d)	3,800,000	3,800,000
West Virginia - 0.0%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1996, 0.5% tender 7/23/15, CP mode (d)	400,000	400,000
TOTAL OTHER MUNICIPAL DEBT (Cost $409,137,070)		409,137,070
Investment Company - 9.4%
	Shares
Fidelity Municipal Cash Central Fund, 0.06% (b)(c) (Cost $95,018,000)	95,018,000	95,018,000
TOTAL INVESTMENT PORTFOLIO - 97.4% (Cost $984,415,070)		984,415,070
NET OTHER ASSETS (LIABILITIES) - 2.6%		26,362,500
NET ASSETS - 100%		$ 1,010,777,570
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
TAN	-	TAX ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,610,000 or 0.8% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
Michigan State Univ. Revs. Bonds Series WF 11 33 C, 0.15%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA)	9/24/14	$ 7,610,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 29,915
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Michigan Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $889,397,070)	$ 889,397,070
Fidelity Central Funds (cost $95,018,000)	95,018,000
Total Investments (cost $984,415,070)		$ 984,415,070
Cash		21,042,797
Receivable for fund shares sold		10,579,831
Interest receivable		1,635,489
Distributions receivable from Fidelity Central Funds		6,645
Other receivables		4,126
Total assets		1,017,683,958

Liabilities
Payable for fund shares redeemed	$ 6,812,681
Distributions payable	342
Accrued management fee	60,074
Other affiliated payables	10,342
Other payables and accrued expenses	22,949
Total liabilities		6,906,388

Net Assets		$ 1,010,777,570
Net Assets consist of:
Paid in capital		$ 1,010,781,943
Distributions in excess of net investment income		(1,887)
Accumulated undistributed net realized gain (loss) on investments		(2,486)
Net Assets, for 1,009,642,484 shares outstanding		$ 1,010,777,570
Net Asset Value, offering price and redemption price per share ($1,010,777,570 ÷ 1,009,642,484 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2015 (Unaudited)

Investment Income
Interest		$ 349,370
Income from Fidelity Central Funds		29,915
Total income		379,285

Expenses
Management fee	$ 1,814,231
Transfer agent fees	733,181
Accounting fees and expenses	58,794
Custodian fees and expenses	6,178
Independent trustees' compensation	2,005
Registration fees	22,195
Audit	19,100
Legal	5,352
Miscellaneous	3,420
Total expenses before reductions	2,664,456
Expense reductions	(2,335,017)	329,439
Net investment income (loss)		49,846
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(1,894)
Net increase in net assets resulting from operations		$ 47,952

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Michigan Municipal Money Market Fund

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2015 (Unaudited)	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 49,846	$ 99,592
Net realized gain (loss)	(1,894)	(552)
Net increase in net assets resulting from operations	47,952	99,040
Distributions to shareholders from net investment income	(49,865)	(101,460)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	1,179,693,655	2,312,251,944
Reinvestment of distributions	47,759	96,902
Cost of shares redeemed	(1,213,187,643)	(2,345,811,798)
Net increase (decrease) in net assets and shares resulting from share transactions	(33,446,229)	(33,462,952)
Total increase (decrease) in net assets	(33,448,142)	(33,465,372)

Net Assets
Beginning of period	1,044,225,712	1,077,691,084
End of period (including distributions in excess of net investment income of $1,887 and distributions in excess of net investment income of $1,868, respectively)	$ 1,010,777,570	$ 1,044,225,712

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)F	-	-	-	-	-	-
Net realized and unrealized gain (loss)F	-	-	-	-	-	-
Total from investment operationsF	-	-	-	-	-	-
Distributions from net investment incomeF	-	-	-	-	-	-
Distributions from net realized gain	-	-	- F	-	-	-
Total distributionsF	-	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB, C	-%	.01%	.02%	.01%	.01%	.01%
Ratios to Average Net AssetsD, E
Expenses before reductions	.53%A	.53%	.54%	.55%	.55%	.55%
Expenses net of fee waivers, if any	.07%A	.07%	.11%	.19%	.22%	.30%
Expenses net of all reductions	.07%A	.07%	.11%	.19%	.22%	.30%
Net investment income (loss)	.01% A	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,010,778	$ 1,044,226	$ 1,077,691	$ 985,600	$ 875,636	$ 890,255

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2015 (Unaudited)

1. Organization.

Fidelity® Michigan Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity® Michigan Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between funds. Each Fund may be affected by economic and political developments in the state of Michigan.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

day responsibility for the valuation of the Income Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Michigan Municipal Income Fund	$ 526,993,835	$ 26,973,640	$ (1,823,621)	$ 25,150,019
Fidelity Michigan Municipal Money Market Fund	984,415,070	-	-	-

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total capital loss carryforward
Fidelity Michigan Municipal Income Fund	$ (719,374)	$ (85,197)	$ (804,571)
Fidelity Michigan Municipal Money Market Fund	-	(592)	(592)

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days may be subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

New Rule Issuance. In July 2014, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-9616, Money Market Fund Reform; Amendments to Form PF, which amends the rules governing money market funds. The final amendments impose different implementation dates for the changes that certain money market funds will need to make. Management is currently evaluating the implication of these amendments and their impact of the Final Rule to the Money Market Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $48,302,089 and $47,522,149, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the

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5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows.

Fund Name	Individual Rate	Group Rate	Total
Fidelity Michigan Municipal Income Fund	.25%	.11%	.36%
Fidelity Michigan Municipal Money Market Fund	.25%	.11%	.36%

Transfer Agent Fees. Pursuant to the transfer agent contract approved by the Board of Trustees effective May 1, 2015, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Michigan Municipal Income Fund	.08%
Fidelity Michigan Municipal Money Market Fund	.15%

Prior to May 1, 2015, Citibank, N.A. was the transfer, dividend disbursing and shareholder servicing agent for the Funds. Prior to May 8, 2015, Citibank, N.A. was the custodian for the Funds.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Michigan Municipal Income Fund	$ 453

During the period, the Income Fund did not borrow on this line of credit.

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Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $2,330,502.

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Fidelity Michigan Municipal Income Fund	$ 3,483
Fidelity Michigan Municipal Money Market Fund	4,515

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

MIR-USAN-0815
1.787785.112

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Limited Term
Municipal Income Fund

- Class A, Class T, Class B and
Class C

Semiannual Report

June 30, 2015

(Fidelity Cover Art)

Class A, Class T, Class B,
and Class C are classes of
Fidelity® Limited Term
Municipal Income Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or www.401k.com as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1, 2015 to June 30, 2015
Class A	.82%
Actual		$ 1,000.00	$ 998.30	$ 4.06
HypotheticalA		$ 1,000.00	$ 1,020.73	$ 4.11
Class T	.78%
Actual		$ 1,000.00	$ 998.50	$ 3.87
HypotheticalA		$ 1,000.00	$ 1,020.93	$ 3.91
Class B	1.40%
Actual		$ 1,000.00	$ 994.50	$ 6.92
HypotheticalA		$ 1,000.00	$ 1,017.85	$ 7.00
Class C	1.56%
Actual		$ 1,000.00	$ 994.60	$ 7.72
HypotheticalA		$ 1,000.00	$ 1,017.06	$ 7.80
Limited Term Municipal Income	.49%
Actual		$ 1,000.00	$ 999.90	$ 2.43
HypotheticalA		$ 1,000.00	$ 1,022.36	$ 2.46
Institutional Class	.56%
Actual		$ 1,000.00	$ 999.60	$ 2.78
HypotheticalA		$ 1,000.00	$ 1,022.02	$ 2.81

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five States as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Florida	10.9	9.0
New York	9.8	10.6
Texas	8.7	7.3
Illinois	8.5	8.6
California	8.4	8.6
Top Five Sectors as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	40.4	38.1
Electric Utilities	10.7	12.5
Transportation	10.1	9.9
Health Care	8.8	8.7
Special Tax	7.8	9.4
Weighted Average Maturity as of June 30, 2015
		6 months ago
Years	3.3	3.3

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2015
6 months ago
Years	2.8	2.7

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of June 30, 2015	As of December 31, 2014
AAA 10.0%	AAA 9.2%
AA,A 70.7%	AA,A 76.0%
BBB 7.3%	BBB 6.4%
BB and Below 0.5%	BB and Below 0.0%
Not Rated 1.9%	Not Rated 1.6%
Short-Term Investments and Net Other Assets 9.6%	Short-Term Investments and Net Other Assets 6.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 90.4%
	Principal Amount (000s)	Value (000s)
Alaska - 0.6%
Anchorage Gen. Oblig.:
Series A:
5% 9/1/20	$ 1,090	$ 1,275
5% 9/1/22	1,200	1,433
Series B:
5% 9/1/18	3,685	4,136
5% 9/1/20	2,000	2,339
5% 9/1/22	1,425	1,701
Series C:
5% 9/1/18	1,000	1,123
5% 9/1/19	2,150	2,470
5% 9/1/20	1,260	1,474
5% 9/1/22	1,000	1,194
Series D:
5% 9/1/19	3,895	4,474
5% 9/1/20	2,000	2,339
		23,958
Arizona - 2.3%
Arizona Ctfs. of Prtn. Series 2010 A, 5% 10/1/16 (FSA Insured)	13,000	13,690
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A:
5% 12/1/18	500	557
5% 12/1/19	600	681
5% 12/1/20	820	942
5% 12/1/21	1,105	1,277
5% 12/1/22	800	927
5% 12/1/23	1,000	1,167
5% 12/1/24	1,500	1,758
Arizona School Facilities Board Ctfs. of Prtn.:
Series 2005 A2, 5% 9/1/16 (Pre-Refunded to 9/1/15 @ 100)	11,000	11,082
Series 2008, 5.5% 9/1/16	1,385	1,462
Arizona Wtr. Infrastructure Fin. Auth. Rev. Series 2009 A:
5% 10/1/18	1,000	1,125
5% 10/1/20 (Pre-Refunded to 10/1/19 @ 100)	5,180	5,981
Glendale Gen. Oblig. Series 2015:
4% 7/1/19 (FSA Insured)	600	652
5% 7/1/22 (FSA Insured)	1,000	1,159
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Glendale Trans. Excise Tax Rev.:
5% 7/1/21 (FSA Insured)	$ 750	$ 875
5% 7/1/22 (FSA Insured)	1,170	1,370
5% 7/1/23 (FSA Insured)	1,395	1,643
Maricopa County School District #28 Kyrene Elementary Series 2010 B:
1% 7/1/19 (a)	900	985
1% 7/1/20 (a)	1,360	1,502
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2009 A, 5% 7/1/15	5,835	5,835
Series 2009 B, 5% 7/1/16	5,090	5,322
Pima County Ctfs. of Prtn. Series 2014:
5% 12/1/21	2,210	2,548
5% 12/1/22	2,470	2,861
5% 12/1/23	3,425	4,000
Pima County Swr. Sys. Rev.:
Series 2011 B, 5% 7/1/19	3,225	3,684
Series 2012 A:
5% 7/1/18	825	917
5% 7/1/19	1,550	1,771
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2009 A, 5% 1/1/26	500	562
Tucson Gen. Oblig. Series 2005, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250	1,250
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011:
5% 7/1/16 (Escrowed to Maturity)	3,055	3,192
5% 7/1/17 (Escrowed to Maturity)	3,315	3,590
5% 7/1/18 (Escrowed to Maturity)	3,365	3,752
		88,119
California - 8.4%
Alameda Corridor Trans. Auth. Rev.:
Series 2004 A, 0% 10/1/19	3,600	3,204
Series 2013 A, 5% 10/1/22	2,190	2,605
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds 1.5%, tender 4/2/18 (d)	5,200	5,216
California Gen. Oblig.:
Bonds 3%, tender 12/1/19 (d)	15,600	16,532
5% 9/1/18	7,500	8,419
5% 9/1/19	20,000	23,034
5% 9/1/20	20,000	23,415
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 H, 5.125% 7/1/22 (Pre-Refunded to 7/1/15 @ 100)	$ 1,005	$ 1,005
Bonds (Children's Hosp. of Orange County Proj.) Series 2012 A, 1.87%, tender 7/1/17 (d)	4,000	4,046
California Infra Eco Dev. Bank Rev. Bonds Series 2013 A1:
0.35%, tender 4/1/16 (d)	17,000	16,999
0.35%, tender 4/1/16 (d)	30,000	30,000
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 0.5%, tender 8/3/15 (b)(d)(e)	18,100	18,100
California Pub. Works Board Lease Rev.:
(Dept. of Corrections & Rehab. Proj.) Series 2011 C, 5% 10/1/18	1,750	1,962
(Riverside Campus Proj.) Series 2012 H, 5% 4/1/22	1,000	1,182
(Univ. Proj.) Series 2011 B:
5% 10/1/18	2,740	3,079
5% 10/1/19	1,490	1,718
(Various Cap. Projs.):
Series 2011 A:
5% 10/1/18	6,475	7,258
5% 10/1/19	5,000	5,747
5% 10/1/20	2,525	2,950
Series 2012 A, 5% 4/1/21	1,000	1,174
Series 2012 G, 5% 11/1/22	1,250	1,488
(Various Judicial Council Projects) Series 2011 D, 5% 12/1/19	4,100	4,728
Series 2009 J, 5% 11/1/17	2,300	2,516
Series 2010 A:
5% 3/1/16	2,000	2,061
5% 3/1/17	5,405	5,790
California Statewide Cmntys. Dev. Auth. Rev. Bonds:
Series 2002 C, 5%, tender 5/1/17 (d)	4,000	4,304
Series 2009 E2, 5%, tender 5/1/17 (d)	2,000	2,152
Contra Costa Trans. Auth. Sales Tax Rev. Bonds Series 2012 A, 0.493%, tender 12/12/15 (d)	12,500	12,498
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2013 A, 4% 6/1/21	3,500	3,878
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/19	4,400	5,054
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Series 2010 A, 5% 8/1/17	5,000	5,434
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Gen. Oblig. Series 2011 B, 5% 9/1/18	$ 20,960	$ 23,521
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C:
4.625% 3/1/18	1,500	1,641
5% 3/1/19	2,935	3,330
Los Angeles Unified School District Ctfs. of Prtn. (Multiple Properties Proj.) Series 2010 A:
5% 12/1/16	2,025	2,144
5% 12/1/17	9,790	10,730
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. (Refing. Proj.) Series 2009, 5% 8/1/17 (FSA Insured)	2,130	2,308
Northern California Pwr. Agcy. Rev.:
(Geothermal #3 Proj.) Series 2009 A, 5% 7/1/15	2,170	2,170
(Hydroelectric #1 Proj.) Series 2010 A:
4% 7/1/15	2,000	2,000
5% 7/1/18	2,000	2,226
Oakland Unified School District Alameda County Series 2013, 5.5% 8/1/23	1,000	1,176
Port of Oakland Rev. Series 2012 P, 5% 5/1/21 (e)	2,500	2,904
Rancho Cucamonga Redev. Agcy. (Rancho Redev. Proj.):
5% 9/1/23 (FSA Insured)	1,350	1,611
5% 9/1/24 (FSA Insured)	2,300	2,766
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A:
4% 6/1/17	1,750	1,854
5% 6/1/17	3,700	3,991
5% 6/1/18	6,470	7,109
Sacramento Muni. Util. District Elec. Rev. Series 2011 X, 5% 8/15/21	4,000	4,752
Sacramento Pwr. Auth. Cogeneration Proj. Rev. Series 2005 A, 5% 7/1/18 (AMBAC Insured)	2,890	2,890
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A:
5% 8/1/16	5,450	5,698
5% 8/1/18	8,000	8,779
San Diego Cmnty. College District Series 2007, 0% 8/1/16 (FSA Insured)	1,160	1,150
San Pablo Calif Redev. Agcy. Series 2014 A, 5% 6/15/24 (FSA Insured)	1,380	1,641
Stockton Unified School District Gen. Oblig. 5% 7/1/18 (FSA Insured)	1,035	1,142
		325,081
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - 0.3%
Colorado Health Facilities Auth. Rev. Bonds (Catholic Health Initiatives Proj.) Series 2008 C4, 4%, tender 11/12/15 (d)	$ 4,200	$ 4,253
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2014 A, 5% 6/1/23	3,860	4,563
E-470 Pub. Hwy. Auth. Rev. Series 2015 A:
5% 9/1/19	1,000	1,118
5% 9/1/20	1,000	1,132
Univ. of Colorado Enterprise Sys. Rev. Series 2009 A, 5% 6/1/17	500	541
		11,607
Connecticut - 2.0%
Connecticut Gen. Oblig.:
(Econ. Recovery Proj.) Series 2009 A, 5% 1/1/16	2,700	2,763
Series 2012 C, 5% 6/1/21	23,420	27,242
Series 2012 D, 0.36% 9/15/15 (d)	6,000	6,003
Series 2013 A:
0.3% 3/1/16 (d)	1,100	1,101
0.41% 3/1/17 (d)	1,400	1,402
Series 2014 C, 5% 12/15/16	16,070	17,086
Series 2014 D, 2% 6/15/16	3,400	3,453
Connecticut Health & Edl. Facilities Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 1998 B, 1.55%, tender 2/1/17 (d)	2,860	2,903
Connecticut Hsg. Fin. Auth. Series 2013 B2, 4% 11/15/32	7,225	7,673
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2011 A, 5% 12/1/18	5,575	6,265
New Haven Gen. Oblig. Series 2013 A, 5% 8/1/15	1,000	1,004
		76,895
Delaware, New Jersey - 0.1%
Delaware River & Bay Auth. Rev. Series 2014 C:
5% 1/1/20	2,500	2,860
5% 1/1/21	2,000	2,317
		5,177
District Of Columbia - 0.4%
District of Columbia Gen. Oblig. Series 2007 B, 5% 6/1/16 (AMBAC Insured)	3,555	3,703
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/15 (FSA Insured)	$ 1,500	$ 1,508
District of Columbia Univ. Rev. Bonds (Georgetown Univ. Proj.) Series 2001 B, 4.7%, tender 4/1/18 (d)	8,500	9,229
		14,440
Florida - 10.9%
Alachua County Health Facilities Auth. Health Facilities Rev. (Shands Teaching Hospitals & Clinics, Inc. Proj.) Series 2010 B, 5% 12/1/15	4,395	4,476
Brevard County School Board Ctfs. of Prtn.:
Series 2014, 5% 7/1/21	1,000	1,165
Series 2015 C:
5% 7/1/21	650	757
5% 7/1/22	3,725	4,352
5% 7/1/23	3,000	3,526
Broward County Arpt. Sys. Rev. Series 2012 Q1, 5% 10/1/21	1,000	1,161
Broward County School Board Ctfs. of Prtn.:
Series 2008 A, 5% 7/1/15 (FSA Insured)	5,495	5,495
Series 2012 A:
5% 7/1/19	7,000	7,924
5% 7/1/20	15,070	17,313
Series 2015 A:
5% 7/1/19	2,000	2,264
5% 7/1/20	4,000	4,595
5% 7/1/21	4,500	5,214
5% 7/1/22	3,500	4,067
5% 7/1/23	2,750	3,212
5% 7/1/24	1,320	1,546
Series 2015 B:
5% 7/1/19	2,000	2,264
5% 7/1/20	3,000	3,447
5% 7/1/21	6,235	7,224
5% 7/1/22	1,275	1,482
5% 7/1/23	2,750	3,212
5% 7/1/24	1,145	1,341
Clay County Infrastructure Sales Surtax Rev. 5% 10/1/15 (Assured Guaranty Corp. Insured)	7,745	7,833
Clearwater Wtr. and Swr. Rev. Series 2011:
4% 12/1/16	1,265	1,325
5% 12/1/17	1,685	1,847
5% 12/1/18	685	772
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Clearwater Wtr. and Swr. Rev. Series 2011: - continued
5% 12/1/19	$ 1,820	$ 2,101
5% 12/1/20	1,000	1,167
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011:
5% 10/1/16	1,530	1,602
5% 10/1/17	1,455	1,563
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/20	8,600	10,005
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2009 C:
5% 6/1/16	3,000	3,126
5% 6/1/20	3,625	4,146
Series 2012 C, 5% 6/1/16	3,585	3,736
Florida Dept. of Envir. Protection Rev. Series 2012 A, 5% 7/1/19	15,800	17,873
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A:
5% 2/1/17	700	732
5% 2/1/18	1,790	1,908
5% 2/1/19	1,450	1,569
5% 2/1/20	2,025	2,210
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Series 2010 A, 5% 7/1/15 (Escrowed to Maturity)	20,010	20,010
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/21	1,030	1,164
5% 10/1/22	2,000	2,271
5% 10/1/23	1,270	1,444
5% 10/1/24	2,000	2,267
5% 10/1/25	1,750	1,981
5% 10/1/26	2,000	2,229
Florida Muni. Pwr. Agcy. Rev. (Stanton II Proj.) Series 2012 A, 5% 10/1/18	2,850	3,183
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2011 C:
5% 10/1/19	1,705	1,966
5% 10/1/20	1,000	1,172
Halifax Hosp. Med. Ctr. Rev. 5% 6/1/23	1,325	1,515
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2009 E, 5% 11/15/15	2,345	2,385
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Indian River County School Board Ctfs. of Prtn. Series 2014:
5% 7/1/20	$ 935	$ 1,073
5% 7/1/22	2,000	2,321
5% 7/1/23	2,000	2,332
Indian River County Wtr. & Swr. Rev.:
5% 9/1/15	1,000	1,008
5% 9/1/17	1,000	1,071
JEA Wtr. & Swr. Sys. Rev. Series 2010 D, 5% 10/1/21	1,945	2,243
Kissimmee Util. Auth. Elec. Sys. Rev. Series 2003, 5.25% 10/1/15	3,525	3,566
Manatee County Rev. Series 2013:
5% 10/1/19	1,250	1,433
5% 10/1/20	2,000	2,330
5% 10/1/21	2,000	2,350
5% 10/1/22	1,000	1,180
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series 2012:
5% 11/15/21	1,000	1,154
5% 11/15/22	485	562
Miami-Dade County Expressway Auth.:
(Waste Mgmt., Inc. of Florida Proj.):
Series 2013, 5% 7/1/19	2,000	2,275
5% 7/1/20	1,000	1,156
5% 7/1/21	2,000	2,334
5% 7/1/22	2,000	2,345
5% 7/1/23	2,000	2,334
Series 2014 A, 5% 7/1/24	625	737
Series 2014 B:
5% 7/1/22	1,500	1,758
5% 7/1/23	3,250	3,825
Miami-Dade County Gen. Oblig. (Parks Prog.) Series 2015 A, 5% 11/1/22	3,880	4,602
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B, 5% 6/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,875	3,887
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2014 D:
5% 11/1/20	4,875	5,639
5% 11/1/21	6,275	7,334
5% 11/1/22	2,915	3,410
5% 11/1/23	7,650	9,009
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County School Board Ctfs. of Prtn.: - continued
Series 2015 A:
5% 5/1/19	$ 1,000	$ 1,133
5% 5/1/20	2,095	2,409
5% 5/1/21	4,000	4,644
5% 5/1/22	3,720	4,333
5% 5/1/23	6,500	7,632
Series 2015 B, 5% 5/1/24 (c)	29,560	34,451
Series 2016 A, 5% 8/1/27 (c)	5,560	6,169
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/19	1,250	1,425
Orange County Health Facilities Auth.:
(Orlando Health, Inc.) Series 2009:
5% 10/1/15	2,210	2,234
5% 10/1/16	1,325	1,394
Series 2009, 5.25% 10/1/19	1,245	1,412
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Healthcare Sys. Proj.) Series 2008 A, 5% 11/1/15 (FSA Insured)	1,825	1,852
Orlando & Orange County Expressway Auth. Rev.:
Series 2010 B, 5% 7/1/15 (FSA Insured)	1,430	1,430
Series 2012, 5% 7/1/19	1,000	1,139
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 C, 5% 10/1/17	1,500	1,640
Series 2010 C, 5% 10/1/17	1,895	2,071
Series 2011 B:
5% 10/1/18	2,250	2,531
5% 10/1/19	2,325	2,680
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014:
4% 12/1/19	1,000	1,088
5% 12/1/20	880	1,001
5% 12/1/21	1,100	1,253
Palm Beach County School Board Ctfs. of Prtn.:
Series 2014 B:
4% 8/1/19	4,000	4,367
4% 8/1/21	4,040	4,451
5% 8/1/19	3,000	3,399
5% 8/1/21	4,000	4,638
Series 2015 B:
5% 8/1/19	2,735	3,099
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Palm Beach County School Board Ctfs. of Prtn.: - continued
Series 2015 B:
5% 8/1/20	$ 1,750	$ 2,015
Pasco County School District Sales Tax Rev. Series 2013:
5% 10/1/18	1,250	1,398
5% 10/1/19	1,100	1,257
5% 10/1/20	1,000	1,156
5% 10/1/21	1,000	1,162
5% 10/1/22	1,000	1,165
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev.:
Series 2011:
5% 10/1/17 (e)	4,465	4,838
5% 10/1/19 (e)	2,025	2,301
5% 10/1/18 (e)	2,745	3,051
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev.:
Series 2011 B:
5% 10/1/18 (Escrowed to Maturity)	2,440	2,739
5% 10/1/18 (Escrowed to Maturity)	2,260	2,537
Series 2011, 5% 10/1/19	5,590	6,447
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010:
5% 11/15/16	2,500	2,649
5% 11/15/17	1,515	1,656
Tampa Solid Waste Sys. Rev. Series 2010:
5% 10/1/15 (FSA Insured) (e)	2,920	2,952
5% 10/1/16 (FSA Insured) (e)	6,000	6,322
5% 10/1/17 (FSA Insured) (e)	5,000	5,412
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/20	1,800	2,075
Titusville Wtr. & Swr. Rev. Series 2010, 5% 10/1/17 (Assured Guaranty Corp. Insured)	1,135	1,229
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B:
5% 8/1/18	300	334
5% 8/1/19	310	353
		421,330
Georgia - 3.0%
Atlanta Arpt. Rev.:
5% 1/1/22	1,000	1,169
5% 1/1/23	1,000	1,179
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Atlanta Arpt. Rev.: - continued
5% 1/1/24	$ 1,150	$ 1,366
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (d)	12,500	12,640
2.2%, tender 4/2/19 (d)	9,700	9,896
Fulton County Wtr. & Swr. Rev. Series 2011:
5% 1/1/19	4,000	4,513
5% 1/1/20	4,000	4,609
Georgia Gen. Oblig. Series 2014 D, 5% 7/1/16	23,900	24,996
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Combined Cycle Proj.) Series A, 5% 11/1/18	2,000	2,244
(Proj. One):
Series 2008 A, 5.25% 1/1/17 (Berkshire Hathaway Assurance Corp. Insured)	7,925	8,451
Series 2008 D:
5.75% 1/1/19	14,890	16,886
5.75% 1/1/20	3,555	4,030
Series B, 5% 1/1/17	2,750	2,922
Series GG:
5% 1/1/16	680	695
5% 1/1/20	675	774
5% 1/1/21	1,670	1,942
Georgia Muni. Gas Auth. Rev.:
(Gas Portfolio III Proj.) Series 2014 U:
5% 10/1/19	1,500	1,712
5% 10/1/22	1,000	1,171
(Gas Portfolio III Proj.) Series 2014 U, 5% 10/1/23	2,420	2,854
(Gas Portfolio III Proj.) Series R, 5% 10/1/21	5,000	5,840
Private Colleges & Univs. Auth. Rev. (The Savannah College of Arts and Design Projs.) Series 2014, 5% 4/1/21	2,000	2,252
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009:
5% 1/1/16	2,415	2,470
5% 1/1/18	1,530	1,609
		116,220
Hawaii - 0.5%
Hawaii Arpts. Sys. Rev.:
Series 2010 B, 5% 7/1/15 (e)	3,900	3,900
Series 2011, 5% 7/1/19 (e)	4,000	4,498
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Hawaii - continued
Hawaii Gen. Oblig. Series DR, 5% 6/1/16 (Escrowed to Maturity)	$ 2,895	$ 3,015
State of Hawaii Dept. of Trans. Series 2013:
5% 8/1/19 (e)	1,400	1,572
5% 8/1/20 (e)	3,050	3,472
5% 8/1/21 (e)	550	632
5% 8/1/22 (e)	2,075	2,389
5% 8/1/23 (e)	1,435	1,658
		21,136
Illinois - 8.5%
Chicago Board of Ed.:
Series 1998 B1, 0% 12/1/21 (FGIC Insured)	10,000	7,507
Series 2009 D:
4% 12/1/16 (Assured Guaranty Corp. Insured)	950	970
5% 12/1/17 (Assured Guaranty Corp. Insured)	4,115	4,345
5% 12/1/18 (Assured Guaranty Corp. Insured)	2,335	2,501
Chicago Gen. Oblig.:
(City Colleges Proj.) Series 1999:
0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,200	6,868
0% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,753
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,805	8,638
0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,755	12,375
Series 2009 A, 5% 1/1/22	2,500	2,525
Series 2012 C, 5% 1/1/23	3,220	3,236
4.5% 1/1/20	1,150	1,163
5% 1/1/21	4,875	4,999
5% 1/1/21	1,500	1,538
5% 1/1/23	2,920	2,936
Chicago Midway Arpt. Rev.:
Series 2014 B:
5% 1/1/20	625	711
5% 1/1/21	400	459
5% 1/1/23	2,500	2,913
5% 1/1/22	5,000	5,790
5% 1/1/23	5,900	6,875
Chicago Motor Fuel Tax Rev. Series 2013:
5% 1/1/19	250	265
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Motor Fuel Tax Rev. Series 2013: - continued
5% 1/1/20	$ 300	$ 320
5% 1/1/21	400	426
5% 1/1/22	300	318
5% 1/1/23	535	565
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2010 D, 5.25% 1/1/17 (e)	1,000	1,060
Series 2010 E, 5% 1/1/16 (e)	1,500	1,533
Series 2011 B, 5% 1/1/18	6,500	7,068
Series 2012 A, 5% 1/1/21	1,400	1,598
Series 2012 B, 5% 1/1/21 (e)	4,605	5,167
Series 2013 B, 5% 1/1/22	4,000	4,593
Series 2013 D, 5% 1/1/22	3,220	3,697
Chicago Park District Gen. Oblig. Series 2014 D:
4% 1/1/17	1,050	1,076
4% 1/1/18	2,255	2,332
Chicago Sales Tax Rev. Series 1998, 5.5% 1/1/16 (FGIC Insured) (FSA Insured)	1,710	1,745
Chicago Transit Auth. Cap. Grant Receipts Rev.:
5% 6/1/19 (Assured Guaranty Corp. Insured)	2,085	2,152
5% 6/1/19 (Pre-Refunded to 12/1/16 @ 100)	415	441
Chicago Wastewtr. Transmission Rev. Series 2012:
5% 1/1/19	1,310	1,415
5% 1/1/23	1,200	1,304
Cook County Gen. Oblig.:
Series 2009 C, 5% 11/15/21	8,575	9,133
Series 2010 A, 5.25% 11/15/22	4,960	5,370
Series 2011 A, 5.25% 11/15/22	1,000	1,089
Series 2012 C:
5% 11/15/19	3,200	3,469
5% 11/15/20	7,210	7,855
5% 11/15/21	4,970	5,415
5% 11/15/22	1,250	1,357
Series 2014 A:
5% 11/15/20	1,000	1,089
5% 11/15/21	500	545
5% 11/15/22	1,000	1,086
Cook County Thorton Township High School District #205 5.5% 12/1/16 (Assured Guaranty Corp. Insured)	2,500	2,662
Illinois Edl. Facilities Auth. Rev. Bonds (Univ. of Chicago Proj.) Series B2, 1.55%, tender 2/13/30 (d)	10,000	9,873
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Gas Supply Rev. Bonds (The Peoples Gas Lt. and Coke Co. Proj.) Series 2010 B, 2.625%, tender 8/1/15 (d)	$ 9,500	$ 9,514
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.25% 10/1/15	2,220	2,245
Illinois Fin. Auth. Rev.:
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5% 7/1/15	1,000	1,000
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/16	2,060	2,137
5% 5/15/17	3,520	3,781
(Provena Health Proj.) Series 2010 A, 5.75% 5/1/19	2,650	3,031
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/15 (Escrowed to Maturity)	3,075	3,122
5% 11/1/16 (Escrowed to Maturity)	1,700	1,801
Bonds Series E, 2.25%, tender 4/29/22 (d)	22,930	22,530
Series 2012 A, 5% 5/15/23	1,300	1,478
Series 2012:
5% 9/1/18	1,160	1,272
5% 9/1/19	1,115	1,242
5% 9/1/20	1,470	1,651
5% 9/1/21	2,045	2,298
5% 9/1/22	3,530	3,976
5% 11/15/20	1,650	1,907
5% 11/15/22	500	578
5% 11/15/24	1,955	2,281
Illinois Gen. Oblig.:
Series 2002, 5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,495	1,501
Series 2004, 5% 11/1/16	11,000	11,516
Series 2005, 5% 4/1/17 (AMBAC Insured)	8,050	8,075
Series 2007 B, 5% 1/1/17	9,835	10,293
Series 2010:
5% 1/1/16 (FSA Insured)	3,200	3,264
5% 1/1/21 (FSA Insured)	1,600	1,715
Series 2012:
5% 3/1/19	5,500	5,897
5% 8/1/19	2,660	2,864
5% 8/1/20	6,900	7,487
5% 8/1/21	1,400	1,520
5% 8/1/22	5,800	6,254
Series 2013, 5% 7/1/22	1,265	1,365
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.: - continued
Series 2014, 5% 2/1/22	$ 3,000	$ 3,235
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.) Series 2003 A, 5% 5/15/16 (FSA Insured)	2,325	2,415
Series 2003 A, 5% 5/15/17 (FSA Insured)	2,150	2,315
Illinois Sales Tax Rev. Series 2009 B:
4.5% 6/15/16	5,000	5,185
4.5% 6/15/17	6,075	6,485
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2006 A2, 5% 1/1/31 (Pre-Refunded to 7/1/16 @ 100)	2,100	2,194
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity)	580	579
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,520	1,516
McHenry County Conservation District Gen. Oblig.:
Series 2014:
5% 2/1/19	2,285	2,580
5% 2/1/20	2,275	2,617
Series 2014. 5% 2/1/23	2,225	2,630
Will County Cmnty. Unit School District #365-U:
0% 11/1/16 (Escrowed to Maturity)	740	735
0% 11/1/16 (FSA Insured)	2,235	2,204
		327,405
Indiana - 2.0%
Indiana Fin. Auth. Econ. Dev. Rev. Bonds (Republic Svcs., Inc. Proj.):
Series 2012, 0.48%, tender 9/1/15 (d)(e)	6,300	6,300
Series A, 0.48%, tender 5/1/34 (d)(e)	2,100	2,100
Indiana Fin. Auth. Hosp. Rev. Series 2013:
5% 8/15/22	700	813
5% 8/15/23	1,000	1,166
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A, 5% 12/1/15	2,135	2,175
(Wabash Valley Correctional Facilities Proj.) Series 2009 A, 5% 7/1/15	8,025	8,025
Series 2010 A, 5% 2/1/17	2,800	2,991
Series 2012:
5% 3/1/20	650	727
5% 3/1/21	1,225	1,383
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.):
Series 2012 A:
5% 10/1/20	$ 825	$ 959
5% 10/1/22	1,600	1,886
Series 2014 A:
5% 10/1/20	375	436
5% 10/1/21	380	445
5% 10/1/22	675	794
Series 2015 A:
5% 10/1/24	1,495	1,788
5% 10/1/25	1,625	1,926
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (d)	4,000	4,176
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (d)	2,200	2,235
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A:
5% 1/1/19	1,470	1,656
5% 1/1/20	1,250	1,435
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series F, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	515	515
Indianapolis Thermal Energy Sys. Series 2010 B:
5% 10/1/16	5,000	5,262
5% 10/1/17	5,000	5,433
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/19	1,000	1,087
4% 1/15/20	1,345	1,481
4% 1/15/21	1,250	1,376
5% 7/15/19	1,680	1,912
5% 7/15/20	1,170	1,357
5% 7/15/21	1,000	1,169
Purdue Univ. Rev.:
(Student Facilities Sys. Proj.) Series 2009 B:
4% 7/1/17	500	532
5% 7/1/15	315	315
5% 7/1/16	500	523
Series Z-1:
5% 7/1/16	1,215	1,270
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Purdue Univ. Rev.: - continued
Series Z-1:
5% 7/1/17	$ 1,000	$ 1,083
5% 7/1/18	1,500	1,676
Rockport Poll. Cont. Rev. Bonds (Indiana Michigan Pwr. Co. Proj. Series 2009 B, 1.75%, tender 6/1/18 (d)	8,500	8,498
Univ. of Southern Indiana Rev. Series J:
5% 10/1/15 (Assured Guaranty Corp. Insured)	1,000	1,011
5% 10/1/16 (Assured Guaranty Corp. Insured)	1,165	1,227
		79,143
Iowa - 0.0%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/16 (Assured Guaranty Corp. Insured)	1,700	1,749
Kansas - 0.6%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D:
5% 11/15/15	625	636
5% 11/15/16	875	927
Overland Park Sales Tax Spl. Oblig. Rev. Series 2012, 4.375% 12/15/23	3,100	3,098
Wichita Hosp. Facilities Rev.:
(Via Christi Health Sys., Inc. Proj.) Series 2009 III A:
5% 11/15/15 (Escrowed to Maturity)	6,245	6,353
5% 11/15/16 (Escrowed to Maturity)	5,410	5,744
Series 2011 IV A:
5% 11/15/18 (Escrowed to Maturity)	2,250	2,540
5% 11/15/20 (Escrowed to Maturity)	2,745	3,233
		22,531
Kentucky - 0.8%
Kentucky Econ. Dev. Fin. Auth. Bonds Series 2009 B, 2.7%, tender 11/10/21 (d)	9,000	9,005
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/15	4,000	4,021
Kentucky State Property & Buildings Commission Rev. (#82 Proj.) 5.25% 10/1/17 (FSA Insured)	2,450	2,682
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.):
Series 2003 A, 1.65%, tender 4/3/17 (d)	6,000	6,062
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.): - continued
Series 2007 B:
1.15%, tender 6/1/17 (d)	$ 2,600	$ 2,600
1.6%, tender 6/1/17 (d)	8,000	8,052
		32,422
Louisiana - 1.1%
Louisiana Gas & Fuel Tax Rev. Bonds Series 2013 B, 0.599%, tender 5/1/17 (d)	25,000	25,080
Louisiana Pub. Facilities Auth. Rev.:
(Christus Health Proj.) Series 2009 A, 5% 7/1/16	2,000	2,084
(Entergy Gulf States Louisiana LLC Proj.) Series 2010 B, 2.875% 11/1/15	3,000	3,024
Louisiana Stadium and Exposition District Series 2013 A:
5% 7/1/21	1,500	1,748
5% 7/1/22	1,000	1,172
New Orleans Gen. Oblig. Series 2012, 5% 12/1/20	2,800	3,159
Reg'l. Transit Auth. Louisiana Sales Tax Rev. 4% 12/1/16 (FSA Insured)	1,000	1,041
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	4,500	5,129
		42,437
Maine - 0.2%
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/21	2,400	2,837
5% 7/1/22	1,850	2,206
5% 7/1/24	2,350	2,839
		7,882
Maryland - 1.7%
Maryland Gen. Oblig.:
Series 2008 2, 5% 7/15/22 (Pre-Refunded to 7/15/18 @ 100)	5,500	6,140
Series 2012 B, 5% 8/1/16	6,400	6,716
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Bonds:
Series 2012 D, 0.953%, tender 11/15/17 (d)	14,000	14,116
Series 2013 A:
0.703%, tender 5/15/18 (d)	4,700	4,703
0.723%, tender 5/15/18 (d)	7,100	7,101
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
Series 2015:
5% 7/1/19 (c)	$ 400	$ 444
5% 7/1/22 (c)	900	1,014
5% 7/1/23 (c)	1,000	1,128
5% 7/1/24 (c)	2,000	2,251
5% 7/1/25 (c)	1,770	1,990
Montgomery County Gen. Oblig. Series 2011 A, 5% 7/1/20	16,000	18,380
		63,983
Massachusetts - 1.4%
Braintree Gen. Oblig. Series 2009, 5% 5/15/16	4,400	4,577
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2006 B, 5.25% 7/1/18	2,300	2,591
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.):
Series Q1:
4% 7/1/15	1,500	1,500
4% 7/1/16	1,000	1,036
Series Q2:
4% 7/1/15	1,170	1,170
4% 7/1/16	1,000	1,036
5% 7/1/17	1,370	1,485
(Tufts Med. Ctr. Proj.) Series I, 5% 1/1/16	1,300	1,326
Bonds Series 2013 U-6E, 0.62%, tender 9/30/16 (d)	5,900	5,908
4.5% 11/15/18 (b)	5,000	5,005
Massachusetts Edl. Fing. Auth. Rev. Series 2013, 5% 7/1/19 (e)	4,725	5,237
Massachusetts Gen. Oblig.:
Series 2004 B, 5.25% 8/1/20	12,700	15,037
Series 2006 D, 5% 8/1/22 (Pre-Refunded to 8/1/16 @ 100)	4,500	4,722
Medford Gen. Oblig. Series 2011 B, 4% 3/1/19	3,570	3,866
		54,496
Michigan - 2.7%
Detroit Swr. Disp. Rev. Series 2006 D, 0.784% 7/1/32 (d)	4,070	3,558
Grand Blanc Cmnty. Schools Series 2013:
5% 5/1/19	1,225	1,382
5% 5/1/20	2,635	3,025
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Grand Blanc Cmnty. Schools Series 2013: - continued
5% 5/1/21	$ 2,150	$ 2,492
5% 5/1/22	1,850	2,158
Grand Valley Michigan State Univ. Rev. Series 2009, 5% 12/1/16	1,320	1,399
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/18	1,250	1,394
5% 11/15/19	1,000	1,134
Michigan Fin. Auth. Rev.:
Series 2012 A:
5% 6/1/16	2,290	2,367
5% 6/1/17	1,410	1,507
5% 6/1/18	2,430	2,660
Series 2015 A:
5% 8/1/22	2,400	2,785
5% 8/1/23	3,800	4,406
Michigan Hosp. Fin. Auth. Rev. Bonds:
Series 1999 B3, 0.3%, tender 2/3/16 (d)	25,000	25,009
Series 2005 A4, 1.625%, tender 11/1/19 (d)	9,215	9,107
Series 2010 F3, 1.4%, tender 6/29/18 (d)	1,900	1,917
Series 2010 F4, 1.95%, tender 4/1/20 (d)	6,545	6,628
Michigan Muni. Bond Auth. Rev.:
(Clean Wtr. Pooled Proj.) Series 2010:
5% 10/1/15	1,750	1,770
5% 10/1/15	3,250	3,287
(Local Govt. Ln. Prog.) Series 2009 C, 5% 5/1/16	1,865	1,927
Royal Oak Hosp. Fin. Auth. Hosp. Rev.:
(William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5% 8/1/15 (Escrowed to Maturity)	2,070	2,077
Series 2014 D:
5% 9/1/21	1,500	1,739
5% 9/1/23	500	580
Spring Lake Pub. Schools:
Series 2014, 5% 5/1/19	2,300	2,595
5% 11/1/19	2,775	3,163
5% 5/1/20	3,630	4,167
5% 11/1/20	1,745	2,020
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Spring Lake Pub. Schools: - continued
5% 5/1/21	$ 4,110	$ 4,764
Western Michigan Univ. Rev. 5.25% 11/15/15 (Assured Guaranty Corp. Insured)	3,275	3,333
		104,350
Minnesota - 0.4%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2014 A:
5% 1/1/22	1,000	1,163
5% 1/1/23	1,000	1,172
Series 2014 B:
5% 1/1/21 (e)	2,290	2,623
5% 1/1/22 (e)	2,000	2,311
5% 1/1/23 (e)	1,000	1,159
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1, 5% 2/15/16 (Assured Guaranty Corp. Insured)	565	581
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2009 A, 5% 1/1/16	1,000	1,023
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev. Series 2014 A:
5% 1/1/22	1,000	1,178
5% 1/1/23	1,500	1,783
5% 1/1/24	1,000	1,199
		14,192
Mississippi - 0.2%
Mississippi Gen. Oblig. (Cap. Impts. Proj.) Series 2012 D, 0.6% 9/1/17 (d)	3,295	3,298
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2, 0.5%, tender 7/9/15 (d)(f)	6,100	6,100
		9,398
Missouri - 0.0%
Saint Louis Arpt. Rev. Series 2013, 5% 7/1/18	765	845
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nebraska - 0.1%
Nebraska Pub. Pwr. District Rev.:
Series 2012 C, 5% 1/1/22 (Pre-Refunded to 1/1/18 @ 100)	$ 1,100	$ 1,210
Series C, 4% 1/1/16	2,195	2,234
		3,444
Nevada - 1.9%
Clark County Arpt. Rev.:
Series 2008 E, 5% 7/1/15	3,500	3,500
Series 2013 C1, 2.5% 7/1/15 (e)	12,400	12,400
Clark County School District:
Series 2012 A, 5% 6/15/19	24,610	27,965
Series 2014 A, 5.5% 6/15/16	2,700	2,830
Nevada Gen. Oblig.:
Series 2010 C, 5% 6/1/19	12,140	13,839
Series 2012 B, 5% 8/1/20	2,230	2,597
Series 2013 D1:
5% 3/1/23	4,500	5,362
5% 3/1/24	2,700	3,211
		71,704
New Hampshire - 0.3%
New Hampshire Health & Ed. Facilities Auth. Rev. Series 2012:
4% 7/1/20	2,705	2,837
4% 7/1/21	1,520	1,590
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 2/1/17	3,000	3,200
5% 2/1/18	2,500	2,742
		10,369
New Jersey - 5.4%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/20	3,000	3,397
5% 2/15/21	2,500	2,852
5% 2/15/22	2,500	2,867
5% 2/15/23	2,750	3,172
New Jersey Ctfs. of Prtn. Series 2009 A, 5% 6/15/16	6,500	6,761
New Jersey Econ. Dev. Auth. Rev.:
Series 2005 K, 5.5% 12/15/19	8,030	8,912
Series 2009 BB, 5% 9/1/15 (Escrowed to Maturity)	3,390	3,415
Series 2011 EE, 5% 9/1/20	5,000	5,434
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Econ. Dev. Auth. Rev.: - continued
Series 2012 II:
5% 3/1/21	$ 6,800	$ 7,391
5% 3/1/22	6,290	6,803
Series 2012, 5% 6/15/18	5,600	6,033
Series 2013 NN, 5% 3/1/19	8,165	8,808
Series 2014 PP, 5% 6/15/19	17,000	18,413
New Jersey Edl. Facility Series 2014:
5% 6/15/20	11,000	11,924
5% 6/15/21	11,000	11,946
New Jersey Gen. Oblig. Series O, 5.25% 8/1/22	3,930	4,508
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2010 1A, 5% 12/1/15	4,500	4,580
Series 2013:
5% 12/1/18 (e)	6,000	6,595
5% 12/1/19 (e)	3,850	4,291
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds Series 2013 D, 0.6%, tender 1/1/16 (d)	5,000	5,001
Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity)	200	206
Series 2013 A, 5% 1/1/24	4,345	5,065
Series 2013 C, 0.55% 1/1/17 (d)	16,000	16,010
New Jersey Trans. Trust Fund Auth.:
Series 2003 A, 5.5% 12/15/16 (FSA Insured)	5,000	5,281
Series 2003 B, 5.25% 12/15/19	3,870	4,250
Series 2003 B. 5.25% 12/15/19	5,500	6,040
Series 2012 AA, 5% 6/15/19	1,500	1,619
Series 2013 A:
5% 12/15/19	6,455	7,022
5% 6/15/20	18,000	19,556
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A:
5% 9/15/15	5,250	5,297
5% 9/15/21	4,900	5,562
		209,011
New Mexico - 1.0%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.):
Series 2005 B, 1.875%, tender 4/1/20 (d)	11,000	10,923
Series 2011, 1.875%, tender 4/1/20 (d)	6,290	6,260
New Mexico Edl. Assistance Foundation:
Series 2009 B, 4% 9/1/16	7,000	7,270
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Mexico - continued
New Mexico Edl. Assistance Foundation: - continued
Series 2010 A1:
4% 12/1/15	$ 3,700	$ 3,756
4% 12/1/16	6,750	7,068
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/17 (FSA Insured)	4,480	4,822
		40,099
New York - 9.1%
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/18 (Assured Guaranty Corp. Insured) (FSA Insured)	1,100	1,205
5% 7/1/19 (Assured Guaranty Corp. Insured) (FSA Insured)	640	711
Metropolitan Trans. Auth. Svc. Contract Rev. Series 2002 A, 5.5% 7/1/17	5,000	5,463
New York City Gen. Oblig.:
Series 2005 F1, 5% 9/1/15	3,560	3,589
Series 2014 J, 3% 8/1/16	5,600	5,755
Series 2014 K, 3% 8/1/16	3,900	4,008
Series 2015 C:
5% 8/1/23	10,000	11,881
5% 8/1/24	5,000	5,973
5% 8/1/25	1,700	2,026
Series J8, 0.45% 8/1/21 (d)	7,500	7,502
New York City Transitional Fin. Auth. Rev.:
Series 2003 B, 5% 2/1/20	3,000	3,462
Series 2010 B:
5% 11/1/17	11,740	12,851
5% 11/1/17 (Escrowed to Maturity)	18,260	20,019
5% 11/1/20	5,950	6,872
Series 2010 D:
5% 11/1/15 (Escrowed to Maturity)	890	904
5% 11/1/17	8,015	8,771
5% 11/1/17 (Escrowed to Maturity)	2,100	2,300
Series 2012 A:
5% 11/1/17	6,180	6,772
5% 11/1/17 (Escrowed to Maturity)	820	898
5% 11/1/20	4,500	5,267
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev.:
(State Univ. Proj.) Series 2012 A, 5% 5/15/20	$ 4,000	$ 4,651
Series 2012 A, 4% 5/15/20	8,000	8,922
New York Dorm. Auth. Personal Income Tax Rev. Series 2012 A, 5% 12/15/20	8,500	9,971
New York Dorm. Auth. Revs.:
Series 2008 B, 5% 7/1/15	30,000	30,000
Series 2008 D, 5.25% 8/15/17 (FSA Insured)	7,000	7,647
Series 2009 A:
5% 7/1/15	12,850	12,850
5% 7/1/16	8,390	8,757
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series B, 5% 11/15/15	2,325	2,365
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2012 G2, 0.653%, tender 11/1/15 (d)	13,300	13,303
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,200	6,027
Series 2008 B2:
5% 11/15/19	6,185	7,103
5% 11/15/20	5,500	6,413
5% 11/15/21	4,000	4,697
Series 2012 B, 5% 11/15/22	2,000	2,355
Series 2012 D, 5% 11/15/18	2,515	2,829
Series 2012 E:
4% 11/15/19	4,000	4,426
5% 11/15/21	2,435	2,860
Series 2012 F, 5% 11/15/19	5,000	5,742
New York Thruway Auth. Gen. Rev. Series 2013 A, 5% 5/1/19	20,400	23,049
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2010 A, 5% 4/1/17	1,000	1,074
Series 2011 A1:
5% 4/1/17	1,500	1,612
5% 4/1/18	3,500	3,877
New York Urban Dev. Corp. Rev.:
Series 2009 C, 5% 12/15/16	17,000	18,085
Series 2011 A, 5% 3/15/21	18,425	21,568
Tobacco Settlement Fing. Corp.:
Series 2011, 5% 6/1/16	20,000	20,824
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series 2013 B, 5% 6/1/21	$ 3,400	$ 3,546
Triborough Bridge & Tunnel Auth. Revs. Series Y, 5.5% 1/1/17 (Escrowed to Maturity)	2,930	3,031
		353,813
North Carolina - 1.3%
Dare County Ctfs. of Prtn. Series 2012 B:
4% 6/1/17	1,000	1,063
4% 6/1/18	1,280	1,383
4% 6/1/20	1,000	1,108
5% 6/1/19	1,305	1,483
Mecklenburg County Pub. Facilities Corp. Series 2009:
5% 3/1/16	5,870	6,052
5% 3/1/18	1,500	1,654
Nash Health Care Sys. Health Care Facilities Rev. Series 2003, 5% 11/1/15 (FSA Insured)	1,600	1,624
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2010 A, 5% 1/1/16	6,035	6,167
North Carolina Gen. Oblig. Series 2014 A, 5% 6/1/16	8,095	8,437
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/16	1,000	1,040
5% 6/1/17	3,220	3,470
5% 6/1/18	3,820	4,209
Univ. of North Carolina at Chapel Hill Rev. Bonds Series 2012 A, 0.573%, tender 12/1/15 (d)	11,500	11,495
		49,185
North Dakota - 0.1%
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.) Series 2005, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,825	1,852
Ohio - 3.5%
American Muni. Pwr., Inc. Rev. Bonds Series B, 5%, tender 8/15/20 (d)	35,000	39,752
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	3,035	3,147
5% 6/1/17	3,500	3,751
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Cincinnati City School District 5.25% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,555	$ 4,027
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 4% 12/1/16	1,000	1,048
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/22	2,145	2,401
5% 6/15/23	1,855	2,085
Hamilton County Convention Facilities Auth. Rev. Series 2014:
5% 12/1/19	1,910	2,159
5% 12/1/20	2,205	2,518
5% 12/1/21	2,045	2,347
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010:
5% 6/1/16 (FSA Insured)	1,105	1,149
5% 6/1/17 (FSA Insured)	1,160	1,249
Ohio Air Quality Dev. Auth. Rev.:
Bonds (First Energy Nuclear Generation Proj.) Series 2006 A, 3.75%, tender 12/3/18 (d)	13,300	13,982
Series 2009 C, 5.625% 6/1/18	1,395	1,529
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.):
Series 2009 B, 5% 10/1/15	6,505	6,579
Series 2010 C:
4% 10/1/15	3,200	3,229
5% 10/1/16	1,250	1,320
(Adult Correctional Bldg. Fund Proj.):
Series 2009 B, 5% 10/1/15	4,535	4,587
Series 2010 A, 5% 10/1/15	1,185	1,199
Ohio Gen. Oblig.:
(Common Schools Proj.) Series 2010 A, 5% 9/15/17	2,600	2,837
(Higher Ed. Proj.) Series 2010 A, 5% 8/1/17	3,290	3,575
Series 2011 A, 5% 8/1/17	3,070	3,336
Series 2012 C, 5% 9/15/21	4,350	5,156
Series 2013 B, 4% 6/15/16	2,200	2,276
Ohio Higher Edl. Facility Commission Rev. (Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5% 1/15/17	1,000	1,061
Ohio State Univ. Gen. Receipts Series 2010 A:
5% 12/1/16	4,720	5,010
5% 12/1/16 (Escrowed to Maturity)	280	297
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds:
(FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (d)	$ 10,225	$ 10,648
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 B, 3.375%, tender 7/1/15 (d)	5,000	5,000
		137,254
Oklahoma - 0.3%
Oklahoma Dev. Fin. Auth. Rev.:
(Saint John Health Sys. Proj.) Series 2012, 5% 2/15/23	2,600	2,994
Series 2004 A, 2.375% 12/1/21	1,350	1,363
Series 2012, 5% 2/15/21	1,600	1,847
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/18	5,215	5,886
		12,090
Oregon - 0.1%
Oregon Facilities Auth. Rev. (Legacy Health Sys. Proj.) Series 2009 A, 5% 3/15/16	1,750	1,806
Pennsylvania - 4.3%
Allegheny County Arpt. Auth. Rev. Series A, 5% 1/1/16 (FSA Insured) (e)	1,000	1,022
Allegheny County Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 4% 8/15/15	1,385	1,391
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.):
Series 2005 A, 3.375%, tender 7/1/15 (d)	2,000	2,000
Series 2006 A, 3.5%, tender 6/1/20 (d)	5,250	5,376
Series 2006 B, 3.5%, tender 6/1/20 (d)	6,000	6,144
Franklin County Indl. Dev. Auth. (The Chambersburg Hosp. Proj.) Series 2010:
5% 7/1/16	1,000	1,044
5% 7/1/17	1,255	1,352
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 2009 A, 5% 6/1/17	2,200	2,366
Montgomery County Higher Ed. & Health Auth. Rev. Series 2014 A:
4% 10/1/18	1,000	1,070
4% 10/1/19	660	711
5% 10/1/20	1,260	1,414
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/18	$ 2,455	$ 2,662
5% 3/1/19	2,310	2,555
5% 3/1/20	2,140	2,405
Pennsylvania Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B:
5% 1/1/22	5,000	5,414
5% 7/1/22	5,200	5,425
5% 1/1/23	3,000	3,068
5% 7/1/23	1,650	1,653
Pennsylvania Gen. Oblig.:
Series 2006 1, 5% 10/1/19 (Pre-Refunded to 10/1/16 @ 100)	7,000	7,398
Series 2010 A3, 5% 7/15/16	3,900	4,081
Series 2011, 5% 7/1/21	1,900	2,196
Series 2013 1, 5% 4/1/16	2,655	2,747
Pennsylvania Higher Edl. Facilities Auth. Rev. Series 2014:
5% 12/1/19	340	391
5% 12/1/21	275	325
5% 12/1/22	855	1,017
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2009 B, 5% 12/1/17	12,500	13,675
Series 2013 A, 0.67% 12/1/17 (d)	6,400	6,419
Philadelphia Gas Works Rev.:
(1998 Gen. Ordinance Proj.) Eighth Series A, 5% 8/1/15	2,100	2,108
Eighth Series A, 5% 8/1/16	1,000	1,041
Seventeenth Series:
5.375% 7/1/15 (FSA Insured)	2,000	2,000
5.375% 7/1/16 (FSA Insured)	2,300	2,399
Philadelphia Gen. Oblig.:
Series 2008 A:
5% 12/15/15 (FSA Insured)	5,000	5,103
5% 12/15/16 (FSA Insured)	7,275	7,722
Series 2011:
5.25% 8/1/17	6,165	6,694
5.25% 8/1/18	5,515	6,145
Philadelphia Muni. Auth. Rev. Series 2013 A:
5% 11/15/17	6,635	7,206
5% 11/15/18	3,430	3,811
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia School District Series 2010 C, 5% 9/1/16	$ 13,610	$ 14,247
Philadelphia Wtr. & Wastewtr. Rev. Series 2010 A, 5% 6/15/16	6,000	6,256
Pittsburgh & Allegheny County Sports & Exhibition Auth. Series 2010, 5% 2/1/16 (FSA Insured)	5,620	5,767
Pittsburgh School District Series 2010 A:
4% 9/1/15	1,405	1,413
4% 9/1/15 (Escrowed to Maturity)	45	45
5% 9/1/16 (FSA Insured)	1,685	1,769
Saint Mary Hosp. Auth. Health Sys. Rev. (Catholic Health East Proj.) Series 2010 B, 5% 11/15/15	2,420	2,460
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011:
5% 6/1/18	1,000	1,099
5% 6/1/19	200	224
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2012:
5% 4/1/19	1,305	1,453
5% 4/1/20	1,250	1,407
5% 4/1/21	1,000	1,128
Unionville-Chadds Ford School District Gen. Oblig. Series 2009, 5% 6/1/20	1,190	1,354
		168,172
Rhode Island - 0.6%
Rhode Island Econ. Dev. Corp. Rev. (Dept. of Trans. Proj.) Series 2009 A, 5% 6/15/16 (Assured Guaranty Corp. Insured)	6,625	6,902
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A:
5% 5/15/18	1,000	1,083
5% 5/15/19	1,500	1,650
Rhode Island Health & Edl. Bldg. Corp. Pub. Schools Rev. Series 2015, 5% 5/15/25 (FSA Insured)	6,040	7,019
Tobacco Setlement Fing. Corp. Series 2015 A:
5% 6/1/26	3,500	3,887
5% 6/1/27	1,000	1,095
		21,636
South Carolina - 1.7%
Lexington County Health Svcs. District, Inc. Hosp. Rev. Series 2011, 5% 11/1/19	1,190	1,358
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/23	$ 4,440	$ 5,131
5% 12/1/26	1,100	1,256
South Carolina Pub. Svc. Auth. Rev.:
Series 2012 B:
5% 12/1/17	2,000	2,185
5% 12/1/20	1,000	1,165
Series 2012 C, 5% 12/1/17	10,535	11,512
Series 2014 C:
5% 12/1/22	1,100	1,301
5% 12/1/23	5,000	5,905
Series 2015 C:
5% 12/1/18 (c)	15,000	16,547
5% 12/1/19 (c)	18,690	21,025
		67,385
South Dakota - 0.2%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Reg'l. Health Proj.) Series 2010:
5% 9/1/15	680	685
5% 9/1/16	500	524
5% 9/1/17	490	530
Series 2011:
5% 9/1/17	1,100	1,190
5% 9/1/18	1,200	1,330
5% 9/1/19	1,255	1,420
Series 2014 B:
4% 11/1/19	400	442
4% 11/1/20	625	694
4% 11/1/21	500	556
5% 11/1/22	375	440
		7,811
Tennessee - 0.4%
Knox County Health Edl. & Hsg. Facilities Series 2012 A:
5% 1/1/19	1,925	2,150
5% 1/1/20	2,500	2,841
5% 1/1/21	2,500	2,874
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5% 7/1/16 (e)	1,730	1,802
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A:
5% 7/1/16	$ 1,815	$ 1,894
5% 7/1/17	1,100	1,190
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/15	3,125	3,148
		15,899
Texas - 8.6%
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.25% 8/1/15 (Escrowed to Maturity)	2,585	2,594
Austin Elec. Util. Sys. Rev.:
Series A, 5% 11/15/15	1,000	1,017
0% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	4,352
Austin Independent School District Series 2004, 5% 8/1/17	1,450	1,576
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A, 5% 11/15/15	2,250	2,287
Brownsville Util. Sys. Rev. Series 2008 A, 5% 9/1/15 (FSA Insured)	2,665	2,685
Carroll Independent School District Series 2009 C, 5.25% 2/15/19	1,000	1,135
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A, 5% 11/1/15	5,000	5,075
Series 2013 F:
5% 11/1/19	2,000	2,296
5% 11/1/20	1,500	1,747
5% 11/1/21	3,000	3,506
5% 11/1/22	5,000	5,871
Dallas Independent School District Series 2014 A, 4% 8/15/16	9,280	9,645
Dallas Wtrwks. & Swr. Sys. Rev. Series 2011, 5% 10/1/18	1,600	1,801
Fort Worth Independent School District Series 2009, 5% 2/15/16	3,690	3,797
Grapevine Gen. Oblig. Series 2009, 5% 2/15/16	1,375	1,415
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Memorial Hermann Health Sys. Proj.) Series 2013 B, 0.47% 6/1/16 (d)	1,590	1,592
Harris County Cultural Ed. Facilities Fin. Corp. Thermal Util. Rev. (TECO Proj.) Series 2009 A, 5% 11/15/16	500	530
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Gen. Oblig.:
Bonds Series 2012 B, 0.66%, tender 8/15/15 (d)	$ 10,470	$ 10,472
Series 2012 A, 0.5% 8/15/15 (d)	1,300	1,300
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/17 (e)	7,380	7,967
Series 2012 A, 5% 7/1/23 (e)	2,000	2,279
Series A:
5% 7/1/15	2,070	2,070
5% 7/1/16	1,080	1,128
Houston Independent School District Series 2005 A, 0% 2/15/16	4,500	4,483
Houston Util. Sys. Rev.:
Bonds Series 2012 C, 0.67%, tender 8/1/16 (d)	9,200	9,197
5% 5/15/22	5,000	5,908
5% 5/15/23	7,000	8,357
Klein Independent School District Series 2009 A, 5% 8/1/16	2,195	2,301
Lewisville Independent School District Series 2009, 5% 8/15/17	1,170	1,274
Lower Colorado River Auth. Rev.:
(LCRA Transmission Svcs. Corp. Proj.) Series 2010, 5% 5/15/18	3,140	3,478
Series 2010, 5% 5/15/17	2,805	3,022
5% 5/15/16	2,355	2,446
5% 5/15/16 (Escrowed to Maturity)	5	5
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B:
5% 7/1/17	2,800	3,022
5% 7/1/18	3,030	3,359
Mansfield Independent School District Series 2009, 4% 2/15/17	1,840	1,939
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2008 A, 0.5%, tender 8/3/15 (d)(e)	12,700	12,700
North Harris County Reg'l. Wtr. Auth. Series 2013, 4% 12/15/22	1,580	1,754
North Texas Tollway Auth. Rev. Bonds Series 2012 C, 1.95%, tender 1/1/19 (d)	8,500	8,583
Northside Independent School District Bonds:
Series 2011 A, 2%, tender 6/1/19 (d)	6,365	6,453
1%, tender 6/1/16 (d)	20,000	20,074
1.2%, tender 8/1/17 (d)	29,415	29,493
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Sam Rayburn Muni. Pwr. Agcy. Series 2012, 5% 10/1/20	$ 1,000	$ 1,148
San Antonio Elec. & Gas Sys. Rev. Series 2006 A, 5% 2/1/25 (Pre-Refunded to 2/1/16 @ 100)	3,400	3,491
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/20	1,000	1,150
5% 9/15/21	1,000	1,164
5% 9/15/22	3,440	4,003
San Antonio Wtr. Sys. Rev. Series 2012:
4% 5/15/19	1,500	1,655
5% 5/15/20	6,000	6,977
5% 5/15/21	5,000	5,874
San Jacinto Cmnty. College District Series 2009, 5% 2/15/16	2,000	2,058
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009, 5% 10/1/16	5,795	6,112
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/21	750	873
5% 8/15/23	1,000	1,165
Series 2013:
4% 9/1/18	400	430
5% 9/1/19	655	740
5% 9/1/20	915	1,049
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
5.75% 7/1/18	2,600	2,820
5.75% 7/1/18 (Pre-Refunded to 7/1/16 @ 100)	810	845
Texas Gen. Oblig.:
Series 2006, 5% 4/1/27 (Pre-Refunded to 4/1/16 @ 100)	3,700	3,829
Series 2009 A, 5% 10/1/16	3,400	3,588
Series 2014, 5% 10/1/16	10,645	11,235
Texas Muni. Pwr. Agcy. Rev. Series 2010:
5% 9/1/15	835	841
5% 9/1/16	750	787
Texas Pub. Fin. Auth. Rev. Series 2014 B:
4% 7/1/17	2,100	2,206
4% 7/1/18	2,200	2,239
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2015 A, 5%, tender 4/1/20 (d)	10,700	12,242
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Trans. Commission State Hwy. Fund Rev.:
Series 2007, 5% 4/1/25	$ 2,200	$ 2,350
3% 10/1/17 (c)	34,000	35,600
Tomball Independent School District 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,105	1,182
Univ. of Texas Board of Regents Sys. Rev.:
Series 2006 B, 5% 8/15/24 (Pre-Refunded to 8/15/16 @ 100)	5,975	6,280
Series 2010 B, 5% 8/15/21	1,800	2,131
		332,049
Utah - 0.2%
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/17	1,090	1,179
Utah Gen. Oblig. Series 2009 C, 5% 7/1/16	5,555	5,810
		6,989
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B, 5% 12/1/15 (FSA Insured)	2,225	2,263
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/15	5,000	5,047
Virginia - 0.9%
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A:
4% 7/15/20	605	657
5% 7/15/21	400	457
Fairfax County Gen. Oblig.:
5% 10/1/19 (c)	8,000	9,251
5% 10/1/20 (c)	6,710	7,906
5% 10/1/21 (c)	3,000	3,581
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/24	2,340	2,656
Virginia Commonwealth Trans. Board Rev. (U.S. Route 58 Corridor Dev. Prog.) Series 2014 B, 5% 5/15/16	2,100	2,185
Virginia Pub. School Auth.:
Series ll, 5% 4/15/16	2,600	2,695
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Virginia Pub. School Auth.: - continued
Series Xll, 5% 4/15/16	$ 3,940	$ 4,084
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.875%, tender 5/16/19 (d)	2,500	2,538
		36,010
Washington - 1.1%
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/20	1,375	1,584
5% 1/1/21	1,865	2,185
King County Highline School District # 401 Series 2009:
5% 12/1/16	6,350	6,741
5% 12/1/17	2,950	3,230
Port of Seattle Passenger Facilities Charge Rev. Series 2010 B, 5% 12/1/16 (e)	2,500	2,643
Port of Seattle Rev. Series 2010 C:
5% 2/1/16 (e)	2,000	2,052
5% 2/1/17 (e)	2,500	2,661
Seattle Muni. Lt. & Pwr. Rev. Series 2010 B, 5% 2/1/17	2,000	2,136
Spokane County Wastewtr. Sys. Rev. Series 2009 A, 5% 12/1/15	1,710	1,743
Tacoma Elec. Sys. Rev. Series 2013 A:
4% 1/1/20	5,000	5,527
4% 1/1/21	2,000	2,231
5% 1/1/20	3,000	3,445
5% 1/1/21	1,770	2,067
Washington Gen. Oblig. Series 2012 AR, 5% 7/1/18	5,000	5,582
		43,827
West Virginia - 0.3%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds:
Series 2011 A, 2.25%, tender 9/1/16 (d)(e)	7,000	7,071
1.9%, tender 4/1/19 (d)	5,990	5,966
		13,037
Wisconsin - 0.7%
Madison Gen. Oblig. Series 2014 A, 5% 10/1/21	3,215	3,809
Milwaukee County Arpt. Rev.:
Series 2010 B, 5% 12/1/15 (e)	1,720	1,752
Series 2013 A:
5% 12/1/20 (e)	1,330	1,525
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Milwaukee County Arpt. Rev.: - continued
Series 2013 A:
5% 12/1/22 (e)	$ 1,470	$ 1,692
5.25% 12/1/23 (e)	1,540	1,812
Wisconsin Gen. Oblig.:
Series 2005 D, 5% 5/1/19 (Pre-Refunded to 5/1/16 @ 100)	2,260	2,346
Series 2014 B, 5% 5/1/16	2,600	2,700
Wisconsin Health & Edl. Facilities Series 2014:
4% 5/1/18	375	398
4% 5/1/19	285	304
5% 5/1/20	410	454
5% 5/1/21	640	709
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2010, 5% 7/1/16	1,175	1,221
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/17	1,500	1,607
(Thedacare, Inc. Proj.) Series 2010:
5% 12/15/15	1,105	1,128
5% 12/15/16	1,440	1,529
5% 12/15/17	1,540	1,684
Series 2012, 5% 10/1/21	1,400	1,627
		26,297
TOTAL MUNICIPAL BONDS (Cost $3,458,149)		3,501,845
Municipal Notes - 3.4%

Connecticut - 1.1%
Hartford Gen. Oblig. BAN 2% 10/27/15	16,000	16,083
New Britain Gen. Oblig. BAN 2.5% 3/25/16	24,000	24,350
New London BAN 2% 3/24/16	3,155	3,189
		43,622
Louisiana - 1.0%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.36% 7/7/15, VRDN (d)	4,300	4,300
Series 2010 B1, 0.27% 7/7/15, VRDN (d)	35,600	35,600
		39,900
Municipal Notes - continued
	Principal Amount (000s)	Value (000s)
New Jersey - 0.3%
Newark Gen. Oblig. TAN Series 2015 A, 1.75% 2/19/16	10,400	$ 10,422
New York - 0.7%
Monroe County Gen. Oblig. BAN Series 2014, 1% 7/1/15	17,700	17,700
Rockland County Gen. Oblig. TAN 2% 3/16/16	9,800	9,887
		27,587
North Carolina - 0.2%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 0.35% 7/7/15, VRDN (d)(e)	5,900	5,900
Ohio - 0.0%
Marietta BAN Series 2015, 1% 5/13/16	1,750	1,755
Texas - 0.1%
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) Series 2009 C, 0.21% 7/1/15, VRDN (d)	5,100	5,100
TOTAL MUNICIPAL NOTES (Cost $134,301)		134,286
TOTAL INVESTMENT PORTFOLIO - 93.8% (Cost $3,592,450)		3,636,131
NET OTHER ASSETS (LIABILITIES) - 6.2%		238,279
NET ASSETS - 100%		$ 3,874,410
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $23,105,000 or 0.6% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,100,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2, 0.5%, tender 7/9/15	1/7/15	$ 6,100
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	40.4%
Electric Utilities	10.7%
Transportation	10.1%
Health Care	8.8%
Special Tax	7.8%
Others (Individually Less Than 5%)	16.0%
Net Other Assets (Liabilities)	6.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,592,450)		$ 3,636,131
Cash		310,240
Receivable for investments sold		22,714
Receivable for fund shares sold		22,529
Interest receivable		37,352
Other receivables		16
Total assets		4,028,982

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 141,320
Payable for fund shares redeemed	10,372
Distributions payable	1,126
Accrued management fee	1,163
Distribution and service plan fees payable	139
Other affiliated payables	411
Other payables and accrued expenses	41
Total liabilities		154,572

Net Assets		$ 3,874,410
Net Assets consist of:
Paid in capital		$ 3,826,825
Distributions in excess of net investment income		(75)
Accumulated undistributed net realized gain (loss) on investments		3,979
Net unrealized appreciation (depreciation) on investments		43,681
Net Assets		$ 3,874,410

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2015 (Unaudited)
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($390,158.7 ÷ 36,740.682 shares)	$ 10.62

Maximum offering price per share (100/97.25 of $10.62)	$ 10.92
Class T: Net Asset Value and redemption price per share ($21,989.5 ÷ 2,074.478 shares)	$ 10.60

Maximum offering price per share (100/97.25 of $10.60)	$ 10.90
Class B: Net Asset Value and offering price per share ($314.5 ÷ 29.636 shares)A	$ 10.61

Class C: Net Asset Value and offering price per share ($61,949.8 ÷ 5,844.797 shares)A	$ 10.60

Limited Term Municipal Income: Net Asset Value, offering price and redemption price per share ($3,136,100.5 ÷ 295,839.032 shares)	$ 10.60

Institutional Class: Net Asset Value, offering price and redemption price per share ($263,896.5 ÷ 24,880.966 shares)	$ 10.61

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended June 30, 2015 (Unaudited)

Investment Income
Interest		$ 41,175

Expenses
Management fee	$ 7,165
Transfer agent fees	2,189
Distribution and service plan fees	868
Accounting fees and expenses	309
Custodian fees and expenses	25
Independent trustees' compensation	8
Registration fees	106
Audit	27
Legal	11
Miscellaneous	15
Total expenses before reductions	10,723
Expense reductions	(24)	10,699
Net investment income (loss)		30,476
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		4,372
Change in net unrealized appreciation (depreciation) on investment securities		(38,211)
Net gain (loss)		(33,839)
Net increase (decrease) in net assets resulting from operations		$ (3,363)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2015 (Unaudited)	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 30,476	$ 64,659
Net realized gain (loss)	4,372	4,731
Change in net unrealized appreciation (depreciation)	(38,211)	12,153
Net increase (decrease) in net assets resulting from operations	(3,363)	81,543
Distributions to shareholders from net investment income	(30,663)	(64,660)
Distributions to shareholders from net realized gain	(1,502)	(5,775)
Total distributions	(32,165)	(70,435)
Share transactions - net increase (decrease)	(66,281)	176,760
Redemption fees	27	43
Total increase (decrease) in net assets	(101,782)	187,911

Net Assets
Beginning of period	3,976,192	3,788,281
End of period (including distributions in excess of net investment income of $75 and undistributed net investment income of $112, respectively)	$ 3,874,410	$ 3,976,192

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.71	$ 10.68	$ 10.86	$ 10.83	$ 10.62	$ 10.64
Income from Investment Operations
Net investment income (loss) E	.068	.153	.158	.164	.198	.209
Net realized and unrealized gain (loss)	(.086)	.046	(.170)	.034	.225	(.016)
Total from investment operations	(.018)	.199	(.012)	.198	.423	.193
Distributions from net investment income	(.068)	(.153)	(.158)	(.156)	(.205)	(.209)
Distributions from net realized gain	(.004)	(.016)	(.010)	(.012)	(.008)	(.004)
Total distributions	(.072)	(.169)	(.168)	(.168)	(.213)	(.213)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 10.62	$ 10.71	$ 10.68	$ 10.86	$ 10.83	$ 10.62
Total ReturnB, C, D	(.17)%	1.87%	(.11)%	1.84%	4.03%	1.81%
Ratios to Average Net Assets F, H
Expenses before reductions	.82%A	.79%	.78%	.79%	.77%	.78%
Expenses net of fee waivers, if any	.82%A	.79%	.78%	.79%	.77%	.78%
Expenses net of all reductions	.81%A	.79%	.78%	.78%	.77%	.77%
Net investment income (loss)	1.27%A	1.42%	1.47%	1.51%	1.85%	1.95%
Supplemental Data
Net assets, end of period (in millions)	$ 390	$ 397	$ 318	$ 394	$ 336	$ 200
Portfolio turnover rateG	26% A	21%	20%	21%	22%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.69	$ 10.66	$ 10.85	$ 10.81	$ 10.60	$ 10.63
Income from Investment Operations
Net investment income (loss) E	.069	.157	.162	.166	.199	.211
Net realized and unrealized gain (loss)	(.085)	.046	(.180)	.044	.226	(.026)
Total from investment operations	(.016)	.203	(.018)	.210	.425	.185
Distributions from net investment income	(.070)	(.157)	(.162)	(.158)	(.207)	(.211)
Distributions from net realized gain	(.004)	(.016)	(.010)	(.012)	(.008)	(.004)
Total distributions	(.074)	(.173)	(.172)	(.170)	(.215)	(.215)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 10.60	$ 10.69	$ 10.66	$ 10.85	$ 10.81	$ 10.60
Total ReturnB, C, D	(.15)%	1.91%	(.17)%	1.95%	4.05%	1.74%
Ratios to Average Net Assets F, H
Expenses before reductions	.78%A	.76%	.75%	.77%	.76%	.76%
Expenses net of fee waivers, if any	.78%A	.76%	.75%	.77%	.76%	.76%
Expenses net of all reductions	.78%A	.75%	.75%	.76%	.76%	.75%
Net investment income (loss)	1.31%A	1.46%	1.50%	1.52%	1.86%	1.97%
Supplemental Data
Net assets, end of period (in millions)	$ 22	$ 25	$ 24	$ 25	$ 26	$ 24
Portfolio turnover rateG	26% A	21%	20%	21%	22%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.71	$ 10.67	$ 10.86	$ 10.82	$ 10.61	$ 10.64
Income from Investment Operations
Net investment income (loss) E	.036	.086	.089	.093	.128	.139
Net realized and unrealized gain (loss)	(.095)	.056	(.180)	.045	.226	(.026)
Total from investment operations	(.059)	.142	(.091)	.138	.354	.113
Distributions from net investment income	(.037)	(.086)	(.089)	(.086)	(.136)	(.139)
Distributions from net realized gain	(.004)	(.016)	(.010)	(.012)	(.008)	(.004)
Total distributions	(.041)	(.102)	(.099)	(.098)	(.144)	(.143)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 10.61	$ 10.71	$ 10.67	$ 10.86	$ 10.82	$ 10.61
Total ReturnB, C, D	(.55)%	1.33%	(.84)%	1.27%	3.36%	1.06%
Ratios to Average Net Assets F, H
Expenses before reductions	1.40%A	1.42%	1.43%	1.44%	1.43%	1.44%
Expenses net of fee waivers, if any	1.40%A	1.42%	1.43%	1.44%	1.42%	1.43%
Expenses net of all reductions	1.40%A	1.42%	1.43%	1.43%	1.42%	1.42%
Net investment income (loss)	.69%A	.80%	.82%	.85%	1.19%	1.30%
Supplemental Data
Net assets, end of period (in millions)	$ -	$ -	$ 1	$ 1	$ 2	$ 2
Portfolio turnover rateG	26% A	21%	20%	21%	22%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.69	$ 10.66	$ 10.84	$ 10.81	$ 10.60	$ 10.63
Income from Investment Operations
Net investment income (loss) E	.028	.072	.077	.082	.117	.129
Net realized and unrealized gain (loss)	(.086)	.046	(.169)	.035	.226	(.026)
Total from investment operations	(.058)	.118	(.092)	.117	.343	.103
Distributions from net investment income	(.028)	(.072)	(.078)	(.075)	(.125)	(.129)
Distributions from net realized gain	(.004)	(.016)	(.010)	(.012)	(.008)	(.004)
Total distributions	(.032)	(.088)	(.088)	(.087)	(.133)	(.133)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 10.60	$ 10.69	$ 10.66	$ 10.84	$ 10.81	$ 10.60
Total ReturnB, C, D	(.54)%	1.11%	(.86)%	1.08%	3.25%	.96%
Ratios to Average Net Assets F, H
Expenses before reductions	1.56%A	1.54%	1.54%	1.53%	1.53%	1.52%
Expenses net of fee waivers, if any	1.56%A	1.54%	1.54%	1.53%	1.53%	1.52%
Expenses net of all reductions	1.56%A	1.54%	1.53%	1.53%	1.52%	1.52%
Net investment income (loss)	.53%A	.67%	.72%	.76%	1.09%	1.20%
Supplemental Data
Net assets, end of period (in millions)	$ 62	$ 65	$ 71	$ 92	$ 79	$ 77
Portfolio turnover rateG	26% A	21%	20%	21%	22%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Limited Term Municipal Income

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.69	$ 10.66	$ 10.85	$ 10.81	$ 10.60	$ 10.63
Income from Investment Operations
Net investment income (loss) D	.085	.186	.191	.197	.228	.240
Net realized and unrealized gain (loss)	(.086)	.046	(.180)	.045	.227	(.026)
Total from investment operations	(.001)	.232	.011	.242	.455	.214
Distributions from net investment income	(.085)	(.186)	(.191)	(.190)	(.237)	(.240)
Distributions from net realized gain	(.004)	(.016)	(.010)	(.012)	(.008)	(.004)
Total distributions	(.089)	(.202)	(.201)	(.202)	(.245)	(.244)
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 10.60	$ 10.69	$ 10.66	$ 10.85	$ 10.81	$ 10.60
Total ReturnB, C	(.01)%	2.19%	.10%	2.25%	4.34%	2.02%
Ratios to Average Net Assets E, G
Expenses before reductions	.49%A	.48%	.48%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.49%A	.48%	.48%	.48%	.48%	.48%
Expenses net of all reductions	.48%A	.48%	.48%	.47%	.48%	.48%
Net investment income (loss)	1.60%A	1.73%	1.78%	1.81%	2.14%	2.24%
Supplemental Data
Net assets, end of period (in millions)	$ 3,136	$ 3,225	$ 3,168	$ 3,624	$ 3,523	$ 3,456
Portfolio turnover rateF	26% A	21%	20%	21%	22%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.70	$ 10.67	$ 10.85	$ 10.81	$ 10.61	$ 10.63
Income from Investment Operations
Net investment income (loss) D	.081	.179	.184	.191	.224	.235
Net realized and unrealized gain (loss)	(.085)	.046	(.169)	.045	.216	(.015)
Total from investment operations	(.004)	.225	.015	.236	.440	.220
Distributions from net investment income	(.082)	(.179)	(.185)	(.184)	(.232)	(.236)
Distributions from net realized gain	(.004)	(.016)	(.010)	(.012)	(.008)	(.004)
Total distributions	(.086)	(.195)	(.195)	(.196)	(.240)	(.240)
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 10.61	$ 10.70	$ 10.67	$ 10.85	$ 10.81	$ 10.61
Total ReturnB, C	(.04)%	2.12%	.14%	2.19%	4.19%	2.07%
Ratios to Average Net Assets E, G
Expenses before reductions	.56%A	.55%	.54%	.54%	.52%	.53%
Expenses net of fee waivers, if any	.56%A	.55%	.54%	.54%	.52%	.53%
Expenses net of all reductions	.56%A	.54%	.54%	.53%	.52%	.52%
Net investment income (loss)	1.53%A	1.67%	1.71%	1.76%	2.09%	2.20%
Supplemental Data
Net assets, end of period (in millions)	$ 264	$ 263	$ 207	$ 206	$ 152	$ 142
Portfolio turnover rateF	26% A	21%	20%	21%	22%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Limited Term Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Limited Term Municipal Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase.

During the period, the Board of Trustees approved a change in the name of Institutional Class to Class I effective July 1, 2015.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 57,123
Gross unrealized depreciation	(13,425)
Net unrealized appreciation (depreciation) on securities	$ 43,698

Tax cost	$ 3,592,433

Semiannual Report

2. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $487,295 and $612,869, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .36% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 512	$ -
Class T	-%	.25%	30	-*
Class B	.65%	.25%	2	1
Class C	.75%	.25%	324	54
			$ 868	$ 55

* Amount represents three hundred and six dollars.

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 3.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5
Class T	9
Class B*	-**
Class C*	4
$ 18

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

** Amount represents one hundred sixty-six dollars.

Transfer Agent Fees. Pursuant to the transfer agent contract approved by the Board of Trustees effective May 1, 2015, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 355.18
Class T	17.14
Class B	-**	.11
Class C	54.17
Limited Term Municipal Income	1,533.10
Institutional Class	230.17
	$ 2,189

* Annualized

** Amount represents two hundred two dollars.

Prior to May 1, 2015, Citibank, N.A. was the transfer, dividend disbursing and servicing agent for the Fund. Prior to May 8, 2015, Citibank, N.A. was the custodian for the Fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $24.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2015	Year ended December 31, 2014
From net investment income
Class A	$ 2,603	$ 4,673
Class T	157	347
Class B	1	3
Class C	172	452
Limited Term Municipal Income	25,643	55,470
Institutional Class	2,087	3,715
Total	$ 30,663	$ 64,660
From net realized gain
Class A	$ 154	$ 518
Class T	9	36
Class B	-*	1
Class C	25	101
Limited Term Municipal Income	1,211	4,778
Institutional Class	103	341
Total	$ 1,502	$ 5,775

* Amount represents one hundred fifty-four dollars.

Semiannual Report

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended June 30, 2015	Year ended December 31, 2014	Six months ended June 30, 2015	Year ended December 31, 2014
Class A
Shares sold	10,125	21,930	$ 108,416	$ 235,729
Reinvestment of distributions	236	419	2,529	4,497
Shares redeemed	(10,702)	(15,005)	(114,234)	(161,198)
Net increase (decrease)	(341)	7,344	$ (3,289)	$ 79,028
Class T
Shares sold	356	936	$ 3,819	$ 10,041
Reinvestment of distributions	15	34	158	360
Shares redeemed	(615)	(932)	(6,563)	(9,993)
Net increase (decrease)	(244)	38	$ (2,586)	$ 408
Class B
Shares sold	1	5	$ 5	$ 58
Reinvestment of distributions	-**	-*	1	4
Shares redeemed	(9)	(17)	(101)	(183)
Net increase (decrease)	(8)	(12)	$ (95)	$ (121)
Class C
Shares sold	459	1,064	$ 4,905	$ 11,413
Reinvestment of distributions	16	42	167	454
Shares redeemed	(751)	(1,668)	(8,004)	(17,881)
Net increase (decrease)	(276)	(562)	$ (2,932)	$ (6,014)
Limited Term Municipal Income
Shares sold	37,841	76,270	$ 404,284	$ 818,051
Reinvestment of distributions	1,879	4,133	20,067	44,337
Shares redeemed	(45,420)	(75,997)	(484,722)	(815,047)
Net increase (decrease)	(5,700)	4,406	$ (60,371)	$ 47,341
Institutional Class
Shares sold	7,251	13,740	$ 77,528	$ 147,453
Reinvestment of distributions	161	270	1,717	2,893
Shares redeemed	(7,145)	(8,783)	(76,253)	(94,228)
Net increase (decrease)	267	5,227	$ 2,992	$ 56,118

* Amount represents three hundred sixty-two shares.

** Amount represents one hundred thirty-one shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

ASTM-USAN-0815
1.803547.111

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Limited Term

Municipal Income Fund

- Institutional Class

(To be renamed Class I
effective July 1, 2015)

Semiannual Report

June 30, 2015

(Fidelity Cover Art)

Institutional Class is a class of
Fidelity® Limited Term
Municipal Income Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1, 2015 to June 30, 2015
Class A	.82%
Actual		$ 1,000.00	$ 998.30	$ 4.06
HypotheticalA		$ 1,000.00	$ 1,020.73	$ 4.11
Class T	.78%
Actual		$ 1,000.00	$ 998.50	$ 3.87
HypotheticalA		$ 1,000.00	$ 1,020.93	$ 3.91
Class B	1.40%
Actual		$ 1,000.00	$ 994.50	$ 6.92
HypotheticalA		$ 1,000.00	$ 1,017.85	$ 7.00
Class C	1.56%
Actual		$ 1,000.00	$ 994.60	$ 7.72
HypotheticalA		$ 1,000.00	$ 1,017.06	$ 7.80
Limited Term Municipal Income	.49%
Actual		$ 1,000.00	$ 999.90	$ 2.43
HypotheticalA		$ 1,000.00	$ 1,022.36	$ 2.46
Institutional Class	.56%
Actual		$ 1,000.00	$ 999.60	$ 2.78
HypotheticalA		$ 1,000.00	$ 1,022.02	$ 2.81

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five States as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Florida	10.9	9.0
New York	9.8	10.6
Texas	8.7	7.3
Illinois	8.5	8.6
California	8.4	8.6
Top Five Sectors as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	40.4	38.1
Electric Utilities	10.7	12.5
Transportation	10.1	9.9
Health Care	8.8	8.7
Special Tax	7.8	9.4
Weighted Average Maturity as of June 30, 2015
		6 months ago
Years	3.3	3.3

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2015
6 months ago
Years	2.8	2.7

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of June 30, 2015	As of December 31, 2014
AAA 10.0%	AAA 9.2%
AA,A 70.7%	AA,A 76.0%
BBB 7.3%	BBB 6.4%
BB and Below 0.5%	BB and Below 0.0%
Not Rated 1.9%	Not Rated 1.6%
Short-Term Investments and Net Other Assets 9.6%	Short-Term Investments and Net Other Assets 6.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 90.4%
	Principal Amount (000s)	Value (000s)
Alaska - 0.6%
Anchorage Gen. Oblig.:
Series A:
5% 9/1/20	$ 1,090	$ 1,275
5% 9/1/22	1,200	1,433
Series B:
5% 9/1/18	3,685	4,136
5% 9/1/20	2,000	2,339
5% 9/1/22	1,425	1,701
Series C:
5% 9/1/18	1,000	1,123
5% 9/1/19	2,150	2,470
5% 9/1/20	1,260	1,474
5% 9/1/22	1,000	1,194
Series D:
5% 9/1/19	3,895	4,474
5% 9/1/20	2,000	2,339
		23,958
Arizona - 2.3%
Arizona Ctfs. of Prtn. Series 2010 A, 5% 10/1/16 (FSA Insured)	13,000	13,690
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A:
5% 12/1/18	500	557
5% 12/1/19	600	681
5% 12/1/20	820	942
5% 12/1/21	1,105	1,277
5% 12/1/22	800	927
5% 12/1/23	1,000	1,167
5% 12/1/24	1,500	1,758
Arizona School Facilities Board Ctfs. of Prtn.:
Series 2005 A2, 5% 9/1/16 (Pre-Refunded to 9/1/15 @ 100)	11,000	11,082
Series 2008, 5.5% 9/1/16	1,385	1,462
Arizona Wtr. Infrastructure Fin. Auth. Rev. Series 2009 A:
5% 10/1/18	1,000	1,125
5% 10/1/20 (Pre-Refunded to 10/1/19 @ 100)	5,180	5,981
Glendale Gen. Oblig. Series 2015:
4% 7/1/19 (FSA Insured)	600	652
5% 7/1/22 (FSA Insured)	1,000	1,159
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Glendale Trans. Excise Tax Rev.:
5% 7/1/21 (FSA Insured)	$ 750	$ 875
5% 7/1/22 (FSA Insured)	1,170	1,370
5% 7/1/23 (FSA Insured)	1,395	1,643
Maricopa County School District #28 Kyrene Elementary Series 2010 B:
1% 7/1/19 (a)	900	985
1% 7/1/20 (a)	1,360	1,502
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2009 A, 5% 7/1/15	5,835	5,835
Series 2009 B, 5% 7/1/16	5,090	5,322
Pima County Ctfs. of Prtn. Series 2014:
5% 12/1/21	2,210	2,548
5% 12/1/22	2,470	2,861
5% 12/1/23	3,425	4,000
Pima County Swr. Sys. Rev.:
Series 2011 B, 5% 7/1/19	3,225	3,684
Series 2012 A:
5% 7/1/18	825	917
5% 7/1/19	1,550	1,771
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2009 A, 5% 1/1/26	500	562
Tucson Gen. Oblig. Series 2005, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250	1,250
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011:
5% 7/1/16 (Escrowed to Maturity)	3,055	3,192
5% 7/1/17 (Escrowed to Maturity)	3,315	3,590
5% 7/1/18 (Escrowed to Maturity)	3,365	3,752
		88,119
California - 8.4%
Alameda Corridor Trans. Auth. Rev.:
Series 2004 A, 0% 10/1/19	3,600	3,204
Series 2013 A, 5% 10/1/22	2,190	2,605
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds 1.5%, tender 4/2/18 (d)	5,200	5,216
California Gen. Oblig.:
Bonds 3%, tender 12/1/19 (d)	15,600	16,532
5% 9/1/18	7,500	8,419
5% 9/1/19	20,000	23,034
5% 9/1/20	20,000	23,415
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 H, 5.125% 7/1/22 (Pre-Refunded to 7/1/15 @ 100)	$ 1,005	$ 1,005
Bonds (Children's Hosp. of Orange County Proj.) Series 2012 A, 1.87%, tender 7/1/17 (d)	4,000	4,046
California Infra Eco Dev. Bank Rev. Bonds Series 2013 A1:
0.35%, tender 4/1/16 (d)	17,000	16,999
0.35%, tender 4/1/16 (d)	30,000	30,000
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 0.5%, tender 8/3/15 (b)(d)(e)	18,100	18,100
California Pub. Works Board Lease Rev.:
(Dept. of Corrections & Rehab. Proj.) Series 2011 C, 5% 10/1/18	1,750	1,962
(Riverside Campus Proj.) Series 2012 H, 5% 4/1/22	1,000	1,182
(Univ. Proj.) Series 2011 B:
5% 10/1/18	2,740	3,079
5% 10/1/19	1,490	1,718
(Various Cap. Projs.):
Series 2011 A:
5% 10/1/18	6,475	7,258
5% 10/1/19	5,000	5,747
5% 10/1/20	2,525	2,950
Series 2012 A, 5% 4/1/21	1,000	1,174
Series 2012 G, 5% 11/1/22	1,250	1,488
(Various Judicial Council Projects) Series 2011 D, 5% 12/1/19	4,100	4,728
Series 2009 J, 5% 11/1/17	2,300	2,516
Series 2010 A:
5% 3/1/16	2,000	2,061
5% 3/1/17	5,405	5,790
California Statewide Cmntys. Dev. Auth. Rev. Bonds:
Series 2002 C, 5%, tender 5/1/17 (d)	4,000	4,304
Series 2009 E2, 5%, tender 5/1/17 (d)	2,000	2,152
Contra Costa Trans. Auth. Sales Tax Rev. Bonds Series 2012 A, 0.493%, tender 12/12/15 (d)	12,500	12,498
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2013 A, 4% 6/1/21	3,500	3,878
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/19	4,400	5,054
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Series 2010 A, 5% 8/1/17	5,000	5,434
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Gen. Oblig. Series 2011 B, 5% 9/1/18	$ 20,960	$ 23,521
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C:
4.625% 3/1/18	1,500	1,641
5% 3/1/19	2,935	3,330
Los Angeles Unified School District Ctfs. of Prtn. (Multiple Properties Proj.) Series 2010 A:
5% 12/1/16	2,025	2,144
5% 12/1/17	9,790	10,730
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. (Refing. Proj.) Series 2009, 5% 8/1/17 (FSA Insured)	2,130	2,308
Northern California Pwr. Agcy. Rev.:
(Geothermal #3 Proj.) Series 2009 A, 5% 7/1/15	2,170	2,170
(Hydroelectric #1 Proj.) Series 2010 A:
4% 7/1/15	2,000	2,000
5% 7/1/18	2,000	2,226
Oakland Unified School District Alameda County Series 2013, 5.5% 8/1/23	1,000	1,176
Port of Oakland Rev. Series 2012 P, 5% 5/1/21 (e)	2,500	2,904
Rancho Cucamonga Redev. Agcy. (Rancho Redev. Proj.):
5% 9/1/23 (FSA Insured)	1,350	1,611
5% 9/1/24 (FSA Insured)	2,300	2,766
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A:
4% 6/1/17	1,750	1,854
5% 6/1/17	3,700	3,991
5% 6/1/18	6,470	7,109
Sacramento Muni. Util. District Elec. Rev. Series 2011 X, 5% 8/15/21	4,000	4,752
Sacramento Pwr. Auth. Cogeneration Proj. Rev. Series 2005 A, 5% 7/1/18 (AMBAC Insured)	2,890	2,890
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A:
5% 8/1/16	5,450	5,698
5% 8/1/18	8,000	8,779
San Diego Cmnty. College District Series 2007, 0% 8/1/16 (FSA Insured)	1,160	1,150
San Pablo Calif Redev. Agcy. Series 2014 A, 5% 6/15/24 (FSA Insured)	1,380	1,641
Stockton Unified School District Gen. Oblig. 5% 7/1/18 (FSA Insured)	1,035	1,142
		325,081
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - 0.3%
Colorado Health Facilities Auth. Rev. Bonds (Catholic Health Initiatives Proj.) Series 2008 C4, 4%, tender 11/12/15 (d)	$ 4,200	$ 4,253
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2014 A, 5% 6/1/23	3,860	4,563
E-470 Pub. Hwy. Auth. Rev. Series 2015 A:
5% 9/1/19	1,000	1,118
5% 9/1/20	1,000	1,132
Univ. of Colorado Enterprise Sys. Rev. Series 2009 A, 5% 6/1/17	500	541
		11,607
Connecticut - 2.0%
Connecticut Gen. Oblig.:
(Econ. Recovery Proj.) Series 2009 A, 5% 1/1/16	2,700	2,763
Series 2012 C, 5% 6/1/21	23,420	27,242
Series 2012 D, 0.36% 9/15/15 (d)	6,000	6,003
Series 2013 A:
0.3% 3/1/16 (d)	1,100	1,101
0.41% 3/1/17 (d)	1,400	1,402
Series 2014 C, 5% 12/15/16	16,070	17,086
Series 2014 D, 2% 6/15/16	3,400	3,453
Connecticut Health & Edl. Facilities Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 1998 B, 1.55%, tender 2/1/17 (d)	2,860	2,903
Connecticut Hsg. Fin. Auth. Series 2013 B2, 4% 11/15/32	7,225	7,673
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2011 A, 5% 12/1/18	5,575	6,265
New Haven Gen. Oblig. Series 2013 A, 5% 8/1/15	1,000	1,004
		76,895
Delaware, New Jersey - 0.1%
Delaware River & Bay Auth. Rev. Series 2014 C:
5% 1/1/20	2,500	2,860
5% 1/1/21	2,000	2,317
		5,177
District Of Columbia - 0.4%
District of Columbia Gen. Oblig. Series 2007 B, 5% 6/1/16 (AMBAC Insured)	3,555	3,703
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/15 (FSA Insured)	$ 1,500	$ 1,508
District of Columbia Univ. Rev. Bonds (Georgetown Univ. Proj.) Series 2001 B, 4.7%, tender 4/1/18 (d)	8,500	9,229
		14,440
Florida - 10.9%
Alachua County Health Facilities Auth. Health Facilities Rev. (Shands Teaching Hospitals & Clinics, Inc. Proj.) Series 2010 B, 5% 12/1/15	4,395	4,476
Brevard County School Board Ctfs. of Prtn.:
Series 2014, 5% 7/1/21	1,000	1,165
Series 2015 C:
5% 7/1/21	650	757
5% 7/1/22	3,725	4,352
5% 7/1/23	3,000	3,526
Broward County Arpt. Sys. Rev. Series 2012 Q1, 5% 10/1/21	1,000	1,161
Broward County School Board Ctfs. of Prtn.:
Series 2008 A, 5% 7/1/15 (FSA Insured)	5,495	5,495
Series 2012 A:
5% 7/1/19	7,000	7,924
5% 7/1/20	15,070	17,313
Series 2015 A:
5% 7/1/19	2,000	2,264
5% 7/1/20	4,000	4,595
5% 7/1/21	4,500	5,214
5% 7/1/22	3,500	4,067
5% 7/1/23	2,750	3,212
5% 7/1/24	1,320	1,546
Series 2015 B:
5% 7/1/19	2,000	2,264
5% 7/1/20	3,000	3,447
5% 7/1/21	6,235	7,224
5% 7/1/22	1,275	1,482
5% 7/1/23	2,750	3,212
5% 7/1/24	1,145	1,341
Clay County Infrastructure Sales Surtax Rev. 5% 10/1/15 (Assured Guaranty Corp. Insured)	7,745	7,833
Clearwater Wtr. and Swr. Rev. Series 2011:
4% 12/1/16	1,265	1,325
5% 12/1/17	1,685	1,847
5% 12/1/18	685	772
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Clearwater Wtr. and Swr. Rev. Series 2011: - continued
5% 12/1/19	$ 1,820	$ 2,101
5% 12/1/20	1,000	1,167
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011:
5% 10/1/16	1,530	1,602
5% 10/1/17	1,455	1,563
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/20	8,600	10,005
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2009 C:
5% 6/1/16	3,000	3,126
5% 6/1/20	3,625	4,146
Series 2012 C, 5% 6/1/16	3,585	3,736
Florida Dept. of Envir. Protection Rev. Series 2012 A, 5% 7/1/19	15,800	17,873
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A:
5% 2/1/17	700	732
5% 2/1/18	1,790	1,908
5% 2/1/19	1,450	1,569
5% 2/1/20	2,025	2,210
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Series 2010 A, 5% 7/1/15 (Escrowed to Maturity)	20,010	20,010
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/21	1,030	1,164
5% 10/1/22	2,000	2,271
5% 10/1/23	1,270	1,444
5% 10/1/24	2,000	2,267
5% 10/1/25	1,750	1,981
5% 10/1/26	2,000	2,229
Florida Muni. Pwr. Agcy. Rev. (Stanton II Proj.) Series 2012 A, 5% 10/1/18	2,850	3,183
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2011 C:
5% 10/1/19	1,705	1,966
5% 10/1/20	1,000	1,172
Halifax Hosp. Med. Ctr. Rev. 5% 6/1/23	1,325	1,515
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2009 E, 5% 11/15/15	2,345	2,385
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Indian River County School Board Ctfs. of Prtn. Series 2014:
5% 7/1/20	$ 935	$ 1,073
5% 7/1/22	2,000	2,321
5% 7/1/23	2,000	2,332
Indian River County Wtr. & Swr. Rev.:
5% 9/1/15	1,000	1,008
5% 9/1/17	1,000	1,071
JEA Wtr. & Swr. Sys. Rev. Series 2010 D, 5% 10/1/21	1,945	2,243
Kissimmee Util. Auth. Elec. Sys. Rev. Series 2003, 5.25% 10/1/15	3,525	3,566
Manatee County Rev. Series 2013:
5% 10/1/19	1,250	1,433
5% 10/1/20	2,000	2,330
5% 10/1/21	2,000	2,350
5% 10/1/22	1,000	1,180
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series 2012:
5% 11/15/21	1,000	1,154
5% 11/15/22	485	562
Miami-Dade County Expressway Auth.:
(Waste Mgmt., Inc. of Florida Proj.):
Series 2013, 5% 7/1/19	2,000	2,275
5% 7/1/20	1,000	1,156
5% 7/1/21	2,000	2,334
5% 7/1/22	2,000	2,345
5% 7/1/23	2,000	2,334
Series 2014 A, 5% 7/1/24	625	737
Series 2014 B:
5% 7/1/22	1,500	1,758
5% 7/1/23	3,250	3,825
Miami-Dade County Gen. Oblig. (Parks Prog.) Series 2015 A, 5% 11/1/22	3,880	4,602
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B, 5% 6/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,875	3,887
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2014 D:
5% 11/1/20	4,875	5,639
5% 11/1/21	6,275	7,334
5% 11/1/22	2,915	3,410
5% 11/1/23	7,650	9,009
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County School Board Ctfs. of Prtn.: - continued
Series 2015 A:
5% 5/1/19	$ 1,000	$ 1,133
5% 5/1/20	2,095	2,409
5% 5/1/21	4,000	4,644
5% 5/1/22	3,720	4,333
5% 5/1/23	6,500	7,632
Series 2015 B, 5% 5/1/24 (c)	29,560	34,451
Series 2016 A, 5% 8/1/27 (c)	5,560	6,169
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/19	1,250	1,425
Orange County Health Facilities Auth.:
(Orlando Health, Inc.) Series 2009:
5% 10/1/15	2,210	2,234
5% 10/1/16	1,325	1,394
Series 2009, 5.25% 10/1/19	1,245	1,412
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Healthcare Sys. Proj.) Series 2008 A, 5% 11/1/15 (FSA Insured)	1,825	1,852
Orlando & Orange County Expressway Auth. Rev.:
Series 2010 B, 5% 7/1/15 (FSA Insured)	1,430	1,430
Series 2012, 5% 7/1/19	1,000	1,139
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 C, 5% 10/1/17	1,500	1,640
Series 2010 C, 5% 10/1/17	1,895	2,071
Series 2011 B:
5% 10/1/18	2,250	2,531
5% 10/1/19	2,325	2,680
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014:
4% 12/1/19	1,000	1,088
5% 12/1/20	880	1,001
5% 12/1/21	1,100	1,253
Palm Beach County School Board Ctfs. of Prtn.:
Series 2014 B:
4% 8/1/19	4,000	4,367
4% 8/1/21	4,040	4,451
5% 8/1/19	3,000	3,399
5% 8/1/21	4,000	4,638
Series 2015 B:
5% 8/1/19	2,735	3,099
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Palm Beach County School Board Ctfs. of Prtn.: - continued
Series 2015 B:
5% 8/1/20	$ 1,750	$ 2,015
Pasco County School District Sales Tax Rev. Series 2013:
5% 10/1/18	1,250	1,398
5% 10/1/19	1,100	1,257
5% 10/1/20	1,000	1,156
5% 10/1/21	1,000	1,162
5% 10/1/22	1,000	1,165
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev.:
Series 2011:
5% 10/1/17 (e)	4,465	4,838
5% 10/1/19 (e)	2,025	2,301
5% 10/1/18 (e)	2,745	3,051
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev.:
Series 2011 B:
5% 10/1/18 (Escrowed to Maturity)	2,440	2,739
5% 10/1/18 (Escrowed to Maturity)	2,260	2,537
Series 2011, 5% 10/1/19	5,590	6,447
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010:
5% 11/15/16	2,500	2,649
5% 11/15/17	1,515	1,656
Tampa Solid Waste Sys. Rev. Series 2010:
5% 10/1/15 (FSA Insured) (e)	2,920	2,952
5% 10/1/16 (FSA Insured) (e)	6,000	6,322
5% 10/1/17 (FSA Insured) (e)	5,000	5,412
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/20	1,800	2,075
Titusville Wtr. & Swr. Rev. Series 2010, 5% 10/1/17 (Assured Guaranty Corp. Insured)	1,135	1,229
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B:
5% 8/1/18	300	334
5% 8/1/19	310	353
		421,330
Georgia - 3.0%
Atlanta Arpt. Rev.:
5% 1/1/22	1,000	1,169
5% 1/1/23	1,000	1,179
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Atlanta Arpt. Rev.: - continued
5% 1/1/24	$ 1,150	$ 1,366
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (d)	12,500	12,640
2.2%, tender 4/2/19 (d)	9,700	9,896
Fulton County Wtr. & Swr. Rev. Series 2011:
5% 1/1/19	4,000	4,513
5% 1/1/20	4,000	4,609
Georgia Gen. Oblig. Series 2014 D, 5% 7/1/16	23,900	24,996
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Combined Cycle Proj.) Series A, 5% 11/1/18	2,000	2,244
(Proj. One):
Series 2008 A, 5.25% 1/1/17 (Berkshire Hathaway Assurance Corp. Insured)	7,925	8,451
Series 2008 D:
5.75% 1/1/19	14,890	16,886
5.75% 1/1/20	3,555	4,030
Series B, 5% 1/1/17	2,750	2,922
Series GG:
5% 1/1/16	680	695
5% 1/1/20	675	774
5% 1/1/21	1,670	1,942
Georgia Muni. Gas Auth. Rev.:
(Gas Portfolio III Proj.) Series 2014 U:
5% 10/1/19	1,500	1,712
5% 10/1/22	1,000	1,171
(Gas Portfolio III Proj.) Series 2014 U, 5% 10/1/23	2,420	2,854
(Gas Portfolio III Proj.) Series R, 5% 10/1/21	5,000	5,840
Private Colleges & Univs. Auth. Rev. (The Savannah College of Arts and Design Projs.) Series 2014, 5% 4/1/21	2,000	2,252
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009:
5% 1/1/16	2,415	2,470
5% 1/1/18	1,530	1,609
		116,220
Hawaii - 0.5%
Hawaii Arpts. Sys. Rev.:
Series 2010 B, 5% 7/1/15 (e)	3,900	3,900
Series 2011, 5% 7/1/19 (e)	4,000	4,498
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Hawaii - continued
Hawaii Gen. Oblig. Series DR, 5% 6/1/16 (Escrowed to Maturity)	$ 2,895	$ 3,015
State of Hawaii Dept. of Trans. Series 2013:
5% 8/1/19 (e)	1,400	1,572
5% 8/1/20 (e)	3,050	3,472
5% 8/1/21 (e)	550	632
5% 8/1/22 (e)	2,075	2,389
5% 8/1/23 (e)	1,435	1,658
		21,136
Illinois - 8.5%
Chicago Board of Ed.:
Series 1998 B1, 0% 12/1/21 (FGIC Insured)	10,000	7,507
Series 2009 D:
4% 12/1/16 (Assured Guaranty Corp. Insured)	950	970
5% 12/1/17 (Assured Guaranty Corp. Insured)	4,115	4,345
5% 12/1/18 (Assured Guaranty Corp. Insured)	2,335	2,501
Chicago Gen. Oblig.:
(City Colleges Proj.) Series 1999:
0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,200	6,868
0% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,753
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,805	8,638
0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,755	12,375
Series 2009 A, 5% 1/1/22	2,500	2,525
Series 2012 C, 5% 1/1/23	3,220	3,236
4.5% 1/1/20	1,150	1,163
5% 1/1/21	4,875	4,999
5% 1/1/21	1,500	1,538
5% 1/1/23	2,920	2,936
Chicago Midway Arpt. Rev.:
Series 2014 B:
5% 1/1/20	625	711
5% 1/1/21	400	459
5% 1/1/23	2,500	2,913
5% 1/1/22	5,000	5,790
5% 1/1/23	5,900	6,875
Chicago Motor Fuel Tax Rev. Series 2013:
5% 1/1/19	250	265
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Motor Fuel Tax Rev. Series 2013: - continued
5% 1/1/20	$ 300	$ 320
5% 1/1/21	400	426
5% 1/1/22	300	318
5% 1/1/23	535	565
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2010 D, 5.25% 1/1/17 (e)	1,000	1,060
Series 2010 E, 5% 1/1/16 (e)	1,500	1,533
Series 2011 B, 5% 1/1/18	6,500	7,068
Series 2012 A, 5% 1/1/21	1,400	1,598
Series 2012 B, 5% 1/1/21 (e)	4,605	5,167
Series 2013 B, 5% 1/1/22	4,000	4,593
Series 2013 D, 5% 1/1/22	3,220	3,697
Chicago Park District Gen. Oblig. Series 2014 D:
4% 1/1/17	1,050	1,076
4% 1/1/18	2,255	2,332
Chicago Sales Tax Rev. Series 1998, 5.5% 1/1/16 (FGIC Insured) (FSA Insured)	1,710	1,745
Chicago Transit Auth. Cap. Grant Receipts Rev.:
5% 6/1/19 (Assured Guaranty Corp. Insured)	2,085	2,152
5% 6/1/19 (Pre-Refunded to 12/1/16 @ 100)	415	441
Chicago Wastewtr. Transmission Rev. Series 2012:
5% 1/1/19	1,310	1,415
5% 1/1/23	1,200	1,304
Cook County Gen. Oblig.:
Series 2009 C, 5% 11/15/21	8,575	9,133
Series 2010 A, 5.25% 11/15/22	4,960	5,370
Series 2011 A, 5.25% 11/15/22	1,000	1,089
Series 2012 C:
5% 11/15/19	3,200	3,469
5% 11/15/20	7,210	7,855
5% 11/15/21	4,970	5,415
5% 11/15/22	1,250	1,357
Series 2014 A:
5% 11/15/20	1,000	1,089
5% 11/15/21	500	545
5% 11/15/22	1,000	1,086
Cook County Thorton Township High School District #205 5.5% 12/1/16 (Assured Guaranty Corp. Insured)	2,500	2,662
Illinois Edl. Facilities Auth. Rev. Bonds (Univ. of Chicago Proj.) Series B2, 1.55%, tender 2/13/30 (d)	10,000	9,873
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Gas Supply Rev. Bonds (The Peoples Gas Lt. and Coke Co. Proj.) Series 2010 B, 2.625%, tender 8/1/15 (d)	$ 9,500	$ 9,514
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.25% 10/1/15	2,220	2,245
Illinois Fin. Auth. Rev.:
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5% 7/1/15	1,000	1,000
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/16	2,060	2,137
5% 5/15/17	3,520	3,781
(Provena Health Proj.) Series 2010 A, 5.75% 5/1/19	2,650	3,031
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/15 (Escrowed to Maturity)	3,075	3,122
5% 11/1/16 (Escrowed to Maturity)	1,700	1,801
Bonds Series E, 2.25%, tender 4/29/22 (d)	22,930	22,530
Series 2012 A, 5% 5/15/23	1,300	1,478
Series 2012:
5% 9/1/18	1,160	1,272
5% 9/1/19	1,115	1,242
5% 9/1/20	1,470	1,651
5% 9/1/21	2,045	2,298
5% 9/1/22	3,530	3,976
5% 11/15/20	1,650	1,907
5% 11/15/22	500	578
5% 11/15/24	1,955	2,281
Illinois Gen. Oblig.:
Series 2002, 5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,495	1,501
Series 2004, 5% 11/1/16	11,000	11,516
Series 2005, 5% 4/1/17 (AMBAC Insured)	8,050	8,075
Series 2007 B, 5% 1/1/17	9,835	10,293
Series 2010:
5% 1/1/16 (FSA Insured)	3,200	3,264
5% 1/1/21 (FSA Insured)	1,600	1,715
Series 2012:
5% 3/1/19	5,500	5,897
5% 8/1/19	2,660	2,864
5% 8/1/20	6,900	7,487
5% 8/1/21	1,400	1,520
5% 8/1/22	5,800	6,254
Series 2013, 5% 7/1/22	1,265	1,365
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.: - continued
Series 2014, 5% 2/1/22	$ 3,000	$ 3,235
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.) Series 2003 A, 5% 5/15/16 (FSA Insured)	2,325	2,415
Series 2003 A, 5% 5/15/17 (FSA Insured)	2,150	2,315
Illinois Sales Tax Rev. Series 2009 B:
4.5% 6/15/16	5,000	5,185
4.5% 6/15/17	6,075	6,485
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2006 A2, 5% 1/1/31 (Pre-Refunded to 7/1/16 @ 100)	2,100	2,194
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity)	580	579
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,520	1,516
McHenry County Conservation District Gen. Oblig.:
Series 2014:
5% 2/1/19	2,285	2,580
5% 2/1/20	2,275	2,617
Series 2014. 5% 2/1/23	2,225	2,630
Will County Cmnty. Unit School District #365-U:
0% 11/1/16 (Escrowed to Maturity)	740	735
0% 11/1/16 (FSA Insured)	2,235	2,204
		327,405
Indiana - 2.0%
Indiana Fin. Auth. Econ. Dev. Rev. Bonds (Republic Svcs., Inc. Proj.):
Series 2012, 0.48%, tender 9/1/15 (d)(e)	6,300	6,300
Series A, 0.48%, tender 5/1/34 (d)(e)	2,100	2,100
Indiana Fin. Auth. Hosp. Rev. Series 2013:
5% 8/15/22	700	813
5% 8/15/23	1,000	1,166
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A, 5% 12/1/15	2,135	2,175
(Wabash Valley Correctional Facilities Proj.) Series 2009 A, 5% 7/1/15	8,025	8,025
Series 2010 A, 5% 2/1/17	2,800	2,991
Series 2012:
5% 3/1/20	650	727
5% 3/1/21	1,225	1,383
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.):
Series 2012 A:
5% 10/1/20	$ 825	$ 959
5% 10/1/22	1,600	1,886
Series 2014 A:
5% 10/1/20	375	436
5% 10/1/21	380	445
5% 10/1/22	675	794
Series 2015 A:
5% 10/1/24	1,495	1,788
5% 10/1/25	1,625	1,926
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (d)	4,000	4,176
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (d)	2,200	2,235
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A:
5% 1/1/19	1,470	1,656
5% 1/1/20	1,250	1,435
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series F, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	515	515
Indianapolis Thermal Energy Sys. Series 2010 B:
5% 10/1/16	5,000	5,262
5% 10/1/17	5,000	5,433
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/19	1,000	1,087
4% 1/15/20	1,345	1,481
4% 1/15/21	1,250	1,376
5% 7/15/19	1,680	1,912
5% 7/15/20	1,170	1,357
5% 7/15/21	1,000	1,169
Purdue Univ. Rev.:
(Student Facilities Sys. Proj.) Series 2009 B:
4% 7/1/17	500	532
5% 7/1/15	315	315
5% 7/1/16	500	523
Series Z-1:
5% 7/1/16	1,215	1,270
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Purdue Univ. Rev.: - continued
Series Z-1:
5% 7/1/17	$ 1,000	$ 1,083
5% 7/1/18	1,500	1,676
Rockport Poll. Cont. Rev. Bonds (Indiana Michigan Pwr. Co. Proj. Series 2009 B, 1.75%, tender 6/1/18 (d)	8,500	8,498
Univ. of Southern Indiana Rev. Series J:
5% 10/1/15 (Assured Guaranty Corp. Insured)	1,000	1,011
5% 10/1/16 (Assured Guaranty Corp. Insured)	1,165	1,227
		79,143
Iowa - 0.0%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/16 (Assured Guaranty Corp. Insured)	1,700	1,749
Kansas - 0.6%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D:
5% 11/15/15	625	636
5% 11/15/16	875	927
Overland Park Sales Tax Spl. Oblig. Rev. Series 2012, 4.375% 12/15/23	3,100	3,098
Wichita Hosp. Facilities Rev.:
(Via Christi Health Sys., Inc. Proj.) Series 2009 III A:
5% 11/15/15 (Escrowed to Maturity)	6,245	6,353
5% 11/15/16 (Escrowed to Maturity)	5,410	5,744
Series 2011 IV A:
5% 11/15/18 (Escrowed to Maturity)	2,250	2,540
5% 11/15/20 (Escrowed to Maturity)	2,745	3,233
		22,531
Kentucky - 0.8%
Kentucky Econ. Dev. Fin. Auth. Bonds Series 2009 B, 2.7%, tender 11/10/21 (d)	9,000	9,005
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/15	4,000	4,021
Kentucky State Property & Buildings Commission Rev. (#82 Proj.) 5.25% 10/1/17 (FSA Insured)	2,450	2,682
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.):
Series 2003 A, 1.65%, tender 4/3/17 (d)	6,000	6,062
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.): - continued
Series 2007 B:
1.15%, tender 6/1/17 (d)	$ 2,600	$ 2,600
1.6%, tender 6/1/17 (d)	8,000	8,052
		32,422
Louisiana - 1.1%
Louisiana Gas & Fuel Tax Rev. Bonds Series 2013 B, 0.599%, tender 5/1/17 (d)	25,000	25,080
Louisiana Pub. Facilities Auth. Rev.:
(Christus Health Proj.) Series 2009 A, 5% 7/1/16	2,000	2,084
(Entergy Gulf States Louisiana LLC Proj.) Series 2010 B, 2.875% 11/1/15	3,000	3,024
Louisiana Stadium and Exposition District Series 2013 A:
5% 7/1/21	1,500	1,748
5% 7/1/22	1,000	1,172
New Orleans Gen. Oblig. Series 2012, 5% 12/1/20	2,800	3,159
Reg'l. Transit Auth. Louisiana Sales Tax Rev. 4% 12/1/16 (FSA Insured)	1,000	1,041
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	4,500	5,129
		42,437
Maine - 0.2%
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/21	2,400	2,837
5% 7/1/22	1,850	2,206
5% 7/1/24	2,350	2,839
		7,882
Maryland - 1.7%
Maryland Gen. Oblig.:
Series 2008 2, 5% 7/15/22 (Pre-Refunded to 7/15/18 @ 100)	5,500	6,140
Series 2012 B, 5% 8/1/16	6,400	6,716
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Bonds:
Series 2012 D, 0.953%, tender 11/15/17 (d)	14,000	14,116
Series 2013 A:
0.703%, tender 5/15/18 (d)	4,700	4,703
0.723%, tender 5/15/18 (d)	7,100	7,101
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
Series 2015:
5% 7/1/19 (c)	$ 400	$ 444
5% 7/1/22 (c)	900	1,014
5% 7/1/23 (c)	1,000	1,128
5% 7/1/24 (c)	2,000	2,251
5% 7/1/25 (c)	1,770	1,990
Montgomery County Gen. Oblig. Series 2011 A, 5% 7/1/20	16,000	18,380
		63,983
Massachusetts - 1.4%
Braintree Gen. Oblig. Series 2009, 5% 5/15/16	4,400	4,577
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2006 B, 5.25% 7/1/18	2,300	2,591
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.):
Series Q1:
4% 7/1/15	1,500	1,500
4% 7/1/16	1,000	1,036
Series Q2:
4% 7/1/15	1,170	1,170
4% 7/1/16	1,000	1,036
5% 7/1/17	1,370	1,485
(Tufts Med. Ctr. Proj.) Series I, 5% 1/1/16	1,300	1,326
Bonds Series 2013 U-6E, 0.62%, tender 9/30/16 (d)	5,900	5,908
4.5% 11/15/18 (b)	5,000	5,005
Massachusetts Edl. Fing. Auth. Rev. Series 2013, 5% 7/1/19 (e)	4,725	5,237
Massachusetts Gen. Oblig.:
Series 2004 B, 5.25% 8/1/20	12,700	15,037
Series 2006 D, 5% 8/1/22 (Pre-Refunded to 8/1/16 @ 100)	4,500	4,722
Medford Gen. Oblig. Series 2011 B, 4% 3/1/19	3,570	3,866
		54,496
Michigan - 2.7%
Detroit Swr. Disp. Rev. Series 2006 D, 0.784% 7/1/32 (d)	4,070	3,558
Grand Blanc Cmnty. Schools Series 2013:
5% 5/1/19	1,225	1,382
5% 5/1/20	2,635	3,025
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Grand Blanc Cmnty. Schools Series 2013: - continued
5% 5/1/21	$ 2,150	$ 2,492
5% 5/1/22	1,850	2,158
Grand Valley Michigan State Univ. Rev. Series 2009, 5% 12/1/16	1,320	1,399
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/18	1,250	1,394
5% 11/15/19	1,000	1,134
Michigan Fin. Auth. Rev.:
Series 2012 A:
5% 6/1/16	2,290	2,367
5% 6/1/17	1,410	1,507
5% 6/1/18	2,430	2,660
Series 2015 A:
5% 8/1/22	2,400	2,785
5% 8/1/23	3,800	4,406
Michigan Hosp. Fin. Auth. Rev. Bonds:
Series 1999 B3, 0.3%, tender 2/3/16 (d)	25,000	25,009
Series 2005 A4, 1.625%, tender 11/1/19 (d)	9,215	9,107
Series 2010 F3, 1.4%, tender 6/29/18 (d)	1,900	1,917
Series 2010 F4, 1.95%, tender 4/1/20 (d)	6,545	6,628
Michigan Muni. Bond Auth. Rev.:
(Clean Wtr. Pooled Proj.) Series 2010:
5% 10/1/15	1,750	1,770
5% 10/1/15	3,250	3,287
(Local Govt. Ln. Prog.) Series 2009 C, 5% 5/1/16	1,865	1,927
Royal Oak Hosp. Fin. Auth. Hosp. Rev.:
(William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5% 8/1/15 (Escrowed to Maturity)	2,070	2,077
Series 2014 D:
5% 9/1/21	1,500	1,739
5% 9/1/23	500	580
Spring Lake Pub. Schools:
Series 2014, 5% 5/1/19	2,300	2,595
5% 11/1/19	2,775	3,163
5% 5/1/20	3,630	4,167
5% 11/1/20	1,745	2,020
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Spring Lake Pub. Schools: - continued
5% 5/1/21	$ 4,110	$ 4,764
Western Michigan Univ. Rev. 5.25% 11/15/15 (Assured Guaranty Corp. Insured)	3,275	3,333
		104,350
Minnesota - 0.4%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2014 A:
5% 1/1/22	1,000	1,163
5% 1/1/23	1,000	1,172
Series 2014 B:
5% 1/1/21 (e)	2,290	2,623
5% 1/1/22 (e)	2,000	2,311
5% 1/1/23 (e)	1,000	1,159
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1, 5% 2/15/16 (Assured Guaranty Corp. Insured)	565	581
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2009 A, 5% 1/1/16	1,000	1,023
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev. Series 2014 A:
5% 1/1/22	1,000	1,178
5% 1/1/23	1,500	1,783
5% 1/1/24	1,000	1,199
		14,192
Mississippi - 0.2%
Mississippi Gen. Oblig. (Cap. Impts. Proj.) Series 2012 D, 0.6% 9/1/17 (d)	3,295	3,298
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2, 0.5%, tender 7/9/15 (d)(f)	6,100	6,100
		9,398
Missouri - 0.0%
Saint Louis Arpt. Rev. Series 2013, 5% 7/1/18	765	845
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nebraska - 0.1%
Nebraska Pub. Pwr. District Rev.:
Series 2012 C, 5% 1/1/22 (Pre-Refunded to 1/1/18 @ 100)	$ 1,100	$ 1,210
Series C, 4% 1/1/16	2,195	2,234
		3,444
Nevada - 1.9%
Clark County Arpt. Rev.:
Series 2008 E, 5% 7/1/15	3,500	3,500
Series 2013 C1, 2.5% 7/1/15 (e)	12,400	12,400
Clark County School District:
Series 2012 A, 5% 6/15/19	24,610	27,965
Series 2014 A, 5.5% 6/15/16	2,700	2,830
Nevada Gen. Oblig.:
Series 2010 C, 5% 6/1/19	12,140	13,839
Series 2012 B, 5% 8/1/20	2,230	2,597
Series 2013 D1:
5% 3/1/23	4,500	5,362
5% 3/1/24	2,700	3,211
		71,704
New Hampshire - 0.3%
New Hampshire Health & Ed. Facilities Auth. Rev. Series 2012:
4% 7/1/20	2,705	2,837
4% 7/1/21	1,520	1,590
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 2/1/17	3,000	3,200
5% 2/1/18	2,500	2,742
		10,369
New Jersey - 5.4%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/20	3,000	3,397
5% 2/15/21	2,500	2,852
5% 2/15/22	2,500	2,867
5% 2/15/23	2,750	3,172
New Jersey Ctfs. of Prtn. Series 2009 A, 5% 6/15/16	6,500	6,761
New Jersey Econ. Dev. Auth. Rev.:
Series 2005 K, 5.5% 12/15/19	8,030	8,912
Series 2009 BB, 5% 9/1/15 (Escrowed to Maturity)	3,390	3,415
Series 2011 EE, 5% 9/1/20	5,000	5,434
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Econ. Dev. Auth. Rev.: - continued
Series 2012 II:
5% 3/1/21	$ 6,800	$ 7,391
5% 3/1/22	6,290	6,803
Series 2012, 5% 6/15/18	5,600	6,033
Series 2013 NN, 5% 3/1/19	8,165	8,808
Series 2014 PP, 5% 6/15/19	17,000	18,413
New Jersey Edl. Facility Series 2014:
5% 6/15/20	11,000	11,924
5% 6/15/21	11,000	11,946
New Jersey Gen. Oblig. Series O, 5.25% 8/1/22	3,930	4,508
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2010 1A, 5% 12/1/15	4,500	4,580
Series 2013:
5% 12/1/18 (e)	6,000	6,595
5% 12/1/19 (e)	3,850	4,291
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds Series 2013 D, 0.6%, tender 1/1/16 (d)	5,000	5,001
Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity)	200	206
Series 2013 A, 5% 1/1/24	4,345	5,065
Series 2013 C, 0.55% 1/1/17 (d)	16,000	16,010
New Jersey Trans. Trust Fund Auth.:
Series 2003 A, 5.5% 12/15/16 (FSA Insured)	5,000	5,281
Series 2003 B, 5.25% 12/15/19	3,870	4,250
Series 2003 B. 5.25% 12/15/19	5,500	6,040
Series 2012 AA, 5% 6/15/19	1,500	1,619
Series 2013 A:
5% 12/15/19	6,455	7,022
5% 6/15/20	18,000	19,556
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A:
5% 9/15/15	5,250	5,297
5% 9/15/21	4,900	5,562
		209,011
New Mexico - 1.0%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.):
Series 2005 B, 1.875%, tender 4/1/20 (d)	11,000	10,923
Series 2011, 1.875%, tender 4/1/20 (d)	6,290	6,260
New Mexico Edl. Assistance Foundation:
Series 2009 B, 4% 9/1/16	7,000	7,270
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Mexico - continued
New Mexico Edl. Assistance Foundation: - continued
Series 2010 A1:
4% 12/1/15	$ 3,700	$ 3,756
4% 12/1/16	6,750	7,068
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/17 (FSA Insured)	4,480	4,822
		40,099
New York - 9.1%
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/18 (Assured Guaranty Corp. Insured) (FSA Insured)	1,100	1,205
5% 7/1/19 (Assured Guaranty Corp. Insured) (FSA Insured)	640	711
Metropolitan Trans. Auth. Svc. Contract Rev. Series 2002 A, 5.5% 7/1/17	5,000	5,463
New York City Gen. Oblig.:
Series 2005 F1, 5% 9/1/15	3,560	3,589
Series 2014 J, 3% 8/1/16	5,600	5,755
Series 2014 K, 3% 8/1/16	3,900	4,008
Series 2015 C:
5% 8/1/23	10,000	11,881
5% 8/1/24	5,000	5,973
5% 8/1/25	1,700	2,026
Series J8, 0.45% 8/1/21 (d)	7,500	7,502
New York City Transitional Fin. Auth. Rev.:
Series 2003 B, 5% 2/1/20	3,000	3,462
Series 2010 B:
5% 11/1/17	11,740	12,851
5% 11/1/17 (Escrowed to Maturity)	18,260	20,019
5% 11/1/20	5,950	6,872
Series 2010 D:
5% 11/1/15 (Escrowed to Maturity)	890	904
5% 11/1/17	8,015	8,771
5% 11/1/17 (Escrowed to Maturity)	2,100	2,300
Series 2012 A:
5% 11/1/17	6,180	6,772
5% 11/1/17 (Escrowed to Maturity)	820	898
5% 11/1/20	4,500	5,267
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev.:
(State Univ. Proj.) Series 2012 A, 5% 5/15/20	$ 4,000	$ 4,651
Series 2012 A, 4% 5/15/20	8,000	8,922
New York Dorm. Auth. Personal Income Tax Rev. Series 2012 A, 5% 12/15/20	8,500	9,971
New York Dorm. Auth. Revs.:
Series 2008 B, 5% 7/1/15	30,000	30,000
Series 2008 D, 5.25% 8/15/17 (FSA Insured)	7,000	7,647
Series 2009 A:
5% 7/1/15	12,850	12,850
5% 7/1/16	8,390	8,757
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series B, 5% 11/15/15	2,325	2,365
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2012 G2, 0.653%, tender 11/1/15 (d)	13,300	13,303
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,200	6,027
Series 2008 B2:
5% 11/15/19	6,185	7,103
5% 11/15/20	5,500	6,413
5% 11/15/21	4,000	4,697
Series 2012 B, 5% 11/15/22	2,000	2,355
Series 2012 D, 5% 11/15/18	2,515	2,829
Series 2012 E:
4% 11/15/19	4,000	4,426
5% 11/15/21	2,435	2,860
Series 2012 F, 5% 11/15/19	5,000	5,742
New York Thruway Auth. Gen. Rev. Series 2013 A, 5% 5/1/19	20,400	23,049
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2010 A, 5% 4/1/17	1,000	1,074
Series 2011 A1:
5% 4/1/17	1,500	1,612
5% 4/1/18	3,500	3,877
New York Urban Dev. Corp. Rev.:
Series 2009 C, 5% 12/15/16	17,000	18,085
Series 2011 A, 5% 3/15/21	18,425	21,568
Tobacco Settlement Fing. Corp.:
Series 2011, 5% 6/1/16	20,000	20,824
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series 2013 B, 5% 6/1/21	$ 3,400	$ 3,546
Triborough Bridge & Tunnel Auth. Revs. Series Y, 5.5% 1/1/17 (Escrowed to Maturity)	2,930	3,031
		353,813
North Carolina - 1.3%
Dare County Ctfs. of Prtn. Series 2012 B:
4% 6/1/17	1,000	1,063
4% 6/1/18	1,280	1,383
4% 6/1/20	1,000	1,108
5% 6/1/19	1,305	1,483
Mecklenburg County Pub. Facilities Corp. Series 2009:
5% 3/1/16	5,870	6,052
5% 3/1/18	1,500	1,654
Nash Health Care Sys. Health Care Facilities Rev. Series 2003, 5% 11/1/15 (FSA Insured)	1,600	1,624
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2010 A, 5% 1/1/16	6,035	6,167
North Carolina Gen. Oblig. Series 2014 A, 5% 6/1/16	8,095	8,437
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/16	1,000	1,040
5% 6/1/17	3,220	3,470
5% 6/1/18	3,820	4,209
Univ. of North Carolina at Chapel Hill Rev. Bonds Series 2012 A, 0.573%, tender 12/1/15 (d)	11,500	11,495
		49,185
North Dakota - 0.1%
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.) Series 2005, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,825	1,852
Ohio - 3.5%
American Muni. Pwr., Inc. Rev. Bonds Series B, 5%, tender 8/15/20 (d)	35,000	39,752
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	3,035	3,147
5% 6/1/17	3,500	3,751
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Cincinnati City School District 5.25% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,555	$ 4,027
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 4% 12/1/16	1,000	1,048
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/22	2,145	2,401
5% 6/15/23	1,855	2,085
Hamilton County Convention Facilities Auth. Rev. Series 2014:
5% 12/1/19	1,910	2,159
5% 12/1/20	2,205	2,518
5% 12/1/21	2,045	2,347
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010:
5% 6/1/16 (FSA Insured)	1,105	1,149
5% 6/1/17 (FSA Insured)	1,160	1,249
Ohio Air Quality Dev. Auth. Rev.:
Bonds (First Energy Nuclear Generation Proj.) Series 2006 A, 3.75%, tender 12/3/18 (d)	13,300	13,982
Series 2009 C, 5.625% 6/1/18	1,395	1,529
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.):
Series 2009 B, 5% 10/1/15	6,505	6,579
Series 2010 C:
4% 10/1/15	3,200	3,229
5% 10/1/16	1,250	1,320
(Adult Correctional Bldg. Fund Proj.):
Series 2009 B, 5% 10/1/15	4,535	4,587
Series 2010 A, 5% 10/1/15	1,185	1,199
Ohio Gen. Oblig.:
(Common Schools Proj.) Series 2010 A, 5% 9/15/17	2,600	2,837
(Higher Ed. Proj.) Series 2010 A, 5% 8/1/17	3,290	3,575
Series 2011 A, 5% 8/1/17	3,070	3,336
Series 2012 C, 5% 9/15/21	4,350	5,156
Series 2013 B, 4% 6/15/16	2,200	2,276
Ohio Higher Edl. Facility Commission Rev. (Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5% 1/15/17	1,000	1,061
Ohio State Univ. Gen. Receipts Series 2010 A:
5% 12/1/16	4,720	5,010
5% 12/1/16 (Escrowed to Maturity)	280	297
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds:
(FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (d)	$ 10,225	$ 10,648
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 B, 3.375%, tender 7/1/15 (d)	5,000	5,000
		137,254
Oklahoma - 0.3%
Oklahoma Dev. Fin. Auth. Rev.:
(Saint John Health Sys. Proj.) Series 2012, 5% 2/15/23	2,600	2,994
Series 2004 A, 2.375% 12/1/21	1,350	1,363
Series 2012, 5% 2/15/21	1,600	1,847
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/18	5,215	5,886
		12,090
Oregon - 0.1%
Oregon Facilities Auth. Rev. (Legacy Health Sys. Proj.) Series 2009 A, 5% 3/15/16	1,750	1,806
Pennsylvania - 4.3%
Allegheny County Arpt. Auth. Rev. Series A, 5% 1/1/16 (FSA Insured) (e)	1,000	1,022
Allegheny County Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 4% 8/15/15	1,385	1,391
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.):
Series 2005 A, 3.375%, tender 7/1/15 (d)	2,000	2,000
Series 2006 A, 3.5%, tender 6/1/20 (d)	5,250	5,376
Series 2006 B, 3.5%, tender 6/1/20 (d)	6,000	6,144
Franklin County Indl. Dev. Auth. (The Chambersburg Hosp. Proj.) Series 2010:
5% 7/1/16	1,000	1,044
5% 7/1/17	1,255	1,352
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 2009 A, 5% 6/1/17	2,200	2,366
Montgomery County Higher Ed. & Health Auth. Rev. Series 2014 A:
4% 10/1/18	1,000	1,070
4% 10/1/19	660	711
5% 10/1/20	1,260	1,414
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/18	$ 2,455	$ 2,662
5% 3/1/19	2,310	2,555
5% 3/1/20	2,140	2,405
Pennsylvania Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B:
5% 1/1/22	5,000	5,414
5% 7/1/22	5,200	5,425
5% 1/1/23	3,000	3,068
5% 7/1/23	1,650	1,653
Pennsylvania Gen. Oblig.:
Series 2006 1, 5% 10/1/19 (Pre-Refunded to 10/1/16 @ 100)	7,000	7,398
Series 2010 A3, 5% 7/15/16	3,900	4,081
Series 2011, 5% 7/1/21	1,900	2,196
Series 2013 1, 5% 4/1/16	2,655	2,747
Pennsylvania Higher Edl. Facilities Auth. Rev. Series 2014:
5% 12/1/19	340	391
5% 12/1/21	275	325
5% 12/1/22	855	1,017
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2009 B, 5% 12/1/17	12,500	13,675
Series 2013 A, 0.67% 12/1/17 (d)	6,400	6,419
Philadelphia Gas Works Rev.:
(1998 Gen. Ordinance Proj.) Eighth Series A, 5% 8/1/15	2,100	2,108
Eighth Series A, 5% 8/1/16	1,000	1,041
Seventeenth Series:
5.375% 7/1/15 (FSA Insured)	2,000	2,000
5.375% 7/1/16 (FSA Insured)	2,300	2,399
Philadelphia Gen. Oblig.:
Series 2008 A:
5% 12/15/15 (FSA Insured)	5,000	5,103
5% 12/15/16 (FSA Insured)	7,275	7,722
Series 2011:
5.25% 8/1/17	6,165	6,694
5.25% 8/1/18	5,515	6,145
Philadelphia Muni. Auth. Rev. Series 2013 A:
5% 11/15/17	6,635	7,206
5% 11/15/18	3,430	3,811
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia School District Series 2010 C, 5% 9/1/16	$ 13,610	$ 14,247
Philadelphia Wtr. & Wastewtr. Rev. Series 2010 A, 5% 6/15/16	6,000	6,256
Pittsburgh & Allegheny County Sports & Exhibition Auth. Series 2010, 5% 2/1/16 (FSA Insured)	5,620	5,767
Pittsburgh School District Series 2010 A:
4% 9/1/15	1,405	1,413
4% 9/1/15 (Escrowed to Maturity)	45	45
5% 9/1/16 (FSA Insured)	1,685	1,769
Saint Mary Hosp. Auth. Health Sys. Rev. (Catholic Health East Proj.) Series 2010 B, 5% 11/15/15	2,420	2,460
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011:
5% 6/1/18	1,000	1,099
5% 6/1/19	200	224
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2012:
5% 4/1/19	1,305	1,453
5% 4/1/20	1,250	1,407
5% 4/1/21	1,000	1,128
Unionville-Chadds Ford School District Gen. Oblig. Series 2009, 5% 6/1/20	1,190	1,354
		168,172
Rhode Island - 0.6%
Rhode Island Econ. Dev. Corp. Rev. (Dept. of Trans. Proj.) Series 2009 A, 5% 6/15/16 (Assured Guaranty Corp. Insured)	6,625	6,902
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A:
5% 5/15/18	1,000	1,083
5% 5/15/19	1,500	1,650
Rhode Island Health & Edl. Bldg. Corp. Pub. Schools Rev. Series 2015, 5% 5/15/25 (FSA Insured)	6,040	7,019
Tobacco Setlement Fing. Corp. Series 2015 A:
5% 6/1/26	3,500	3,887
5% 6/1/27	1,000	1,095
		21,636
South Carolina - 1.7%
Lexington County Health Svcs. District, Inc. Hosp. Rev. Series 2011, 5% 11/1/19	1,190	1,358
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/23	$ 4,440	$ 5,131
5% 12/1/26	1,100	1,256
South Carolina Pub. Svc. Auth. Rev.:
Series 2012 B:
5% 12/1/17	2,000	2,185
5% 12/1/20	1,000	1,165
Series 2012 C, 5% 12/1/17	10,535	11,512
Series 2014 C:
5% 12/1/22	1,100	1,301
5% 12/1/23	5,000	5,905
Series 2015 C:
5% 12/1/18 (c)	15,000	16,547
5% 12/1/19 (c)	18,690	21,025
		67,385
South Dakota - 0.2%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Reg'l. Health Proj.) Series 2010:
5% 9/1/15	680	685
5% 9/1/16	500	524
5% 9/1/17	490	530
Series 2011:
5% 9/1/17	1,100	1,190
5% 9/1/18	1,200	1,330
5% 9/1/19	1,255	1,420
Series 2014 B:
4% 11/1/19	400	442
4% 11/1/20	625	694
4% 11/1/21	500	556
5% 11/1/22	375	440
		7,811
Tennessee - 0.4%
Knox County Health Edl. & Hsg. Facilities Series 2012 A:
5% 1/1/19	1,925	2,150
5% 1/1/20	2,500	2,841
5% 1/1/21	2,500	2,874
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5% 7/1/16 (e)	1,730	1,802
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A:
5% 7/1/16	$ 1,815	$ 1,894
5% 7/1/17	1,100	1,190
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/15	3,125	3,148
		15,899
Texas - 8.6%
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.25% 8/1/15 (Escrowed to Maturity)	2,585	2,594
Austin Elec. Util. Sys. Rev.:
Series A, 5% 11/15/15	1,000	1,017
0% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	4,352
Austin Independent School District Series 2004, 5% 8/1/17	1,450	1,576
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A, 5% 11/15/15	2,250	2,287
Brownsville Util. Sys. Rev. Series 2008 A, 5% 9/1/15 (FSA Insured)	2,665	2,685
Carroll Independent School District Series 2009 C, 5.25% 2/15/19	1,000	1,135
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A, 5% 11/1/15	5,000	5,075
Series 2013 F:
5% 11/1/19	2,000	2,296
5% 11/1/20	1,500	1,747
5% 11/1/21	3,000	3,506
5% 11/1/22	5,000	5,871
Dallas Independent School District Series 2014 A, 4% 8/15/16	9,280	9,645
Dallas Wtrwks. & Swr. Sys. Rev. Series 2011, 5% 10/1/18	1,600	1,801
Fort Worth Independent School District Series 2009, 5% 2/15/16	3,690	3,797
Grapevine Gen. Oblig. Series 2009, 5% 2/15/16	1,375	1,415
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Memorial Hermann Health Sys. Proj.) Series 2013 B, 0.47% 6/1/16 (d)	1,590	1,592
Harris County Cultural Ed. Facilities Fin. Corp. Thermal Util. Rev. (TECO Proj.) Series 2009 A, 5% 11/15/16	500	530
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Gen. Oblig.:
Bonds Series 2012 B, 0.66%, tender 8/15/15 (d)	$ 10,470	$ 10,472
Series 2012 A, 0.5% 8/15/15 (d)	1,300	1,300
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/17 (e)	7,380	7,967
Series 2012 A, 5% 7/1/23 (e)	2,000	2,279
Series A:
5% 7/1/15	2,070	2,070
5% 7/1/16	1,080	1,128
Houston Independent School District Series 2005 A, 0% 2/15/16	4,500	4,483
Houston Util. Sys. Rev.:
Bonds Series 2012 C, 0.67%, tender 8/1/16 (d)	9,200	9,197
5% 5/15/22	5,000	5,908
5% 5/15/23	7,000	8,357
Klein Independent School District Series 2009 A, 5% 8/1/16	2,195	2,301
Lewisville Independent School District Series 2009, 5% 8/15/17	1,170	1,274
Lower Colorado River Auth. Rev.:
(LCRA Transmission Svcs. Corp. Proj.) Series 2010, 5% 5/15/18	3,140	3,478
Series 2010, 5% 5/15/17	2,805	3,022
5% 5/15/16	2,355	2,446
5% 5/15/16 (Escrowed to Maturity)	5	5
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B:
5% 7/1/17	2,800	3,022
5% 7/1/18	3,030	3,359
Mansfield Independent School District Series 2009, 4% 2/15/17	1,840	1,939
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2008 A, 0.5%, tender 8/3/15 (d)(e)	12,700	12,700
North Harris County Reg'l. Wtr. Auth. Series 2013, 4% 12/15/22	1,580	1,754
North Texas Tollway Auth. Rev. Bonds Series 2012 C, 1.95%, tender 1/1/19 (d)	8,500	8,583
Northside Independent School District Bonds:
Series 2011 A, 2%, tender 6/1/19 (d)	6,365	6,453
1%, tender 6/1/16 (d)	20,000	20,074
1.2%, tender 8/1/17 (d)	29,415	29,493
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Sam Rayburn Muni. Pwr. Agcy. Series 2012, 5% 10/1/20	$ 1,000	$ 1,148
San Antonio Elec. & Gas Sys. Rev. Series 2006 A, 5% 2/1/25 (Pre-Refunded to 2/1/16 @ 100)	3,400	3,491
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/20	1,000	1,150
5% 9/15/21	1,000	1,164
5% 9/15/22	3,440	4,003
San Antonio Wtr. Sys. Rev. Series 2012:
4% 5/15/19	1,500	1,655
5% 5/15/20	6,000	6,977
5% 5/15/21	5,000	5,874
San Jacinto Cmnty. College District Series 2009, 5% 2/15/16	2,000	2,058
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009, 5% 10/1/16	5,795	6,112
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/21	750	873
5% 8/15/23	1,000	1,165
Series 2013:
4% 9/1/18	400	430
5% 9/1/19	655	740
5% 9/1/20	915	1,049
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
5.75% 7/1/18	2,600	2,820
5.75% 7/1/18 (Pre-Refunded to 7/1/16 @ 100)	810	845
Texas Gen. Oblig.:
Series 2006, 5% 4/1/27 (Pre-Refunded to 4/1/16 @ 100)	3,700	3,829
Series 2009 A, 5% 10/1/16	3,400	3,588
Series 2014, 5% 10/1/16	10,645	11,235
Texas Muni. Pwr. Agcy. Rev. Series 2010:
5% 9/1/15	835	841
5% 9/1/16	750	787
Texas Pub. Fin. Auth. Rev. Series 2014 B:
4% 7/1/17	2,100	2,206
4% 7/1/18	2,200	2,239
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2015 A, 5%, tender 4/1/20 (d)	10,700	12,242
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Trans. Commission State Hwy. Fund Rev.:
Series 2007, 5% 4/1/25	$ 2,200	$ 2,350
3% 10/1/17 (c)	34,000	35,600
Tomball Independent School District 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,105	1,182
Univ. of Texas Board of Regents Sys. Rev.:
Series 2006 B, 5% 8/15/24 (Pre-Refunded to 8/15/16 @ 100)	5,975	6,280
Series 2010 B, 5% 8/15/21	1,800	2,131
		332,049
Utah - 0.2%
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/17	1,090	1,179
Utah Gen. Oblig. Series 2009 C, 5% 7/1/16	5,555	5,810
		6,989
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B, 5% 12/1/15 (FSA Insured)	2,225	2,263
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/15	5,000	5,047
Virginia - 0.9%
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A:
4% 7/15/20	605	657
5% 7/15/21	400	457
Fairfax County Gen. Oblig.:
5% 10/1/19 (c)	8,000	9,251
5% 10/1/20 (c)	6,710	7,906
5% 10/1/21 (c)	3,000	3,581
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/24	2,340	2,656
Virginia Commonwealth Trans. Board Rev. (U.S. Route 58 Corridor Dev. Prog.) Series 2014 B, 5% 5/15/16	2,100	2,185
Virginia Pub. School Auth.:
Series ll, 5% 4/15/16	2,600	2,695
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Virginia Pub. School Auth.: - continued
Series Xll, 5% 4/15/16	$ 3,940	$ 4,084
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.875%, tender 5/16/19 (d)	2,500	2,538
		36,010
Washington - 1.1%
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/20	1,375	1,584
5% 1/1/21	1,865	2,185
King County Highline School District # 401 Series 2009:
5% 12/1/16	6,350	6,741
5% 12/1/17	2,950	3,230
Port of Seattle Passenger Facilities Charge Rev. Series 2010 B, 5% 12/1/16 (e)	2,500	2,643
Port of Seattle Rev. Series 2010 C:
5% 2/1/16 (e)	2,000	2,052
5% 2/1/17 (e)	2,500	2,661
Seattle Muni. Lt. & Pwr. Rev. Series 2010 B, 5% 2/1/17	2,000	2,136
Spokane County Wastewtr. Sys. Rev. Series 2009 A, 5% 12/1/15	1,710	1,743
Tacoma Elec. Sys. Rev. Series 2013 A:
4% 1/1/20	5,000	5,527
4% 1/1/21	2,000	2,231
5% 1/1/20	3,000	3,445
5% 1/1/21	1,770	2,067
Washington Gen. Oblig. Series 2012 AR, 5% 7/1/18	5,000	5,582
		43,827
West Virginia - 0.3%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds:
Series 2011 A, 2.25%, tender 9/1/16 (d)(e)	7,000	7,071
1.9%, tender 4/1/19 (d)	5,990	5,966
		13,037
Wisconsin - 0.7%
Madison Gen. Oblig. Series 2014 A, 5% 10/1/21	3,215	3,809
Milwaukee County Arpt. Rev.:
Series 2010 B, 5% 12/1/15 (e)	1,720	1,752
Series 2013 A:
5% 12/1/20 (e)	1,330	1,525
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Milwaukee County Arpt. Rev.: - continued
Series 2013 A:
5% 12/1/22 (e)	$ 1,470	$ 1,692
5.25% 12/1/23 (e)	1,540	1,812
Wisconsin Gen. Oblig.:
Series 2005 D, 5% 5/1/19 (Pre-Refunded to 5/1/16 @ 100)	2,260	2,346
Series 2014 B, 5% 5/1/16	2,600	2,700
Wisconsin Health & Edl. Facilities Series 2014:
4% 5/1/18	375	398
4% 5/1/19	285	304
5% 5/1/20	410	454
5% 5/1/21	640	709
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2010, 5% 7/1/16	1,175	1,221
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/17	1,500	1,607
(Thedacare, Inc. Proj.) Series 2010:
5% 12/15/15	1,105	1,128
5% 12/15/16	1,440	1,529
5% 12/15/17	1,540	1,684
Series 2012, 5% 10/1/21	1,400	1,627
		26,297
TOTAL MUNICIPAL BONDS (Cost $3,458,149)		3,501,845
Municipal Notes - 3.4%

Connecticut - 1.1%
Hartford Gen. Oblig. BAN 2% 10/27/15	16,000	16,083
New Britain Gen. Oblig. BAN 2.5% 3/25/16	24,000	24,350
New London BAN 2% 3/24/16	3,155	3,189
		43,622
Louisiana - 1.0%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.36% 7/7/15, VRDN (d)	4,300	4,300
Series 2010 B1, 0.27% 7/7/15, VRDN (d)	35,600	35,600
		39,900
Municipal Notes - continued
	Principal Amount (000s)	Value (000s)
New Jersey - 0.3%
Newark Gen. Oblig. TAN Series 2015 A, 1.75% 2/19/16	10,400	$ 10,422
New York - 0.7%
Monroe County Gen. Oblig. BAN Series 2014, 1% 7/1/15	17,700	17,700
Rockland County Gen. Oblig. TAN 2% 3/16/16	9,800	9,887
		27,587
North Carolina - 0.2%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 0.35% 7/7/15, VRDN (d)(e)	5,900	5,900
Ohio - 0.0%
Marietta BAN Series 2015, 1% 5/13/16	1,750	1,755
Texas - 0.1%
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) Series 2009 C, 0.21% 7/1/15, VRDN (d)	5,100	5,100
TOTAL MUNICIPAL NOTES (Cost $134,301)		134,286
TOTAL INVESTMENT PORTFOLIO - 93.8% (Cost $3,592,450)		3,636,131
NET OTHER ASSETS (LIABILITIES) - 6.2%		238,279
NET ASSETS - 100%		$ 3,874,410
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $23,105,000 or 0.6% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,100,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2, 0.5%, tender 7/9/15	1/7/15	$ 6,100
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	40.4%
Electric Utilities	10.7%
Transportation	10.1%
Health Care	8.8%
Special Tax	7.8%
Others (Individually Less Than 5%)	16.0%
Net Other Assets (Liabilities)	6.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,592,450)		$ 3,636,131
Cash		310,240
Receivable for investments sold		22,714
Receivable for fund shares sold		22,529
Interest receivable		37,352
Other receivables		16
Total assets		4,028,982

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 141,320
Payable for fund shares redeemed	10,372
Distributions payable	1,126
Accrued management fee	1,163
Distribution and service plan fees payable	139
Other affiliated payables	411
Other payables and accrued expenses	41
Total liabilities		154,572

Net Assets		$ 3,874,410
Net Assets consist of:
Paid in capital		$ 3,826,825
Distributions in excess of net investment income		(75)
Accumulated undistributed net realized gain (loss) on investments		3,979
Net unrealized appreciation (depreciation) on investments		43,681
Net Assets		$ 3,874,410

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2015 (Unaudited)
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($390,158.7 ÷ 36,740.682 shares)	$ 10.62

Maximum offering price per share (100/97.25 of $10.62)	$ 10.92
Class T: Net Asset Value and redemption price per share ($21,989.5 ÷ 2,074.478 shares)	$ 10.60

Maximum offering price per share (100/97.25 of $10.60)	$ 10.90
Class B: Net Asset Value and offering price per share ($314.5 ÷ 29.636 shares)A	$ 10.61

Class C: Net Asset Value and offering price per share ($61,949.8 ÷ 5,844.797 shares)A	$ 10.60

Limited Term Municipal Income: Net Asset Value, offering price and redemption price per share ($3,136,100.5 ÷ 295,839.032 shares)	$ 10.60

Institutional Class: Net Asset Value, offering price and redemption price per share ($263,896.5 ÷ 24,880.966 shares)	$ 10.61

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended June 30, 2015 (Unaudited)

Investment Income
Interest		$ 41,175

Expenses
Management fee	$ 7,165
Transfer agent fees	2,189
Distribution and service plan fees	868
Accounting fees and expenses	309
Custodian fees and expenses	25
Independent trustees' compensation	8
Registration fees	106
Audit	27
Legal	11
Miscellaneous	15
Total expenses before reductions	10,723
Expense reductions	(24)	10,699
Net investment income (loss)		30,476
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		4,372
Change in net unrealized appreciation (depreciation) on investment securities		(38,211)
Net gain (loss)		(33,839)
Net increase (decrease) in net assets resulting from operations		$ (3,363)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2015 (Unaudited)	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 30,476	$ 64,659
Net realized gain (loss)	4,372	4,731
Change in net unrealized appreciation (depreciation)	(38,211)	12,153
Net increase (decrease) in net assets resulting from operations	(3,363)	81,543
Distributions to shareholders from net investment income	(30,663)	(64,660)
Distributions to shareholders from net realized gain	(1,502)	(5,775)
Total distributions	(32,165)	(70,435)
Share transactions - net increase (decrease)	(66,281)	176,760
Redemption fees	27	43
Total increase (decrease) in net assets	(101,782)	187,911

Net Assets
Beginning of period	3,976,192	3,788,281
End of period (including distributions in excess of net investment income of $75 and undistributed net investment income of $112, respectively)	$ 3,874,410	$ 3,976,192

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.71	$ 10.68	$ 10.86	$ 10.83	$ 10.62	$ 10.64
Income from Investment Operations
Net investment income (loss) E	.068	.153	.158	.164	.198	.209
Net realized and unrealized gain (loss)	(.086)	.046	(.170)	.034	.225	(.016)
Total from investment operations	(.018)	.199	(.012)	.198	.423	.193
Distributions from net investment income	(.068)	(.153)	(.158)	(.156)	(.205)	(.209)
Distributions from net realized gain	(.004)	(.016)	(.010)	(.012)	(.008)	(.004)
Total distributions	(.072)	(.169)	(.168)	(.168)	(.213)	(.213)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 10.62	$ 10.71	$ 10.68	$ 10.86	$ 10.83	$ 10.62
Total ReturnB, C, D	(.17)%	1.87%	(.11)%	1.84%	4.03%	1.81%
Ratios to Average Net Assets F, H
Expenses before reductions	.82%A	.79%	.78%	.79%	.77%	.78%
Expenses net of fee waivers, if any	.82%A	.79%	.78%	.79%	.77%	.78%
Expenses net of all reductions	.81%A	.79%	.78%	.78%	.77%	.77%
Net investment income (loss)	1.27%A	1.42%	1.47%	1.51%	1.85%	1.95%
Supplemental Data
Net assets, end of period (in millions)	$ 390	$ 397	$ 318	$ 394	$ 336	$ 200
Portfolio turnover rateG	26% A	21%	20%	21%	22%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.69	$ 10.66	$ 10.85	$ 10.81	$ 10.60	$ 10.63
Income from Investment Operations
Net investment income (loss) E	.069	.157	.162	.166	.199	.211
Net realized and unrealized gain (loss)	(.085)	.046	(.180)	.044	.226	(.026)
Total from investment operations	(.016)	.203	(.018)	.210	.425	.185
Distributions from net investment income	(.070)	(.157)	(.162)	(.158)	(.207)	(.211)
Distributions from net realized gain	(.004)	(.016)	(.010)	(.012)	(.008)	(.004)
Total distributions	(.074)	(.173)	(.172)	(.170)	(.215)	(.215)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 10.60	$ 10.69	$ 10.66	$ 10.85	$ 10.81	$ 10.60
Total ReturnB, C, D	(.15)%	1.91%	(.17)%	1.95%	4.05%	1.74%
Ratios to Average Net Assets F, H
Expenses before reductions	.78%A	.76%	.75%	.77%	.76%	.76%
Expenses net of fee waivers, if any	.78%A	.76%	.75%	.77%	.76%	.76%
Expenses net of all reductions	.78%A	.75%	.75%	.76%	.76%	.75%
Net investment income (loss)	1.31%A	1.46%	1.50%	1.52%	1.86%	1.97%
Supplemental Data
Net assets, end of period (in millions)	$ 22	$ 25	$ 24	$ 25	$ 26	$ 24
Portfolio turnover rateG	26% A	21%	20%	21%	22%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.71	$ 10.67	$ 10.86	$ 10.82	$ 10.61	$ 10.64
Income from Investment Operations
Net investment income (loss) E	.036	.086	.089	.093	.128	.139
Net realized and unrealized gain (loss)	(.095)	.056	(.180)	.045	.226	(.026)
Total from investment operations	(.059)	.142	(.091)	.138	.354	.113
Distributions from net investment income	(.037)	(.086)	(.089)	(.086)	(.136)	(.139)
Distributions from net realized gain	(.004)	(.016)	(.010)	(.012)	(.008)	(.004)
Total distributions	(.041)	(.102)	(.099)	(.098)	(.144)	(.143)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 10.61	$ 10.71	$ 10.67	$ 10.86	$ 10.82	$ 10.61
Total ReturnB, C, D	(.55)%	1.33%	(.84)%	1.27%	3.36%	1.06%
Ratios to Average Net Assets F, H
Expenses before reductions	1.40%A	1.42%	1.43%	1.44%	1.43%	1.44%
Expenses net of fee waivers, if any	1.40%A	1.42%	1.43%	1.44%	1.42%	1.43%
Expenses net of all reductions	1.40%A	1.42%	1.43%	1.43%	1.42%	1.42%
Net investment income (loss)	.69%A	.80%	.82%	.85%	1.19%	1.30%
Supplemental Data
Net assets, end of period (in millions)	$ -	$ -	$ 1	$ 1	$ 2	$ 2
Portfolio turnover rateG	26% A	21%	20%	21%	22%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.69	$ 10.66	$ 10.84	$ 10.81	$ 10.60	$ 10.63
Income from Investment Operations
Net investment income (loss) E	.028	.072	.077	.082	.117	.129
Net realized and unrealized gain (loss)	(.086)	.046	(.169)	.035	.226	(.026)
Total from investment operations	(.058)	.118	(.092)	.117	.343	.103
Distributions from net investment income	(.028)	(.072)	(.078)	(.075)	(.125)	(.129)
Distributions from net realized gain	(.004)	(.016)	(.010)	(.012)	(.008)	(.004)
Total distributions	(.032)	(.088)	(.088)	(.087)	(.133)	(.133)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 10.60	$ 10.69	$ 10.66	$ 10.84	$ 10.81	$ 10.60
Total ReturnB, C, D	(.54)%	1.11%	(.86)%	1.08%	3.25%	.96%
Ratios to Average Net Assets F, H
Expenses before reductions	1.56%A	1.54%	1.54%	1.53%	1.53%	1.52%
Expenses net of fee waivers, if any	1.56%A	1.54%	1.54%	1.53%	1.53%	1.52%
Expenses net of all reductions	1.56%A	1.54%	1.53%	1.53%	1.52%	1.52%
Net investment income (loss)	.53%A	.67%	.72%	.76%	1.09%	1.20%
Supplemental Data
Net assets, end of period (in millions)	$ 62	$ 65	$ 71	$ 92	$ 79	$ 77
Portfolio turnover rateG	26% A	21%	20%	21%	22%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Limited Term Municipal Income

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.69	$ 10.66	$ 10.85	$ 10.81	$ 10.60	$ 10.63
Income from Investment Operations
Net investment income (loss) D	.085	.186	.191	.197	.228	.240
Net realized and unrealized gain (loss)	(.086)	.046	(.180)	.045	.227	(.026)
Total from investment operations	(.001)	.232	.011	.242	.455	.214
Distributions from net investment income	(.085)	(.186)	(.191)	(.190)	(.237)	(.240)
Distributions from net realized gain	(.004)	(.016)	(.010)	(.012)	(.008)	(.004)
Total distributions	(.089)	(.202)	(.201)	(.202)	(.245)	(.244)
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 10.60	$ 10.69	$ 10.66	$ 10.85	$ 10.81	$ 10.60
Total ReturnB, C	(.01)%	2.19%	.10%	2.25%	4.34%	2.02%
Ratios to Average Net Assets E, G
Expenses before reductions	.49%A	.48%	.48%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.49%A	.48%	.48%	.48%	.48%	.48%
Expenses net of all reductions	.48%A	.48%	.48%	.47%	.48%	.48%
Net investment income (loss)	1.60%A	1.73%	1.78%	1.81%	2.14%	2.24%
Supplemental Data
Net assets, end of period (in millions)	$ 3,136	$ 3,225	$ 3,168	$ 3,624	$ 3,523	$ 3,456
Portfolio turnover rateF	26% A	21%	20%	21%	22%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.70	$ 10.67	$ 10.85	$ 10.81	$ 10.61	$ 10.63
Income from Investment Operations
Net investment income (loss) D	.081	.179	.184	.191	.224	.235
Net realized and unrealized gain (loss)	(.085)	.046	(.169)	.045	.216	(.015)
Total from investment operations	(.004)	.225	.015	.236	.440	.220
Distributions from net investment income	(.082)	(.179)	(.185)	(.184)	(.232)	(.236)
Distributions from net realized gain	(.004)	(.016)	(.010)	(.012)	(.008)	(.004)
Total distributions	(.086)	(.195)	(.195)	(.196)	(.240)	(.240)
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 10.61	$ 10.70	$ 10.67	$ 10.85	$ 10.81	$ 10.61
Total ReturnB, C	(.04)%	2.12%	.14%	2.19%	4.19%	2.07%
Ratios to Average Net Assets E, G
Expenses before reductions	.56%A	.55%	.54%	.54%	.52%	.53%
Expenses net of fee waivers, if any	.56%A	.55%	.54%	.54%	.52%	.53%
Expenses net of all reductions	.56%A	.54%	.54%	.53%	.52%	.52%
Net investment income (loss)	1.53%A	1.67%	1.71%	1.76%	2.09%	2.20%
Supplemental Data
Net assets, end of period (in millions)	$ 264	$ 263	$ 207	$ 206	$ 152	$ 142
Portfolio turnover rateF	26% A	21%	20%	21%	22%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Limited Term Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Limited Term Municipal Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase.

During the period, the Board of Trustees approved a change in the name of Institutional Class to Class I effective July 1, 2015.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 57,123
Gross unrealized depreciation	(13,425)
Net unrealized appreciation (depreciation) on securities	$ 43,698

Tax cost	$ 3,592,433

Semiannual Report

2. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $487,295 and $612,869, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .36% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 512	$ -
Class T	-%	.25%	30	-*
Class B	.65%	.25%	2	1
Class C	.75%	.25%	324	54
			$ 868	$ 55

* Amount represents three hundred and six dollars.

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 3.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5
Class T	9
Class B*	-**
Class C*	4
$ 18

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

** Amount represents one hundred sixty-six dollars.

Transfer Agent Fees. Pursuant to the transfer agent contract approved by the Board of Trustees effective May 1, 2015, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 355.18
Class T	17.14
Class B	-**	.11
Class C	54.17
Limited Term Municipal Income	1,533.10
Institutional Class	230.17
	$ 2,189

* Annualized

** Amount represents two hundred two dollars.

Prior to May 1, 2015, Citibank, N.A. was the transfer, dividend disbursing and servicing agent for the Fund. Prior to May 8, 2015, Citibank, N.A. was the custodian for the Fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $24.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2015	Year ended December 31, 2014
From net investment income
Class A	$ 2,603	$ 4,673
Class T	157	347
Class B	1	3
Class C	172	452
Limited Term Municipal Income	25,643	55,470
Institutional Class	2,087	3,715
Total	$ 30,663	$ 64,660
From net realized gain
Class A	$ 154	$ 518
Class T	9	36
Class B	-*	1
Class C	25	101
Limited Term Municipal Income	1,211	4,778
Institutional Class	103	341
Total	$ 1,502	$ 5,775

* Amount represents one hundred fifty-four dollars.

Semiannual Report

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended June 30, 2015	Year ended December 31, 2014	Six months ended June 30, 2015	Year ended December 31, 2014
Class A
Shares sold	10,125	21,930	$ 108,416	$ 235,729
Reinvestment of distributions	236	419	2,529	4,497
Shares redeemed	(10,702)	(15,005)	(114,234)	(161,198)
Net increase (decrease)	(341)	7,344	$ (3,289)	$ 79,028
Class T
Shares sold	356	936	$ 3,819	$ 10,041
Reinvestment of distributions	15	34	158	360
Shares redeemed	(615)	(932)	(6,563)	(9,993)
Net increase (decrease)	(244)	38	$ (2,586)	$ 408
Class B
Shares sold	1	5	$ 5	$ 58
Reinvestment of distributions	-**	-*	1	4
Shares redeemed	(9)	(17)	(101)	(183)
Net increase (decrease)	(8)	(12)	$ (95)	$ (121)
Class C
Shares sold	459	1,064	$ 4,905	$ 11,413
Reinvestment of distributions	16	42	167	454
Shares redeemed	(751)	(1,668)	(8,004)	(17,881)
Net increase (decrease)	(276)	(562)	$ (2,932)	$ (6,014)
Limited Term Municipal Income
Shares sold	37,841	76,270	$ 404,284	$ 818,051
Reinvestment of distributions	1,879	4,133	20,067	44,337
Shares redeemed	(45,420)	(75,997)	(484,722)	(815,047)
Net increase (decrease)	(5,700)	4,406	$ (60,371)	$ 47,341
Institutional Class
Shares sold	7,251	13,740	$ 77,528	$ 147,453
Reinvestment of distributions	161	270	1,717	2,893
Shares redeemed	(7,145)	(8,783)	(76,253)	(94,228)
Net increase (decrease)	267	5,227	$ 2,992	$ 56,118

* Amount represents three hundred sixty-two shares.

** Amount represents one hundred thirty-one shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

ASTMI-USAN-0815
1.803550.111
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments June 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements

Fidelity®

Conservative Income Municipal Bond

Fund -

Fidelity Conservative Income Municipal Bond

Fund

Institutional Class

Semiannual Report

June 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of the fund's holdings.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1, 2015 to June 30, 2015
Conservative Income Municipal Bond	.40%
Actual		$ 1,000.00	$ 1,000.40	$ 1.98
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01
Institutional Class	.30%
Actual		$ 1,000.00	$ 1,000.90	$ 1.49
HypotheticalA		$ 1,000.00	$ 1,023.31	$ 1.51

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Effective Maturity Diversification as of June 30, 2015
Days	% of fund's investments	% of fund's investments 6 months ago
1 - 7	37.3	44.6
8 - 30	0.4	0.3
31 - 60	3.7	4.1
61 - 90	1.6	0.4
91 - 180	6.6	7.9
> 180	50.4	42.7

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and permissible maturity shortening features other than interest rate resets.

Top Five States as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Illinois	19.2	16.1
Texas	14.2	15.8
Florida	6.9	7.1
New Jersey	5.7	5.0
Michigan	5.3	3.2
Top Five Sectors as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	22.2	17.7
Industrial Development	17.8	17.0
General Obligations	14.8	14.5
Electric Utilities	12.9	16.1
Transportation	11.1	11.3
Weighted Average Maturity as of June 30, 2015
		6 months ago
Years	0.9	0.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2015
6 months ago
Years	0.9	0.8

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of June 30, 2015	As of December 31, 2014
AAA 1.1%	AAA 1.0%
AA,A 66.0%	AA,A 52.7%
BBB 3.5%	BBB 3.0%
BB and Below 0.9%	BB and Below 0.1%
Not Rated 0.2%	Not Rated 3.1%
Short-Term Investments and Net Other Assets 28.3%	Short-Term Investments and Net Other Assets 40.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 71.6%
	Principal Amount	Value
Alabama - 0.1%
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1.65%, tender 3/20/17 (b)	$ 350,000	$ 353,479
Arizona - 3.9%
Arizona Board of Regents Arizona State Univ. Rev.:
(Polytechnic Campus Proj.) Series 2008 C, 5.25% 7/1/16	85,000	89,062
Series 2011, 3% 8/1/17	125,000	130,186
Series 2012 A, 2% 7/1/15	100,000	100,000
Series 2013 A, 4% 7/1/16	100,000	103,550
Series B, 4% 8/1/16	150,000	155,478
Arizona Board of Regents Ctfs. of Prtn. Series 2006, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100,000	100,000
Arizona Ctfs. of Prtn.:
Series 2008 A:
4% 9/1/16 (FSA Insured)	350,000	363,440
4% 9/1/17 (FSA Insured)	145,000	154,176
5% 9/1/16 (FSA Insured)	225,000	236,221
Series 2010 A:
5% 10/1/17 (FSA Insured)	150,000	163,233
5% 10/1/18 (FSA Insured)	140,000	156,456
Series 2013 A, 3% 10/1/17	100,000	104,139
Series 2013 B, 5% 10/1/16	635,000	668,706
Arizona Health Facilities Auth. Rev.:
(Scottsdale Lincoln Hospitals Proj.) Series 2014 A, 5% 12/1/17	500,000	545,860
Series 2007 A:
5% 1/1/16	760,000	776,135
5% 1/1/17	125,000	132,434
Series 2008 D, 5% 1/1/17	1,025,000	1,085,957
5% 1/1/19	175,000	186,079
Arizona School Facilities Board Ctfs. of Prtn.:
Series 2005 A1, 5% 9/1/17 (Pre-Refunded to 9/1/15 @ 100)	250,000	251,868
Series 2008:
4.375% 9/1/16	55,000	57,349
5.5% 9/1/15	110,000	110,930
5.5% 9/1/16	120,000	126,672
Series 2013 A2, 5% 9/1/17	235,000	254,653
5% 9/1/15	100,000	100,766
Arizona State Lottery Rev. Series 2010 A:
3% 7/1/16 (FSA Insured)	175,000	179,316
5% 7/1/16	125,000	130,628
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Arizona State Univ. Ctfs. of Partnership (Downtown Campus/Mercado Proj.) Series 2011 A, 3% 7/1/15	$ 250,000	$ 250,000
Glendale Gen. Oblig. Series 2015, 4% 7/1/18 (FSA Insured)	370,000	396,914
Maricopa County Indl. Dev. Auth. Health Facilities Rev. Series 2007 A, 4.125% 7/1/15	270,000	270,000
Mesa Gen. Oblig. Series 2012, 3% 7/1/15	250,000	250,000
Navajo County Poll. Cont. Corp. Rev. Bonds (Arizona Pub. Svc. Co. Cholla Proj.) Series 2009 A, 0.45%, tender 11/17/15 (b)	1,000,000	999,270
Phoenix Civic Impt. Board Arpt. Rev. Series 2010 A:
4% 7/1/15	100,000	100,000
5% 7/1/15	50,000	50,000
5% 7/1/16	100,000	104,330
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2008 A, 5% 1/1/16	135,000	138,154
Scottsdale Gen. Oblig. (2000 and 2004 Projs.) Series 2008, 3.5% 7/1/15	75,000	75,000
Tucson Gen. Oblig. Series 2005 E, 3.75% 7/1/16 (FGIC Insured)	55,000	55,129
Tucson Street & Hwy. User Rev. Series 2013 A, 3% 7/1/15	315,000	315,000
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2013, 4% 7/1/15 (Escrowed to Maturity)	125,000	125,000
Univ. of Arizona Univ. Revs. Series 2008 A, 4% 6/1/16	100,000	103,305
		9,695,396
California - 1.2%
California Health Facilities Fing. Auth. Rev.:
Series 2011 A, 5% 3/1/16	325,000	334,562
Series 2014 A, 2% 10/1/15	155,000	155,577
4% 3/1/17	375,000	394,598
California State Univ. Rev.:
Series 2005 C, 4.5% 11/1/15	250,000	253,455
Series 2012 A, 4% 11/1/15	150,000	151,833
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. Bonds:
Series 2006 A, 1.375%, tender 4/2/18 (b)	325,000	324,087
Series 2006 C, 4.25%, tender 11/1/16 (FGIC Insured) (b)	725,000	758,734
California Statewide Cmntys. Dev. Auth. Rev.:
Series 2007 F, 5.25% 7/1/16 (FSA Insured)	100,000	104,646
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Statewide Cmntys. Dev. Auth. Rev.: - continued
Series 2015 A, 3% 3/1/18	$ 500,000	$ 520,890
Los Angeles Cmnty. College District 5% 8/1/16 (FSA Insured)	110,000	110,376
		3,108,758
Colorado - 2.5%
Colorado Health Facilities Auth. Rev.:
(Parkview Med. Ctr., Inc. Proj.) Series 2012, 4% 9/1/16	635,000	657,219
Bonds Series 2008 C2, 4%, tender 11/12/15 (b)	675,000	683,465
Series 2008 D1, 5% 10/1/16	75,000	78,809
Series 2009 A:
5% 7/1/15	2,080,000	2,080,000
5% 7/1/16	375,000	390,589
Series 2011 A:
5% 2/1/16	200,000	205,052
5% 2/1/17	150,000	159,125
5% 2/1/18	70,000	76,841
5.125% 10/1/17	50,000	54,526
5.125% 11/15/17	390,000	413,669
5.125%, tender 11/15/18 (b)	275,000	291,497
Denver City & County Arpt. Rev.:
Series 2005 A:
5% 11/15/17 (XL Cap. Assurance, Inc. Insured)	195,000	198,136
5% 11/15/18 (XL Cap. Assurance, Inc. Insured)	100,000	101,608
Series 2011 A, 4% 11/15/17 (c)	50,000	53,270
Series 2011 B, 5% 11/15/16 (c)	250,000	264,120
Series 2012 A, 4% 11/15/17 (c)	75,000	79,904
Series 2012 B, 5% 11/15/16	325,000	343,811
		6,131,641
Connecticut - 1.2%
Connecticut Gen. Oblig.:
Series 2008 C, 4.1% 11/1/15	125,000	126,556
Series 2012 D, 0.84% 9/15/18 (b)	445,000	444,195
Series 2013 A, 0.62% 3/1/19 (b)	175,000	173,626
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds:
(Ascension Health Cr. Group Proj.) Series 1998 B, 1.55%, tender 2/1/17 (b)	470,000	477,036
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
Bonds:
Series 2010 A2, 1.2%, tender 2/1/19 (b)	$ 100,000	$ 98,823
Series 2008 M, 5% 7/1/15	125,000	125,000
Series 2012 D, 5% 7/1/18	225,000	247,151
Series 2012 I, 4% 7/1/15	180,000	180,000
Series A:
4% 7/1/16	280,000	289,486
4% 7/1/17	150,000	158,798
Series N, 4% 7/1/17	90,000	94,840
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2004 B, 5.25% 7/1/16	140,000	146,733
Series 2005 A, 5% 7/1/15	75,000	75,000
Series 2009 A, 5% 12/1/15	100,000	101,927
New Haven Gen. Oblig. Series 2013 B, 3% 9/1/16 (FSA Insured)	200,000	204,734
		2,943,905
District Of Columbia - 0.5%
District of Columbia Ctfs. of Prtn. 5.25% 1/1/17 (Pre-Refunded to 1/1/16 @ 100)	165,000	168,990
District of Columbia Rev. (Hsg. Production Trust Fund-New Cmntys. Proj.) Series 2007 A, 5% 6/1/16	250,000	260,098
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2010 B:
5% 10/1/15 (c)	200,000	202,220
5% 10/1/16 (c)	410,000	432,443
Series 2012 A, 5% 10/1/18 (c)	200,000	222,094
		1,285,845
Florida - 6.2%
Broward County Arpt. Sys. Rev.:
Series 2012 P1, 4% 10/1/15 (c)	200,000	201,726
Series 2012 Q2, 5% 10/1/15 (c)	150,000	151,647
Series 2013 B, 3% 10/1/15	265,000	266,693
5% 10/1/16	250,000	263,110
Broward County School Board Ctfs. of Prtn.:
Series 2004 A, 5.25% 7/1/16 (AMBAC Insured)	100,000	104,453
Series 2004 C, 5.25% 7/1/15 (FSA Insured)	125,000	125,000
Series 2006 A, 4.25% 7/1/16 (FSA Insured)	60,000	62,186
Series 2008 A, 5% 7/1/16 (FSA Insured)	75,000	78,285
5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	200,000
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Citizens Property Ins. Corp.:
Series 2007 A:
5% 3/1/16 (Escrowed to Maturity)	$ 115,000	$ 118,506
5% 3/1/17 (Escrowed to Maturity)	320,000	342,790
Series 2009 A1:
5.375% 6/1/16	340,000	354,623
5.5% 6/1/16 (Assured Guaranty Corp. Insured)	260,000	271,476
5.5% 6/1/17	665,000	720,468
6% 6/1/16	590,000	618,692
Series 2010 A1:
4% 6/1/17 (FSA Insured)	435,000	459,025
4.25% 6/1/17	1,005,000	1,064,436
5% 6/1/16	230,000	239,117
5% 6/1/16 (FSA Insured)	100,000	103,964
5% 6/1/17 (FSA Insured)	375,000	402,754
5.25% 6/1/17	640,000	690,374
Series 2011 A1, 5% 6/1/18	530,000	584,399
Series 2012 A1, 5% 6/1/17	180,000	193,322
Series 2015 A2, 0.92% 6/1/18 (b)	1,000,000	1,000,210
5.25% 6/1/17 (FSA Insured)	410,000	441,947
Florida Board of Ed. Lottery Rev. Series 2006 B, 5% 7/1/16 (AMBAC Insured)	230,000	240,495
Florida Dept. of Envir. Protection Rev. Series 2010 A, 5% 7/1/15	125,000	125,000
Florida Higher Edl. Facilities Fing. Auth. (Rollins College Proj.) Series 2012 A, 4% 12/1/16	65,000	67,951
Florida Mid-Bay Bridge Auth. Rev. Series 2015 C:
5% 10/1/17	250,000	267,335
5% 10/1/18	275,000	299,274
Florida Muni. Pwr. Agcy. Rev. Series 2008 A, 4% 10/1/15	365,000	368,150
Gainesville Utils. Sys. Rev. Series 2010 C, 5% 10/1/15	100,000	101,142
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2010 A, 4% 10/1/16	200,000	208,284
Series 2010 B, 4.25% 10/1/18 (c)	70,000	75,872
6% 10/1/17 (c)	50,000	55,232
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2006 G, 5.125% 11/15/17	200,000	212,138
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2010 A, 4% 10/1/15	125,000	126,133
Series 2010 D1, 4% 10/1/15	200,000	201,812
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Jacksonville Elec. Auth. Elec. Sys. Rev.: - continued
Series 2012 B, 5% 10/1/15	$ 100,000	$ 101,135
JEA Saint Johns River Pwr. Park Sys. Rev.:
Series 23, 5% 10/1/15	100,000	101,142
Series 6, 5% 10/1/15	120,000	121,370
JEA Wtr. & Swr. Sys. Rev. Series 2013 A, 3% 10/1/15	100,000	100,670
Lake County School Board Ctfs. of Prtn.:
(The School Board of Lake County Florida, Master Lease Prog.) Series 2005 C, 5.25% 6/1/16 (AMBAC Insured)	125,000	130,248
Series 2014 A:
4% 6/1/18 (FSA Insured)	75,000	80,951
5% 6/1/17 (FSA Insured)	140,000	150,721
Lee County Arpt. Rev. Series 2010 A, 5% 10/1/15 (FSA Insured) (c)	60,000	60,652
Miami-Dade County Aviation Rev.:
Series 2008 E, 5.375% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	115,000	125,667
Series 2010 B, 5% 10/1/17	205,000	223,897
Miami-Dade County Expressway Auth.:
Series 2013 A, 4% 7/1/16	450,000	464,976
Series 2014 B:
5% 7/1/17	300,000	324,591
5% 7/1/18	525,000	583,837
Miami-Dade County School Board Ctfs. of Prtn. Series 2008 B, 5% 5/1/17	175,000	188,083
Orlando Utils. Commission Util. Sys. Rev. Series 2009 C, 5% 10/1/15	125,000	126,428
Reedy Creek Impt. District Utils. Rev.:
Series 2, 5% 10/1/15 (Escrowed to Maturity)	100,000	101,154
Series 2013 1, 5% 10/1/17	100,000	109,032
Tampa Health Sys. Rev.:
(Baycare Health Sys. Proj.) Series 2010, 5% 11/15/17	95,000	103,834
Series 2010, 5% 11/15/15	675,000	686,651
		15,293,060
Georgia - 1.2%
Atlanta Arpt. Rev.:
Series 2011 A, 5% 1/1/17	275,000	292,410
Series 2012 C:
5% 1/1/16 (c)	100,000	102,242
5% 1/1/17 (c)	100,000	106,177
Municipal Bonds - continued
	Principal Amount	Value
Georgia - continued
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds 1.375%, tender 4/4/17 (b)	$ 825,000	$ 826,766
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 3% 10/1/15	100,000	100,663
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Gen. Resolutions Proj.) Series 2011 B. 4% 1/1/16	100,000	101,751
(Proj. One) Series 2008 A, 5.25% 1/1/18	40,000	44,102
Series B:
5% 1/1/17	100,000	106,269
6.25% 1/1/17	420,000	454,075
6.375% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	540,000	555,817
4.25% 1/1/18	100,000	107,807
5% 11/1/17	80,000	87,356
		2,885,435
Hawaii - 0.3%
Hawaii Arpts. Sys. Rev. Series 2010 B, 5% 7/1/18 (c)	155,000	171,024
Hawaii Gen. Oblig. Series 2009 DR, 4% 6/1/16	100,000	103,305
State of Hawaii Dept. of Trans. Series 2013, 3% 8/1/16 (c)	380,000	388,064
		662,393
Illinois - 11.5%
Chicago Gen. Oblig.:
(City Colleges Proj.) Series 1999, 0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	197,268
(Modern Schools Across Chicago Prog.) Series 2007 D, 5% 12/1/15 (AMBAC Insured)	125,000	126,544
Series 2007 A, 5% 12/1/16	100,000	103,115
Series 2008 A, 5% 1/1/18	75,000	77,439
Series 2009 A, 4% 1/1/18	100,000	100,895
4% 1/1/16	100,000	101,240
5% 1/1/18	205,000	211,667
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Series A, 4% 12/1/15	75,000	76,091
Chicago Midway Arpt. Rev. Series 2004 A, 4.5% 1/1/18 (AMBAC Finl. Group, Inc. Insured) (c)	50,000	50,124
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2005 B:
5.25% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	65,000	66,565
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev.: - continued
Series 2005 B:
5.25% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 340,000	$ 371,698
Series 2010 A:
5% 1/1/16	370,000	378,166
5% 1/1/17	120,000	126,990
Series 2010 E, 4.5% 1/1/16 (c)	400,000	407,760
Series 2011 B:
4% 1/1/17	100,000	104,354
5% 1/1/17 (c)	90,000	95,105
5% 1/1/17	360,000	380,970
5% 1/1/18 (c)	60,000	64,571
Series B, 5% 1/1/18 (FSA Insured)	150,000	159,128
Chicago Park District Gen. Oblig.:
Series 2008 H, 5% 1/1/17	250,000	259,805
Series 2011 D:
4% 1/1/18	120,000	124,106
5% 1/1/16	425,000	431,800
5% 1/1/17	200,000	207,844
Series 2014 D, 4% 1/1/18	500,000	517,110
5% 1/1/17	300,000	311,766
Chicago Wastewtr. Transmission Rev.:
Series 2004 B, 5.25% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	470,000	479,710
Series 2006 B, 5% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	145,000	151,729
Series 2010 A:
3% 1/1/18	60,000	60,835
4% 1/1/16	1,000,000	1,013,380
Series 2012, 3% 1/1/16	850,000	857,268
Chicago Wtr. Rev.:
Series 2006 A, 5% 11/1/16 (AMBAC Insured)	585,000	609,675
Series 2008, 5% 11/1/15 (FSA Insured)	650,000	658,639
Series 2012:
4% 11/1/16	255,000	262,446
5% 11/1/16	275,000	286,600
5% 11/1/17 (FSA Insured)	230,000	246,641
Cook County Gen. Oblig.:
Series 2009 A:
4% 11/15/16	235,000	244,550
5% 11/15/15	1,105,000	1,122,492
Series 2009 D, 5% 11/15/15	530,000	538,390
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Cook County Gen. Oblig.: - continued
Series 2014 A:
5% 11/15/16	$ 60,000	$ 63,246
5% 11/15/17	400,000	424,644
Series B, 5% 11/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	710,000	753,743
Illinois Edl. Facilities Auth. Rev. Bonds (Univ. of Chicago Proj.) Series B1, 1.1%, tender 2/15/18 (b)	1,625,000	1,617,103
Illinois Fin. Auth. Gas Supply Rev. Bonds:
(Peoples Gas Lt. and Coke Co. Proj.) Series 2005 A, 4.3%, tender 6/1/16 (AMBAC Insured) (b)	665,000	686,626
(The Peoples Gas Lt. and Coke Co. Proj.) Series 2010 B, 2.625%, tender 8/1/15 (b)	1,125,000	1,126,620
Illinois Fin. Auth. Rev.:
Series 2007, 5% 7/1/15	150,000	150,000
Series 2008 B, 5.25% 8/15/15	175,000	175,963
Series 2009 B:
4.25% 7/1/16	250,000	259,185
5% 8/15/15	400,000	402,264
Series 2010 A, 5.5% 5/1/17	100,000	107,469
Series 2010, 5% 2/15/17	70,000	74,537
Series 2012 A:
4% 5/15/16	265,000	272,492
5% 8/15/16	100,000	104,830
5% 5/15/17	105,000	112,611
5% 5/15/18	105,000	115,274
Series 2012 C, 5% 8/15/15	620,000	623,546
Series 2015 A:
5% 11/15/16	1,000,000	1,056,480
5% 11/15/17	125,000	136,531
5% 11/15/18	250,000	279,945
5% 7/1/15	115,000	115,000
5% 4/1/16	385,000	397,886
5% 8/15/17	225,000	243,826
Illinois Gen. Oblig.:
Series 2004 A, 5% 3/1/17	75,000	75,236
Series 2006:
5% 1/1/17	100,000	102,098
5% 1/1/18	250,000	253,843
Series 2007 A, 5% 6/1/18 (FSA Insured)	435,000	459,238
Series 2007 B:
5% 1/1/17	150,000	156,984
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Gen. Oblig.: - continued
Series 2007 B:
5.25% 1/1/18	$ 315,000	$ 335,204
Series 2009 A:
3.5% 9/1/15	125,000	125,509
3.5% 9/1/15 (Assured Guaranty Corp. Insured)	100,000	100,407
Series 2010, 5% 1/1/16	350,000	356,944
Series 2012, 5% 8/1/15	165,000	165,541
Series 2014:
3% 2/1/16	120,000	121,408
4% 2/1/18	300,000	310,446
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2007 A, 5.25% 2/1/16 (FGIC Insured)	360,000	369,688
Illinois Sales Tax Rev. Series 2013, 5% 6/15/17	75,000	80,784
Illinois Unemployment Ins. Fund Bldg. Receipts:
Series 2012 A:
5% 12/15/15	65,000	66,288
5% 6/15/16	220,000	228,778
5% 12/15/16	200,000	211,658
Series 2012 B, 5% 6/15/18	535,000	566,586
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A:
0% 12/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	65,000	63,870
0% 12/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	75,000	72,418
0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	150,000	148,014
0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	55,000	53,170
0% 6/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	105,000	100,191
Quincy Hosp. Rev. Series 2007, 5% 11/15/16	115,000	120,981
Railsplitter Tobacco Settlement Auth. Rev. Series 2010:
5% 6/1/16	100,000	103,640
5% 6/1/17	570,000	606,833
5% 6/1/18	590,000	640,534
Univ. of Illinois Board of Trustees Ctfs. of Prtn.:
Series 2008 A, 5% 10/1/16 (Escrowed to Maturity)	5,000	5,285
Series 2009 A:
4% 10/1/15	115,000	116,020
4% 10/1/15 (Escrowed to Maturity)	160,000	161,450
Series 2014 A, 5% 10/1/18	500,000	554,060
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Univ. of Illinois Board of Trustees Ctfs. of Prtn.: - continued
5% 10/1/16 (FSA Insured)	$ 130,000	$ 136,734
Univ. of Illinois Rev.:
Series 2001 A, 5.5% 4/1/16 (AMBAC Insured)	65,000	67,404
Series 2006:
5% 4/1/16	250,000	258,330
5% 4/1/17 (Nat'l. Reinsurance Co. Insured)	425,000	439,097
		28,618,968
Indiana - 2.2%
Indiana Fin. Auth. Health Sys. Rev. Series 2008 C, 5.5% 11/1/17	125,000	137,590
Indiana Fin. Auth. Hosp. Rev.:
Series 2011 N:
5% 3/1/16	150,000	154,584
5% 3/1/17	300,000	320,850
Series 2013 A, 5% 8/15/16	100,000	104,624
Series 2014 A, 3% 12/1/16	175,000	180,633
Indiana Fin. Auth. Rev. (l-69 Section 5 Proj.) Series 2014, 4% 3/1/17 (c)	800,000	829,576
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.):
Series 2011 B, 5% 10/1/16	75,000	79,076
Series 2012 A:
4% 10/1/16	355,000	369,931
5% 10/1/18	200,000	223,574
Series 2014 A, 4% 10/1/16	150,000	156,309
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. Series 2006 B, 5% 2/15/17	350,000	359,618
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds:
(Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (b)	350,000	365,379
Series 2006 B8, 4.1%, tender 11/3/16 (b)	1,445,000	1,508,493
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (b)	95,000	96,496
Indianapolis Gas Util. Sys. Rev. 3.5% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	175,000	183,258
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F, 5% 1/1/17 (AMBAC Insured) (c)	150,000	156,282
Municipal Bonds - continued
	Principal Amount	Value
Indiana - continued
Purdue Univ. Rev.:
Series 2005 U, 5% 7/1/15	$ 100,000	$ 100,000
Series A, 5% 7/1/15	175,000	175,000
		5,501,273
Kansas - 0.5%
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med. Ctr. Proj.) Series 2005 L, 5.25% 11/15/16	955,000	971,350
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev.:
Series 2012 A, 4% 9/1/17	175,000	185,882
Series 2014 A, 4% 9/1/16	100,000	103,923
		1,261,155
Kentucky - 0.6%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series A:
5% 8/15/15	300,000	301,542
5% 8/15/17	450,000	484,218
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.):
Series 2001 B, 1.35%, tender 5/1/18 (b)(c)	500,000	497,250
Series 2003 A, 1.65%, tender 4/3/17 (b)	170,000	171,754
Series 2007 B, 1.15%, tender 6/1/17 (b)	100,000	99,981
		1,554,745
Louisiana - 0.1%
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 1998 B, 5% 7/1/16	140,000	146,062
Louisiana Pub. Facilities Auth. Rev. Series 2009 A, 5% 7/1/17	125,000	134,576
		280,638
Maryland - 0.6%
Maryland Gen. Oblig. Series 2010 B, 5% 8/1/15	100,000	100,404
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Series 2008, 5% 7/1/15	360,000	360,000
Series 2013 A, 3% 8/15/16	185,000	190,063
Series 2014, 2% 7/1/15	700,000	700,000
0% 7/1/15	50,000	50,000
		1,400,467
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - 4.5%
Berkshire Wind Pwr. Coop. Corp. (Wind Proj.):
Series 1, 5% 7/1/16	$ 420,000	$ 438,396
Series 2010 1, 5% 7/1/15	300,000	300,000
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2006 B, 5% 7/1/15	140,000	140,000
Massachusetts Clean Wtr. Trust:
Series 14, 4% 8/1/15	20,000	20,063
Series 15 A, 4% 8/1/15	125,000	125,393
Series 2004 A, 5.25% 8/1/15	175,000	175,728
Series 2009 A, 5% 8/1/15	125,000	125,494
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 B, 5% 1/1/18	100,000	109,616
Massachusetts Dev. Fin. Agcy. Rev.:
Bonds:
(Partners HealthCare Sys. Proj.) Series K4, 5%, tender 1/14/16 (b)	400,000	409,996
0.62%, tender 1/30/18 (b)	2,585,000	2,590,273
Series 2005 A, 5% 10/1/15	125,000	126,358
Series 2011 H, 5% 7/1/15	330,000	330,000
Series 2011 K6, 5% 7/1/15	75,000	75,000
Series 2013 B, 3% 7/1/15	100,000	100,000
Series 2013 F:
3% 7/1/15	200,000	200,000
4% 7/1/18	405,000	432,252
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 1.6%, tender 5/1/17 (b)(c)	150,000	150,806
Massachusetts Gen. Oblig.:
Series 2002 C, 5.5% 11/1/15	125,000	127,130
Series 2005 C, 5% 9/1/15	100,000	100,806
Series 2012 D, 0.5% 1/1/18 (b)	1,500,000	1,498,725
Series B, 5.25% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	110,000	110,466
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Partners HealthCare Sys., Inc. Proj.) Series 2007 G, 5% 7/1/18	100,000	108,591
Series 2004 D, 5% 11/15/16	275,000	290,417
Series 2007 G, 5% 7/1/15	445,000	445,000
Series 2008 D, 4.5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	345,000	345,000
Series 2008 E2:
5% 7/1/15	195,000	195,000
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
Series 2008 E2:
5% 7/1/17	$ 120,000	$ 129,440
Series 2009 D, 5% 7/1/16	520,000	540,410
Series 2010 H, 5% 7/1/16	125,000	130,045
Series 2010 J2, 5% 7/1/15	285,000	285,000
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev.:
(Nuclear Proj. 4) Series 2011, 5% 7/1/16	150,000	156,570
(Nuclear Proj. 3) Series 2011, 5% 7/1/15	300,000	300,000
(Nuclear Proj. 4) Series 2011, 5% 7/1/15	100,000	100,000
4% 7/1/16	200,000	206,796
Massachusetts Port Auth. Rev. Series 2008 C, 5% 7/1/15	100,000	100,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2010 B, 5% 8/1/15	75,000	75,301
		11,094,072
Michigan - 4.1%
Forest Hills Pub. Schools 4% 5/1/17	580,000	611,506
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2011 A, 5% 11/15/15	85,000	86,392
Michigan Fin. Auth. Rev.:
Bonds Series 2015 D1, 0.726%, tender 10/15/18 (b)	2,000,000	2,000,380
Series 2010 A:
5% 12/1/16	200,000	211,924
5% 12/1/18	275,000	308,173
Series 2012 A, 5% 7/1/15	165,000	165,000
Series 2014, 4% 6/1/18	300,000	322,554
Michigan Hosp. Fin. Auth. Rev.:
Bonds:
(Ascension Health Cr. Group Proj.) 1.5%, tender 3/15/17 (b)	900,000	910,260
Series 2010 F1, 2%, tender 5/30/18 (b)	500,000	513,240
Series 2010 F3, 1.4%, tender 6/29/18 (b)	875,000	882,936
Series 2008 A, 5.25% 5/15/17 (Escrowed to Maturity)	225,000	243,387
Series 2012 A, 5% 6/1/17	100,000	107,756
Michigan State Univ. Revs. Series 2007 A, 5% 2/15/16 (AMBAC Insured)	150,000	154,310
Michigan Trunk Line Fund Rev. Series 2005B, 5% 9/1/15	285,000	287,197
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Oakland Univ. Rev.:
Series 2012:
3% 3/1/16	$ 265,000	$ 269,433
4% 3/1/17	335,000	352,792
4% 3/1/18	130,000	139,510
Series 2013 A, 4% 3/1/18	400,000	429,260
Roseville Cmnty. Schools Series 2014, 5% 5/1/18	350,000	385,014
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D:
5% 9/1/17	345,000	373,235
5% 9/1/18	200,000	222,324
Wayne County Arpt. Auth. Rev. 5% 12/1/15 (FGIC Insured)	100,000	101,759
Wayne-Westland Cmnty. Schools Series 2014, 5% 5/1/18	250,000	275,155
Western Michigan Univ. Rev.:
Series 2013, 4% 11/15/16	100,000	104,508
Series 2014, 5% 11/15/17	100,000	109,250
Zeeland Pub. Schools:
4% 5/1/18	360,000	386,093
4% 5/1/18 (FSA Insured)	290,000	311,019
		10,264,367
Minnesota - 1.2%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2014 B, 5% 1/1/18 (c)	600,000	654,444
Minnesota Gen. Oblig. Series 2012 B, 5% 8/1/15	450,000	451,823
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2008 A, 5% 1/1/19 (Assured Guaranty Corp. Insured)	150,000	164,502
Shakopee Health Care Facilities Rev. Series 2014:
4% 9/1/16	295,000	306,260
5% 9/1/17	450,000	488,943
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
Series 2002 A:
5.25% 1/1/16 (AMBAC Insured)	390,000	399,274
5.25% 1/1/17	30,000	32,010
0% 1/1/18 (AMBAC Insured)	205,000	199,633
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. Series 2009 A, 4% 11/15/15	100,000	101,211
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev. Series 2006 A, 5% 1/1/17 (FSA Insured)	135,000	143,755
		2,941,855
Municipal Bonds - continued
	Principal Amount	Value
Mississippi - 0.2%
Mississippi Gen. Oblig. (Cap. Impts. Proj.) Series 2012 D, 0.6% 9/1/17 (b)	$ 490,000	$ 490,407
Missouri - 0.4%
Saint Louis Arpt. Rev. Series 2007 B, 5% 7/1/16 (FSA Insured) (c)	1,000,000	1,042,280
Nebraska - 0.5%
Nebraska Pub. Pwr. District Rev.:
Series 2005 C, 5% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	204,512
Series 2010 C:
5% 1/1/16	350,000	357,896
5% 1/1/17	120,000	127,633
Series 2011 A, 3% 1/1/16	100,000	101,286
Series 2012 B, 3% 1/1/16	100,000	101,286
Series 2014, 4% 1/1/17	125,000	131,106
Series B, 5% 1/1/16 (FSA Insured)	150,000	153,384
Omaha Pub. Pwr. District Elec. Rev. Series 2007 A, 4% 2/1/18 (Pre-Refunded to 2/1/17 @ 100)	90,000	94,758
		1,271,861
Nevada - 2.2%
Clark County Arpt. Rev.:
Series 2008 E, 5% 7/1/15	75,000	75,000
Series 2013 C1, 2.5% 7/1/15 (c)	140,000	140,000
Series 2015 B, 5% 7/1/17 (a)(c)	1,000,000	1,072,720
5% 7/1/17 (AMBAC Insured) (c)	120,000	128,972
Clark County Fuel Tax:
Series 2009 A, 3% 12/1/16	75,000	77,553
Series 2010 B, 3% 7/1/15	100,000	100,000
Clark County School District:
Series 2005 C, 5% 6/15/16 (Pre-Refunded to 12/15/15 @ 100)	75,000	76,595
Series 2006 B, 4.5% 6/15/16 (AMBAC Insured)	205,000	212,970
Series 2006 C, 5% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	235,000	245,241
Series 2007 A, 4.5% 6/15/17 (FGIC Insured)	555,000	593,928
Series 2007 C:
5% 6/15/16	720,000	749,628
5% 6/15/18	300,000	327,729
Series 2008 A, 5% 6/15/17	140,000	151,164
Series 2011 B, 5% 6/15/16	150,000	156,537
Series 2012 A, 5% 6/15/18	250,000	277,145
Municipal Bonds - continued
	Principal Amount	Value
Nevada - continued
Clark County School District: - continued
Series 2013 B, 5% 6/15/17	$ 380,000	$ 410,301
Series 2014 A, 5.5% 6/15/17	75,000	81,701
Series 2014 B, 5.5% 6/15/17	175,000	190,636
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig.:
Series 2010 B, 4% 3/1/17	55,000	58,005
Series 2012 B, 5% 6/1/18	70,000	77,629
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/17	350,000	374,787
		5,578,241
New Hampshire - 0.0%
New Hampshire Health & Ed. Facilities Auth. Rev. 4% 7/1/15	60,000	60,000
New Jersey - 4.8%
New Brunswick Hsg. Auth. Rev. (Rutgers Univ. Easton Avenue Proj.) Series 2011:
5% 7/1/16	200,000	208,862
5% 7/1/17	100,000	107,805
New Jersey Ctfs. of Prtn. Series 2009 A, 5% 6/15/16	90,000	93,617
New Jersey Econ. Dev. Auth. Rev.:
Series 2003 A, 0% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	70,000	70,000
Series 2008, 5% 3/1/17	180,000	187,952
Series 2010 DD1 5% 12/15/17	155,000	164,804
Series 2011 EE:
5% 9/1/16	100,000	103,761
5% 9/1/18	165,000	177,218
Series 2012, 5% 6/15/17	500,000	529,505
5.25% 12/15/15	285,000	290,783
5.25% 12/15/15 (Escrowed to Maturity)	150,000	153,356
New Jersey Edl. Facilities Auth. Rev.:
Series 2005 D, 5% 7/1/15	100,000	100,000
Series 2007 B, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	235,000	235,000
Series 2011 A, 5% 7/1/15	650,000	650,000
Series 2011 C, 4% 7/1/15	250,000	250,000
Series 2013 A, 5% 7/1/17	80,000	86,261
New Jersey Gen. Oblig.:
Series 2005 L, 5.25% 7/15/15	450,000	450,851
Series 2009 O, 5% 8/1/15	695,000	697,676
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Gen. Oblig.: - continued
Series 2010 Q, 5% 8/15/15	$ 150,000	$ 150,848
Series H, 5.25% 7/1/15 (FSA Insured)	615,000	615,000
Series N, 5.5% 7/15/15 (AMBAC Insured)	100,000	100,199
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Virtua Health Proj.) Series A, 5.25% 7/1/17 (Assured Guaranty Corp. Insured)	75,000	81,222
Series 2009 A, 5.25% 7/1/16	150,000	156,741
Series 2010, 5% 11/15/15	340,000	345,681
Series 2011:
4% 7/1/15	550,000	550,000
4% 7/1/16	250,000	258,270
5% 7/1/15	200,000	200,000
5% 7/1/16	1,150,000	1,198,047
5% 7/1/17	125,000	134,680
Series 2013 A:
3% 7/1/16	115,000	117,206
5% 7/1/18	100,000	110,430
4% 7/1/17	330,000	349,018
New Jersey Trans. Trust Fund Auth.:
Series 2003 A, 5.5% 12/15/15 (AMBAC Insured)	525,000	534,676
Series 2004 B, 5.5% 12/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	175,000	178,287
Series 2011 B, 5% 6/15/18	130,000	139,199
Series 2012 AA, 4% 6/15/18	980,000	1,020,298
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A, 5% 9/15/17	1,000,000	1,072,470
		11,869,723
New Mexico - 0.1%
New Mexico Severance Tax Rev. Series 2009 A, 5% 7/1/15	145,000	145,000
New York - 2.2%
Hempstead Town Gen. Oblig. Series 2008 A, 5% 8/15/15	80,000	80,462
New York City Gen. Oblig.:
Series 2006 A, 5% 8/1/15 (FSA Insured)	275,000	276,114
Series 2006 E, 5% 8/1/15	100,000	100,405
Series 2008 G, 5% 8/1/15	185,000	185,749
Series 2008 J1, 5% 8/1/15	125,000	125,506
Series 2010 E, 5% 8/1/15	135,000	135,547
Series 2011 G, 3% 8/1/15	100,000	100,238
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.: - continued
Series 2013 E, 5% 8/1/15	$ 130,000	$ 130,527
Series 2015 F, 0.72% 2/15/19 (b)	1,000,000	999,820
4% 8/1/15	70,000	70,225
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2006 BB, 4% 6/15/17 (Pre-Refunded to 6/15/16 @ 100)	115,000	118,942
New York City Transitional Fin. Auth. Rev.:
Series 2005 A1, 5% 11/1/15	150,000	152,322
Series 2010 B, 5% 11/1/15	180,000	182,781
Series 2011 A3, 4% 8/1/15	215,000	215,688
Series 2011 E, 5% 11/1/15	175,000	177,686
New York Dorm. Auth. Revs.:
(New York Univ. Proj.) Series A, 5.75% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	75,000	75,000
Series 2006 A, 5% 7/1/15 (AMBAC Insured)	340,000	340,000
Series 2011 A, 5% 7/1/15	100,000	100,000
New York Envir. Facilities Corp. State Personal Income Tax Rev. Series 2004 A, 5.25% 12/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100,000	102,233
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2002 B2, 4% 11/1/15	100,000	101,222
New York Metropolitan Trans. Auth. Rev.:
Series 2002 G1, 0.953% 11/1/17 (b)	115,000	116,188
Series 2005 C, 5% 11/15/15	150,000	152,550
Series 2007 B, 5% 11/15/15	125,000	127,125
Series 2008 B1, 5% 11/15/15	125,000	127,125
Series 2012 C, 5% 11/15/15	165,000	167,805
Series 2012 D, 4% 11/15/15	200,000	202,684
New York State Gen. Oblig. Series 2011 C, 4% 9/1/15	110,000	110,674
New York Thruway Auth. Gen. Rev.:
Series 2007 H, 4% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	65,000	69,859
Series II, 5% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	150,000	159,450
Rochester Gen. Oblig. Series 2012 I, 4% 8/15/15	125,000	125,568
Triborough Bridge & Tunnel Auth. Revs. Series 2002 B:
5.25% 11/15/15	110,000	111,980
5.25% 11/15/15	120,000	122,160
		5,363,635
Municipal Bonds - continued
	Principal Amount	Value
New York And New Jersey - 0.1%
Port Auth. of New York & New Jersey Series 148, 5% 8/15/15	$ 175,000	$ 176,006
North Carolina - 2.3%
Charlotte Ctfs. of Prtn. Series 2014 A, 4% 12/1/15	175,000	177,697
Charlotte Int'l. Arpt. Rev.:
Series 2007 A, 4% 7/1/15 (AMBAC Insured)	100,000	100,000
Series 2009 B, 5% 7/1/15	155,000	155,000
Series 2011 A, 2.5% 7/1/16	100,000	101,975
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev.:
Series 2007 A:
4.5% 1/15/16	100,000	102,111
5% 1/15/18	420,000	447,548
Series 2009 A, 4% 1/15/17	150,000	157,238
Series 2011 A, 3% 1/15/17	100,000	103,312
Series 2012 A, 5% 1/15/17	100,000	106,337
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 1991 A, 6.5% 1/1/18 (Assured Guaranty Corp. Insured)	50,000	56,446
Series 2005 A:
4% 1/1/16 (AMBAC Insured)	300,000	305,121
5% 1/1/16	390,000	398,549
Series 2008 A:
5% 1/1/16	165,000	168,617
5.25% 1/1/19 (Assured Guaranty Corp. Insured)	605,000	664,841
Series 2009 A, 5% 1/1/18	125,000	136,375
Series 2009 B:
5% 1/1/16	185,000	189,055
5% 1/1/17	535,000	568,047
Series 2012 A, 3% 1/1/16	80,000	80,978
Series 2012 B, 5% 1/1/16	245,000	250,370
North Carolina Med. Care Cmnty. Health Series 2010, 3% 11/15/16	115,000	118,601
North Carolina Med. Care Commission Health Care Facilities Rev. 4% 12/1/15	500,000	507,295
Municipal Bonds - continued
	Principal Amount	Value
North Carolina - continued
Raleigh Durham Arpt. Auth. Arpt. Rev.:
Series 2007, 5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	$ 190,000	203,595
Series 2010 A, 5% 5/1/17	100,000	107,570
Series 2010 B, 4% 11/1/15	415,000	420,034
		5,626,712
Ohio - 2.7%
Cleveland Ctfs. of Prtn. (Cleveland Stadium Proj.) Series 2010 A, 5% 11/15/17	200,000	215,286
Franklin County Hosp. Facilities Rev. (Nationwide Children's Hosp. Proj.) Series 2012 A, 5% 11/1/16	100,000	105,841
Franklin County Hosp. Rev. Bonds Series 2011 D, 4%, tender 8/1/16 (b)	1,480,000	1,535,012
Hamilton County Health Care Facilities Rev. 5% 6/1/17	65,000	69,734
Kent State Univ. Revs.:
Series 2009 B, 5% 5/1/17 (Assured Guaranty Corp. Insured)	60,000	64,497
Series 2014 A, 3% 5/1/16	175,000	178,544
Lucas County Hosp. Rev. Series 2011 D, 3% 11/15/16	100,000	102,952
Miami Univ.:
Series 2007, 5% 9/1/15 (AMBAC Insured)	100,000	100,757
Series 2011, 4% 9/1/15	170,000	171,018
Ohio Bldg. Auth. (Juvenille Correctional Bldg. Fund Projs.) Series 2007 A, 5.5% 4/1/16 (FSA Insured)	75,000	77,865
Ohio Gen. Oblig.:
Series 2006 A, 5% 9/15/15	125,000	126,188
Series 2009 C, 5% 9/15/15	200,000	201,900
Series 2010 A, 4% 8/1/15	140,000	140,449
Series 2010 C, 4% 9/1/15	110,000	110,674
Ohio Higher Edl. Facility Commission Rev.:
(Univ. of Dayton 2009 Proj.) 5% 12/1/17	155,000	168,598
(Univ. of Dayton 2011 Proj.) Series 2011 A, 5% 12/1/15	720,000	733,428
Series 2010 A:
3.5% 1/15/16	50,000	50,754
5% 1/15/18	360,000	393,358
Ohio Hosp. Rev.:
Series 2012 A:
5% 1/15/16	470,000	480,772
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio Hosp. Rev.: - continued
Series 2012 A:
5% 1/15/17	$ 220,000	$ 233,422
Series 2013 A, 5% 1/15/17	210,000	222,812
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2010 A, 3.375%, tender 7/1/15 (b)	850,000	850,000
Univ. of Akron Gen. Receipts Series 2010 A, 5% 1/1/19 (FSA Insured)	400,000	447,812
		6,781,673
Oklahoma - 0.1%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Series 2008 C, 5% 8/15/16 (Escrowed to Maturity)	215,000	225,974
Oregon - 0.3%
Clackamas County Hosp. Facility Auth. Series 2009 A, 4% 7/15/15	255,000	255,347
Oregon Facilities Auth. Rev.:
(Legacy Health Proj.) Series 2011 A, 5.25% 5/1/19	100,000	114,068
Series 2011 C, 5% 10/1/15	170,000	171,875
Oregon Gen. Oblig. Series 2005 B, 3.875% 8/1/15	100,000	100,310
Port of Portland Arpt. Rev. 5% 7/1/18 (c)	80,000	88,344
		729,944
Pennsylvania - 3.6%
Allegheny County Arpt. Auth. Rev.:
Series 2007 A, 5% 1/1/16 (FSA Insured) (c)	680,000	694,736
Series 2007 B:
5% 1/1/17 (FSA Insured)	435,000	460,869
5% 1/1/18 (FSA Insured)	805,000	878,666
Series 2010 A, 5% 1/1/17 (FSA Insured) (c)	190,000	201,009
Allegheny County Hosp. Dev. Auth. Rev.:
Series 2008 A, 5% 9/1/17	120,000	130,600
Series 2010 A, 5% 5/15/18	120,000	133,096
Bucks Co. Indl. Dev. Auth. Solid Waste Rev. Bonds 1.375%, tender 2/1/17 (b)	350,000	349,108
Monroeville Fin. Auth. UPMC Rev.:
Series 2012:
4% 2/15/17	75,000	78,914
4% 2/15/18	130,000	139,876
Series 2014 B, 3% 2/1/19	195,000	206,035
Montgomery County Indl. Dev. 4% 10/1/17	200,000	213,554
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Montgomery County Higher Ed. & Health Auth. Hosp. Rev.:
(Abington Memorial Hosp. Proj.) Series 2009 A, 5% 6/1/17	$ 75,000	$ 80,669
Series 2009 A, 5% 6/1/18	130,000	143,148
Pennsylvania Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 A, 4% 7/1/15	75,000	75,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. Series 2014 A:
4% 2/1/17	350,000	367,826
4% 2/1/18	200,000	214,970
4% 2/1/19	100,000	109,130
Pennsylvania Gen. Oblig.:
Series 2005, 5% 1/1/16	155,000	158,613
Series 2007 A, 5% 11/1/15	125,000	126,928
Series 2009 1, 5% 3/15/18	120,000	131,738
Series 2012, 5% 6/1/18	300,000	330,975
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Univ. of Pennsylvania Health Sys. Proj.) Series 2005 A, 5% 8/15/15 (Escrowed to Maturity)	395,000	397,090
Series 2006 1, 5% 4/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	258,255
Series 2010 1, 5% 4/1/18	230,000	253,124
Series 2010 E, 5% 5/15/18	100,000	110,913
Series 2012 1, 4% 4/1/16	60,000	61,541
5% 4/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	115,000	118,762
Philadelphia Arpt. Rev.:
Series 2010 A, 4% 6/15/16	105,000	108,337
Series 2010 C, 5% 6/15/18 (c)	445,000	491,956
Series 2010 D, 5% 6/15/16 (c)	500,000	519,850
Series 2011 A, 5% 6/15/18 (c)	100,000	110,552
Philadelphia Gas Works Rev.:
Eighth Series A, 5% 8/1/16	100,000	104,145
Tenth Series 1998, 5% 7/1/15	150,000	150,000
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. (The Children's Hosp. of Philadelphia Proj.) Series 2007 A, 4.25% 7/1/16	250,000	258,555
Philadelphia Wtr. & Wastewtr. Rev. Series 2010 A, 5% 6/15/16	345,000	359,700
Southeastern Pennsylvania Trans. Auth. Rev. Series 2010, 4% 3/1/17	285,000	299,894
		8,828,134
Municipal Bonds - continued
	Principal Amount	Value
South Carolina - 0.8%
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015, 5% 12/1/18	$ 1,000,000	$ 1,110,390
South Carolina Gen. Oblig. Series 2005 C, 5.25% 8/1/15	175,000	175,728
South Carolina Pub. Svc. Auth. Rev.:
Series 2006 C:
5% 1/1/17 (FSA Insured)	135,000	143,651
5% 1/1/18 (FSA Insured)	125,000	132,071
Series 2007 A, 5% 1/1/18 (Pre-Refunded to 1/1/17 @ 100)	50,000	53,243
Series 2010 B, 5% 1/1/18	175,000	192,236
Series 2015 A, 5% 1/1/19 (FSA Insured)	150,000	158,462
Series B, 5% 1/1/16	110,000	112,564
		2,078,345
Tennessee - 0.3%
Jackson Hosp. Rev.:
5.5% 4/1/16	50,000	51,865
5.5% 4/1/16 (Escrowed to Maturity)	140,000	145,061
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2011 A1, 5% 7/1/17 (c)	30,000	32,268
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/15	475,000	478,472
		707,666
Texas - 3.9%
Corpus Christi Util. Sys. Rev.:
Bonds Series 2015 B, 2%, tender 7/15/17 (b)	1,500,000	1,522,185
Series 2012, 4% 7/15/15	320,000	320,438
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A:
4% 11/1/17	200,000	214,868
5% 11/1/15	100,000	101,509
5% 11/1/16	290,000	306,820
Series 2012 G, 4% 11/1/15	160,000	161,904
Series 2013 D, 5% 11/1/15	225,000	228,395
Series 2013 E, 5% 11/1/17 (c)	100,000	109,123
Series 2014 A:
3% 11/1/16 (c)	180,000	185,476
3% 11/1/17 (c)	185,000	193,373
Dallas Independent School District Series 2006, 4% 8/15/15	75,000	75,353
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Dallas Wtrwks. & Swr. Sys. Rev. Series 2008, 4% 10/1/15	$ 100,000	$ 100,908
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Series 2013 A:
4% 12/1/16	200,000	209,024
4% 12/1/18	145,000	157,938
Harris County Health Facilities Dev. Corp. Rev.:
Series 2005 A5, 5% 7/1/16 (FSA Insured)	500,000	521,040
Series 2005 A6, 5% 7/1/16 (FSA Insured)	100,000	104,208
5% 7/1/15 (FSA Insured)	230,000	230,000
Houston Arpt. Sys. Rev.:
Series 2007 B, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	175,000	182,453
Series 2012 A, 5% 7/1/18 (c)	90,000	99,082
Houston Cmnty. College Sys. Rev. Series 2011, 5% 2/15/18	80,000	88,196
Lower Colorado River Auth. Rev.:
Series 2008, 5% 5/15/18	205,000	226,699
Series 2012 B, 5% 5/15/17	100,000	107,750
Series 2012, 3.5% 5/15/16	115,000	117,991
5% 5/15/16	100,000	103,884
5% 5/15/17	165,000	177,788
North East Texas Independent School District Series 2007 A, 0% 8/1/15	110,000	109,966
San Antonio Elec. & Gas Sys. Rev. Series 2006 B, 5% 2/1/18	85,000	90,653
San Antonio Gen. Oblig. (Hsg. Production Trust Fund - New Cmntys. Proj.) Series 2007 A, 5% 8/1/15	200,000	200,800
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009, 5% 10/1/17	60,000	65,377
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2011 A, 5% 11/15/15	475,000	482,847
Series 2011 A, 5% 11/15/16	200,000	211,632
Series 2014, 5% 12/1/16	125,000	132,616
Texas Gen. Oblig.:
Series 2007 A, 5% 8/1/15	125,000	125,491
Series 2008 C, 5.25% 8/1/15	100,000	100,413
Series 2010, 4.25% 8/1/15 (c)	50,000	50,166
Series 2013 A, 2% 8/1/15	175,000	175,261
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,160,000	1,159,397
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Texas Muni. Pwr. Agcy. Rev.: - continued
0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 625,000	$ 619,344
Texas Pub. Fin. Auth. Rev. Series 2010 A, 5% 7/1/15	80,000	80,000
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2013, 5% 8/1/15	100,000	100,394
Univ. of Texas Board of Regents Sys. Rev. Series 2008 A, 4% 8/15/15	175,000	175,800
		9,726,562
Utah - 0.1%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series 2009 A, 5% 7/1/15	110,000	110,000
Utah Gen. Oblig.:
Series 2004 A, 5% 7/1/15	125,000	125,000
Series 2009 C, 5% 7/1/15	40,000	40,000
		275,000
Virginia - 0.4%
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Series 2010, 4% 11/1/15	240,000	242,926
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 2.375%, tender 11/1/15 (b)	815,000	820,110
		1,063,036
Washington - 2.1%
Chelan County Pub. Util. District #1 Rev. Series 2011 B, 5% 7/1/18 (c)	100,000	110,183
Clark County Pub. Util. District #1 Generating Sys. Rev. Series 2010, 5% 1/1/16	260,000	265,634
Energy Northwest Elec. Rev.:
(Proj. #3):
Series 2005 A, 5% 7/1/15	115,000	115,000
Series 2007 A:
5% 7/1/15	255,000	255,000
5% 7/1/15 (Escrowed to Maturity)	55,000	55,000
(Proj. 1) Series 2010 A, 3% 7/1/15 (Escrowed to Maturity)	160,000	160,000
Series 2003 A, 5.5% 7/1/15	230,000	230,000
Series 2007 C, 5% 7/1/15 (Escrowed to Maturity)	245,000	245,000
Series 2008 A, 5% 7/1/15	415,000	415,000
Series 2009 A, 4% 7/1/15	190,000	190,000
Series 2011 A, 4% 7/1/15	140,000	140,000
Municipal Bonds - continued
	Principal Amount	Value
Washington - continued
Port of Seattle Rev.:
Series 2005 A, 5% 3/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 125,000	$ 126,631
Series 2010 A, 4% 6/1/16	125,000	128,981
Series 2010 C, 5% 2/1/18 (c)	625,000	684,413
Series 2012 A:
4% 8/1/17	100,000	106,256
5% 8/1/16	250,000	261,790
Series 2012 B, 4% 8/1/17 (c)	115,000	121,877
Seattle Wtr. Sys. Rev. Series 2005, 5% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	400,000	402,988
Washington Ctfs. of Prtn. Series 2013 D, 4% 7/1/17	240,000	254,614
Washington Gen. Oblig.:
Series 2004 C, 0% 6/1/18	185,000	178,582
Series 2006 RA, 5% 7/1/15	170,000	170,000
Series 2009 A, 5% 7/1/15	160,000	160,000
Series 2010 B, 5% 1/1/16	95,000	97,172
Washington Health Care Facilities Auth. Rev.:
Series 2010 B, 5% 10/1/15	100,000	101,139
Series 2014, 5% 3/1/18	225,000	245,032
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series 1993 C, 0% 7/1/18	100,000	95,749
		5,316,041
West Virginia - 0.2%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds 1.9%, tender 4/1/19 (b)	500,000	498,025
Wisconsin - 1.9%
Milwaukee County Arpt. Rev.:
Series 2005 A, 5.25% 12/1/16 (FSA Insured) (c)	480,000	509,107
Series 2007 A, 5% 12/1/17 (c)	200,000	211,576
Series 2010 B, 5% 12/1/16 (c)	550,000	581,438
Series 2013 A, 5% 12/1/15 (c)	250,000	254,643
Wisconsin Health & Edl. Facilities:
Bonds Series 2013 B:
4%, tender 3/1/18 (b)	1,075,000	1,158,033
4%, tender 5/30/19 (b)	150,000	164,691
Series 2013 A, 5% 11/15/18	160,000	179,221
4% 12/15/16	250,000	261,850
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/17	55,000	58,941
Municipal Bonds - continued
	Principal Amount	Value
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
Series 2012 B:
4% 8/15/15	$ 555,000	$ 557,514
5% 8/15/16	175,000	183,013
Series 2012 C, 4% 8/15/15	300,000	301,311
5% 10/1/16	100,000	105,371
Wisconsin Trans. Rev. Series 2010 A, 5% 7/1/15	100,000	100,000
		4,626,709
TOTAL MUNICIPAL BONDS (Cost $177,884,947)		177,758,426
Municipal Notes - 32.3%

Florida - 0.7%
Austin Trust Various States Participating VRDN Series BA 08 1145, 0.39% 7/7/15 (Liquidity Facility Bank of America NA) (b)(c)(d)	1,700,000	1,700,000
Georgia - 0.1%
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev. (West End Hsg. Dev. Proj.) 0.21% 7/7/15, LOC Fannie Mae, VRDN (b)(c)	300,000	300,000
Idaho - 0.6%
Deutsche Spears/Lifers Trust Participating VRDN Series DB 1102, 0.39% 7/7/15 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)	1,500,000	1,500,000
Illinois - 7.7%
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN Series DB 1056X, 0.32% 7/7/15 (Liquidity Facility Deutsche Bank AG) (b)(d)	5,000,000	5,000,000
Cook County Gen. Oblig. Participating VRDN Series 2015 XF0124, 0.49% 7/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,000,000	5,000,000
Deutsche Spears/Lifers Trust Participating VRDN Series DB 1212, 0.37% 7/7/15 (Liquidity Facility Deutsche Bank AG) (b)(d)	3,200,000	3,200,000
Glendale Heights Indl. Dev. Rev. (Hudapack Metal Treating of Illinois, Inc. Proj.) 0.52% 7/7/15, LOC JPMorgan Chase Bank, VRDN (b)(c)	210,000	210,000
Illinois Dev. Fin. Auth. Indl. Dev. Rev. (Indl. Steel Construction, Inc. Proj.) 0.32% 7/7/15, LOC JPMorgan Chase Bank, VRDN (b)(c)	1,645,000	1,645,000
Municipal Notes - continued
	Principal Amount	Value
Illinois - continued
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 1998 B, 0.35% 7/2/15 (FSA Insured), VRDN (b)	1,500,000	$ 1,500,000
Village of Woodridge, DuPage, Will & Cook Counties (Home Run Inn Frozen Foods Corp. Proj.) Series 2005, 0.32% 7/7/15, LOC JPMorgan Chase Bank, VRDN (b)(c)	1,880,000	1,880,000
West Chicago Indl. Dev. Auth. Indl. Dev. Rev. (Royal Gold Ribbon Foods Proj.) Series 1999, 0.47% 7/7/15, LOC JPMorgan Chase Bank, VRDN (b)(c)	700,000	700,000
		19,135,000
Indiana - 2.6%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 B, 0.35% 7/7/15, VRDN (b)(c)	6,000,000	6,000,000
Vigo County Econ. Dev. Rev. (Wabash Valley Packaging Corp. Proj.) Series 2000, 0.26% 7/1/15, LOC Wells Fargo Bank NA, VRDN (b)(c)	500,000	500,000
		6,500,000
Kentucky - 0.3%
Bardstown Indl. Rev. (JAV Invt. LLC Proj.) Series 2001, 0.52% 7/7/15, LOC JPMorgan Chase Bank, VRDN (b)(c)	300,000	300,000
Kentucky Pub. Trans. BAN Series 2013 A, 5% 7/1/17	300,000	320,592
		620,592
Maryland - 0.7%
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Series 1995, 0.28% 7/7/15 (Liquidity Facility Manufacturers & Traders Trust Co.), VRDN (b)	1,750,000	1,750,000
Series 2002, 0.13% 7/7/15, LOC SunTrust Banks, Inc., VRDN (b)	100,000	100,000
		1,850,000
Michigan - 1.2%
Lowell Mich Ltd. Oblig. Indl. Dev. (Litehouse, Inc. Proj.) Series 2003, 0.46% 7/7/15, LOC Fifth Third Bank, Cincinnati, VRDN (b)(c)	1,055,000	1,055,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Crest Industries, Inc. Proj.) Series 2000 A, 0.52% 7/7/15, LOC JPMorgan Chase Bank, VRDN (b)(c)	555,000	555,000
(Kay Screen Printing, Inc. Proj.) Series 2000, 0.32% 7/7/15, LOC JPMorgan Chase Bank, VRDN (b)(c)	200,000	200,000
Municipal Notes - continued
	Principal Amount	Value
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev.: - continued
(Press-Way, Inc. Proj.) Series 1998, 0.52% 7/7/15, LOC JPMorgan Chase Bank, VRDN (b)(c)	1,000,000	$ 1,000,000
0.52% 7/7/15, LOC JPMorgan Chase Bank, VRDN (b)(c)	200,000	200,000
		3,010,000
Mississippi - 0.4%
Mississippi Bus. Fin. Corp. Rev. (Utils. Optimization LLC Proj.) Series 2002 A, 0.26% 7/7/15, LOC Cap. One Bank, VRDN (b)(c)	900,000	900,000
New Jersey - 0.9%
New Jersey Health Care Facilities Fing. Auth. Rev. Participating VRDN Series Floaters 3018, 0.46% 7/7/15 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)	1,750,725	1,750,725
Newark Gen. Oblig. TAN Series 2015 A, 1.75% 2/19/16	500,000	501,045
		2,251,770
New York - 1.6%
East Rochester Hsg. Auth. Rev. (Home Good Sheperd Proj.) Series A, 0.34% 7/7/15, LOC RBS Citizens NA, VRDN (b)	3,685,000	3,685,000
Ulster County Indl. Dev. Agcy. I (Selux Corp. Proj.) Series A, 0.32% 7/7/15, LOC Manufacturers & Traders Trust Co., VRDN (b)(c)	365,000	365,000
		4,050,000
North Carolina - 2.9%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth.:
(Nucor Corp. Proj.) Series 2000 A, 0.35% 7/7/15, VRDN (b)(c)	5,800,000	5,800,000
Series 2000 B, 0.23% 7/7/15, VRDN (b)(c)	800,000	800,000
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev. Series 2003, 0.18% 7/7/15, LOC Branch Banking & Trust Co., VRDN (b)	500,000	500,000
		7,100,000
Ohio - 0.0%
Franklin County Indl. Dev. Rev. (Girl Scout Council Proj.) 0.44% 7/7/15, LOC PNC Bank NA, VRDN (b)	90,000	90,000
Pennsylvania - 0.9%
Adams County Indl. Dev. Auth. Rev. (SAY Plastics, Inc. Proj.) Series A, 0.26% 7/7/15, LOC Wells Fargo Bank NA, VRDN (b)(c)	1,700,000	1,700,000
Municipal Notes - continued
	Principal Amount	Value
Pennsylvania - continued
Butler County Hosp. Auth. Hosp. Rev. Series 2012 A, 0.27% 7/7/15, LOC Citizens Bank of Pennsylvania, VRDN (b)	300,000	$ 300,000
Philadelphia Auth. For Indl. Dev. (I. Rice Assoc. L.P. Proj.) Series 1997, 0.26% 7/7/15, LOC Wells Fargo Bank NA, VRDN (b)(c)	100,000	100,000
		2,100,000
Tennessee - 0.2%
Union City Indl. Dev. (Kohler Co. Proj.) Series 1995, 0.26% 7/7/15, LOC Wells Fargo Bank NA, VRDN (b)(c)	500,000	500,000
Texas - 10.3%
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2009 A, 0.2% 7/1/15, VRDN (b)	3,700,000	3,700,000
Series 2009 C, 0.21% 7/1/15, VRDN (b)	4,405,000	4,405,000
Series 2010 B, 0.2% 7/1/15, VRDN (b)	6,680,000	6,680,000
Series 2010 C, 0.21% 7/1/15, VRDN (b)	760,000	760,000
Series 2010 D, 0.2% 7/1/15, VRDN (b)	9,700,000	9,699,978
Texas Gen. Oblig. TRAN Series 2014, 1.5% 8/31/15	275,000	275,630
		25,520,608
Washington - 0.8%
Kitsap County Indl. Dev. Corpre (Cara Land Co., L.L.C. Proj.) Series 2006, 0.26% 7/7/15, LOC Wells Fargo Bank NA, VRDN (b)(c)	190,000	190,000
Seattle Hsg. Auth. Rev. (Douglas Apts. Proj.) 0.23% 7/7/15, LOC KeyBank NA, VRDN (b)	1,840,000	1,840,000
		2,030,000
Wisconsin - 0.1%
Kimberly Dev. Rev. (Fox Cities YMCA Proj.) Series 2002, 0.47% 7/7/15, LOC BMO Harris Bank NA, VRDN (b)	200,000	200,000
Municipal Notes - continued
	Principal Amount	Value
Wyoming - 0.3%
Converse County Envir. Impt. Rev. Series 1995, 0.28% 7/7/15, VRDN (b)(c)	800,000	$ 800,000
TOTAL MUNICIPAL NOTES (Cost $80,154,088)		80,157,970
TOTAL INVESTMENT PORTFOLIO - 103.9% (Cost $258,039,035)		257,916,396
NET OTHER ASSETS (LIABILITIES) - (3.9)%		(9,788,239)
NET ASSETS - 100%		$ 248,128,157
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Provides evidence of ownership in one or more underlying municipal bonds.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
Health Care	22.2%
Industrial Development	17.8%
General Obligations	14.8%
Electric Utilities	12.9%
Transportation	11.1%
Synthetics	7.3%
Special Tax	5.2%
Education	5.0%
Others* (Individually Less Than 5%)	3.7%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $258,039,035)		$ 257,916,396
Cash		41,747
Receivable for investment sold		1,833,170
Receivable for fund shares sold		680,159
Interest receivable		2,238,123
Receivable from investment adviser for expense reductions		8,897
Other receivables		141
Total assets		262,718,633

Liabilities
Payable for investments purchased
Regular delivery	$ 13,094,046
Delayed delivery	1,073,840
Payable for fund shares redeemed	330,320
Distributions payable	19,155
Accrued management fee	60,858
Other affiliated payables	12,257
Total liabilities		14,590,476

Net Assets		$ 248,128,157
Net Assets consist of:
Paid in capital		$ 248,247,653
Distributions in excess of net investment income		(5)
Accumulated undistributed net realized gain (loss) on investments		3,148
Net unrealized appreciation (depreciation) on investments		(122,639)
Net Assets		$ 248,128,157

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2015 (Unaudited)

Conservative Income Municipal Bond: Net Asset Value, offering price and redemption price per share ($50,830,699 ÷ 5,069,297 shares)	$ 10.03

Institutional Class: Net Asset Value, offering price and redemption price per share ($197,297,458 ÷ 19,675,605 shares)	$ 10.03

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2015 (Unaudited)

Investment Income
Interest		$ 722,678

Expenses
Management fee	$ 319,629
Transfer agent fees	64,616
Independent trustees' compensation	397
Miscellaneous	146
Total expenses before reductions	384,788
Expense reductions	(44,509)	340,279
Net investment income (loss)		382,399
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		3,148
Change in net unrealized appreciation (depreciation) on investment securities		(243,817)
Net gain (loss)		(240,669)
Net increase (decrease) in net assets resulting from operations		$ 141,730

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2015 (Unaudited)	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 382,399	$ 272,120
Net realized gain (loss)	3,148	14,750
Change in net unrealized appreciation (depreciation)	(243,817)	89,733
Net increase (decrease) in net assets resulting from operations	141,730	376,603
Distributions to shareholders from net investment income	(382,304)	(272,095)
Distributions to shareholders from net realized gain	-	(19,173)
Total distributions	(382,304)	(291,268)
Share transactions - net increase (decrease)	59,771,031	138,343,926
Total increase (decrease) in net assets	59,530,457	138,429,261

Net Assets
Beginning of period	188,597,700	50,168,439
End of period (including distributions in excess of net investment income of $5 and distributions in excess of net investment income of $100, respectively)	$ 248,128,157	$ 188,597,700

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Conservative Income Municipal Bond

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.04	$ 10.02	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.014	.015	.002
Net realized and unrealized gain (loss)	(.010)	.021	.020
Total from investment operations	.004	.036	.022
Distributions from net investment income	(.014)	(.015)	(.002)
Distributions from net realized gain	-	(.001)	-
Total distributions	(.014)	(.016)	(.002)
Net asset value, end of period	$ 10.03	$ 10.04	$ 10.02
Total ReturnB, C	.04%	.36%	.22%
Ratios to Average Net Assets G, I
Expenses before reductions	.40%A	.40%	.40%A
Expenses net of fee waivers, if any	.40%A	.40%	.40%A
Expenses net of all reductions	.40%A	.40%	.40%A
Net investment income (loss)	.28%A	.15%	.11%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 50,831	$ 45,107	$ 22,205
Portfolio turnover rate J	56%A	51%	-%E, H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amount represents less than 1%.

F For the period October 15, 2013 (commencement of operations) to December 31, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount not annualized.

I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.04	$ 10.02	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.019	.025	.004
Net realized and unrealized gain (loss)	(.010)	.021	.020
Total from investment operations	.009	.046	.024
Distributions from net investment income	(.019)	(.025)	(.004)
Distributions from net realized gain	-	(.001)	-
Total distributions	(.019)	(.026)	(.004)
Net asset value, end of period	$ 10.03	$ 10.04	$ 10.02
Total ReturnB, C	.09%	.46%	.24%
Ratios to Average Net Assets G, I
Expenses before reductions	.35%A	.35%	.35%A
Expenses net of fee waivers, if any	.30%A	.30%	.30%A
Expenses net of all reductions	.30%A	.30%	.30%A
Net investment income (loss)	.38%A	.25%	.22%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 197,297	$ 143,491	$ 27,963
Portfolio turnover rate J	56% A	51%	-%E, H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amount represents less than 1%.

F For the period October 15, 2013 (commencement of operations) to December 31, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount not annualized.

I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2015 (Unaudited)

1. Organization.

Fidelity® Conservative Income Municipal Bond Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Conservative Income Municipal Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 162,946
Gross unrealized depreciation	(285,348)
Net unrealized appreciation (depreciation) on securities	$ (122,402)

Tax cost	$ 258,038,798

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $68,885,941 and $28,762,282, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .30% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Transfer Agent Fees. Pursuant to the transfer agent contract approved by the Board of Trustees effective May 1, 2015, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives asset-based fees of .10% and .05% of average net assets for Conservative Income Municipal Bond and Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Amount
Conservative Income Municipal Bond	$ 22,692
Institutional Class	41,924
$ 64,616

Prior to May 1, 2015, Citibank, N.A. was the transfer, dividend disbursing and shareholder servicing agent for the Fund. Prior to May 8, 2015, Citibank, N.A. was the custodian for the Fund.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $146 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through February 29, 2016. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Institutional Class	.30%	$ 44,298

In addition, through arrangements with the Fund's custodian , credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $211.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2015	Year ended December 31, 2014
From net investment income
Conservative Income Municipal Bond	$ 62,587	$ 58,697
Institutional Class	319,717	213,398
Total	$ 382,304	$ 272,095
From net realized gain
Conservative Income Municipal Bond	$ -	$ 4,693
Institutional Class	-	14,480
Total	$ -	$ 19,173

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended June 30, 2015	Year ended December 31, 2014	Six months ended June 30, 2015	Year ended December 31, 2014
Conservative Income Municipal Bond
Shares sold	1,790,527	5,731,977	$ 17,969,646	$ 57,532,962
Reinvestment of distributions	4,566	5,099	45,832	51,191
Shares redeemed	(1,220,200)	(3,459,068)	(12,250,058)	(34,727,886)
Net increase (decrease)	574,893	2,278,008	$ 5,765,420	$ 22,856,267
Institutional Class
Shares sold	9,175,769	15,995,878	$ 92,122,086	$ 160,570,529
Reinvestment of distributions	25,482	19,610	255,791	196,896
Shares redeemed	(3,822,342)	(4,509,814)	(38,372,266)	(45,279,766)
Net increase (decrease)	5,378,909	11,505,674	$ 54,005,611	$ 115,487,659

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(Japan) Limited

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

CMB-USAN-0815
1.967794.101

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Municipal Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 24, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 24, 2015